Variable Separate Account

American General Life Insurance Company

Financial Statements

December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Separate Account.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of Variable Separate Account indicated in the table below as of December 31, 2025 and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of Variable Separate Account as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS American High-Income Trust Class 3 (1)	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1 (1)
American Funds IS Asset Allocation Fund Class 2 (1)	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3 (1)
American Funds IS Asset Allocation Fund Class 3 (1)	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1 (1)
American Funds IS Capital Income Builder Class 4 (1)	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2 (1)
American Funds IS Global Growth Fund Class 2 (1)	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3 (1)
American Funds IS Growth Fund Class 2 (1)	SAST SA Fixed Income Index Portfolio Class 1 (1)
American Funds IS Growth Fund Class 3 (1)	SAST SA Fixed Income Index Portfolio Class 3 (1)
American Funds IS Growth-Income Fund Class 2 (1)	SAST SA Fixed Income Intermediate Index Portfolio Class 1 (1)
American Funds IS Growth-Income Fund Class 3 (1)	SAST SA Fixed Income Intermediate Index Portfolio Class 3 (1)
American Funds IS International Fund Class 3 (1)	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1 (1)
American Funds IS U.S. Government Securities Fund Class 3 (1)	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2 (1)
American Funds IS Ultra-Short Bond Fund Class 3 v	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3 (1)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III (1)	SAST SA Franklin Small Company Value Portfolio Class 1 (1)
BlackRock Global Allocation V.I. Fund Class III (1)	SAST SA Franklin Small Company Value Portfolio Class 3 (1)
Columbia VP Dividend Opportunity Fund Class 1 (1)	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1 (1)
Columbia VP Emerging Markets Bond Fund Class 2 (1)	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3(1)
Columbia VP Income Opportunities Fund Class 1 (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1 (1)
Columbia VP Large Cap Growth Fund Class 1 (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2 (1)
Columbia VP Limited Duration Credit Fund Class 2 (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3 (1)
Columbia VP Overseas Core Fund Class 2 (1)	SAST SA Franklin Tactical Opportunities Portfolio Class 1 (1)
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1 (1)	SAST SA Franklin Tactical Opportunities Portfolio Class 3 (1)
Columbia VP Small Company Growth Fund Class 1 (1)	SAST SA Global Index Allocation 60/40 Portfolio Class 1 (3)
CTIVP Principal Large Cap Growth Fund Class 1 (1)	SAST SA Global Index Allocation 60/40 Portfolio Class 3 (1)
FTVIP Franklin Allocation VIP Fund Class 1 (3)	SAST SA Global Index Allocation 75/25 Portfolio Class 1 (1)
FTVIP Franklin Allocation VIP Fund Class 2 (1)	SAST SA Global Index Allocation 75/25 Portfolio Class 3 (1)
FTVIP Franklin Income VIP Fund Class 1 (1)	SAST SA Global Index Allocation 90/10 Portfolio Class 1 (1)
FTVIP Franklin Income VIP Fund Class 2 (1)	SAST SA Global Index Allocation 90/10 Portfolio Class 3 (1)
FTVIP Franklin Strategic Income VIP Fund Class 2 (1)	SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1 (1)
Goldman Sachs VIT Government Money Market Fund Institutional Shares (1)	SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 2 (1)
Goldman Sachs VIT Government Money Market Fund Service Shares (1)	SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3 (1)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares (4)	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1 (1)

Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3 (1)
Invesco V.I. American Franchise Fund Series I (1)	SAST SA Index Allocation 60/40 Portfolio Class 1 (1)
Invesco V.I. American Franchise Fund Series II (1)	SAST SA Index Allocation 60/40 Portfolio Class 3 (1)
Invesco V.I. Balanced-Risk Allocation Fund Series II (1)	SAST SA Index Allocation 80/20 Portfolio Class 1 (1)
Invesco V.I. Comstock Fund Series I (1)	SAST SA Index Allocation 80/20 Portfolio Class 3 (1)
Invesco V.I. Comstock Fund Series II (1)	SAST SA Index Allocation 90/10 Portfolio Class 1 (1)
Invesco V.I. Growth and Income Fund Series I (1)	SAST SA Index Allocation 90/10 Portfolio Class 3 (1)
Invesco V.I. Growth and Income Fund Series II (1)	SAST SA International Index Portfolio Class 1 (1)
Nomura VIP Asset Strategy Series Service Class (1)	SAST SA International Index Portfolio Class 3 (1)
Lord Abbett Bond Debenture Portfolio Class VC (1)	SAST SA Invesco Growth Opportunities Portfolio Class 1 (1)
Lord Abbett Fundamental Equity Portfolio Class VC (1)	SAST SA Invesco Growth Opportunities Portfolio Class 2 (1)
Lord Abbett Growth and Income Portfolio Class VC (1)	SAST SA Invesco Growth Opportunities Portfolio Class 3 (1)
Lord Abbett Mid Cap Stock Portfolio Class VC (1)	SAST SA Janus Focused Growth Portfolio Class 1 (1)
Lord Abbett Short Duration Income Portfolio Class VC (1)	SAST SA Janus Focused Growth Portfolio Class 2 (1)
Morgan Stanley VIF Global Infrastructure Portfolio Class II (5)	SAST SA Janus Focused Growth Portfolio Class 3 (1)
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S (6)	SAST SA JPMorgan Diversified Balanced Portfolio Class 1 (1)
PIMCO All Asset Portfolio Advisor Class (1)	SAST SA JPMorgan Diversified Balanced Portfolio Class 2 (1)
PIMCO Dynamic Bond Portfolio Advisor Class (1)	SAST SA JPMorgan Diversified Balanced Portfolio Class 3 (1)
PIMCO Emerging Markets Bond Portfolio Advisor Class (1)	SAST SA JPMorgan Emerging Markets Portfolio Class 1 (1)
PIMCO Emerging Markets Bond Portfolio Institutional Class (1)	SAST SA JPMorgan Emerging Markets Portfolio Class 2 (1)
PIMCO Total Return Portfolio Advisor Class (1)	SAST SA JPMorgan Emerging Markets Portfolio Class 3 (1)
PIMCO Total Return Portfolio Institutional Class (1)	SAST SA JPMorgan Equity-Income Portfolio Class 1 (1)
PVC Core Plus Bond Account Class 1 (1)	SAST SA JPMorgan Equity-Income Portfolio Class 2 (1)
PVC Diversified International Account Class 1 (1)	SAST SA JPMorgan Equity-Income Portfolio Class 3 (1)
PVC Equity Income Account Class 1 (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 1 (1)
PVC Equity Income Account Class 2 (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 2 (1)
PVC Government & High Quality Bond Account Class 1 (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 3 (1)
PVC Large Cap Growth Account I Class 1 (1)	SAST SA JPMorgan MFS Core Bond Portfolio Class 1 (1)
PVC MidCap Account Class 1 (1)	SAST SA JPMorgan MFS Core Bond Portfolio Class 2 (1)
PVC MidCap Account Class 2 (1)	SAST SA JPMorgan MFS Core Bond Portfolio Class 3 (1)
PVC Principal Capital Appreciation Account Class 1 (1)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1 (1)
PVC Principal Capital Appreciation Account Class 2 (1)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2 (1)
PVC Real Estate Securities Account Class 1 (1)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3 (1)
PVC Real Estate Securities Account Class 2 (1)	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1 (1)
PVC SAM Balanced Portfolio Class 1 (1)	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2 (1)
PVC SAM Balanced Portfolio Class 2 (1)	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3 (1)
PVC SAM Conservative Balanced Portfolio Class 1 (1)	SAST SA Large Cap Growth Index Portfolio Class 1 (1)
PVC SAM Conservative Balanced Portfolio Class 2 (1)	SAST SA Large Cap Growth Index Portfolio Class 3 (1)
PVC SAM Conservative Growth Portfolio Class 1 (1)	SAST SA Large Cap Index Portfolio Class 1 (1)
PVC SAM Conservative Growth Portfolio Class 2 (1)	SAST SA Large Cap Index Portfolio Class 3 (1)
PVC SAM Flexible Income Portfolio Class 1 (1)	SAST SA Large Cap Value Index Portfolio Class 1 (1)
PVC SAM Flexible Income Portfolio Class 2 (1)	SAST SA Large Cap Value Index Portfolio Class 3 (1)
PVC SAM Strategic Growth Portfolio Class 1 (1)	SAST SA MFS Large Cap Growth Portfolio Class 1 (1)

PVC SAM Strategic Growth Portfolio Class 2 (1)	SAST SA MFS Large Cap Growth Portfolio Class 2 (1)
PVC Short-Term Income Account Class 1 (1)	SAST SA MFS Large Cap Growth Portfolio Class 3 (1)
PVC SmallCap Account Class 1 (1)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1 (1)
PVC SmallCap Account Class 2 (1)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2 (1)
SST SA Allocation Aggressive Portfolio Class 1 (1)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3 (1)
SST SA Allocation Aggressive Portfolio Class 3 (1)	SAST SA MFS Total Return Portfolio Class 1 (1)
SST SA Allocation Balanced Portfolio Class 1 (1)	SAST SA MFS Total Return Portfolio Class 2 (1)
SST SA Allocation Balanced Portfolio Class 3 (1)	SAST SA MFS Total Return Portfolio Class 3 (1)
SST SA Allocation Moderate Portfolio Class 1 (1)	SAST SA Mid Cap Index Portfolio Class 1 (1)
SST SA Allocation Moderate Portfolio Class 3 (1)	SAST SA Mid Cap Index Portfolio Class 3 (1)
SST SA Allocation Moderately Aggressive Portfolio Class 1 (1)	SAST SA Morgan Stanley International Equities Portfolio Class 1 (1)
SST SA Allocation Moderately Aggressive Portfolio Class 3 (1)	SAST SA Morgan Stanley International Equities Portfolio Class 2 (1)
SST SA American Century Inflation Managed Portfolio Class 1 (1)	SAST SA Morgan Stanley International Equities Portfolio Class 3 (1)
SST SA American Century Inflation Managed Portfolio Class 3 (1)	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1 (1)
SST SA Columbia Focused Value Portfolio Class 3 (1)	SAST SA PIMCO Global Bond Opportunities Portfolio Class 2 (1)
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 1 (1)	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3 (1)
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3 (1)	SAST SA PIMCO RAE International Value Portfolio Class 1 (1)
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3 (1)	SAST SA PIMCO RAE International Value Portfolio Class 2 (1)
SST SA Multi-Managed International Equity Portfolio Class 3 (1)	SAST SA PIMCO RAE International Value Portfolio Class 3 (1)
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1 (8)
SST SA Multi-Managed Large Cap Value Portfolio Class 3 (1) (1)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3 (8)
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3 (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 1 (1)
SST SA Multi-Managed Mid Cap Value Portfolio Class 3 (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 2 (1)
SST SA Multi-Managed Small Cap Portfolio Class 3 (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 3 (1)
SST SA T. Rowe Price Growth Stock Portfolio Class 3 (2)	SAST SA Putnam International Value Portfolio Class 1 (1)
SAST SA AB Growth Portfolio Class 1 (1)	SAST SA Putnam International Value Portfolio Class 2 (1)
SAST SA AB Growth Portfolio Class 2 (1)	SAST SA Putnam International Value Portfolio Class 3 (1)
SAST SA AB Growth Portfolio Class 3 (1)	SAST SA Schroders VCP Global Allocation Portfolio Class 1 (1)
SAST SA AB Small & Mid Cap Value Portfolio Class 1 (1)	SAST SA Schroders VCP Global Allocation Portfolio Class 3 (1)
SAST SA AB Small & Mid Cap Value Portfolio Class 2 (1)	SAST SA Small Cap Index Portfolio Class 1 (1)
SAST SA AB Small & Mid Cap Value Portfolio Class 3 (1)	SAST SA Small Cap Index Portfolio Class 3 (1)
SAST SA American Funds Asset Allocation Portfolio Class 1 (1)	SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 1 (1)
SAST SA American Funds Asset Allocation Portfolio Class 3 (1)	SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3 (1)
SAST SA American Funds Global Growth Portfolio Class 1 (1)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1 (1)
SAST SA American Funds Global Growth Portfolio Class 3 (1)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3 (1)
SAST SA American Funds Growth Portfolio Class 1 (1)	SAST SA VCP Dynamic Allocation Portfolio Class 1 (1)
SAST SA American Funds Growth Portfolio Class 3 (1)	SAST SA VCP Dynamic Allocation Portfolio Class 3 (1)
SAST SA American Funds Growth-Income Portfolio Class 1 (1)	SAST SA VCP Dynamic Strategy Portfolio Class 1 (1)
SAST SA American Funds Growth-Income Portfolio Class 3 (1)	SAST SA VCP Dynamic Strategy Portfolio Class 3 (1)
SAST SA American Funds VCP Managed Allocation Portfolio Class 1 (1)	SAST SA VCP Index Allocation Portfolio Class 1 (1)
SAST SA American Funds VCP Managed Allocation Portfolio Class 3 (1)	SAST SA VCP Index Allocation Portfolio Class 3 (1)
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1 (1)	SAST SA Wellington Capital Appreciation Portfolio Class 1 (1)
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3 (1)	SAST SA Wellington Capital Appreciation Portfolio Class 2 (1)

SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1 (7)	SAST SA Wellington Capital Appreciation Portfolio Class 3 (1)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3 (7)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1 (1)
SAST SA Emerging Markets Equity Index Portfolio Class 1 (1)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3 (1)
SAST SA Emerging Markets Equity Index Portfolio Class 3 (1)	VALIC Company I International Equities Index Fund (1)
SAST SA Federated Hermes Corporate Bond Portfolio Class 1 (1)	VALIC Company I International Socially Responsible Fund (1)
SAST SA Federated Hermes Corporate Bond Portfolio Class 2 (1)	VALIC Company I Mid Cap Index Fund (1)
SAST SA Federated Hermes Corporate Bond Portfolio Class 3 (1)	VALIC Company I Nasdaq-100 Index Fund (1)
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1 (1)	VALIC Company I Small Cap Index Fund (1)
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 2 (1)	VALIC Company I Stock Index Fund (1)
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3 (1)
(1) Statement of Operations and Changes in Net Assets for the years ended December 31, 2025.
(2) As shown in the Statements of Operations and Changes in Net Assets, the SST SA T. Rowe Price Growth Stock Portfolio, in operation for the period January 1, 2024 to December 31, 2024 and January 1, 2025 to April 28, 2025 (cessation of operations) merged into the SAST SA MFS
Large Cap Growth Portfolio.

(3) Sub-account had no assets and liabilities as of December 31, 2025, and is therefore not included in the Statement of Assets and Liabilities and the Schedule of Portfolio Investments.
(4) Statement of Operations and Changes in Net Assets for the period January 1, 2024, to December 31, 2024, and January 1, 2025, to April 11, 2025 (cessation of operations).
(5) Statement of Operations and Changes in Net Assets for the period January 1, 2024 to December 6, 2024 (cessation of operations).
(6) Statement of Operations and Changes in Net Assets for the period January 1, 2024 to April 26, 2024 (cessation of operations)
(7) As shown in the Statements of Operations and Changes in Net Assets, the SAST SA BlackRock VCP Global Multi Asset Portfolio, in operation for the period January 1, 2024 to December 31, 2024 and January 1, 2025 to April 28, 2025 (cessation of operations) merged into the SAST SA
VCP Dynamic Allocation Portfolio.

(8) As shown in the Statements of Operations and Changes in Net Assets, the SAST SA PIMCO VCP Tactical Balanced Portfolio, in operation for the period January 1, 2024 to December 31, 2024 and January 1, 2025 to April 28, 2025 (cessation of operations) merged into the SAST SA
VCP Dynamic Allocation Portfolio.

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York
April 20, 2026

We have served as the auditor of one or more of the sub-accounts of Corebridge Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
American Funds IS American High-Income Trust Class 3	$7,895,809	$—	$7,895,809	$103,441	$7,792,368	$7,895,809
American Funds IS Asset Allocation Fund Class 2	45,901,235	—	45,901,235	962,802	44,938,433	45,901,235
American Funds IS Asset Allocation Fund Class 3	35,408,453	—	35,408,453	759,720	34,648,733	35,408,453
American Funds IS Capital Income Builder Class 4	2,253,566	—	2,253,566	—	2,253,566	2,253,566
American Funds IS Global Growth Fund Class 2	143,991,598	—	143,991,598	2,558,770	141,432,828	143,991,598
American Funds IS Growth Fund Class 2	348,291,295	(36)	348,291,259	5,195,411	343,095,848	348,291,259
American Funds IS Growth Fund Class 3	293,105,385	—	293,105,385	11,623,058	281,482,327	293,105,385
American Funds IS Growth-Income Fund Class 2	247,361,173	—	247,361,173	3,709,748	243,651,425	247,361,173
American Funds IS Growth-Income Fund Class 3	162,557,078	—	162,557,078	5,315,588	157,241,490	162,557,078
American Funds IS International Fund Class 3	16,386,054	—	16,386,054	590,879	15,795,175	16,386,054
American Funds IS U.S. Government Securities Fund Class 3	4,941,453	—	4,941,453	50,428	4,891,025	4,941,453
American Funds IS Ultra-Short Bond Fund Class 3	3,532,150	—	3,532,150	45,799	3,486,351	3,532,150
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	393,021	—	393,021	—	393,021	393,021
BlackRock Global Allocation V.I. Fund Class III	426,696	—	426,696	—	426,696	426,696
Columbia VP Dividend Opportunity Fund Class 1	1,683,465	—	1,683,465	—	1,683,465	1,683,465
Columbia VP Emerging Markets Bond Fund Class 2	131,749	—	131,749	—	131,749	131,749
Columbia VP Income Opportunities Fund Class 1	5,575,005	—	5,575,005	32,683	5,542,322	5,575,005
Columbia VP Large Cap Growth Fund Class 1	22,401,381	—	22,401,381	226,742	22,174,639	22,401,381
Columbia VP Limited Duration Credit Fund Class 2	96,412	—	96,412	—	96,412	96,412
Columbia VP Overseas Core Fund Class 2	1,472,843	—	1,472,843	—	1,472,843	1,472,843
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	357,474	—	357,474	—	357,474	357,474
Columbia VP Small Company Growth Fund Class 1	426,723	—	426,723	21,118	405,605	426,723
CTIVP Principal Large Cap Growth Fund Class 1	2,126,649	—	2,126,649	20,783	2,105,866	2,126,649
FTVIP Franklin Allocation VIP Fund Class 2	30,121,993	—	30,121,993	34,156	30,087,837	30,121,993
FTVIP Franklin Income VIP Fund Class 1	789,795	—	789,795	—	789,795	789,795
FTVIP Franklin Income VIP Fund Class 2	137,986,338	—	137,986,338	356,119	137,630,219	137,986,338
FTVIP Franklin Strategic Income VIP Fund Class 2	421,854	—	421,854	—	421,854	421,854
Goldman Sachs VIT Government Money Market Fund Institutional Shares	8,680,640	—	8,680,640	164,621	8,516,019	8,680,640
Goldman Sachs VIT Government Money Market Fund Service Shares	257,876,993	—	257,876,993	570,022	257,306,971	257,876,993
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	19,073	—	19,073	—	19,073	19,073
Invesco V.I. American Franchise Fund Series I	14,281	—	14,281	—	14,281	14,281
Invesco V.I. American Franchise Fund Series II	191,085,991	—	191,085,991	41,531	191,044,460	191,085,991
Invesco V.I. Balanced-Risk Allocation Fund Series II	555,073	—	555,073	—	555,073	555,073
Invesco V.I. Comstock Fund Series I	1,055,441	—	1,055,441	—	1,055,441	1,055,441
Invesco V.I. Comstock Fund Series II	333,069,192	—	333,069,192	1,434,005	331,635,187	333,069,192
Invesco V.I. Growth and Income Fund Series I	739,346	—	739,346	—	739,346	739,346
Invesco V.I. Growth and Income Fund Series II	318,034,740	(45)	318,034,695	1,384,823	316,649,872	318,034,695
Nomura VIP Asset Strategy Series Service Class	59,374	—	59,374	—	59,374	59,374
Lord Abbett Bond Debenture Portfolio Class VC	909,115	—	909,115	—	909,115	909,115
Lord Abbett Fundamental Equity Portfolio Class VC	67,846	—	67,846	—	67,846	67,846
Lord Abbett Growth and Income Portfolio Class VC	139,709,962	(43)	139,709,919	581,614	139,128,305	139,709,919
Lord Abbett Mid Cap Stock Portfolio Class VC	10,069,666	—	10,069,666	116,822	9,952,844	10,069,666
Lord Abbett Short Duration Income Portfolio Class VC	1,924,005	—	1,924,005	—	1,924,005	1,924,005
PIMCO All Asset Portfolio Advisor Class	12,122	—	12,122	—	12,122	12,122
PIMCO Dynamic Bond Portfolio Advisor Class	355,077	—	355,077	—	355,077	355,077
PIMCO Emerging Markets Bond Portfolio Advisor Class	6,885,120	—	6,885,120	—	6,885,120	6,885,120
PIMCO Emerging Markets Bond Portfolio Institutional Class	64,968	—	64,968	—	64,968	64,968
PIMCO Total Return Portfolio Advisor Class	302,222,544	—	302,222,544	—	302,222,544	302,222,544
PIMCO Total Return Portfolio Institutional Class	1,193,611	—	1,193,611	—	1,193,611	1,193,611
PVC Core Plus Bond Account Class 1	2,449,274	—	2,449,274	11,492	2,437,782	2,449,274
PVC Diversified International Account Class 1	531,442	—	531,442	—	531,442	531,442
PVC Equity Income Account Class 1	9,178,136	—	9,178,136	77,986	9,100,150	9,178,136
PVC Equity Income Account Class 2	5,427,897	—	5,427,897	8,761	5,419,136	5,427,897
PVC Government & High Quality Bond Account Class 1	813,173	—	813,173	1,921	811,252	813,173
PVC Large Cap Growth Account I Class 1	1,378,802	—	1,378,802	—	1,378,802	1,378,802
PVC MidCap Account Class 1	1,560,285	—	1,560,285	17,754	1,542,531	1,560,285
PVC MidCap Account Class 2	570,712	—	570,712	—	570,712	570,712
PVC Principal Capital Appreciation Account Class 1	12,803,860	—	12,803,860	35,747	12,768,113	12,803,860
PVC Principal Capital Appreciation Account Class 2	1,706,642	—	1,706,642	9,250	1,697,392	1,706,642
PVC Real Estate Securities Account Class 1	297,582	—	297,582	5,251	292,331	297,582
PVC Real Estate Securities Account Class 2	114,300	—	114,300	—	114,300	114,300
PVC SAM Balanced Portfolio Class 1	21,003,827	—	21,003,827	2,681	21,001,146	21,003,827
PVC SAM Balanced Portfolio Class 2	15,788,940	—	15,788,940	—	15,788,940	15,788,940
PVC SAM Conservative Balanced Portfolio Class 1	2,240,263	—	2,240,263	19,840	2,220,423	2,240,263
PVC SAM Conservative Balanced Portfolio Class 2	1,144,650	—	1,144,650	24,362	1,120,288	1,144,650
PVC SAM Conservative Growth Portfolio Class 1	9,266,292	—	9,266,292	165,946	9,100,346	9,266,292
PVC SAM Conservative Growth Portfolio Class 2	9,241,317	—	9,241,317	491,166	8,750,151	9,241,317
PVC SAM Flexible Income Portfolio Class 1	1,500,880	—	1,500,880	202,204	1,298,676	1,500,880
PVC SAM Flexible Income Portfolio Class 2	1,994,729	—	1,994,729	—	1,994,729	1,994,729
PVC SAM Strategic Growth Portfolio Class 1	2,625,585	—	2,625,585	—	2,625,585	2,625,585
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
PVC SAM Strategic Growth Portfolio Class 2	$4,571,664	$—	$4,571,664	$7,396	$4,564,268	$4,571,664
PVC Short-Term Income Account Class 1	653,001	—	653,001	25,914	627,087	653,001
PVC SmallCap Account Class 1	317,997	—	317,997	1,365	316,632	317,997
PVC SmallCap Account Class 2	186,065	—	186,065	—	186,065	186,065
SST SA Allocation Aggressive Portfolio Class 1	1,091,480	—	1,091,480	—	1,091,480	1,091,480
SST SA Allocation Aggressive Portfolio Class 3	311,445,391	—	311,445,391	6,429	311,438,962	311,445,391
SST SA Allocation Balanced Portfolio Class 1	36,600	—	36,600	—	36,600	36,600
SST SA Allocation Balanced Portfolio Class 3	146,200,915	—	146,200,915	50,816	146,150,099	146,200,915
SST SA Allocation Moderate Portfolio Class 1	170,652	—	170,652	—	170,652	170,652
SST SA Allocation Moderate Portfolio Class 3	173,762,801	—	173,762,801	3,733	173,759,068	173,762,801
SST SA Allocation Moderately Aggressive Portfolio Class 1	335,748	—	335,748	—	335,748	335,748
SST SA Allocation Moderately Aggressive Portfolio Class 3	230,253,357	—	230,253,357	—	230,253,357	230,253,357
SST SA American Century Inflation Managed Portfolio Class 1	88,783	—	88,783	—	88,783	88,783
SST SA American Century Inflation Managed Portfolio Class 3	243,832,050	—	243,832,050	69,161	243,762,889	243,832,050
SST SA Columbia Focused Value Portfolio Class 3	71,874	—	71,874	—	71,874	71,874
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 1	575,745	—	575,745	—	575,745	575,745
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	107,247,989	—	107,247,989	—	107,247,989	107,247,989
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	146,659	—	146,659	—	146,659	146,659
SST SA Multi-Managed International Equity Portfolio Class 3	325,677	—	325,677	—	325,677	325,677
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	796,953	—	796,953	—	796,953	796,953
SST SA Multi-Managed Large Cap Value Portfolio Class 3	126,093	—	126,093	—	126,093	126,093
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	201,086	—	201,086	—	201,086	201,086
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	255,304	—	255,304	—	255,304	255,304
SST SA Multi-Managed Small Cap Portfolio Class 3	92,420	—	92,420	—	92,420	92,420
SAST SA AB Growth Portfolio Class 1	443,079,065	—	443,079,065	7,528,367	435,550,698	443,079,065
SAST SA AB Growth Portfolio Class 2	45,911,839	—	45,911,839	357,618	45,554,221	45,911,839
SAST SA AB Growth Portfolio Class 3	596,850,132	67	596,850,199	2,256,581	594,593,618	596,850,199
SAST SA AB Small & Mid Cap Value Portfolio Class 1	1,159,323	—	1,159,323	—	1,159,323	1,159,323
SAST SA AB Small & Mid Cap Value Portfolio Class 2	7,704,735	(271)	7,704,464	74,927	7,629,537	7,704,464
SAST SA AB Small & Mid Cap Value Portfolio Class 3	313,134,583	(31)	313,134,552	550,613	312,583,939	313,134,552
SAST SA American Funds Asset Allocation Portfolio Class 1	6,432,357	—	6,432,357	—	6,432,357	6,432,357
SAST SA American Funds Asset Allocation Portfolio Class 3	1,671,171,375	—	1,671,171,375	249,304	1,670,922,071	1,671,171,375
SAST SA American Funds Global Growth Portfolio Class 1	1,540,347	—	1,540,347	—	1,540,347	1,540,347
SAST SA American Funds Global Growth Portfolio Class 3	360,809,797	—	360,809,797	481,424	360,328,373	360,809,797
SAST SA American Funds Growth Portfolio Class 1	2,437,347	—	2,437,347	—	2,437,347	2,437,347
SAST SA American Funds Growth Portfolio Class 3	1,160,441,034	—	1,160,441,034	570,551	1,159,870,483	1,160,441,034
SAST SA American Funds Growth-Income Portfolio Class 1	1,979,370	—	1,979,370	—	1,979,370	1,979,370
SAST SA American Funds Growth-Income Portfolio Class 3	502,947,536	—	502,947,536	1,005,397	501,942,139	502,947,536
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	1,085,353	—	1,085,353	—	1,085,353	1,085,353
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	1,548,817,108	—	1,548,817,108	571,185	1,548,245,923	1,548,817,108
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	202,918	—	202,918	—	202,918	202,918
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	61,758,915	—	61,758,915	—	61,758,915	61,758,915
SAST SA Emerging Markets Equity Index Portfolio Class 1	112,381	—	112,381	—	112,381	112,381
SAST SA Emerging Markets Equity Index Portfolio Class 3	20,766,837	—	20,766,837	—	20,766,837	20,766,837
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	30,786,288	—	30,786,288	401,795	30,384,493	30,786,288
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	10,158,148	(143)	10,158,005	183,192	9,974,813	10,158,005
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	874,998,819	(47)	874,998,772	494,114	874,504,658	874,998,772
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	36,788,300	—	36,788,300	477,400	36,310,900	36,788,300
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 2	2,905,995	—	2,905,995	78,704	2,827,291	2,905,995
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	47,131,834	—	47,131,834	92,133	47,039,701	47,131,834
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	335,247	—	335,247	—	335,247	335,247
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	17,161,720	—	17,161,720	5,061	17,156,659	17,161,720
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	12,370,718	—	12,370,718	224,902	12,145,816	12,370,718
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	2,657,209	—	2,657,209	1,280	2,655,929	2,657,209
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	112,961,270	(12)	112,961,258	229,481	112,731,777	112,961,258
SAST SA Fixed Income Index Portfolio Class 1	48,787	—	48,787	—	48,787	48,787
SAST SA Fixed Income Index Portfolio Class 3	79,098,857	—	79,098,857	31,036	79,067,821	79,098,857
SAST SA Fixed Income Intermediate Index Portfolio Class 1	26,777	—	26,777	—	26,777	26,777
SAST SA Fixed Income Intermediate Index Portfolio Class 3	44,081,943	—	44,081,943	37,475	44,044,468	44,081,943
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	279,506,013	—	279,506,013	4,314,756	275,191,257	279,506,013
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	40,640,782	(617)	40,640,165	428,118	40,212,047	40,640,165
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	322,319,010	—	322,319,010	1,121,240	321,197,770	322,319,010
SAST SA Franklin Small Company Value Portfolio Class 1	377,038	—	377,038	—	377,038	377,038
SAST SA Franklin Small Company Value Portfolio Class 3	132,555,368	(14)	132,555,354	124,932	132,430,422	132,555,354
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	154,662	—	154,662	—	154,662	154,662
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	25,039,201	—	25,039,201	—	25,039,201	25,039,201
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	21,450,859	—	21,450,859	280,373	21,170,486	21,450,859
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	5,019,515	—	5,019,515	54,437	4,965,078	5,019,515
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	177,254,791	—	177,254,791	34,987	177,219,804	177,254,791
SAST SA Franklin Tactical Opportunities Portfolio Class 1	106,134	—	106,134	—	106,134	106,134
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA Franklin Tactical Opportunities Portfolio Class 3	$86,852,416	$—	$86,852,416	$—	$86,852,416	$86,852,416
SAST SA Global Index Allocation 60/40 Portfolio Class 3	73,208,062	—	73,208,062	13,044	73,195,018	73,208,062
SAST SA Global Index Allocation 75/25 Portfolio Class 1	474,919	—	474,919	—	474,919	474,919
SAST SA Global Index Allocation 75/25 Portfolio Class 3	76,513,663	—	76,513,663	165,305	76,348,358	76,513,663
SAST SA Global Index Allocation 90/10 Portfolio Class 1	4,570,383	—	4,570,383	—	4,570,383	4,570,383
SAST SA Global Index Allocation 90/10 Portfolio Class 3	302,140,337	—	302,140,337	—	302,140,337	302,140,337
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	33,968,423	—	33,968,423	630,579	33,337,844	33,968,423
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 2	12,878,387	(89)	12,878,298	221,209	12,657,089	12,878,298
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	337,982,033	(39)	337,981,994	394,137	337,587,857	337,981,994
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	6,742	—	6,742	—	6,742	6,742
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	35,003,149	—	35,003,149	3,790	34,999,359	35,003,149
SAST SA Index Allocation 60/40 Portfolio Class 1	409,889	—	409,889	—	409,889	409,889
SAST SA Index Allocation 60/40 Portfolio Class 3	195,163,503	—	195,163,503	20,233	195,143,270	195,163,503
SAST SA Index Allocation 80/20 Portfolio Class 1	2,580,624	—	2,580,624	—	2,580,624	2,580,624
SAST SA Index Allocation 80/20 Portfolio Class 3	364,647,154	—	364,647,154	316,266	364,330,888	364,647,154
SAST SA Index Allocation 90/10 Portfolio Class 1	7,003,861	—	7,003,861	—	7,003,861	7,003,861
SAST SA Index Allocation 90/10 Portfolio Class 3	1,085,874,469	—	1,085,874,469	8,063	1,085,866,406	1,085,874,469
SAST SA International Index Portfolio Class 1	837,448	—	837,448	—	837,448	837,448
SAST SA International Index Portfolio Class 3	36,267,785	—	36,267,785	70,556	36,197,229	36,267,785
SAST SA Invesco Growth Opportunities Portfolio Class 1	6,381,048	—	6,381,048	55,510	6,325,538	6,381,048
SAST SA Invesco Growth Opportunities Portfolio Class 2	2,038,190	—	2,038,190	58,738	1,979,452	2,038,190
SAST SA Invesco Growth Opportunities Portfolio Class 3	118,627,315	—	118,627,315	60,807	118,566,508	118,627,315
SAST SA Janus Focused Growth Portfolio Class 1	17,831,544	—	17,831,544	288,487	17,543,057	17,831,544
SAST SA Janus Focused Growth Portfolio Class 2	8,449,588	—	8,449,588	78,971	8,370,617	8,449,588
SAST SA Janus Focused Growth Portfolio Class 3	157,961,410	—	157,961,410	148,588	157,812,822	157,961,410
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	93,538,978	—	93,538,978	2,414,889	91,124,089	93,538,978
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	16,098,413	(249)	16,098,164	178,991	15,919,173	16,098,164
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	188,697,851	—	188,697,851	119,187	188,578,664	188,697,851
SAST SA JPMorgan Emerging Markets Portfolio Class 1	14,931,284	—	14,931,284	138,074	14,793,210	14,931,284
SAST SA JPMorgan Emerging Markets Portfolio Class 2	2,347,077	—	2,347,077	16,703	2,330,374	2,347,077
SAST SA JPMorgan Emerging Markets Portfolio Class 3	92,869,551	(7)	92,869,544	187,582	92,681,962	92,869,544
SAST SA JPMorgan Equity-Income Portfolio Class 1	98,147,983	—	98,147,983	1,529,721	96,618,262	98,147,983
SAST SA JPMorgan Equity-Income Portfolio Class 2	8,877,811	—	8,877,811	27,118	8,850,693	8,877,811
SAST SA JPMorgan Equity-Income Portfolio Class 3	240,229,931	—	240,229,931	522,753	239,707,178	240,229,931
SAST SA JPMorgan Large Cap Core Portfolio Class 1	25,589,987	—	25,589,987	928,198	24,661,789	25,589,987
SAST SA JPMorgan Large Cap Core Portfolio Class 2	3,633,246	—	3,633,246	51,936	3,581,310	3,633,246
SAST SA JPMorgan Large Cap Core Portfolio Class 3	84,974,075	—	84,974,075	246,719	84,727,356	84,974,075
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	27,757,490	—	27,757,490	699,592	27,057,898	27,757,490
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	5,418,135	—	5,418,135	68,382	5,349,753	5,418,135
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	603,303,129	—	603,303,129	281,432	603,021,697	603,303,129
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	58,267,855	—	58,267,855	1,006,941	57,260,914	58,267,855
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	13,360,002	—	13,360,002	73,660	13,286,342	13,360,002
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	342,903,432	—	342,903,432	266,872	342,636,560	342,903,432
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	18,173,016	—	18,173,016	993,308	17,179,708	18,173,016
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	6,007,578	(68)	6,007,510	709,845	5,297,665	6,007,510
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	174,447,432	—	174,447,432	3,357,472	171,089,960	174,447,432
SAST SA Large Cap Growth Index Portfolio Class 1	583,585	—	583,585	—	583,585	583,585
SAST SA Large Cap Growth Index Portfolio Class 3	74,354,236	—	74,354,236	20,435	74,333,801	74,354,236
SAST SA Large Cap Index Portfolio Class 1	4,675,340	—	4,675,340	—	4,675,340	4,675,340
SAST SA Large Cap Index Portfolio Class 3	118,813,621	—	118,813,621	273,960	118,539,661	118,813,621
SAST SA Large Cap Value Index Portfolio Class 1	409,655	—	409,655	—	409,655	409,655
SAST SA Large Cap Value Index Portfolio Class 3	68,823,543	—	68,823,543	4,129	68,819,414	68,823,543
SAST SA MFS Large Cap Growth Portfolio Class 1	14,843,882	—	14,843,882	73,318	14,770,564	14,843,882
SAST SA MFS Large Cap Growth Portfolio Class 2	3,497,077	—	3,497,077	—	3,497,077	3,497,077
SAST SA MFS Large Cap Growth Portfolio Class 3	164,280,813	—	164,280,813	371,275	163,909,538	164,280,813
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	40,794,194	—	40,794,194	1,079,269	39,714,925	40,794,194
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	6,541,210	—	6,541,210	57,028	6,484,182	6,541,210
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	171,661,398	—	171,661,398	264,913	171,396,485	171,661,398
SAST SA MFS Total Return Portfolio Class 1	70,790,809	—	70,790,809	1,097,560	69,693,249	70,790,809
SAST SA MFS Total Return Portfolio Class 2	16,014,133	—	16,014,133	99,573	15,914,560	16,014,133
SAST SA MFS Total Return Portfolio Class 3	205,755,111	—	205,755,111	461,043	205,294,068	205,755,111
SAST SA Mid Cap Index Portfolio Class 1	393,252	—	393,252	—	393,252	393,252
SAST SA Mid Cap Index Portfolio Class 3	78,839,781	—	78,839,781	—	78,839,781	78,839,781
SAST SA Morgan Stanley International Equities Portfolio Class 1	19,017,255	—	19,017,255	332,025	18,685,230	19,017,255
SAST SA Morgan Stanley International Equities Portfolio Class 2	5,411,234	—	5,411,234	62,831	5,348,403	5,411,234
SAST SA Morgan Stanley International Equities Portfolio Class 3	87,358,975	(10)	87,358,965	159,551	87,199,414	87,358,965
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	9,372,728	—	9,372,728	191,291	9,181,437	9,372,728
SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	1,960,465	—	1,960,465	58,215	1,902,250	1,960,465
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	170,927,650	—	170,927,650	82,409	170,845,241	170,927,650
SAST SA PIMCO RAE International Value Portfolio Class 1	160,259	—	160,259	—	160,259	160,259
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA PIMCO RAE International Value Portfolio Class 2	$8,219,895	$—	$8,219,895	$94,302	$8,125,593	$8,219,895
SAST SA PIMCO RAE International Value Portfolio Class 3	232,766,382	—	232,766,382	401,021	232,365,361	232,766,382
SAST SA PineBridge High-Yield Bond Portfolio Class 1	23,467,067	—	23,467,067	342,504	23,124,563	23,467,067
SAST SA PineBridge High-Yield Bond Portfolio Class 2	4,972,313	(185)	4,972,128	85,230	4,886,898	4,972,128
SAST SA PineBridge High-Yield Bond Portfolio Class 3	76,368,150	—	76,368,150	196,216	76,171,934	76,368,150
SAST SA Putnam International Value Portfolio Class 1	23,723,285	—	23,723,285	239,311	23,483,974	23,723,285
SAST SA Putnam International Value Portfolio Class 2	5,015,456	—	5,015,456	19,601	4,995,855	5,015,456
SAST SA Putnam International Value Portfolio Class 3	88,595,107	(27)	88,595,080	187,056	88,408,024	88,595,080
SAST SA Schroders VCP Global Allocation Portfolio Class 1	383,740	—	383,740	—	383,740	383,740
SAST SA Schroders VCP Global Allocation Portfolio Class 3	352,545,826	—	352,545,826	4,490	352,541,336	352,545,826
SAST SA Small Cap Index Portfolio Class 1	285,965	—	285,965	—	285,965	285,965
SAST SA Small Cap Index Portfolio Class 3	71,335,155	—	71,335,155	57,925	71,277,230	71,335,155
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 1	391,857	—	391,857	—	391,857	391,857
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	489,368,856	—	489,368,856	—	489,368,856	489,368,856
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	263,655	—	263,655	—	263,655	263,655
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	1,097,249,096	—	1,097,249,096	137,803	1,097,111,293	1,097,249,096
SAST SA VCP Dynamic Allocation Portfolio Class 1	976,109	—	976,109	—	976,109	976,109
SAST SA VCP Dynamic Allocation Portfolio Class 3	6,571,392,395	—	6,571,392,395	2,757,914	6,568,634,481	6,571,392,395
SAST SA VCP Dynamic Strategy Portfolio Class 1	613,492	—	613,492	—	613,492	613,492
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,075,973,737	—	4,075,973,737	1,138,508	4,074,835,229	4,075,973,737
SAST SA VCP Index Allocation Portfolio Class 1	707,938	—	707,938	—	707,938	707,938
SAST SA VCP Index Allocation Portfolio Class 3	449,797,384	—	449,797,384	—	449,797,384	449,797,384
SAST SA Wellington Capital Appreciation Portfolio Class 1	419,796,260	—	419,796,260	7,107,062	412,689,198	419,796,260
SAST SA Wellington Capital Appreciation Portfolio Class 2	52,144,626	(1,482)	52,143,144	898,077	51,245,067	52,143,144
SAST SA Wellington Capital Appreciation Portfolio Class 3	1,301,009,763	—	1,301,009,763	4,373,567	1,296,636,196	1,301,009,763
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	11,292,363	—	11,292,363	375,975	10,916,388	11,292,363
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	124,837,667	—	124,837,667	57,655	124,780,012	124,837,667
VALIC Company I International Equities Index Fund	2,854,786	—	2,854,786	—	2,854,786	2,854,786
VALIC Company I International Socially Responsible Fund	1,266,386	—	1,266,386	—	1,266,386	1,266,386
VALIC Company I Mid Cap Index Fund	2,989,406	—	2,989,406	—	2,989,406	2,989,406
VALIC Company I Nasdaq-100 Index Fund	4,734,936	—	4,734,936	—	4,734,936	4,734,936
VALIC Company I Small Cap Index Fund	2,931,007	—	2,931,007	—	2,931,007	2,931,007
VALIC Company I Stock Index Fund	11,016,782	—	11,016,782	—	11,016,782	11,016,782
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2025

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
American Funds IS American High-Income Trust Class 3	840,874	$9.39	$7,895,809	$8,148,860	1
American Funds IS Asset Allocation Fund Class 2	1,696,903	27.05	45,901,235	40,682,836	1
American Funds IS Asset Allocation Fund Class 3	1,285,243	27.55	35,408,453	30,331,431	1
American Funds IS Capital Income Builder Class 4	155,848	14.46	2,253,566	1,763,179	1
American Funds IS Global Growth Fund Class 2	3,778,315	38.11	143,991,598	123,203,979	1
American Funds IS Growth Fund Class 2	2,509,303	138.80	348,291,295	234,896,133	1
American Funds IS Growth Fund Class 3	2,055,293	142.61	293,105,385	187,293,354	1
American Funds IS Growth-Income Fund Class 2	3,732,064	66.28	247,361,173	198,925,836	1
American Funds IS Growth-Income Fund Class 3	2,393,713	67.91	162,557,078	125,479,443	1
American Funds IS International Fund Class 3	731,194	22.41	16,386,054	13,524,574	1
American Funds IS U.S. Government Securities Fund Class 3	497,629	9.93	4,941,453	5,526,662	1
American Funds IS Ultra-Short Bond Fund Class 3	320,231	11.03	3,532,150	3,568,181	1
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	26,718	14.71	393,021	332,149	1
BlackRock Global Allocation V.I. Fund Class III	31,986	13.34	426,696	459,858	1
Columbia VP Dividend Opportunity Fund Class 1	32,090	52.46	1,683,465	621,260	1
Columbia VP Emerging Markets Bond Fund Class 2	15,518	8.49	131,749	141,764	1
Columbia VP Income Opportunities Fund Class 1	823,487	6.77	5,575,005	5,728,307	1
Columbia VP Large Cap Growth Fund Class 1	393,974	56.86	22,401,381	7,069,011	1
Columbia VP Limited Duration Credit Fund Class 2	10,192	9.46	96,412	93,227	1
Columbia VP Overseas Core Fund Class 2	83,211	17.70	1,472,843	1,058,269	1
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	5,529	64.65	357,474	139,878	1
Columbia VP Small Company Growth Fund Class 1	28,486	14.98	426,723	299,729	1
CTIVP Principal Large Cap Growth Fund Class 1	26,087	81.52	2,126,649	841,678	1
FTVIP Franklin Allocation VIP Fund Class 2	5,437,183	5.54	30,121,993	27,058,041	1
FTVIP Franklin Income VIP Fund Class 1	49,301	16.02	789,795	734,295	1
FTVIP Franklin Income VIP Fund Class 2	9,102,001	15.16	137,986,338	132,490,153	1
FTVIP Franklin Strategic Income VIP Fund Class 2	46,205	9.13	421,854	448,117	1
Goldman Sachs VIT Government Money Market Fund Institutional Shares	8,680,640	1.00	8,680,640	8,680,640	1
Goldman Sachs VIT Government Money Market Fund Service Shares	257,876,993	1.00	257,876,993	257,876,997	1
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,664	11.46	19,073	19,820	1
Invesco V.I. American Franchise Fund Series I	176	81.00	14,281	9,573	1
Invesco V.I. American Franchise Fund Series II	2,655,816	71.95	191,085,991	149,914,064	1
Invesco V.I. Balanced-Risk Allocation Fund Series II	66,080	8.40	555,073	634,477	1
Invesco V.I. Comstock Fund Series I	49,274	21.42	1,055,441	985,620	1
Invesco V.I. Comstock Fund Series II	15,644,396	21.29	333,069,192	295,661,667	1
Invesco V.I. Growth and Income Fund Series I	34,662	21.33	739,346	651,687	1
Invesco V.I. Growth and Income Fund Series II	14,903,221	21.34	318,034,740	273,247,387	1
Nomura VIP Asset Strategy Series Service Class	5,937	10.00	59,374	50,906	1
Lord Abbett Bond Debenture Portfolio Class VC	85,685	10.61	909,115	968,059	1
Lord Abbett Fundamental Equity Portfolio Class VC	3,575	18.98	67,846	59,487	1
Lord Abbett Growth and Income Portfolio Class VC	3,329,599	41.96	139,709,962	118,717,091	1
Lord Abbett Mid Cap Stock Portfolio Class VC	386,551	26.05	10,069,666	9,383,854	1
Lord Abbett Short Duration Income Portfolio Class VC	145,098	13.26	1,924,005	2,003,895	1
PIMCO All Asset Portfolio Advisor Class	1,242	9.76	12,122	13,641	1
PIMCO Dynamic Bond Portfolio Advisor Class	39,718	8.94	355,077	364,124	1
PIMCO Emerging Markets Bond Portfolio Advisor Class	602,900	11.42	6,885,120	6,376,019	1
PIMCO Emerging Markets Bond Portfolio Institutional Class	5,689	11.42	64,968	61,640	1
PIMCO Total Return Portfolio Advisor Class	31,981,222	9.45	302,222,544	308,097,341	1
PIMCO Total Return Portfolio Institutional Class	126,308	9.45	1,193,611	1,163,479	1
PVC Core Plus Bond Account Class 1	252,242	9.71	2,449,274	2,793,455	1
PVC Diversified International Account Class 1	27,564	19.28	531,442	240,378	1
PVC Equity Income Account Class 1	288,984	31.76	9,178,136	7,558,148	1
PVC Equity Income Account Class 2	173,915	31.21	5,427,897	4,149,255	1
PVC Government & High Quality Bond Account Class 1	94,997	8.56	813,173	903,592	1
PVC Large Cap Growth Account I Class 1	30,184	45.68	1,378,802	1,198,224	1
PVC MidCap Account Class 1	25,146	62.05	1,560,285	1,453,097	1
PVC MidCap Account Class 2	9,398	60.73	570,712	544,088	1
PVC Principal Capital Appreciation Account Class 1	286,632	44.67	12,803,860	8,572,009	1
PVC Principal Capital Appreciation Account Class 2	39,224	43.51	1,706,642	1,203,146	1
PVC Real Estate Securities Account Class 1	17,024	17.48	297,582	318,775	1
PVC Real Estate Securities Account Class 2	6,543	17.47	114,300	125,532	1
PVC SAM Balanced Portfolio Class 1	1,337,823	15.70	21,003,827	18,550,788	1
PVC SAM Balanced Portfolio Class 2	1,027,257	15.37	15,788,940	14,419,863	1
PVC SAM Conservative Balanced Portfolio Class 1	179,941	12.45	2,240,263	2,105,647	1
PVC SAM Conservative Balanced Portfolio Class 2	93,824	12.20	1,144,650	1,079,932	1
PVC SAM Conservative Growth Portfolio Class 1	392,639	23.60	9,266,292	7,133,394	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2025

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
PVC SAM Conservative Growth Portfolio Class 2	400,925	$23.05	$9,241,317	$7,508,084	1
PVC SAM Flexible Income Portfolio Class 1	127,086	11.81	1,500,880	1,404,139	1
PVC SAM Flexible Income Portfolio Class 2	171,516	11.63	1,994,729	1,958,085	1
PVC SAM Strategic Growth Portfolio Class 1	92,581	28.36	2,625,585	1,714,612	1
PVC SAM Strategic Growth Portfolio Class 2	164,923	27.72	4,571,664	3,292,864	1
PVC Short-Term Income Account Class 1	255,078	2.56	653,001	649,787	1
PVC SmallCap Account Class 1	18,564	17.13	317,997	265,525	1
PVC SmallCap Account Class 2	10,977	16.95	186,065	155,670	1
SST SA Allocation Aggressive Portfolio Class 1	64,776	16.85	1,091,480	927,726	1
SST SA Allocation Aggressive Portfolio Class 3	18,627,117	16.72	311,445,391	280,511,771	1
SST SA Allocation Balanced Portfolio Class 1	3,609	10.14	36,600	37,338	1
SST SA Allocation Balanced Portfolio Class 3	14,404,031	10.15	146,200,915	142,352,288	1
SST SA Allocation Moderate Portfolio Class 1	15,685	10.88	170,652	164,839	1
SST SA Allocation Moderate Portfolio Class 3	16,029,779	10.84	173,762,801	166,595,186	1
SST SA Allocation Moderately Aggressive Portfolio Class 1	30,139	11.14	335,748	310,164	1
SST SA Allocation Moderately Aggressive Portfolio Class 3	20,743,546	11.10	230,253,357	216,249,452	1
SST SA American Century Inflation Managed Portfolio Class 1	10,205	8.70	88,783	94,170	1
SST SA American Century Inflation Managed Portfolio Class 3	28,352,564	8.60	243,832,050	262,180,447	1
SST SA Columbia Focused Value Portfolio Class 3	3,592	20.01	71,874	68,241	1
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 1	39,927	14.42	575,745	483,820	1
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	7,484,158	14.33	107,247,989	96,901,207	1
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	14,449	10.15	146,659	163,105	1
SST SA Multi-Managed International Equity Portfolio Class 3	31,992	10.18	325,677	285,833	1
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	76,852	10.37	796,953	1,001,533	1
SST SA Multi-Managed Large Cap Value Portfolio Class 3	11,299	11.16	126,093	153,374	1
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	18,067	11.13	201,086	216,422	1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	16,785	15.21	255,304	271,221	1
SST SA Multi-Managed Small Cap Portfolio Class 3	9,421	9.81	92,420	99,777	1
SAST SA AB Growth Portfolio Class 1	7,350,349	60.28	443,079,065	382,506,809	1
SAST SA AB Growth Portfolio Class 2	788,186	58.25	45,911,839	40,800,084	1
SAST SA AB Growth Portfolio Class 3	10,667,563	55.95	596,850,132	576,839,180	1
SAST SA AB Small & Mid Cap Value Portfolio Class 1	97,833	11.85	1,159,323	1,269,005	1
SAST SA AB Small & Mid Cap Value Portfolio Class 2	650,189	11.85	7,704,735	8,201,640	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	26,971,110	11.61	313,134,583	336,602,219	1
SAST SA American Funds Asset Allocation Portfolio Class 1	362,386	17.75	6,432,357	5,914,545	1
SAST SA American Funds Asset Allocation Portfolio Class 3	94,683,931	17.65	1,671,171,375	1,463,190,293	1
SAST SA American Funds Global Growth Portfolio Class 1	126,258	12.20	1,540,347	1,468,916	1
SAST SA American Funds Global Growth Portfolio Class 3	29,671,858	12.16	360,809,797	347,202,795	1
SAST SA American Funds Growth Portfolio Class 1	130,339	18.70	2,437,347	1,949,844	1
SAST SA American Funds Growth Portfolio Class 3	62,389,303	18.60	1,160,441,034	912,282,623	1
SAST SA American Funds Growth-Income Portfolio Class 1	124,881	15.85	1,979,370	1,676,848	1
SAST SA American Funds Growth-Income Portfolio Class 3	31,973,779	15.73	502,947,536	402,785,794	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	67,413	16.10	1,085,353	1,048,964	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	96,680,219	16.02	1,548,817,108	1,420,546,651	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	10,563	19.21	202,918	154,322	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	3,231,759	19.11	61,758,915	52,062,991	1
SAST SA Emerging Markets Equity Index Portfolio Class 1	6,026	18.65	112,381	83,593	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,123,139	18.49	20,766,837	16,154,964	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	2,602,391	11.83	30,786,288	33,229,621	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	857,952	11.84	10,158,148	11,021,688	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	74,722,359	11.71	874,998,819	919,819,583	1
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	1,732,845	21.23	36,788,300	32,665,245	1
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 2	137,334	21.16	2,905,995	2,399,604	1
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	2,263,777	20.82	47,131,834	43,366,183	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	17,870	18.76	335,247	276,023	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	923,666	18.58	17,161,720	15,917,419	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	1,057,326	11.70	12,370,718	12,909,774	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	227,501	11.68	2,657,209	2,531,702	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	9,788,672	11.54	112,961,270	117,938,980	1
SAST SA Fixed Income Index Portfolio Class 1	5,077	9.61	48,787	48,153	1
SAST SA Fixed Income Index Portfolio Class 3	8,291,285	9.54	79,098,857	78,948,059	1
SAST SA Fixed Income Intermediate Index Portfolio Class 1	2,615	10.24	26,777	25,405	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	4,330,250	10.18	44,081,943	43,053,802	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	13,816,412	20.23	279,506,013	264,288,808	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	2,005,962	20.26	40,640,782	37,648,444	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	16,107,897	20.01	322,319,010	299,227,556	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2025

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA Franklin Small Company Value Portfolio Class 1	22,892	$16.47	$377,038	$379,355	1
SAST SA Franklin Small Company Value Portfolio Class 3	8,212,848	16.14	132,555,368	135,116,100	1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	6,231	24.82	154,662	133,534	1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	1,019,096	24.57	25,039,201	21,115,644	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	1,484,489	14.45	21,450,859	17,571,090	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	348,577	14.40	5,019,515	4,144,125	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	12,544,571	14.13	177,254,791	148,871,025	1
SAST SA Franklin Tactical Opportunities Portfolio Class 1	7,464	14.22	106,134	85,571	1
SAST SA Franklin Tactical Opportunities Portfolio Class 3	6,151,021	14.12	86,852,416	71,937,621	1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	3,873,442	18.90	73,208,062	67,006,754	1
SAST SA Global Index Allocation 75/25 Portfolio Class 1	22,756	20.87	474,919	385,216	1
SAST SA Global Index Allocation 75/25 Portfolio Class 3	3,669,720	20.85	76,513,663	65,725,154	1
SAST SA Global Index Allocation 90/10 Portfolio Class 1	203,218	22.49	4,570,383	3,404,354	1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	13,524,635	22.34	302,140,337	246,265,523	1
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	2,589,057	13.12	33,968,423	38,211,716	1
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 2	976,375	13.19	12,878,387	14,269,950	1
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	25,800,155	13.10	337,982,033	368,648,455	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	592	11.38	6,742	6,356	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	3,089,422	11.33	35,003,149	34,231,089	1
SAST SA Index Allocation 60/40 Portfolio Class 1	28,017	14.63	409,889	397,019	1
SAST SA Index Allocation 60/40 Portfolio Class 3	13,376,525	14.59	195,163,503	171,773,228	1
SAST SA Index Allocation 80/20 Portfolio Class 1	153,153	16.85	2,580,624	2,161,263	1
SAST SA Index Allocation 80/20 Portfolio Class 3	21,756,990	16.76	364,647,154	299,671,144	1
SAST SA Index Allocation 90/10 Portfolio Class 1	382,307	18.32	7,003,861	5,757,583	1
SAST SA Index Allocation 90/10 Portfolio Class 3	59,532,592	18.24	1,085,874,469	834,813,952	1
SAST SA International Index Portfolio Class 1	50,909	16.45	837,448	627,665	1
SAST SA International Index Portfolio Class 3	2,225,018	16.30	36,267,785	28,163,691	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	835,216	7.64	6,381,048	6,922,440	1
SAST SA Invesco Growth Opportunities Portfolio Class 2	296,248	6.88	2,038,190	2,248,602	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	18,477,775	6.42	118,627,315	109,419,418	1
SAST SA Janus Focused Growth Portfolio Class 1	889,798	20.04	17,831,544	14,937,348	1
SAST SA Janus Focused Growth Portfolio Class 2	450,885	18.74	8,449,588	6,637,168	1
SAST SA Janus Focused Growth Portfolio Class 3	8,869,254	17.81	157,961,410	135,535,089	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	4,574,033	20.45	93,538,978	93,733,019	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	790,300	20.37	16,098,413	15,435,337	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	9,341,478	20.20	188,697,851	178,854,066	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,417,976	10.53	14,931,284	12,534,701	1
SAST SA JPMorgan Emerging Markets Portfolio Class 2	223,958	10.48	2,347,077	1,968,959	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	8,955,598	10.37	92,869,551	74,408,368	1
SAST SA JPMorgan Equity-Income Portfolio Class 1	3,215,858	30.52	98,147,983	104,979,742	1
SAST SA JPMorgan Equity-Income Portfolio Class 2	291,458	30.46	8,877,811	9,463,505	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	7,994,340	30.05	240,229,931	265,136,705	1
SAST SA JPMorgan Large Cap Core Portfolio Class 1	1,077,927	23.74	25,589,987	21,724,045	1
SAST SA JPMorgan Large Cap Core Portfolio Class 2	152,979	23.75	3,633,246	3,029,073	1
SAST SA JPMorgan Large Cap Core Portfolio Class 3	3,618,998	23.48	84,974,075	76,153,180	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	3,360,471	8.26	27,757,490	30,036,281	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	658,340	8.23	5,418,135	5,846,970	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	73,934,207	8.16	603,303,129	638,315,580	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	2,986,564	19.51	58,267,855	65,303,442	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	751,406	17.78	13,360,002	13,890,558	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	20,496,320	16.73	342,903,432	347,941,161	1
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	1,695,244	10.72	18,173,016	17,937,653	1
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	569,439	10.55	6,007,578	5,971,508	1
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	16,741,596	10.42	174,447,432	172,841,838	1
SAST SA Large Cap Growth Index Portfolio Class 1	19,222	30.36	583,585	407,664	1
SAST SA Large Cap Growth Index Portfolio Class 3	2,474,351	30.05	74,354,236	61,037,099	1
SAST SA Large Cap Index Portfolio Class 1	115,213	40.58	4,675,340	3,857,099	1
SAST SA Large Cap Index Portfolio Class 3	2,951,891	40.25	118,813,621	103,989,701	1
SAST SA Large Cap Value Index Portfolio Class 1	21,425	19.12	409,655	384,155	1
SAST SA Large Cap Value Index Portfolio Class 3	3,637,608	18.92	68,823,543	66,270,117	1
SAST SA MFS Large Cap Growth Portfolio Class 1	920,265	16.13	14,843,882	13,459,215	1
SAST SA MFS Large Cap Growth Portfolio Class 2	219,942	15.90	3,497,077	3,053,572	1
SAST SA MFS Large Cap Growth Portfolio Class 3	10,578,288	15.53	164,280,813	143,835,033	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	2,562,449	15.92	40,794,194	49,779,764	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	409,081	15.99	6,541,210	8,122,668	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	10,919,936	15.72	171,661,398	210,623,649	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2025

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA MFS Total Return Portfolio Class 1	3,963,651	$17.86	$70,790,809	$72,153,729	1
SAST SA MFS Total Return Portfolio Class 2	894,145	17.91	16,014,133	16,284,172	1
SAST SA MFS Total Return Portfolio Class 3	11,572,278	17.78	205,755,111	212,825,114	1
SAST SA Mid Cap Index Portfolio Class 1	25,821	15.23	393,252	358,149	1
SAST SA Mid Cap Index Portfolio Class 3	5,231,571	15.07	78,839,781	74,003,568	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,790,702	10.62	19,017,255	16,436,826	1
SAST SA Morgan Stanley International Equities Portfolio Class 2	511,459	10.58	5,411,234	4,972,594	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	8,288,328	10.54	87,358,975	78,253,732	1
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	990,775	9.46	9,372,728	10,684,179	1
SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	210,125	9.33	1,960,465	2,259,023	1
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	18,619,570	9.18	170,927,650	189,977,751	1
SAST SA PIMCO RAE International Value Portfolio Class 1	9,494	16.88	160,259	130,234	1
SAST SA PIMCO RAE International Value Portfolio Class 2	486,097	16.91	8,219,895	6,790,881	1
SAST SA PIMCO RAE International Value Portfolio Class 3	13,805,835	16.86	232,766,382	180,835,620	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	4,469,918	5.25	23,467,067	23,829,602	1
SAST SA PineBridge High-Yield Bond Portfolio Class 2	947,107	5.25	4,972,313	5,079,964	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	14,686,183	5.20	76,368,150	76,155,391	1
SAST SA Putnam International Value Portfolio Class 1	1,743,078	13.61	23,723,285	17,846,955	1
SAST SA Putnam International Value Portfolio Class 2	365,558	13.72	5,015,456	3,313,589	1
SAST SA Putnam International Value Portfolio Class 3	6,476,250	13.68	88,595,107	59,276,390	1
SAST SA Schroders VCP Global Allocation Portfolio Class 1	32,166	11.93	383,740	343,166	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	29,575,992	11.92	352,545,826	306,085,407	1
SAST SA Small Cap Index Portfolio Class 1	20,618	13.87	285,965	248,787	1
SAST SA Small Cap Index Portfolio Class 3	5,195,568	13.73	71,335,155	65,616,083	1
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 1	23,691	16.54	391,857	307,263	1
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	29,676,704	16.49	489,368,856	397,313,349	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	20,219	13.04	263,655	260,314	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	84,209,447	13.03	1,097,249,096	983,463,078	1
SAST SA VCP Dynamic Allocation Portfolio Class 1	79,878	12.22	976,109	974,993	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	537,317,448	12.23	6,571,392,395	6,434,324,440	1
SAST SA VCP Dynamic Strategy Portfolio Class 1	48,497	12.65	613,492	637,695	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	321,702,742	12.67	4,075,973,737	4,106,652,958	1
SAST SA VCP Index Allocation Portfolio Class 1	52,713	13.43	707,938	659,339	1
SAST SA VCP Index Allocation Portfolio Class 3	33,516,944	13.42	449,797,384	395,747,720	1
SAST SA Wellington Capital Appreciation Portfolio Class 1	8,116,710	51.72	419,796,260	301,138,593	1
SAST SA Wellington Capital Appreciation Portfolio Class 2	1,171,789	44.50	52,144,626	34,494,453	1
SAST SA Wellington Capital Appreciation Portfolio Class 3	32,582,263	39.93	1,301,009,763	767,846,189	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	1,071,382	10.54	11,292,363	8,132,797	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	11,957,631	10.44	124,837,667	106,786,617	1
VALIC Company I International Equities Index Fund	283,213	10.08	2,854,786	2,081,902	1
VALIC Company I International Socially Responsible Fund	42,326	29.92	1,266,386	1,002,887	1
VALIC Company I Mid Cap Index Fund	115,421	25.90	2,989,406	2,821,286	1
VALIC Company I Nasdaq-100 Index Fund	173,314	27.32	4,734,936	3,661,053	1
VALIC Company I Small Cap Index Fund	166,724	17.58	2,931,007	2,763,924	1
VALIC Company I Stock Index Fund	161,988	68.01	11,016,782	7,334,335	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS American High-Income Trust Class 3	American Funds IS Asset Allocation Fund Class 2	American Funds IS Asset Allocation Fund Class 3	American Funds IS Capital Income Builder Class 4	American Funds IS Global Growth Fund Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$495,279	$897,683	$693,909	$59,239	$1,901,694
Mortality and expense risk and administrative charges	(103,617)	(695,630)	(432,410)	(24,460)	(2,181,128)
Net investment income (loss)	391,662	202,053	261,499	34,779	(279,434)
Net realized gain (loss)	(87,783)	1,255,011	446,625	62,190	7,731,757
Capital gain distribution from mutual funds	—	3,165,523	2,271,584	—	17,485,295
Change in unrealized appreciation (depreciation) of investments	220,018	1,356,840	1,524,793	282,254	430,784
Increase (decrease) in net assets from operations	523,897	5,979,427	4,504,501	379,223	25,368,402

From contract transactions:
Payments received from contract owners	1,200	693,485	555	7,200	1,756,373
Payments for contract benefits or terminations	(803,593)	(7,630,722)	(1,445,470)	(105,599)	(19,661,586)
Transfers between sub-accounts (including fixed account), net	80,540	243,274	146,295	259,892	(2,726,109)
Contract maintenance charges	(1,424)	(22,369)	(4,306)	(62)	(129,135)
Adjustments to net assets allocated to contracts in payout period	46,389	12,948	126,701	—	(78,899)
Increase (decrease) in net assets from contract transactions	(676,888)	(6,703,384)	(1,176,225)	161,431	(20,839,356)

Increase (decrease) in net assets	(152,991)	(723,957)	3,328,276	540,654	4,529,046
Net assets at beginning of period	8,048,800	46,625,192	32,080,177	1,712,912	139,462,552
Net assets at end of period	$7,895,809	$45,901,235	$35,408,453	$2,253,566	$143,991,598

Beginning units	57,029	1,070,333	235,994	116,914	1,847,979
Units issued	2,274	35,536	6,267	24,567	42,733
Units redeemed	(6,947)	(184,254)	(14,640)	(12,128)	(297,360)
Ending units	52,356	921,615	227,621	129,353	1,593,352

For the Year Ended December 31, 2024
From operations:
Dividends	$529,171	$991,772	$693,338	$70,007	$2,230,892
Mortality and expense risk and administrative charges	(107,262)	(726,990)	(412,378)	(27,870)	(2,325,300)
Net investment income (loss)	421,909	264,782	280,960	42,137	(94,408)
Net realized gain (loss)	(133,145)	1,140,928	410,507	333,818	8,353,329
Capital gain distribution from mutual funds	—	2,018,312	1,326,048	—	4,309,841
Change in unrealized appreciation (depreciation) of investments	366,614	2,979,089	2,340,860	(120,172)	4,354,539
Increase (decrease) in net assets from operations	655,378	6,403,111	4,358,375	255,783	16,923,301

From contract transactions:
Payments received from contract owners	1,200	85,991	555	—	1,304,071
Payments for contract benefits or terminations	(967,379)	(6,155,659)	(2,620,310)	(1,420,705)	(21,133,313)
Transfers between sub-accounts (including fixed account), net	25,360	(39,051)	375,336	146,698	(1,873,488)
Contract maintenance charges	(1,557)	(26,505)	(4,871)	(49)	(158,302)
Adjustments to net assets allocated to contracts in payout period	(220)	8,711	(11,593)	—	(15,381)
Increase (decrease) in net assets from contract transactions	(942,596)	(6,126,513)	(2,260,883)	(1,274,056)	(21,876,413)

Increase (decrease) in net assets	(287,218)	276,598	2,097,492	(1,018,273)	(4,953,112)
Net assets at beginning of period	8,336,018	46,348,594	29,982,685	2,731,185	144,415,664
Net assets at end of period	$8,048,800	$46,625,192	$32,080,177	$1,712,912	$139,462,552

Beginning units	63,998	1,220,075	253,623	202,339	2,141,469
Units issued	1,238	11,331	5,683	11,898	55,154
Units redeemed	(8,207)	(161,073)	(23,312)	(97,323)	(348,644)
Ending units	57,029	1,070,333	235,994	116,914	1,847,979

The accompanying Notes to Financial Statements are an integral part of this statement.

13

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Growth Fund Class 2	American Funds IS Growth Fund Class 3	American Funds IS Growth-Income Fund Class 2	American Funds IS Growth-Income Fund Class 3	American Funds IS International Fund Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$527,019	$453,533	$2,168,082	$1,482,664	$210,149
Mortality and expense risk and administrative charges	(5,253,519)	(3,676,664)	(3,769,380)	(2,022,817)	(199,606)
Net investment income (loss)	(4,726,500)	(3,223,131)	(1,601,298)	(540,153)	10,543
Net realized gain (loss)	22,576,953	18,332,741	12,014,614	7,777,773	(67,283)
Capital gain distribution from mutual funds	26,932,555	21,664,024	40,641,042	25,157,979	—
Change in unrealized appreciation (depreciation) of investments	12,956,333	11,939,580	(14,543,205)	(8,509,814)	3,519,138
Increase (decrease) in net assets from operations	57,739,341	48,713,214	36,511,153	23,885,785	3,462,398

From contract transactions:
Payments received from contract owners	2,694,906	454,656	2,997,156	581,884	912
Payments for contract benefits or terminations	(42,158,715)	(29,111,785)	(33,332,553)	(16,490,487)	(1,424,122)
Transfers between sub-accounts (including fixed account), net	(1,210,992)	(4,212,447)	(1,476,222)	(1,344,881)	(225,638)
Contract maintenance charges	(207,419)	(27,381)	(156,440)	(21,543)	(2,412)
Adjustments to net assets allocated to contracts in payout period	(284,418)	1,195,742	(138,629)	934,149	5,588
Increase (decrease) in net assets from contract transactions	(41,166,638)	(31,701,215)	(32,106,688)	(16,340,878)	(1,645,672)

Increase (decrease) in net assets	16,572,703	17,011,999	4,404,465	7,544,907	1,816,726
Net assets at beginning of period	331,718,556	276,093,386	242,956,708	155,012,171	14,569,328
Net assets at end of period	$348,291,259	$293,105,385	$247,361,173	$162,557,078	$16,386,054

Beginning units	2,830,216	245,900	3,433,086	283,172	191,667
Units issued	104,182	2,582	83,330	4,766	5,340
Units redeemed	(424,332)	(28,667)	(508,634)	(33,255)	(24,828)
Ending units	2,510,066	219,815	3,007,782	254,683	172,179

For the Year Ended December 31, 2024
From operations:
Dividends	$1,045,352	$1,007,476	$2,609,199	$1,714,951	$191,337
Mortality and expense risk and administrative charges	(4,937,483)	(3,393,684)	(3,797,801)	(1,984,796)	(214,068)
Net investment income (loss)	(3,892,131)	(2,386,208)	(1,188,602)	(269,845)	(22,731)
Net realized gain (loss)	19,849,982	13,970,441	13,931,810	6,065,298	(119,380)
Capital gain distribution from mutual funds	7,233,445	5,840,280	10,950,803	6,677,234	—
Change in unrealized appreciation (depreciation) of investments	58,053,891	50,126,803	24,793,757	18,201,557	547,356
Increase (decrease) in net assets from operations	81,245,187	67,551,316	48,487,768	30,674,244	405,245

From contract transactions:
Payments received from contract owners	2,323,769	196,112	1,963,599	233,435	912
Payments for contract benefits or terminations	(35,527,013)	(22,942,489)	(33,143,870)	(15,546,886)	(1,793,525)
Transfers between sub-accounts (including fixed account), net	(6,445,354)	(4,619,737)	(3,666,581)	(2,092,037)	(547,671)
Contract maintenance charges	(225,196)	(29,975)	(174,106)	(23,861)	(2,829)
Adjustments to net assets allocated to contracts in payout period	(15,714)	(176,095)	(12,382)	(50,024)	(12,408)
Increase (decrease) in net assets from contract transactions	(39,889,508)	(27,572,184)	(35,033,340)	(17,479,373)	(2,355,521)

Increase (decrease) in net assets	41,355,679	39,979,132	13,454,428	13,194,871	(1,950,276)
Net assets at beginning of period	290,362,877	236,114,254	229,502,280	141,817,300	16,519,604
Net assets at end of period	$331,718,556	$276,093,386	$242,956,708	$155,012,171	$14,569,328

Beginning units	3,212,095	273,391	3,966,706	317,922	221,421
Units issued	86,550	4,257	100,797	1,508	435
Units redeemed	(468,429)	(31,748)	(634,417)	(36,258)	(30,189)
Ending units	2,830,216	245,900	3,433,086	283,172	191,667

The accompanying Notes to Financial Statements are an integral part of this statement.

14

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS U.S. Government Securities Fund Class 3	American Funds IS Ultra-Short Bond Fund Class 3	BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III	Columbia VP Dividend Opportunity Fund Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$211,832	$156,078	$8,370	$16,886	$—
Mortality and expense risk and administrative charges	(65,607)	(49,526)	(4,690)	(5,446)	(24,938)
Net investment income (loss)	146,225	106,552	3,680	11,440	(24,938)
Net realized gain (loss)	(290,634)	3,436	2,475	(1,520)	105,798
Capital gain distribution from mutual funds	—	—	14,636	41,659	—
Change in unrealized appreciation (depreciation) of investments	452,440	(15,856)	28,212	20,242	132,947
Increase (decrease) in net assets from operations	308,031	94,132	49,003	71,821	213,807

From contract transactions:
Payments received from contract owners	—	—	—	—	(127)
Payments for contract benefits or terminations	(788,057)	(740,732)	(4,672)	(103,823)	(78,539)
Transfers between sub-accounts (including fixed account), net	379,574	189,481	(3,903)	(7,054)	(12,384)
Contract maintenance charges	(1,263)	(1,498)	(25)	(42)	(1,455)
Adjustments to net assets allocated to contracts in payout period	18,409	2,770	—	—	—
Increase (decrease) in net assets from contract transactions	(391,337)	(549,979)	(8,600)	(110,919)	(92,505)

Increase (decrease) in net assets	(83,306)	(455,847)	40,403	(39,098)	121,302
Net assets at beginning of period	5,024,759	3,987,997	352,618	465,794	1,562,163
Net assets at end of period	$4,941,453	$3,532,150	$393,021	$426,696	$1,683,465

Beginning units	126,614	194,120	21,538	31,713	50,874
Units issued	10,907	15,748	30	163	940
Units redeemed	(20,466)	(42,110)	(492)	(7,171)	(3,762)
Ending units	117,055	167,758	21,076	24,705	48,052

For the Year Ended December 31, 2024
From operations:
Dividends	$203,727	$204,446	$7,307	$6,696	$—
Mortality and expense risk and administrative charges	(69,163)	(52,406)	(4,762)	(6,142)	(24,443)
Net investment income (loss)	134,564	152,040	2,545	554	(24,443)
Net realized gain (loss)	(486,017)	13,250	21,287	(14,299)	154,045
Capital gain distribution from mutual funds	—	—	19,612	36,530	—
Change in unrealized appreciation (depreciation) of investments	309,316	(25,933)	(6,135)	15,331	72,242
Increase (decrease) in net assets from operations	(42,137)	139,357	37,309	38,116	201,844

From contract transactions:
Payments received from contract owners	—	—	—	—	127
Payments for contract benefits or terminations	(969,685)	(588,150)	(88,869)	(144,042)	(176,501)
Transfers between sub-accounts (including fixed account), net	141,080	170,691	20,687	(18,195)	11,027
Contract maintenance charges	(1,402)	(1,607)	(38)	(62)	(1,568)
Adjustments to net assets allocated to contracts in payout period	(171)	—	—	—	—
Increase (decrease) in net assets from contract transactions	(830,178)	(419,066)	(68,220)	(162,299)	(166,915)

Increase (decrease) in net assets	(872,315)	(279,709)	(30,911)	(124,183)	34,929
Net assets at beginning of period	5,897,074	4,267,706	383,529	589,977	1,527,234
Net assets at end of period	$5,024,759	$3,987,997	$352,618	$465,794	$1,562,163

Beginning units	147,743	214,810	25,635	43,476	56,483
Units issued	22,432	18,538	1,422	1,319	1,326
Units redeemed	(43,561)	(39,228)	(5,519)	(13,082)	(6,935)
Ending units	126,614	194,120	21,538	31,713	50,874

The accompanying Notes to Financial Statements are an integral part of this statement.

15

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Columbia VP Emerging Markets Bond Fund Class 2	Columbia VP Income Opportunities Fund Class 1	Columbia VP Large Cap Growth Fund Class 1	Columbia VP Limited Duration Credit Fund Class 2	Columbia VP Overseas Core Fund Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$4,853	$109,563	$—	$5,826	$26,244
Mortality and expense risk and administrative charges	(1,014)	(89,890)	(351,105)	(1,073)	(22,160)
Net investment income (loss)	3,839	19,673	(351,105)	4,753	4,084
Net realized gain (loss)	(226)	(76,872)	2,597,960	(1,331)	63,421
Change in unrealized appreciation (depreciation) of investments	6,042	430,634	729,495	902	366,999
Increase (decrease) in net assets from operations	9,655	373,435	2,976,350	4,324	434,504

From contract transactions:
Payments received from contract owners	—	300	5,246	—	1,784
Payments for contract benefits or terminations	—	(509,617)	(2,332,271)	(582)	(186,805)
Transfers between sub-accounts (including fixed account), net	46,917	138,192	(281,828)	(93,780)	(40,834)
Contract maintenance charges	(11)	(23,110)	(44,040)	(13)	(1,369)
Adjustments to net assets allocated to contracts in payout period	—	306	2,402	—	—
Increase (decrease) in net assets from contract transactions	46,906	(393,929)	(2,650,491)	(94,375)	(227,224)

Increase (decrease) in net assets	56,561	(20,494)	325,859	(90,051)	207,280
Net assets at beginning of period	75,188	5,595,499	22,075,522	186,463	1,265,563
Net assets at end of period	$131,749	$5,575,005	$22,401,381	$96,412	$1,472,843

Beginning units	6,748	185,318	642,293	17,340	92,049
Units issued	3,861	7,415	18,800	39	7,377
Units redeemed	—	(20,179)	(90,871)	(8,899)	(20,521)
Ending units	10,609	172,554	570,222	8,480	78,905

For the Year Ended December 31, 2024
From operations:
Dividends	$3,780	$320,459	$—	$6,671	$50,033
Mortality and expense risk and administrative charges	(842)	(93,339)	(366,698)	(2,559)	(18,900)
Net investment income (loss)	2,938	227,120	(366,698)	4,112	31,133
Net realized gain (loss)	(1,783)	(140,588)	3,940,295	(4,448)	10,230
Change in unrealized appreciation (depreciation) of investments	2,527	149,499	2,197,925	6,329	(21,759)
Increase (decrease) in net assets from operations	3,682	236,031	5,771,522	5,993	19,604

From contract transactions:
Payments received from contract owners	—	17,097	3,863	—	1,646
Payments for contract benefits or terminations	(5,302)	(655,485)	(3,348,657)	(78,390)	(94,433)
Transfers between sub-accounts (including fixed account), net	311	220,256	(1,551,609)	28,800	151,740
Contract maintenance charges	(23)	(22,670)	(45,440)	(19)	(1,104)
Adjustments to net assets allocated to contracts in payout period	—	129	(289)	—	—
Increase (decrease) in net assets from contract transactions	(5,014)	(440,673)	(4,942,132)	(49,609)	57,849

Increase (decrease) in net assets	(1,332)	(204,642)	829,390	(43,616)	77,453
Net assets at beginning of period	76,520	5,800,141	21,246,132	230,079	1,188,110
Net assets at end of period	$75,188	$5,595,499	$22,075,522	$186,463	$1,265,563

Beginning units	7,209	199,985	798,903	22,129	87,847
Units issued	29	13,246	26,217	2,829	11,885
Units redeemed	(490)	(27,913)	(182,827)	(7,618)	(7,683)
Ending units	6,748	185,318	642,293	17,340	92,049

The accompanying Notes to Financial Statements are an integral part of this statement.

16

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	Columbia VP Small Company Growth Fund Class 1	CTIVP Principal Large Cap Growth Fund Class 1	FTVIP Franklin Allocation VIP Fund Class 1	FTVIP Franklin Allocation VIP Fund Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$—	$—	$—	$586,158
Mortality and expense risk and administrative charges	(5,520)	(5,891)	(31,636)	—	(441,324)
Net investment income (loss)	(5,520)	(5,891)	(31,636)	—	144,834
Net realized gain (loss)	54,039	4,238	120,257	—	164,461
Capital gain distribution from mutual funds	—	49,304	—	—	1,237,384
Change in unrealized appreciation (depreciation) of investments	(5,668)	23,534	143,465	—	1,587,373
Increase (decrease) in net assets from operations	42,851	71,185	232,086	—	3,134,052

From contract transactions:
Payments received from contract owners	—	—	4,064	—	709,091
Payments for contract benefits or terminations	(57,951)	(15,231)	(116,173)	—	(3,931,686)
Transfers between sub-accounts (including fixed account), net	(1,998)	240	13,860	—	(6,811)
Contract maintenance charges	(53)	(20)	(1,227)	—	(342,013)
Adjustments to net assets allocated to contracts in payout period	—	667	1,117	—	1,265
Increase (decrease) in net assets from contract transactions	(60,002)	(14,344)	(98,359)	—	(3,570,154)

Increase (decrease) in net assets	(17,151)	56,841	133,727	—	(436,102)
Net assets at beginning of period	374,625	369,882	1,992,922	—	30,558,095
Net assets at end of period	$357,474	$426,723	$2,126,649	$—	$30,121,993

Beginning units	9,396	7,556	66,172	—	1,666,775
Units issued	208	17	1,220	—	80,825
Units redeemed	(1,686)	(298)	(4,365)	—	(268,076)
Ending units	7,918	7,275	63,027	—	1,479,524

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$8,405	$—	$380	$632,891
Mortality and expense risk and administrative charges	(5,512)	(5,699)	(30,106)	(77)	(458,980)
Net investment income (loss)	(5,512)	2,706	(30,106)	303	173,911
Net realized gain (loss)	24,476	4,855	122,438	(826)	(595,034)
Change in unrealized appreciation (depreciation) of investments	51,431	65,748	250,618	2,112	2,695,639
Increase (decrease) in net assets from operations	70,395	73,309	342,950	1,589	2,274,516

From contract transactions:
Payments received from contract owners	—	—	15,172	—	913,962
Payments for contract benefits or terminations	(11,701)	(33,993)	(116,362)	(17,519)	(3,814,694)
Transfers between sub-accounts (including fixed account), net	(12,782)	246	27,717	392	200,984
Contract maintenance charges	(62)	(20)	(1,287)	(208)	(308,425)
Increase (decrease) in net assets from contract transactions	(24,545)	(33,767)	(74,760)	(17,335)	(3,008,173)

Increase (decrease) in net assets	45,850	39,542	268,190	(15,746)	(733,657)
Net assets at beginning of period	328,775	330,340	1,724,732	15,746	31,291,752
Net assets at end of period	$374,625	$369,882	$1,992,922	$—	$30,558,095

Beginning units	10,036	8,254	68,455	1,223	1,835,668
Units issued	121	5	2,860	29	116,998
Units redeemed	(761)	(703)	(5,143)	(1,252)	(285,891)
Ending units	9,396	7,556	66,172	—	1,666,775

The accompanying Notes to Financial Statements are an integral part of this statement.

17

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	FTVIP Franklin Income VIP Fund Class 1	FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2	Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares
For the Year Ended December 31, 2025
From operations:
Dividends	$39,631	$6,637,784	$19,427	$423,325	$10,915,345
Mortality and expense risk and administrative charges	(4,266)	(1,835,311)	(4,459)	(122,717)	(3,772,423)
Net investment income (loss)	35,365	4,802,473	14,968	300,608	7,142,922
Net realized gain (loss)	(50,622)	(683,812)	(681)	—	—
Capital gain distribution from mutual funds	7,931	1,395,236	4	—	—
Change in unrealized appreciation (depreciation) of investments	98,542	8,501,513	9,275	—	—
Increase (decrease) in net assets from operations	91,216	14,015,410	23,566	300,608	7,142,922

From contract transactions:
Payments received from contract owners	—	7,902,201	—	1,336,947	24,252,472
Payments for contract benefits or terminations	(337,204)	(15,509,867)	—	(17,750,220)	(185,137,114)
Transfers between sub-accounts (including fixed account), net	(11,531)	1,057,251	14,871	14,392,988	121,587,021
Contract maintenance charges	(756)	(1,424,091)	(12)	(25,417)	(3,852,830)
Adjustments to net assets allocated to contracts in payout period	—	10,899	—	17,897	(1,236)
Increase (decrease) in net assets from contract transactions	(349,491)	(7,963,607)	14,859	(2,027,805)	(43,151,687)

Increase (decrease) in net assets	(258,275)	6,051,803	38,425	(1,727,197)	(36,008,765)
Net assets at beginning of period	1,048,070	131,934,535	383,429	10,407,837	293,885,758
Net assets at end of period	$789,795	$137,986,338	$421,854	$8,680,640	$257,876,993

Beginning units	73,795	6,663,118	35,756	974,129	28,336,955
Units issued	2,564	794,209	1,387	1,370,885	21,917,976
Units redeemed	(26,825)	(1,195,571)	(22)	(1,545,176)	(26,010,039)
Ending units	49,534	6,261,756	37,121	799,838	24,244,892

For the Year Ended December 31, 2024
From operations:
Dividends	$60,447	$6,812,171	$45,678	$464,190	$14,847,489
Mortality and expense risk and administrative charges	(5,804)	(1,840,401)	(10,207)	(122,059)	(4,170,135)
Net investment income (loss)	54,643	4,971,770	35,471	342,131	10,677,354
Net realized gain (loss)	(45,742)	(1,647,834)	(98,533)	—	(1)
Capital gain distribution from mutual funds	4,724	558,127	—	—	—
Change in unrealized appreciation (depreciation) of investments	53,852	3,412,352	95,244	—	—
Increase (decrease) in net assets from operations	67,477	7,294,415	32,182	342,131	10,677,353

From contract transactions:
Payments received from contract owners	47,235	7,618,922	—	—	26,275,738
Payments for contract benefits or terminations	(240,850)	(17,412,245)	(590,992)	(4,358,971)	(209,874,462)
Transfers between sub-accounts (including fixed account), net	118,321	2,830,688	(65,640)	4,242,771	154,733,026
Contract maintenance charges	(604)	(1,170,825)	(19)	(12,435)	(3,624,858)
Adjustments to net assets allocated to contracts in payout period	—	(3,699)	—	6,533	(297)
Increase (decrease) in net assets from contract transactions	(75,898)	(8,137,159)	(656,651)	(122,102)	(32,490,853)

Increase (decrease) in net assets	(8,421)	(842,744)	(624,469)	220,029	(21,813,500)
Net assets at beginning of period	1,056,491	132,777,279	1,007,898	10,187,808	315,699,258
Net assets at end of period	$1,048,070	$131,934,535	$383,429	$10,407,837	$293,885,758

Beginning units	79,498	7,106,425	98,437	994,600	31,537,575
Units issued	12,011	842,913	7,115	420,919	24,725,573
Units redeemed	(17,714)	(1,286,220)	(69,796)	(441,390)	(27,926,193)
Ending units	73,795	6,663,118	35,756	974,129	28,336,955

The accompanying Notes to Financial Statements are an integral part of this statement.

18

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	Invesco V.I. American Franchise Fund Series I	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$716	$—	$—	$37,202
Mortality and expense risk and administrative charges	(746)	(215)	(229)	(2,348,292)	(6,195)
Net investment income (loss)	(746)	501	(229)	(2,348,292)	31,007
Net realized gain (loss)	(6,280)	59	6,834	(2,140,747)	(4,021)
Capital gain distribution from mutual funds	—	2,199	3,171	18,505,526	—
Change in unrealized appreciation (depreciation) of investments	4,458	(1,168)	(5,528)	5,125,686	12,082
Increase (decrease) in net assets from operations	(2,568)	1,591	4,248	19,142,173	39,068

From contract transactions:
Payments received from contract owners	—	—	—	17,643,090	—
Payments for contract benefits or terminations	(1,239)	—	(21,155)	(12,689,277)	(12,914)
Transfers between sub-accounts (including fixed account), net	(229,394)	(1,105)	(802)	892,626	4,620
Contract maintenance charges	—	(2)	(321)	(2,382,312)	(45)
Adjustments to net assets allocated to contracts in payout period	—	—	—	13,028	—
Increase (decrease) in net assets from contract transactions	(230,633)	(1,107)	(22,278)	3,477,155	(8,339)

Increase (decrease) in net assets	(233,201)	484	(18,030)	22,619,328	30,729
Net assets at beginning of period	233,201	18,589	32,311	168,466,663	524,344
Net assets at end of period	$—	$19,073	$14,281	$191,085,991	$555,073

Beginning units	22,834	1,375	1,287	2,933,412	41,040
Units issued	50	26	94	733,620	349
Units redeemed	(22,884)	(108)	(864)	(656,400)	(951)
Ending units	—	1,293	517	3,010,632	40,438

For the Year Ended December 31, 2024
From operations:
Dividends	$6,019	$585	$—	$—	$31,419
Mortality and expense risk and administrative charges	(3,118)	(213)	(298)	(2,021,679)	(6,420)
Net investment income (loss)	2,901	372	(298)	(2,021,679)	24,999
Net realized gain (loss)	2,177	(2)	1,356	(8,053,879)	(8,976)
Change in unrealized appreciation (depreciation) of investments	893	1,446	15,601	51,549,363	(549)
Increase (decrease) in net assets from operations	5,971	1,816	16,659	41,473,805	15,474

From contract transactions:
Payments received from contract owners	—	—	—	20,836,155	—
Payments for contract benefits or terminations	(70,096)	(602)	(40,426)	(10,312,930)	(80,143)
Transfers between sub-accounts (including fixed account), net	10,721	(155)	(3,468)	(4,651,304)	9,940
Contract maintenance charges	(7)	(12)	(328)	(1,694,002)	(50)
Increase (decrease) in net assets from contract transactions	(59,382)	(769)	(44,222)	4,177,919	(70,253)

Increase (decrease) in net assets	(53,411)	1,047	(27,563)	45,651,724	(54,779)
Net assets at beginning of period	286,612	17,542	59,874	122,814,939	579,123
Net assets at end of period	$233,201	$18,589	$32,311	$168,466,663	$524,344

Beginning units	28,601	1,436	3,167	2,841,853	46,534
Units issued	1,182	8	30	738,634	903
Units redeemed	(6,949)	(69)	(1,910)	(647,075)	(6,397)
Ending units	22,834	1,375	1,287	2,933,412	41,040

The accompanying Notes to Financial Statements are an integral part of this statement.

19

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Comstock Fund Series I	Invesco V.I. Comstock Fund Series II	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. Growth and Income Fund Series II	Nomura VIP Asset Strategy Series Service Class
For the Year Ended December 31, 2025
From operations:
Dividends	$17,456	$4,674,562	$10,121	$3,703,506	$735
Mortality and expense risk and administrative charges	(5,169)	(4,653,859)	(4,149)	(4,728,337)	(1,325)
Net investment income (loss)	12,287	20,703	5,972	(1,024,831)	(590)
Net realized gain (loss)	13,769	18,731,631	32,410	8,656,318	3,884
Capital gain distribution from mutual funds	110,067	34,641,610	53,472	24,107,054	5,814
Change in unrealized appreciation (depreciation) of investments	23,925	(6,572,375)	17,105	8,543,541	8,121
Increase (decrease) in net assets from operations	160,048	46,821,569	108,959	40,282,082	17,229

From contract transactions:
Payments received from contract owners	650	12,998,768	—	6,580,660	—
Payments for contract benefits or terminations	(43,464)	(38,462,413)	(359,006)	(43,890,146)	(89,798)
Transfers between sub-accounts (including fixed account), net	(52,700)	(6,226,544)	17,020	(4,737,329)	(581)
Contract maintenance charges	(3,535)	(3,217,563)	(471)	(2,752,569)	(5)
Adjustments to net assets allocated to contracts in payout period	—	60,070	—	21,667	—
Increase (decrease) in net assets from contract transactions	(99,049)	(34,847,682)	(342,457)	(44,777,717)	(90,384)

Increase (decrease) in net assets	60,999	11,973,887	(233,498)	(4,495,635)	(73,155)
Net assets at beginning of period	994,442	321,095,305	972,844	322,530,330	132,529
Net assets at end of period	$1,055,441	$333,069,192	$739,346	$318,034,695	$59,374

Beginning units	53,878	9,082,181	57,068	9,153,541	9,007
Units issued	1,105	797,959	1,209	433,763	25
Units redeemed	(6,065)	(1,694,583)	(20,550)	(1,620,063)	(5,472)
Ending units	48,918	8,185,557	37,727	7,967,241	3,560

For the Year Ended December 31, 2024
From operations:
Dividends	$16,624	$4,821,484	$14,027	$3,960,843	$2,563
Mortality and expense risk and administrative charges	(4,805)	(4,698,268)	(5,944)	(5,021,562)	(1,957)
Net investment income (loss)	11,819	123,216	8,083	(1,060,719)	606
Net realized gain (loss)	2,792	12,039,695	15,070	2,449,376	4,853
Capital gain distribution from mutual funds	67,211	22,615,985	60,204	20,366,331	5,003
Change in unrealized appreciation (depreciation) of investments	42,801	5,266,997	64,501	22,212,548	8,636
Increase (decrease) in net assets from operations	124,623	40,045,893	147,858	43,967,536	19,098

From contract transactions:
Payments received from contract owners	2,085	12,762,051	—	6,098,252	—
Payments for contract benefits or terminations	(9,353)	(39,498,693)	(246,641)	(46,377,776)	(78,754)
Transfers between sub-accounts (including fixed account), net	25,944	(4,473,978)	7,243	(8,430,829)	1,153
Contract maintenance charges	(3,400)	(2,700,244)	(375)	(2,538,014)	(34)
Adjustments to net assets allocated to contracts in payout period	—	(2,399)	—	(7,293)	—
Increase (decrease) in net assets from contract transactions	15,276	(33,913,263)	(239,773)	(51,255,660)	(77,635)

Increase (decrease) in net assets	139,899	6,132,630	(91,915)	(7,288,124)	(58,537)
Net assets at beginning of period	854,543	314,962,675	1,064,759	329,818,454	191,066
Net assets at end of period	$994,442	$321,095,305	$972,844	$322,530,330	$132,529

Beginning units	53,052	10,052,256	72,040	10,656,086	14,461
Units issued	2,276	778,665	1,646	527,110	95
Units redeemed	(1,450)	(1,748,740)	(16,618)	(2,029,655)	(5,549)
Ending units	53,878	9,082,181	57,068	9,153,541	9,007

The accompanying Notes to Financial Statements are an integral part of this statement.

20

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Growth and Income Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC
For the Year Ended December 31, 2025
From operations:
Dividends	$52,498	$279	$762,173	$32,053	$82,774
Mortality and expense risk and administrative charges	(9,068)	(685)	(2,077,127)	(155,990)	(20,273)
Net investment income (loss)	43,430	(406)	(1,314,954)	(123,937)	62,501
Net realized gain (loss)	(2,613)	196	6,224,595	79,674	(5,443)
Capital gain distribution from mutual funds	—	6,381	14,250,268	793,142	—
Change in unrealized appreciation (depreciation) of investments	15,016	1,681	683,742	(247,436)	25,813
Increase (decrease) in net assets from operations	55,833	7,852	19,843,651	501,443	82,871

From contract transactions:
Payments received from contract owners	—	—	2,553,315	36,568	106,492
Payments for contract benefits or terminations	(8,195)	—	(21,488,270)	(1,295,870)	(92,953)
Transfers between sub-accounts (including fixed account), net	212,908	1,475	(630,461)	(111,883)	116,453
Contract maintenance charges	(11)	(5)	(1,078,509)	(4,279)	(9)
Adjustments to net assets allocated to contracts in payout period	—	—	7,059	(288)	—
Increase (decrease) in net assets from contract transactions	204,702	1,470	(20,636,866)	(1,375,752)	129,983

Increase (decrease) in net assets	260,535	9,322	(793,215)	(874,309)	212,854
Net assets at beginning of period	648,580	58,524	140,503,134	10,943,975	1,711,151
Net assets at end of period	$909,115	$67,846	$139,709,919	$10,069,666	$1,924,005

Beginning units	50,438	2,949	4,485,967	319,341	156,552
Units issued	16,112	112	274,291	6,297	21,740
Units redeemed	(628)	(37)	(899,505)	(46,985)	(10,249)
Ending units	65,922	3,024	3,860,753	278,653	168,043

For the Year Ended December 31, 2024
From operations:
Dividends	$35,716	$419	$1,193,573	$49,877	$75,626
Mortality and expense risk and administrative charges	(8,335)	(620)	(2,203,229)	(172,178)	(20,628)
Net investment income (loss)	27,381	(201)	(1,009,656)	(122,301)	54,998
Net realized gain (loss)	(46,456)	80	4,523,912	280,405	(12,612)
Capital gain distribution from mutual funds	—	3,176	10,365,067	1,120,921	—
Change in unrealized appreciation (depreciation) of investments	57,753	4,726	11,144,364	101,191	28,167
Increase (decrease) in net assets from operations	38,678	7,781	25,023,687	1,380,216	70,553

From contract transactions:
Payments received from contract owners	—	—	1,557,219	175,255	—
Payments for contract benefits or terminations	(100,556)	—	(19,679,766)	(1,347,967)	(257,594)
Transfers between sub-accounts (including fixed account), net	(136,640)	229	(6,091,024)	(93,816)	31,878
Contract maintenance charges	(9)	(5)	(1,023,710)	(5,506)	(69)
Adjustments to net assets allocated to contracts in payout period	—	—	5,189	(550)	—
Increase (decrease) in net assets from contract transactions	(237,205)	224	(25,232,092)	(1,272,584)	(225,785)

Increase (decrease) in net assets	(198,527)	8,005	(208,405)	107,632	(155,232)
Net assets at beginning of period	847,107	50,519	140,711,539	10,836,343	1,866,383
Net assets at end of period	$648,580	$58,524	$140,503,134	$10,943,975	$1,711,151

Beginning units	69,744	2,937	5,340,667	357,769	177,628
Units issued	741	17	200,968	13,755	3,199
Units redeemed	(20,047)	(5)	(1,055,668)	(52,183)	(24,275)
Ending units	50,438	2,949	4,485,967	319,341	156,552

The accompanying Notes to Financial Statements are an integral part of this statement.

21

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Morgan Stanley VIF Global Infrastructure Portfolio Class II	Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	PIMCO All Asset Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Advisor Class
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$—	$516	$23,967	$404,826
Mortality and expense risk and administrative charges	—	—	(154)	(5,129)	(77,571)
Net investment income (loss)	—	—	362	18,838	327,255
Net realized gain (loss)	—	—	(36)	(22,149)	(93,396)
Change in unrealized appreciation (depreciation) of investments	—	—	1,036	31,997	531,742
Increase (decrease) in net assets from operations	—	—	1,362	28,686	765,601

From contract transactions:
Payments received from contract owners	—	—	—	—	1,484,335
Payments for contract benefits or terminations	—	—	—	(121,991)	(385,254)
Transfers between sub-accounts (including fixed account), net	—	—	—	7,031	(13,576)
Contract maintenance charges	—	—	—	(33)	(83,658)
Increase (decrease) in net assets from contract transactions	—	—	—	(114,993)	1,001,847

Increase (decrease) in net assets	—	—	1,362	(86,307)	1,767,448
Net assets at beginning of period	—	—	10,760	441,384	5,117,672
Net assets at end of period	$—	$—	$12,122	$355,077	$6,885,120

Beginning units	—	—	833	38,952	508,334
Units issued	—	—	—	751	209,935
Units redeemed	—	—	—	(10,289)	(113,221)
Ending units	—	—	833	29,414	605,048

For the Year Ended December 31, 2024
From operations:
Dividends	$10,055	$13,404	$820	$23,636	$281,593
Mortality and expense risk and administrative charges	(4,604)	(1,225)	(179)	(5,951)	(57,936)
Net investment income (loss)	5,451	12,179	641	17,685	223,657
Net realized gain (loss)	(109,204)	6,021	(54)	(27,048)	(77,013)
Capital gain distribution from mutual funds	—	1,899	—	—	—
Change in unrealized appreciation (depreciation) of investments	144,758	(5,141)	(268)	30,782	112,164
Increase (decrease) in net assets from operations	41,005	14,958	319	21,419	258,808

From contract transactions:
Payments received from contract owners	—	—	—	—	438,582
Payments for contract benefits or terminations	(78,139)	(8,149)	5	(134,305)	(236,698)
Transfers between sub-accounts (including fixed account), net	(681,576)	(338,665)	(90)	15,875	772,039
Contract maintenance charges	(51)	—	(6)	(52)	(51,762)
Increase (decrease) in net assets from contract transactions	(759,766)	(346,814)	(91)	(118,482)	922,161

Increase (decrease) in net assets	(718,761)	(331,856)	228	(97,063)	1,180,969
Net assets at beginning of period	718,761	331,856	10,532	538,447	3,936,703
Net assets at end of period	$—	$—	$10,760	$441,384	$5,117,672

Beginning units	56,164	26,299	833	49,567	414,251
Units issued	625	33	359	1,624	138,220
Units redeemed	(56,789)	(26,332)	(359)	(12,239)	(44,137)
Ending units	—	—	833	38,952	508,334

The accompanying Notes to Financial Statements are an integral part of this statement.

22

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PIMCO Emerging Markets Bond Portfolio Institutional Class	PIMCO Total Return Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class	PVC Core Plus Bond Account Class 1	PVC Diversified International Account Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$1,858	$10,951,457	$51,128	$103,770	$11,212
Mortality and expense risk and administrative charges	(158)	(3,484,793)	(6,041)	(36,917)	(7,852)
Net investment income (loss)	1,700	7,466,664	45,087	66,853	3,360
Net realized gain (loss)	22	(7,114,080)	(27,586)	(66,016)	29,956
Capital gain distribution from mutual funds	—	—	—	—	28,671
Change in unrealized appreciation (depreciation) of investments	3,328	19,270,441	82,883	143,005	75,436
Increase (decrease) in net assets from operations	5,050	19,623,025	100,384	143,842	137,423

From contract transactions:
Payments received from contract owners	26,774	26,776,256	26,774	—	—
Payments for contract benefits or terminations	—	(18,193,540)	(160,700)	(268,700)	(128,063)
Transfers between sub-accounts (including fixed account), net	33,144	18,416,145	63,292	5,642	(25,379)
Contract maintenance charges	—	(4,314,801)	(14,713)	(2,687)	(622)
Adjustments to net assets allocated to contracts in payout period	—	—	—	505	—
Increase (decrease) in net assets from contract transactions	59,918	22,684,060	(85,347)	(265,240)	(154,064)

Increase (decrease) in net assets	64,968	42,307,085	15,037	(121,398)	(16,641)
Net assets at beginning of period	—	259,915,459	1,178,574	2,570,672	548,083
Net assets at end of period	$64,968	$302,222,544	$1,193,611	$2,449,274	$531,442

Beginning units	—	27,932,857	120,562	269,955	52,727
Units issued	5,435	7,040,815	23,889	4,703	2,062
Units redeemed	(25)	(4,737,859)	(31,799)	(31,798)	(16,145)
Ending units	5,410	30,235,813	112,652	242,860	38,644

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$9,399,478	$50,262	$83,608	$16,528
Mortality and expense risk and administrative charges	—	(3,054,131)	(6,105)	(39,559)	(8,805)
Net investment income (loss)	—	6,345,347	44,157	44,049	7,723
Net realized gain (loss)	—	(3,950,619)	(19,800)	(72,016)	24,201
Change in unrealized appreciation (depreciation) of investments	—	422,745	2,393	11,849	(10,238)
Increase (decrease) in net assets from operations	—	2,817,473	26,750	(16,118)	21,686

From contract transactions:
Payments received from contract owners	—	26,009,555	22,933	—	—
Payments for contract benefits or terminations	—	(15,008,862)	(142,872)	(292,050)	(129,756)
Transfers between sub-accounts (including fixed account), net	—	31,640,543	86,567	104,071	41,770
Contract maintenance charges	—	(3,209,362)	(13,348)	(3,043)	(685)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(1,056)	—
Increase (decrease) in net assets from contract transactions	—	39,431,874	(46,720)	(192,078)	(88,671)

Increase (decrease) in net assets	—	42,249,347	(19,970)	(208,196)	(66,985)
Net assets at beginning of period	—	217,666,112	1,198,544	2,778,868	615,068
Net assets at end of period	$—	$259,915,459	$1,178,574	$2,570,672	$548,083

Beginning units	—	23,657,972	125,452	290,275	61,235
Units issued	—	7,367,817	19,552	11,329	3,887
Units redeemed	—	(3,092,932)	(24,442)	(31,649)	(12,395)
Ending units	—	27,932,857	120,562	269,955	52,727

The accompanying Notes to Financial Statements are an integral part of this statement.

23

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Equity Income Account Class 1	PVC Equity Income Account Class 2	PVC Government & High Quality Bond Account Class 1	PVC Large Cap Growth Account I Class 1	PVC MidCap Account Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$161,411	$91,637	$33,769	$—	$4,980
Mortality and expense risk and administrative charges	(131,564)	(87,544)	(14,120)	(20,518)	(24,246)
Net investment income (loss)	29,847	4,093	19,649	(20,518)	(19,266)
Net realized gain (loss)	467,774	285,463	(44,916)	26,877	51,659
Capital gain distribution from mutual funds	852,536	544,232	—	207,834	199,688
Change in unrealized appreciation (depreciation) of investments	(175,549)	(120,699)	83,891	(101,888)	(234,870)
Increase (decrease) in net assets from operations	1,174,608	713,089	58,624	112,305	(2,789)

From contract transactions:
Payments received from contract owners	47,630	—	250	—	18,088
Payments for contract benefits or terminations	(1,200,829)	(771,211)	(207,372)	(125,113)	(115,523)
Transfers between sub-accounts (including fixed account), net	(144,585)	(119,404)	(5,433)	7,937	(93,316)
Contract maintenance charges	(7,612)	(10,350)	(598)	(113)	(1,732)
Adjustments to net assets allocated to contracts in payout period	(935)	44	154	—	1,816
Increase (decrease) in net assets from contract transactions	(1,306,331)	(900,921)	(212,999)	(117,289)	(190,667)

Increase (decrease) in net assets	(131,723)	(187,832)	(154,375)	(4,984)	(193,456)
Net assets at beginning of period	9,309,859	5,615,729	967,548	1,383,786	1,753,741
Net assets at end of period	$9,178,136	$5,427,897	$813,173	$1,378,802	$1,560,285

Beginning units	279,983	186,967	126,235	68,137	31,839
Units issued	1,657	710	1,021	1,279	650
Units redeemed	(39,240)	(28,323)	(27,139)	(7,576)	(4,214)
Ending units	242,400	159,354	100,117	61,840	28,275

For the Year Ended December 31, 2024
From operations:
Dividends	$195,711	$108,005	$29,584	$—	$4,112
Mortality and expense risk and administrative charges	(137,095)	(90,923)	(14,968)	(20,721)	(24,615)
Net investment income (loss)	58,616	17,082	14,616	(20,721)	(20,503)
Net realized gain (loss)	473,384	208,135	(31,151)	35,051	17,708
Capital gain distribution from mutual funds	90,347	55,454	—	64,024	145,196
Change in unrealized appreciation (depreciation) of investments	614,814	442,888	5,096	197,939	140,501
Increase (decrease) in net assets from operations	1,237,161	723,559	(11,439)	276,293	282,902

From contract transactions:
Payments received from contract owners	330	—	—	—	330
Payments for contract benefits or terminations	(1,040,926)	(592,895)	(136,955)	(116,475)	(79,986)
Transfers between sub-accounts (including fixed account), net	(97,587)	(81,486)	35,981	(21,305)	(5,849)
Contract maintenance charges	(8,819)	(11,993)	(751)	(195)	(1,900)
Adjustments to net assets allocated to contracts in payout period	—	(85)	—	—	—
Increase (decrease) in net assets from contract transactions	(1,147,002)	(686,459)	(101,725)	(137,975)	(87,405)

Increase (decrease) in net assets	90,159	37,100	(113,164)	138,318	195,497
Net assets at beginning of period	9,219,700	5,578,629	1,080,712	1,245,468	1,558,244
Net assets at end of period	$9,309,859	$5,615,729	$967,548	$1,383,786	$1,753,741

Beginning units	316,399	211,419	140,725	75,565	33,542
Units issued	757	1,650	4,573	388	48
Units redeemed	(37,173)	(26,102)	(19,063)	(7,816)	(1,751)
Ending units	279,983	186,967	126,235	68,137	31,839

The accompanying Notes to Financial Statements are an integral part of this statement.

24

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC MidCap Account Class 2	PVC Principal Capital Appreciation Account Class 1	PVC Principal Capital Appreciation Account Class 2	PVC Real Estate Securities Account Class 1	PVC Real Estate Securities Account Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$475	$61,304	$6,620	$4,672	$1,783
Mortality and expense risk and administrative charges	(9,680)	(179,579)	(29,355)	(4,419)	(1,986)
Net investment income (loss)	(9,205)	(118,275)	(22,735)	253	(203)
Net realized gain (loss)	10,233	920,696	208,822	(11,313)	(12,753)
Capital gain distribution from mutual funds	74,666	954,803	153,835	10,525	4,125
Change in unrealized appreciation (depreciation) of investments	(76,814)	(382,559)	(132,584)	(579)	7,074
Increase (decrease) in net assets from operations	(1,120)	1,374,665	207,338	(1,114)	(1,757)

From contract transactions:
Payments received from contract owners	—	480	—	6,765	—
Payments for contract benefits or terminations	(61,194)	(1,625,685)	(255,730)	(18,970)	(86,868)
Transfers between sub-accounts (including fixed account), net	649	(195,499)	(161,481)	(31,844)	(852)
Contract maintenance charges	(76)	(5,817)	(237)	(549)	(20)
Adjustments to net assets allocated to contracts in payout period	—	1,889	(19)	67	—
Increase (decrease) in net assets from contract transactions	(60,621)	(1,824,632)	(417,467)	(44,531)	(87,740)

Increase (decrease) in net assets	(61,741)	(449,967)	(210,129)	(45,645)	(89,497)
Net assets at beginning of period	632,453	13,253,827	1,916,771	343,227	203,797
Net assets at end of period	$570,712	$12,803,860	$1,706,642	$297,582	$114,300

Beginning units	12,620	214,693	34,000	7,206	4,604
Units issued	14	342	17	318	—
Units redeemed	(1,287)	(30,292)	(6,860)	(1,259)	(2,019)
Ending units	11,347	184,743	27,157	6,265	2,585

For the Year Ended December 31, 2024
From operations:
Dividends	$307	$93,279	$10,736	$8,158	$4,418
Mortality and expense risk and administrative charges	(9,770)	(180,354)	(30,464)	(4,885)	(3,187)
Net investment income (loss)	(9,463)	(87,075)	(19,728)	3,273	1,231
Net realized gain (loss)	8,272	312,287	148,555	(7,769)	(1,093)
Capital gain distribution from mutual funds	53,443	399,140	58,752	10,509	6,304
Change in unrealized appreciation (depreciation) of investments	47,273	2,014,004	220,224	7,264	1,381
Increase (decrease) in net assets from operations	99,525	2,638,356	407,803	13,277	7,823

From contract transactions:
Payments received from contract owners	—	2,940	—	—	—
Payments for contract benefits or terminations	(22,969)	(419,569)	(309,924)	(12,971)	(2,734)
Transfers between sub-accounts (including fixed account), net	(2,327)	(52,143)	(6,711)	(7,763)	1,802
Contract maintenance charges	(91)	(6,432)	(290)	(612)	(87)
Adjustments to net assets allocated to contracts in payout period	—	—	(35)	—	—
Increase (decrease) in net assets from contract transactions	(25,387)	(475,204)	(316,960)	(21,346)	(1,019)

Increase (decrease) in net assets	74,138	2,163,152	90,843	(8,069)	6,804
Net assets at beginning of period	558,315	11,090,675	1,825,928	351,296	196,993
Net assets at end of period	$632,453	$13,253,827	$1,916,771	$343,227	$203,797

Beginning units	13,174	222,863	40,035	7,675	4,615
Units issued	18	238	283	173	105
Units redeemed	(572)	(8,408)	(6,318)	(642)	(116)
Ending units	12,620	214,693	34,000	7,206	4,604

The accompanying Notes to Financial Statements are an integral part of this statement.

25

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM Balanced Portfolio Class 1	PVC SAM Balanced Portfolio Class 2	PVC SAM Conservative Balanced Portfolio Class 1	PVC SAM Conservative Balanced Portfolio Class 2	PVC SAM Conservative Growth Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$490,535	$341,098	$62,572	$30,329	$157,952
Mortality and expense risk and administrative charges	(311,046)	(256,994)	(32,996)	(19,106)	(143,073)
Net investment income (loss)	179,489	84,104	29,576	11,223	14,879
Net realized gain (loss)	4,285	40,286	(853)	(18,648)	398,175
Capital gain distribution from mutual funds	1,520,090	1,176,642	50,137	26,479	641,085
Change in unrealized appreciation (depreciation) of investments	666,639	469,072	127,016	90,432	136,441
Increase (decrease) in net assets from operations	2,370,503	1,770,104	205,876	109,486	1,190,580

From contract transactions:
Payments received from contract owners	750	—	—	—	40,605
Payments for contract benefits or terminations	(1,698,375)	(3,198,579)	(54,333)	(459,367)	(1,767,221)
Transfers between sub-accounts (including fixed account), net	6,003	(120,408)	(2)	1,613	(94,339)
Contract maintenance charges	(5,698)	(23,882)	(480)	(629)	(2,824)
Adjustments to net assets allocated to contracts in payout period	293	—	680	(287)	3,210
Increase (decrease) in net assets from contract transactions	(1,697,027)	(3,342,869)	(54,135)	(458,670)	(1,820,569)

Increase (decrease) in net assets	673,476	(1,572,765)	151,741	(349,184)	(629,989)
Net assets at beginning of period	20,330,351	17,361,705	2,088,522	1,493,834	9,896,281
Net assets at end of period	$21,003,827	$15,788,940	$2,240,263	$1,144,650	$9,266,292

Beginning units	849,315	781,997	145,244	109,569	343,930
Units issued	807	2,410	43	84	2,135
Units redeemed	(69,480)	(148,591)	(3,543)	(33,205)	(63,228)
Ending units	780,642	635,816	141,744	76,448	282,837

For the Year Ended December 31, 2024
From operations:
Dividends	$409,262	$320,538	$53,519	$35,671	$146,274
Mortality and expense risk and administrative charges	(311,468)	(286,983)	(32,514)	(23,485)	(155,833)
Net investment income (loss)	97,794	33,555	21,005	12,186	(9,559)
Net realized gain (loss)	(171,799)	(238,529)	(6,906)	(6,321)	272,185
Change in unrealized appreciation (depreciation) of investments	2,181,150	1,996,815	135,744	95,169	1,040,865
Increase (decrease) in net assets from operations	2,107,145	1,791,841	149,843	101,034	1,303,491

From contract transactions:
Payments received from contract owners	1,226	—	—	—	1,200
Payments for contract benefits or terminations	(1,704,221)	(2,699,706)	(145,408)	(66,781)	(1,800,349)
Transfers between sub-accounts (including fixed account), net	76	73,418	(1)	860	(1,570)
Contract maintenance charges	(6,389)	(25,835)	(580)	(631)	(3,330)
Adjustments to net assets allocated to contracts in payout period	—	(795)	—	—	(4,217)
Increase (decrease) in net assets from contract transactions	(1,709,308)	(2,652,918)	(145,989)	(66,552)	(1,808,266)

Increase (decrease) in net assets	397,837	(861,077)	3,854	34,482	(504,775)
Net assets at beginning of period	19,932,514	18,222,782	2,084,668	1,459,352	10,401,056
Net assets at end of period	$20,330,351	$17,361,705	$2,088,522	$1,493,834	$9,896,281

Beginning units	922,421	907,522	155,350	114,573	411,179
Units issued	2,741	4,839	—	81	6,146
Units redeemed	(75,847)	(130,364)	(10,106)	(5,085)	(73,395)
Ending units	849,315	781,997	145,244	109,569	343,930

The accompanying Notes to Financial Statements are an integral part of this statement.

26

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM Conservative Growth Portfolio Class 2	PVC SAM Flexible Income Portfolio Class 1	PVC SAM Flexible Income Portfolio Class 2	PVC SAM Strategic Growth Portfolio Class 1	PVC SAM Strategic Growth Portfolio Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$140,341	$56,323	$66,009	$39,521	$51,387
Mortality and expense risk and administrative charges	(150,674)	(23,582)	(32,304)	(45,718)	(75,068)
Net investment income (loss)	(10,333)	32,741	33,705	(6,197)	(23,681)
Net realized gain (loss)	376,303	(28,680)	(47,719)	254,235	270,097
Capital gain distribution from mutual funds	659,889	—	—	212,479	329,748
Change in unrealized appreciation (depreciation) of investments	155,897	121,314	171,175	(53,497)	78,287
Increase (decrease) in net assets from operations	1,181,756	125,375	157,161	407,020	654,451

From contract transactions:
Payments received from contract owners	—	228,178	—	15,570	3,525
Payments for contract benefits or terminations	(1,261,942)	(457,397)	(503,061)	(783,478)	(851,879)
Transfers between sub-accounts (including fixed account), net	(37,060)	(3,947)	6,021	(307,176)	(10,676)
Contract maintenance charges	(16,289)	(973)	(730)	(760)	(6,071)
Adjustments to net assets allocated to contracts in payout period	(163,007)	(3,655)	—	—	15
Increase (decrease) in net assets from contract transactions	(1,478,298)	(237,794)	(497,770)	(1,075,844)	(865,086)

Increase (decrease) in net assets	(296,542)	(112,419)	(340,609)	(668,824)	(210,635)
Net assets at beginning of period	9,537,859	1,613,299	2,335,338	3,294,409	4,782,299
Net assets at end of period	$9,241,317	$1,500,880	$1,994,729	$2,625,585	$4,571,664

Beginning units	358,096	110,385	168,919	95,902	151,362
Units issued	4,666	26,909	6,178	1,146	203
Units redeemed	(56,858)	(43,200)	(41,647)	(30,284)	(26,497)
Ending units	305,904	94,094	133,450	66,764	125,068

For the Year Ended December 31, 2024
From operations:
Dividends	$125,695	$50,404	$68,592	$35,884	$42,734
Mortality and expense risk and administrative charges	(168,994)	(27,620)	(39,415)	(50,104)	(77,006)
Net investment income (loss)	(43,299)	22,784	29,177	(14,220)	(34,272)
Net realized gain (loss)	425,888	(67,528)	(45,915)	24,866	88,365
Change in unrealized appreciation (depreciation) of investments	947,372	135,165	136,726	453,176	593,780
Increase (decrease) in net assets from operations	1,329,961	90,421	119,988	463,822	647,873

From contract transactions:
Payments received from contract owners	—	880	—	1,920	3,450
Payments for contract benefits or terminations	(2,583,428)	(468,161)	(334,004)	(317,362)	(264,107)
Transfers between sub-accounts (including fixed account), net	(409,202)	3,661	3,607	(1,428)	(39,166)
Contract maintenance charges	(19,207)	(1,135)	(877)	(863)	(6,249)
Adjustments to net assets allocated to contracts in payout period	(7,023)	—	(1,035)	—	(52)
Increase (decrease) in net assets from contract transactions	(3,018,860)	(464,755)	(332,309)	(317,733)	(306,124)

Increase (decrease) in net assets	(1,688,899)	(374,334)	(212,321)	146,089	341,749
Net assets at beginning of period	11,226,758	1,987,633	2,547,659	3,148,320	4,440,550
Net assets at end of period	$9,537,859	$1,613,299	$2,335,338	$3,294,409	$4,782,299

Beginning units	476,930	142,304	193,060	105,572	161,180
Units issued	4,591	324	294	195	653
Units redeemed	(123,425)	(32,243)	(24,435)	(9,865)	(10,471)
Ending units	358,096	110,385	168,919	95,902	151,362

The accompanying Notes to Financial Statements are an integral part of this statement.

27

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Short-Term Income Account Class 1	PVC SmallCap Account Class 1	PVC SmallCap Account Class 2	SST SA Allocation Aggressive Portfolio Class 1	SST SA Allocation Aggressive Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$29,194	$1,049	$154	$21,104	$5,330,931
Mortality and expense risk and administrative charges	(10,027)	(5,070)	(2,915)	(5,530)	(3,949,381)
Net investment income (loss)	19,167	(4,021)	(2,761)	15,574	1,381,550
Net realized gain (loss)	927	292	(5,709)	21,137	7,853,768
Capital gain distribution from mutual funds	—	16,330	9,121	31,650	9,069,695
Change in unrealized appreciation (depreciation) of investments	5,268	24,407	15,403	94,082	23,200,718
Increase (decrease) in net assets from operations	25,362	37,008	16,054	162,443	41,505,731

From contract transactions:
Payments received from contract owners	250	—	—	—	18,317,151
Payments for contract benefits or terminations	(53,431)	(49,675)	(49,814)	(152,734)	(38,306,793)
Transfers between sub-accounts (including fixed account), net	(13,291)	(35,967)	2,993	(38,237)	(5,476,228)
Contract maintenance charges	(679)	(180)	(11)	(16,951)	(4,664,308)
Adjustments to net assets allocated to contracts in payout period	6,014	143	—	—	(5,949)
Increase (decrease) in net assets from contract transactions	(61,137)	(85,679)	(46,832)	(207,922)	(30,136,127)

Increase (decrease) in net assets	(35,775)	(48,671)	(30,778)	(45,479)	11,369,604
Net assets at beginning of period	688,776	366,668	216,843	1,136,959	300,075,787
Net assets at end of period	$653,001	$317,997	$186,065	$1,091,480	$311,445,391

Beginning units	86,569	17,881	11,333	59,728	11,141,040
Units issued	1,051	123	176	325	934,722
Units redeemed	(8,657)	(4,292)	(2,949)	(10,458)	(1,962,240)
Ending units	78,963	13,712	8,560	49,595	10,113,522

For the Year Ended December 31, 2024
From operations:
Dividends	$23,145	$1,329	$298	$15,640	$3,505,353
Mortality and expense risk and administrative charges	(10,851)	(5,607)	(3,508)	(5,620)	(3,836,546)
Net investment income (loss)	12,294	(4,278)	(3,210)	10,020	(331,193)
Net realized gain (loss)	(1,176)	1,156	(375)	(12,365)	3,631,602
Capital gain distribution from mutual funds	—	7,093	4,360	21,318	5,675,948
Change in unrealized appreciation (depreciation) of investments	13,092	15,015	9,914	123,864	24,594,590
Increase (decrease) in net assets from operations	24,210	18,986	10,689	142,837	33,570,947

From contract transactions:
Payments received from contract owners	—	—	—	—	21,009,330
Payments for contract benefits or terminations	(80,900)	(7,234)	(11,190)	(111,046)	(26,715,486)
Transfers between sub-accounts (including fixed account), net	705	2,925	1,631	4,828	(1,342,487)
Contract maintenance charges	(697)	(209)	(31)	(14,044)	(3,716,703)
Adjustments to net assets allocated to contracts in payout period	(58)	—	—	—	—
Increase (decrease) in net assets from contract transactions	(80,950)	(4,518)	(9,590)	(120,262)	(10,765,346)

Increase (decrease) in net assets	(56,740)	14,468	1,099	22,575	22,805,601
Net assets at beginning of period	745,516	352,200	215,744	1,114,384	277,270,186
Net assets at end of period	$688,776	$366,668	$216,843	$1,136,959	$300,075,787

Beginning units	97,373	18,099	11,838	66,382	11,558,651
Units issued	494	265	119	550	1,117,800
Units redeemed	(11,298)	(483)	(624)	(7,204)	(1,535,411)
Ending units	86,569	17,881	11,333	59,728	11,141,040

The accompanying Notes to Financial Statements are an integral part of this statement.

28

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Balanced Portfolio Class 1	SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 1	SST SA Allocation Moderate Portfolio Class 3	SST SA Allocation Moderately Aggressive Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$964	$3,523,214	$3,922	$3,635,625	$7,244
Mortality and expense risk and administrative charges	(164)	(1,975,084)	(686)	(2,416,387)	(1,357)
Net investment income (loss)	800	1,548,130	3,236	1,219,238	5,887
Net realized gain (loss)	(882)	(102,986)	(67)	564,325	498
Capital gain distribution from mutual funds	216	871,002	3,661	3,792,245	9,042
Change in unrealized appreciation (depreciation) of investments	4,228	10,910,820	11,966	12,430,105	25,689
Increase (decrease) in net assets from operations	4,362	13,226,966	18,796	18,005,913	41,116

From contract transactions:
Payments received from contract owners	—	4,736,942	—	4,177,937	—
Payments for contract benefits or terminations	(8,512)	(20,590,416)	—	(19,421,566)	(2,899)
Transfers between sub-accounts (including fixed account), net	322	(1,332,427)	687	(440,259)	215
Contract maintenance charges	(110)	(2,179,711)	(2,116)	(2,450,787)	(4,920)
Adjustments to net assets allocated to contracts in payout period	—	(250)	—	(2,913)	—
Increase (decrease) in net assets from contract transactions	(8,300)	(19,365,862)	(1,429)	(18,137,588)	(7,604)

Increase (decrease) in net assets	(3,938)	(6,138,896)	17,367	(131,675)	33,512
Net assets at beginning of period	40,538	152,339,811	153,285	173,894,476	302,236
Net assets at end of period	$36,600	$146,200,915	$170,652	$173,762,801	$335,748

Beginning units	2,773	7,858,435	9,397	8,004,348	17,386
Units issued	36	446,030	66	301,501	62
Units redeemed	(552)	(1,422,748)	(154)	(1,100,552)	(486)
Ending units	2,257	6,881,717	9,309	7,205,297	16,962

For the Year Ended December 31, 2024
From operations:
Dividends	$826	$2,769,542	$2,847	$2,845,543	$5,115
Mortality and expense risk and administrative charges	(157)	(2,064,281)	(697)	(2,482,818)	(1,327)
Net investment income (loss)	669	705,261	2,150	362,725	3,788
Net realized gain (loss)	(54)	(2,841,609)	780	(3,617,685)	(2,142)
Capital gain distribution from mutual funds	—	—	1,398	1,608,990	5,044
Change in unrealized appreciation (depreciation) of investments	2,292	11,729,878	12,771	16,618,269	27,941
Increase (decrease) in net assets from operations	2,907	9,593,530	17,099	14,972,299	34,631

From contract transactions:
Payments received from contract owners	80	6,951,447	—	4,543,121	—
Payments for contract benefits or terminations	—	(18,690,186)	(68,218)	(22,694,555)	(71,535)
Transfers between sub-accounts (including fixed account), net	584	6,935,799	850	4,817,673	1,532
Contract maintenance charges	(99)	(1,840,552)	(1,857)	(2,071,039)	(4,085)
Increase (decrease) in net assets from contract transactions	565	(6,643,492)	(69,225)	(15,404,800)	(74,088)

Increase (decrease) in net assets	3,472	2,950,038	(52,126)	(432,501)	(39,457)
Net assets at beginning of period	37,066	149,389,773	205,411	174,326,977	341,693
Net assets at end of period	$40,538	$152,339,811	$153,285	$173,894,476	$302,236

Beginning units	2,733	8,245,293	13,864	8,743,232	21,889
Units issued	53	857,702	68	650,260	134
Units redeemed	(13)	(1,244,560)	(4,535)	(1,389,144)	(4,637)
Ending units	2,773	7,858,435	9,397	8,004,348	17,386

The accompanying Notes to Financial Statements are an integral part of this statement.

29

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Moderately Aggressive Portfolio Class 3	SST SA American Century Inflation Managed Portfolio Class 1	SST SA American Century Inflation Managed Portfolio Class 3	SST SA Columbia Focused Value Portfolio Class 3	SST SA Franklin Allocation Moderately Aggressive Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$4,496,509	$3,859	$8,778,752	$955	$8,568
Mortality and expense risk and administrative charges	(3,169,181)	(483)	(3,476,531)	(640)	(2,907)
Net investment income (loss)	1,327,328	3,376	5,302,221	315	5,661
Net realized gain (loss)	(582,244)	(3,999)	(8,135,858)	(284)	10,680
Capital gain distribution from mutual funds	6,298,467	—	—	11,077	70,063
Change in unrealized appreciation (depreciation) of investments	19,965,454	6,639	14,466,991	4,668	2,054
Increase (decrease) in net assets from operations	27,009,005	6,016	11,633,354	15,776	88,458

From contract transactions:
Payments received from contract owners	8,892,998	—	2,444,598	53,246	—
Payments for contract benefits or terminations	(30,443,712)	(13,061)	(33,939,861)	(22,329)	(5,446)
Transfers between sub-accounts (including fixed account), net	(381,912)	(7,898)	13,830,197	13	(47,316)
Contract maintenance charges	(3,160,040)	(1,586)	(3,702,185)	—	(8,028)
Adjustments to net assets allocated to contracts in payout period	—	—	3,861	—	—
Increase (decrease) in net assets from contract transactions	(25,092,666)	(22,545)	(21,363,390)	30,930	(60,790)

Increase (decrease) in net assets	1,916,339	(16,529)	(9,730,036)	46,706	27,668
Net assets at beginning of period	228,337,018	105,312	253,562,086	25,168	548,077
Net assets at end of period	$230,253,357	$88,783	$243,832,050	$71,874	$575,745

Beginning units	9,929,958	9,658	22,406,661	1,139	27,585
Units issued	540,000	1,304	2,938,808	2,379	80
Units redeemed	(1,583,465)	(3,325)	(4,791,511)	(961)	(2,947)
Ending units	8,886,493	7,637	20,553,958	2,557	24,718

For the Year Ended December 31, 2024
From operations:
Dividends	$3,369,887	$5,787	$8,953,368	$481	$8,310
Mortality and expense risk and administrative charges	(3,227,177)	(941)	(3,759,799)	(274)	(2,825)
Net investment income (loss)	142,710	4,846	5,193,569	207	5,485
Net realized gain (loss)	(1,615,640)	(11,652)	(6,064,325)	(9)	3,020
Capital gain distribution from mutual funds	3,870,363	—	—	2,696	—
Change in unrealized appreciation (depreciation) of investments	19,447,514	10,463	1,313,745	(417)	81,386
Increase (decrease) in net assets from operations	21,844,947	3,657	442,989	2,477	89,891

From contract transactions:
Payments received from contract owners	7,336,487	—	2,938,906	—	—
Payments for contract benefits or terminations	(25,365,778)	(86,465)	(34,186,892)	—	(10,549)
Transfers between sub-accounts (including fixed account), net	2,396,995	21,559	11,465,511	601	(18,370)
Contract maintenance charges	(2,674,657)	(2,320)	(3,313,995)	—	(6,301)
Adjustments to net assets allocated to contracts in payout period	(246)	—	(476)	—	—
Increase (decrease) in net assets from contract transactions	(18,307,199)	(67,226)	(23,096,946)	601	(35,220)

Increase (decrease) in net assets	3,537,748	(63,569)	(22,653,957)	3,078	54,671
Net assets at beginning of period	224,799,270	168,881	276,216,043	22,090	493,406
Net assets at end of period	$228,337,018	$105,312	$253,562,086	$25,168	$548,077

Beginning units	10,761,615	15,758	24,442,955	1,112	29,450
Units issued	611,451	1,996	2,734,337	27	4
Units redeemed	(1,443,108)	(8,096)	(4,770,631)	—	(1,869)
Ending units	9,929,958	9,658	22,406,661	1,139	27,585

The accompanying Notes to Financial Statements are an integral part of this statement.

30

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	SST SA Multi-Managed International Equity Portfolio Class 3	SST SA Multi-Managed Large Cap Growth Portfolio Class 3	SST SA Multi-Managed Large Cap Value Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$1,357,576	$4,601	$4,464	$—	$2,071
Mortality and expense risk and administrative charges	(1,357,640)	(1,696)	(3,589)	(9,826)	(1,459)
Net investment income (loss)	(64)	2,905	875	(9,826)	612
Net realized gain (loss)	5,723,768	(1,049)	(433)	(19,137)	(2,289)
Capital gain distribution from mutual funds	13,254,188	—	17,531	259,887	21,064
Change in unrealized appreciation (depreciation) of investments	(2,813,230)	5,499	58,294	(106,328)	(5,768)
Increase (decrease) in net assets from operations	16,164,662	7,355	76,267	124,596	13,619

From contract transactions:
Payments received from contract owners	5,361,826	—	—	—	—
Payments for contract benefits or terminations	(19,419,754)	(5,568)	(31,413)	(56,967)	(7,002)
Transfers between sub-accounts (including fixed account), net	(123,516)	6,505	(13,941)	(3,690)	619
Contract maintenance charges	(1,577,449)	(18)	(10)	(30)	(5)
Increase (decrease) in net assets from contract transactions	(15,758,893)	919	(45,364)	(60,687)	(6,388)

Increase (decrease) in net assets	405,769	8,274	30,903	63,909	7,231
Net assets at beginning of period	106,842,220	138,385	294,774	733,044	118,862
Net assets at end of period	$107,247,989	$146,659	$325,677	$796,953	$126,093

Beginning units	5,508,183	13,962	22,010	25,114	6,088
Units issued	601,692	677	1	24	101
Units redeemed	(1,343,550)	(587)	(2,956)	(1,796)	(383)
Ending units	4,766,325	14,052	19,055	23,342	5,806

For the Year Ended December 31, 2024
From operations:
Dividends	$1,407,155	$4,415	$6,201	$—	$2,549
Mortality and expense risk and administrative charges	(1,359,615)	(1,695)	(3,337)	(8,357)	(1,358)
Net investment income (loss)	47,540	2,720	2,864	(8,357)	1,191
Net realized gain (loss)	2,300,367	(7,220)	(473)	(15,410)	(12,341)
Capital gain distribution from mutual funds	—	—	7,650	91,094	16,865
Change in unrealized appreciation (depreciation) of investments	14,592,039	4,464	(5,556)	115,518	4,464
Increase (decrease) in net assets from operations	16,939,946	(36)	4,485	182,845	10,179

From contract transactions:
Payments received from contract owners	4,404,247	—	—	—	—
Payments for contract benefits or terminations	(12,627,622)	(38,133)	(3,254)	(87,395)	(69,736)
Transfers between sub-accounts (including fixed account), net	1,508,874	11,670	14,223	(11,489)	4,391
Contract maintenance charges	(1,305,530)	(23)	(10)	(30)	(5)
Increase (decrease) in net assets from contract transactions	(8,020,031)	(26,486)	10,959	(98,914)	(65,350)

Increase (decrease) in net assets	8,919,915	(26,522)	15,444	83,931	(55,171)
Net assets at beginning of period	97,922,305	164,907	279,330	649,113	174,033
Net assets at end of period	$106,842,220	$138,385	$294,774	$733,044	$118,862

Beginning units	5,925,561	16,635	21,206	29,352	9,883
Units issued	613,989	1,172	1,068	82	272
Units redeemed	(1,031,367)	(3,845)	(264)	(4,320)	(4,067)
Ending units	5,508,183	13,962	22,010	25,114	6,088

The accompanying Notes to Financial Statements are an integral part of this statement.

31

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3	SST SA Multi-Managed Small Cap Portfolio Class 3	SST SA T. Rowe Price Growth Stock Portfolio Class 3	SAST SA AB Growth Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$1,851	$20	$—	$—
Mortality and expense risk and administrative charges	(2,223)	(2,775)	(1,524)	(1,578)	(6,702,573)
Net investment income (loss)	(2,223)	(924)	(1,504)	(1,578)	(6,702,573)
Net realized gain (loss)	(631)	(410)	(22,232)	(286,928)	23,266,653
Capital gain distribution from mutual funds	28,309	36,459	12,304	184,004	63,123,343
Change in unrealized appreciation (depreciation) of investments	(12,827)	(21,145)	11,869	61,094	(31,555,961)
Increase (decrease) in net assets from operations	12,628	13,980	437	(43,408)	48,131,462

From contract transactions:
Payments received from contract owners	—	—	—	53,246	1,253,452
Payments for contract benefits or terminations	(628)	(4,042)	(97,954)	(704)	(57,895,982)
Transfers between sub-accounts (including fixed account), net	6,692	4,837	1,547	(443,891)	(6,064,272)
Contract maintenance charges	(17)	(15)	(5)	—	(118,454)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	94,229
Increase (decrease) in net assets from contract transactions	6,047	780	(96,412)	(391,349)	(62,731,027)

Increase (decrease) in net assets	18,675	14,760	(95,975)	(434,757)	(14,599,565)
Net assets at beginning of period	182,411	240,544	188,395	434,757	457,678,630
Net assets at end of period	$201,086	$255,304	$92,420	$—	$443,079,065

Beginning units	6,956	12,114	10,727	13,835	5,468,855
Units issued	293	247	398	1,788	90,464
Units redeemed	(67)	(200)	(6,197)	(15,623)	(852,024)
Ending units	7,182	12,161	4,928	—	4,707,295

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$2,020	$215	$—	$—
Mortality and expense risk and administrative charges	(2,026)	(2,728)	(2,282)	(4,669)	(6,836,593)
Net investment income (loss)	(2,026)	(708)	(2,067)	(4,669)	(6,836,593)
Net realized gain (loss)	(51,294)	(2,227)	(693)	4,050	20,467,445
Capital gain distribution from mutual funds	—	16,561	4,150	94,694	45,288,227
Change in unrealized appreciation (depreciation) of investments	85,585	13,531	13,967	5,501	35,167,336
Increase (decrease) in net assets from operations	32,265	27,157	15,357	99,576	94,086,415

From contract transactions:
Payments received from contract owners	—	—	—	—	1,056,460
Payments for contract benefits or terminations	(73,588)	(86,346)	(476)	(36,720)	(50,907,800)
Transfers between sub-accounts (including fixed account), net	(5,252)	2,469	1,908	(4,297)	(6,155,777)
Contract maintenance charges	(17)	(27)	(5)	(50)	(140,557)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(21,665)
Increase (decrease) in net assets from contract transactions	(78,857)	(83,904)	1,427	(41,067)	(56,169,339)

Increase (decrease) in net assets	(46,592)	(56,747)	16,784	58,509	37,917,076
Net assets at beginning of period	229,003	297,291	171,611	376,248	419,761,554
Net assets at end of period	$182,411	$240,544	$188,395	$434,757	$457,678,630

Beginning units	10,834	17,127	10,630	15,301	6,110,345
Units issued	96	172	180	7	50,785
Units redeemed	(3,974)	(5,185)	(83)	(1,473)	(692,275)
Ending units	6,956	12,114	10,727	13,835	5,468,855

The accompanying Notes to Financial Statements are an integral part of this statement.

32

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA AB Growth Portfolio Class 2	SAST SA AB Growth Portfolio Class 3	SAST SA AB Small & Mid Cap Value Portfolio Class 1	SAST SA AB Small & Mid Cap Value Portfolio Class 2	SAST SA AB Small & Mid Cap Value Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$—	$8,749	$46,166	$1,691,922
Mortality and expense risk and administrative charges	(713,478)	(8,134,626)	(5,021)	(122,025)	(4,524,142)
Net investment income (loss)	(713,478)	(8,134,626)	3,728	(75,859)	(2,832,220)
Net realized gain (loss)	2,102,389	9,086,105	(14,972)	(361,124)	4,366,832
Capital gain distribution from mutual funds	6,567,607	88,119,981	121,390	823,617	34,758,744
Change in unrealized appreciation (depreciation) of investments	(3,290,818)	(25,779,739)	(92,401)	(376,876)	(33,622,793)
Increase (decrease) in net assets from operations	4,665,700	63,291,721	17,745	9,758	2,670,563

From contract transactions:
Payments received from contract owners	219,558	35,526,903	153,553	2,147	12,791,462
Payments for contract benefits or terminations	(6,569,139)	(60,595,295)	(19,731)	(944,686)	(39,392,137)
Transfers between sub-accounts (including fixed account), net	(1,764,706)	(8,267,844)	79,484	144,062	20,408,065
Contract maintenance charges	(64,551)	(5,435,557)	(2,667)	(16,319)	(3,120,723)
Adjustments to net assets allocated to contracts in payout period	10,323	25,882	—	(3,847)	14,521
Increase (decrease) in net assets from contract transactions	(8,168,515)	(38,745,911)	210,639	(818,643)	(9,298,812)

Increase (decrease) in net assets	(3,502,815)	24,545,810	228,384	(808,885)	(6,628,249)
Net assets at beginning of period	49,414,654	572,304,389	930,939	8,513,349	319,762,801
Net assets at end of period	$45,911,839	$596,850,199	$1,159,323	$7,704,464	$313,134,552

Beginning units	247,941	6,633,250	61,125	154,882	8,169,183
Units issued	3,565	872,408	16,196	6,767	1,132,092
Units redeemed	(44,681)	(1,165,038)	(2,688)	(22,614)	(1,305,489)
Ending units	206,825	6,340,620	74,633	139,035	7,995,786

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$—	$5,948	$43,130	$1,363,612
Mortality and expense risk and administrative charges	(795,761)	(7,906,790)	(5,040)	(139,152)	(4,783,301)
Net investment income (loss)	(795,761)	(7,906,790)	908	(96,022)	(3,419,689)
Net realized gain (loss)	3,092,288	19,193,006	(42,822)	(425,566)	(683,354)
Capital gain distribution from mutual funds	5,101,616	59,934,301	57,985	543,044	20,813,970
Change in unrealized appreciation (depreciation) of investments	3,157,093	42,017,694	72,110	656,196	8,128,884
Increase (decrease) in net assets from operations	10,555,236	113,238,211	88,181	677,652	24,839,811

From contract transactions:
Payments received from contract owners	88,392	39,700,554	1,595	1,766	9,269,657
Payments for contract benefits or terminations	(6,699,278)	(56,753,896)	(23,541)	(1,155,864)	(39,533,541)
Transfers between sub-accounts (including fixed account), net	(2,427,777)	(21,851,230)	(60,327)	54,692	6,622,630
Contract maintenance charges	(72,273)	(4,287,456)	(1,966)	(19,626)	(2,758,264)
Adjustments to net assets allocated to contracts in payout period	(1,357)	(13,311)	—	(1,137)	(1,608)
Increase (decrease) in net assets from contract transactions	(9,112,293)	(43,205,339)	(84,239)	(1,120,169)	(26,401,126)

Increase (decrease) in net assets	1,442,943	70,032,872	3,942	(442,517)	(1,561,315)
Net assets at beginning of period	47,971,711	502,271,517	926,997	8,955,866	321,324,116
Net assets at end of period	$49,414,654	$572,304,389	$930,939	$8,513,349	$319,762,801

Beginning units	296,508	6,928,846	66,509	175,737	8,793,441
Units issued	2,873	975,830	3,734	5,057	901,023
Units redeemed	(51,440)	(1,271,426)	(9,118)	(25,912)	(1,525,281)
Ending units	247,941	6,633,250	61,125	154,882	8,169,183

The accompanying Notes to Financial Statements are an integral part of this statement.

33

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Asset Allocation Portfolio Class 1	SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA American Funds Global Growth Portfolio Class 1	SAST SA American Funds Global Growth Portfolio Class 3	SAST SA American Funds Growth Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$129,768	$30,567,011	$23,290	$4,473,261	$6,997
Mortality and expense risk and administrative charges	(32,020)	(21,227,961)	(7,504)	(5,084,156)	(16,119)
Net investment income (loss)	97,748	9,339,050	15,786	(610,895)	(9,122)
Net realized gain (loss)	201,828	38,141,314	(23,987)	11,138,972	908,112
Capital gain distribution from mutual funds	339,110	90,752,512	144,417	33,302,942	132,700
Change in unrealized appreciation (depreciation) of investments	281,091	78,932,744	137,266	20,352,332	(774,094)
Increase (decrease) in net assets from operations	919,777	217,165,620	273,482	64,183,351	257,596

From contract transactions:
Payments received from contract owners	—	52,149,169	293,468	13,961,952	650,304
Payments for contract benefits or terminations	(1,348,391)	(215,045,710)	(58,205)	(47,039,098)	(204,039)
Transfers between sub-accounts (including fixed account), net	(1,106,076)	(19,608,676)	(220,906)	(19,796,820)	(2,946,102)
Contract maintenance charges	(79,095)	(23,646,538)	(8,483)	(3,815,798)	(19,399)
Adjustments to net assets allocated to contracts in payout period	—	17,666	—	63,395	—
Increase (decrease) in net assets from contract transactions	(2,533,562)	(206,134,089)	5,874	(56,626,369)	(2,519,236)

Increase (decrease) in net assets	(1,613,785)	11,031,531	279,356	7,556,982	(2,261,640)
Net assets at beginning of period	8,046,142	1,660,139,844	1,260,991	353,252,815	4,698,987
Net assets at end of period	$6,432,357	$1,671,171,375	$1,540,347	$360,809,797	$2,437,347

Beginning units	430,248	59,390,837	68,384	9,742,004	165,744
Units issued	13,327	2,574,217	14,114	579,673	25,331
Units redeemed	(145,406)	(9,589,747)	(13,403)	(2,024,342)	(119,162)
Ending units	298,169	52,375,307	69,095	8,297,335	71,913

For the Year Ended December 31, 2024
From operations:
Dividends	$152,416	$29,325,455	$12,289	$1,979,691	$12,957
Mortality and expense risk and administrative charges	(39,328)	(21,462,519)	(7,826)	(5,196,106)	(26,008)
Net investment income (loss)	113,088	7,862,936	4,463	(3,216,415)	(13,051)
Net realized gain (loss)	125,633	18,909,360	(93,583)	9,013,603	247,691
Capital gain distribution from mutual funds	300,973	65,380,262	163,615	37,633,028	350,779
Change in unrealized appreciation (depreciation) of investments	589,046	134,516,707	121,912	(3,622,140)	719,675
Increase (decrease) in net assets from operations	1,128,740	226,669,265	196,407	39,808,076	1,305,094

From contract transactions:
Payments received from contract owners	152,288	59,314,238	11,467	11,258,069	11,467
Payments for contract benefits or terminations	(1,251,833)	(173,784,982)	(45,594)	(44,476,426)	(126,772)
Transfers between sub-accounts (including fixed account), net	89,090	(29,156,079)	(292,814)	722,784	(878,846)
Contract maintenance charges	(79,552)	(19,906,440)	(6,596)	(3,309,435)	(15,442)
Adjustments to net assets allocated to contracts in payout period	—	(28,045)	—	3,312	—
Increase (decrease) in net assets from contract transactions	(1,090,007)	(163,561,308)	(333,537)	(35,801,696)	(1,009,593)

Increase (decrease) in net assets	38,733	63,107,957	(137,130)	4,006,380	295,501
Net assets at beginning of period	8,007,409	1,597,031,887	1,398,121	349,246,435	4,403,486
Net assets at end of period	$8,046,142	$1,660,139,844	$1,260,991	$353,252,815	$4,698,987

Beginning units	495,837	65,536,344	85,757	10,773,270	203,370
Units issued	15,722	3,136,948	4,197	919,467	2,376
Units redeemed	(81,311)	(9,282,455)	(21,570)	(1,950,733)	(40,002)
Ending units	430,248	59,390,837	68,384	9,742,004	165,744

The accompanying Notes to Financial Statements are an integral part of this statement.

34

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Growth Portfolio Class 3	SAST SA American Funds Growth-Income Portfolio Class 1	SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 1	SAST SA American Funds VCP Managed Allocation Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$971,468	$19,249	$3,951,242	$15,916	$19,433,145
Mortality and expense risk and administrative charges	(14,312,790)	(9,818)	(6,385,593)	(5,101)	(21,020,589)
Net investment income (loss)	(13,341,322)	9,431	(2,434,351)	10,815	(1,587,444)
Net realized gain (loss)	24,826,495	97,917	20,730,408	345	38,231,091
Capital gain distribution from mutual funds	62,548,644	138,954	36,382,489	42,381	62,746,844
Change in unrealized appreciation (depreciation) of investments	111,146,916	9,828	17,073,973	51,811	40,332,276
Increase (decrease) in net assets from operations	185,180,733	256,130	71,752,519	105,352	139,722,767

From contract transactions:
Payments received from contract owners	104,253,899	491,839	40,092,340	—	34,979,658
Payments for contract benefits or terminations	(94,041,869)	(348,421)	(51,810,446)	(9,031)	(234,239,592)
Transfers between sub-accounts (including fixed account), net	(23,931,391)	(160,650)	(6,488,931)	3,647	19,383,574
Contract maintenance charges	(12,797,572)	(13,717)	(4,852,238)	(16,121)	(25,531,285)
Adjustments to net assets allocated to contracts in payout period	78,623	—	(8,191)	—	2,905
Increase (decrease) in net assets from contract transactions	(26,438,310)	(30,949)	(23,067,466)	(21,505)	(205,404,740)

Increase (decrease) in net assets	158,742,423	225,181	48,685,053	83,847	(65,681,973)
Net assets at beginning of period	1,001,698,611	1,754,189	454,262,483	1,001,506	1,614,499,081
Net assets at end of period	$1,160,441,034	$1,979,370	$502,947,536	$1,085,353	$1,548,817,108

Beginning units	16,549,730	82,188	11,186,145	57,702	79,837,572
Units issued	2,629,346	21,718	1,434,179	610	4,487,904
Units redeemed	(3,004,402)	(24,905)	(1,978,522)	(1,765)	(14,298,847)
Ending units	16,174,674	79,001	10,641,802	56,547	70,026,629

For the Year Ended December 31, 2024
From operations:
Dividends	$618,033	$26,137	$3,877,397	$12,892	$17,590,395
Mortality and expense risk and administrative charges	(12,535,974)	(12,947)	(5,923,163)	(4,663)	(22,448,532)
Net investment income (loss)	(11,917,941)	13,190	(2,045,766)	8,229	(4,858,137)
Net realized gain (loss)	35,082,823	181,514	12,942,223	699	60,863,775
Capital gain distribution from mutual funds	66,441,448	126,643	23,139,297	120,763	201,792,001
Change in unrealized appreciation (depreciation) of investments	148,404,740	209,168	51,674,442	13,184	(13,219,423)
Increase (decrease) in net assets from operations	238,011,070	530,515	85,710,196	142,875	244,578,216

From contract transactions:
Payments received from contract owners	88,040,775	—	37,506,986	78,000	29,967,318
Payments for contract benefits or terminations	(85,785,503)	(275,390)	(46,059,018)	(8,964)	(235,453,117)
Transfers between sub-accounts (including fixed account), net	(50,596,258)	(896,558)	(11,853,863)	(18,933)	(26,907,907)
Contract maintenance charges	(9,369,160)	(11,139)	(3,728,239)	(12,292)	(21,916,287)
Adjustments to net assets allocated to contracts in payout period	(13,384)	—	(55,637)	—	(30,116)
Increase (decrease) in net assets from contract transactions	(57,723,530)	(1,183,087)	(24,189,771)	37,811	(254,340,109)

Increase (decrease) in net assets	180,287,540	(652,572)	61,520,425	180,686	(9,761,893)
Net assets at beginning of period	821,411,071	2,406,761	392,742,058	820,820	1,624,260,974
Net assets at end of period	$1,001,698,611	$1,754,189	$454,262,483	$1,001,506	$1,614,499,081

Beginning units	17,606,749	139,349	11,841,065	55,418	93,060,082
Units issued	2,314,033	1,854	1,454,112	4,921	4,948,046
Units redeemed	(3,371,052)	(59,015)	(2,109,032)	(2,637)	(18,170,556)
Ending units	16,549,730	82,188	11,186,145	57,702	79,837,572

The accompanying Notes to Financial Statements are an integral part of this statement.

35

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$3,573	$967,969	$8,881	$11,498,744	$2,207
Mortality and expense risk and administrative charges	(1,040)	(724,178)	(663)	(2,339,449)	(822)
Net investment income (loss)	2,533	243,791	8,218	9,159,295	1,385
Net realized gain (loss)	1,583	242,037	(43,761)	(45,806,176)	25,300
Capital gain distribution from mutual funds	4,026	1,235,739	—	—	—
Change in unrealized appreciation (depreciation) of investments	15,883	4,965,634	31,779	26,027,638	24,351
Increase (decrease) in net assets from operations	24,025	6,687,201	(3,764)	(10,619,243)	51,036

From contract transactions:
Payments received from contract owners	—	6,605,081	—	1,764,850	—
Payments for contract benefits or terminations	—	(3,021,863)	(82,877)	(24,324,279)	(96,780)
Transfers between sub-accounts (including fixed account), net	2,464	(276,816)	(349,739)	(523,916,421)	(34,739)
Contract maintenance charges	(3,073)	(888,960)	(1,909)	(2,663,446)	(2,947)
Increase (decrease) in net assets from contract transactions	(609)	2,417,442	(434,525)	(549,139,296)	(134,466)

Increase (decrease) in net assets	23,416	9,104,643	(438,289)	(559,758,539)	(83,430)
Net assets at beginning of period	179,502	52,654,272	438,289	559,758,539	195,811
Net assets at end of period	$202,918	$61,758,915	$—	$—	$112,381

Beginning units	14,131	4,321,083	33,004	43,371,219	19,021
Units issued	373	651,936	9	277,041	3
Units redeemed	(443)	(470,817)	(33,013)	(43,648,260)	(10,783)
Ending units	14,061	4,502,202	—	—	8,241

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$—	$6,735	$7,392,987	$3,815
Mortality and expense risk and administrative charges	(1,009)	(655,410)	(2,268)	(7,746,674)	(941)
Net investment income (loss)	(1,009)	(655,410)	4,467	(353,687)	2,874
Net realized gain (loss)	6,451	52,011	(2,752)	(3,596,887)	(1,486)
Change in unrealized appreciation (depreciation) of investments	16,694	5,636,651	28,902	41,672,680	10,357
Increase (decrease) in net assets from operations	22,136	5,033,252	30,617	37,722,106	11,745

From contract transactions:
Payments received from contract owners	—	6,521,593	—	8,073,818	—
Payments for contract benefits or terminations	(52,352)	(3,765,718)	(9,759)	(81,032,337)	(21,786)
Transfers between sub-accounts (including fixed account), net	121	(1,589,553)	18,708	13,594,557	21,383
Contract maintenance charges	(2,628)	(689,561)	(5,837)	(7,720,881)	(2,646)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(468)	—
Increase (decrease) in net assets from contract transactions	(54,859)	476,761	3,112	(67,085,311)	(3,049)

Increase (decrease) in net assets	(32,723)	5,510,013	33,729	(29,363,205)	8,696
Net assets at beginning of period	212,225	47,144,259	404,560	589,121,744	187,115
Net assets at end of period	$179,502	$52,654,272	$438,289	$559,758,539	$195,811

Beginning units	18,618	4,273,756	32,761	48,598,406	19,138
Units issued	134	639,130	1,660	3,016,365	3,167
Units redeemed	(4,621)	(591,803)	(1,417)	(8,243,552)	(3,284)
Ending units	14,131	4,321,083	33,004	43,371,219	19,021

The accompanying Notes to Financial Statements are an integral part of this statement.

36

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA Federated Hermes Corporate Bond Portfolio Class 2	SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$292,157	$1,110,671	$338,062	$28,860,193	$407,360
Mortality and expense risk and administrative charges	(234,312)	(486,616)	(156,624)	(11,554,866)	(538,205)
Net investment income (loss)	57,845	624,055	181,438	17,305,327	(130,845)
Net realized gain (loss)	(262,361)	(766,302)	(196,305)	(18,926,688)	1,053,205
Capital gain distribution from mutual funds	—	—	—	—	6,205,073
Change in unrealized appreciation (depreciation) of investments	5,155,439	1,860,112	536,878	45,255,549	(473,762)
Increase (decrease) in net assets from operations	4,950,923	1,717,865	522,011	43,634,188	6,653,671

From contract transactions:
Payments received from contract owners	2,698,413	87,177	277,654	52,388,571	270,357
Payments for contract benefits or terminations	(1,127,963)	(5,253,463)	(1,307,345)	(81,186,456)	(4,425,963)
Transfers between sub-accounts (including fixed account), net	(2,737,125)	1,292,059	791,948	33,480,601	(400,029)
Contract maintenance charges	(239,916)	(13,288)	(10,942)	(11,838,878)	(11,494)
Adjustments to net assets allocated to contracts in payout period	—	19,333	(878)	(6,690)	2,853
Increase (decrease) in net assets from contract transactions	(1,406,591)	(3,868,182)	(249,563)	(7,162,852)	(4,564,276)

Increase (decrease) in net assets	3,544,332	(2,150,317)	272,448	36,471,336	2,089,395
Net assets at beginning of period	17,222,505	32,936,605	9,885,557	838,527,436	34,698,905
Net assets at end of period	$20,766,837	$30,786,288	$10,158,005	$874,998,772	$36,788,300

Beginning units	1,792,660	1,048,793	315,792	42,498,156	637,588
Units issued	317,604	61,423	41,524	7,924,829	14,964
Units redeemed	(459,160)	(180,756)	(49,299)	(8,155,859)	(96,582)
Ending units	1,651,104	929,460	308,017	42,267,126	555,970

For the Year Ended December 31, 2024
From operations:
Dividends	$310,416	$1,109,038	$316,947	$25,578,106	$451,755
Mortality and expense risk and administrative charges	(210,790)	(510,483)	(158,594)	(10,992,278)	(532,751)
Net investment income (loss)	99,626	598,555	158,353	14,585,828	(80,996)
Net realized gain (loss)	(501,416)	(670,734)	(228,426)	(9,856,130)	1,360,377
Capital gain distribution from mutual funds	—	—	—	—	2,410,152
Change in unrealized appreciation (depreciation) of investments	1,123,838	349,536	132,275	897,144	2,551,145
Increase (decrease) in net assets from operations	722,048	277,357	62,202	5,626,842	6,240,678

From contract transactions:
Payments received from contract owners	521,408	151,975	111,999	54,920,901	251,878
Payments for contract benefits or terminations	(697,869)	(3,934,280)	(1,057,217)	(75,698,511)	(3,994,458)
Transfers between sub-accounts (including fixed account), net	952,661	1,794,481	281,246	111,804,050	(338,905)
Contract maintenance charges	(186,025)	(13,301)	(12,356)	(9,357,858)	(11,522)
Adjustments to net assets allocated to contracts in payout period	—	(1,751)	(1,103)	(1,034)	(934)
Increase (decrease) in net assets from contract transactions	590,175	(2,002,876)	(677,431)	81,667,548	(4,093,941)

Increase (decrease) in net assets	1,312,223	(1,725,519)	(615,229)	87,294,390	2,146,737
Net assets at beginning of period	15,910,282	34,662,124	10,500,786	751,233,046	32,552,168
Net assets at end of period	$17,222,505	$32,936,605	$9,885,557	$838,527,436	$34,698,905

Beginning units	1,726,218	1,107,661	337,414	37,887,867	715,079
Units issued	294,767	78,124	16,858	9,792,606	16,304
Units redeemed	(228,325)	(136,992)	(38,480)	(5,182,317)	(93,795)
Ending units	1,792,660	1,048,793	315,792	42,498,156	637,588

The accompanying Notes to Financial Statements are an integral part of this statement.

37

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 2	SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$28,152	$420,517	$2,975	$113,238	$299,357
Mortality and expense risk and administrative charges	(42,666)	(621,288)	(2,295)	(190,477)	(195,290)
Net investment income (loss)	(14,514)	(200,771)	680	(77,239)	104,067
Net realized gain (loss)	60,132	737,201	10,150	(76,832)	(160,788)
Capital gain distribution from mutual funds	492,189	8,057,844	41,030	2,020,765	892,498
Change in unrealized appreciation (depreciation) of investments	(25,129)	(100,846)	18,699	258,060	(831,407)
Increase (decrease) in net assets from operations	512,678	8,493,428	70,559	2,124,754	4,370

From contract transactions:
Payments received from contract owners	40,355	2,385,950	—	1,360,525	66,777
Payments for contract benefits or terminations	(332,425)	(6,581,438)	(7,671)	(1,140,915)	(1,313,541)
Transfers between sub-accounts (including fixed account), net	(68,633)	(1,279,733)	(130,597)	1,753,677	79,674
Contract maintenance charges	(2,936)	(518,898)	(459)	(213,017)	(4,182)
Adjustments to net assets allocated to contracts in payout period	(607)	2,366	—	239	11,003
Increase (decrease) in net assets from contract transactions	(364,246)	(5,991,753)	(138,727)	1,760,509	(1,160,269)

Increase (decrease) in net assets	148,432	2,501,675	(68,168)	3,885,263	(1,155,899)
Net assets at beginning of period	2,757,563	44,630,159	403,415	13,276,457	13,526,617
Net assets at end of period	$2,905,995	$47,131,834	$335,247	$17,161,720	$12,370,718

Beginning units	50,983	1,592,358	26,786	931,140	279,728
Units issued	1,269	179,558	255	288,968	13,058
Units redeemed	(7,559)	(377,273)	(8,116)	(186,706)	(33,461)
Ending units	44,693	1,394,643	18,925	1,033,402	259,325

For the Year Ended December 31, 2024
From operations:
Dividends	$31,775	$483,373	$1,327	$14,442	$303,137
Mortality and expense risk and administrative charges	(42,287)	(595,506)	(2,305)	(165,954)	(206,758)
Net investment income (loss)	(10,512)	(112,133)	(978)	(151,512)	96,379
Net realized gain (loss)	41,021	1,060,027	3,561	(35,396)	(441,180)
Capital gain distribution from mutual funds	189,993	3,078,563	5,601	173,968	—
Change in unrealized appreciation (depreciation) of investments	265,775	3,649,382	20,682	782,968	1,182,590
Increase (decrease) in net assets from operations	486,277	7,675,839	28,866	770,028	837,789

From contract transactions:
Payments received from contract owners	—	2,371,771	—	720,968	47,855
Payments for contract benefits or terminations	(263,501)	(5,333,209)	(35,586)	(762,152)	(1,408,150)
Transfers between sub-accounts (including fixed account), net	(14,949)	(174,103)	30,442	381,752	21,972
Contract maintenance charges	(3,031)	(409,481)	(670)	(155,494)	(4,548)
Adjustments to net assets allocated to contracts in payout period	7	80	—	—	(838)
Increase (decrease) in net assets from contract transactions	(281,474)	(3,544,942)	(5,814)	185,074	(1,343,709)

Increase (decrease) in net assets	204,803	4,130,897	23,052	955,102	(505,920)
Net assets at beginning of period	2,552,760	40,499,262	380,363	12,321,355	14,032,537
Net assets at end of period	$2,757,563	$44,630,159	$403,415	$13,276,457	$13,526,617

Beginning units	56,459	1,716,217	27,107	917,982	306,540
Units issued	1,281	215,075	2,077	171,383	8,998
Units redeemed	(6,757)	(338,934)	(2,398)	(158,225)	(35,810)
Ending units	50,983	1,592,358	26,786	931,140	279,728

The accompanying Notes to Financial Statements are an integral part of this statement.

38

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Fixed Income Index Portfolio Class 1	SAST SA Fixed Income Index Portfolio Class 3	SAST SA Fixed Income Intermediate Index Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$58,017	$2,416,012	$1,776	$2,258,197	$714
Mortality and expense risk and administrative charges	(42,309)	(1,680,792)	(351)	(946,217)	(102)
Net investment income (loss)	15,708	735,220	1,425	1,311,980	612
Net realized gain (loss)	(18,256)	(186,779)	(855)	(2,282,811)	3
Capital gain distribution from mutual funds	186,427	8,110,873	—	—	—
Change in unrealized appreciation (depreciation) of investments	(192,905)	(8,825,637)	3,447	4,322,616	825
Increase (decrease) in net assets from operations	(9,026)	(166,323)	4,017	3,351,785	1,440

From contract transactions:
Payments received from contract owners	1,180	1,921,467	—	9,000,629	—
Payments for contract benefits or terminations	(408,514)	(15,332,409)	(28,284)	(7,348,476)	—
Transfers between sub-accounts (including fixed account), net	115,727	9,479,583	(5,493)	3,234,405	590
Contract maintenance charges	(3,240)	(1,203,233)	(841)	(1,126,023)	—
Adjustments to net assets allocated to contracts in payout period	158	(4,694)	—	(1,507)	—
Increase (decrease) in net assets from contract transactions	(294,689)	(5,139,286)	(34,618)	3,759,028	590

Increase (decrease) in net assets	(303,715)	(5,305,609)	(30,601)	7,110,813	2,030
Net assets at beginning of period	2,960,924	118,266,867	79,388	71,988,044	24,747
Net assets at end of period	$2,657,209	$112,961,258	$48,787	$79,098,857	$26,777

Beginning units	63,184	5,091,148	7,614	7,432,362	2,284
Units issued	3,341	738,724	2,114	2,129,343	52
Units redeemed	(9,625)	(928,211)	(5,305)	(1,765,764)	—
Ending units	56,900	4,901,661	4,423	7,795,941	2,336

For the Year Ended December 31, 2024
From operations:
Dividends	$62,270	$2,318,768	$2,226	$1,814,113	$669
Mortality and expense risk and administrative charges	(48,313)	(1,826,837)	(328)	(925,844)	(115)
Net investment income (loss)	13,957	491,931	1,898	888,269	554
Net realized gain (loss)	(14,731)	(1,142,587)	(109)	(3,980,042)	30
Change in unrealized appreciation (depreciation) of investments	190,372	8,380,972	(1,338)	2,793,064	3
Increase (decrease) in net assets from operations	189,598	7,730,316	451	(298,709)	587

From contract transactions:
Payments received from contract owners	678	1,580,030	—	5,068,736	—
Payments for contract benefits or terminations	(322,756)	(16,640,773)	(80)	(5,555,090)	—
Transfers between sub-accounts (including fixed account), net	24,887	765,138	28,403	989,367	(8,593)
Contract maintenance charges	(4,316)	(1,130,401)	(723)	(910,498)	—
Adjustments to net assets allocated to contracts in payout period	—	190	—	—	—
Increase (decrease) in net assets from contract transactions	(301,507)	(15,425,816)	27,600	(407,485)	(8,593)

Increase (decrease) in net assets	(111,909)	(7,695,500)	28,051	(706,194)	(8,006)
Net assets at beginning of period	3,072,833	125,962,367	51,337	72,694,238	32,753
Net assets at end of period	$2,960,924	$118,266,867	$79,388	$71,988,044	$24,747

Beginning units	69,497	5,746,926	4,948	7,473,105	3,107
Units issued	1,851	730,713	2,940	2,262,225	27
Units redeemed	(8,164)	(1,386,491)	(274)	(2,302,968)	(850)
Ending units	63,184	5,091,148	7,614	7,432,362	2,284

The accompanying Notes to Financial Statements are an integral part of this statement.

39

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Small Company Value Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$1,094,644	$5,236,933	$701,741	$5,347,686	$3,854
Mortality and expense risk and administrative charges	(523,816)	(4,140,995)	(604,762)	(4,717,533)	(1,501)
Net investment income (loss)	570,828	1,095,938	96,979	630,153	2,353
Net realized gain (loss)	(327,404)	3,969,144	326,538	7,598,911	(2,871)
Capital gain distribution from mutual funds	—	40,291,639	5,857,375	47,439,537	29,330
Change in unrealized appreciation (depreciation) of investments	1,573,017	(6,223,961)	(739,906)	(10,777,737)	(2,168)
Increase (decrease) in net assets from operations	1,816,441	39,132,760	5,540,986	44,890,864	26,644

From contract transactions:
Payments received from contract owners	2,415,263	1,386,780	288,679	6,291,347	190,017
Payments for contract benefits or terminations	(3,831,823)	(30,749,742)	(4,550,023)	(40,717,484)	(2,431)
Transfers between sub-accounts (including fixed account), net	6,370,896	(2,437,584)	879,624	(2,513,998)	12,830
Contract maintenance charges	(652,082)	(51,801)	(50,815)	(2,244,087)	(3,186)
Adjustments to net assets allocated to contracts in payout period	(667)	83,743	(9,235)	621	—
Increase (decrease) in net assets from contract transactions	4,301,587	(31,768,604)	(3,441,770)	(39,183,601)	197,230

Increase (decrease) in net assets	6,118,028	7,364,156	2,099,216	5,707,263	223,874
Net assets at beginning of period	37,963,915	272,141,857	38,540,949	316,611,747	153,164
Net assets at end of period	$44,081,943	$279,506,013	$40,640,165	$322,319,010	$377,038

Beginning units	3,803,052	2,405,103	346,965	6,332,083	9,476
Units issued	1,334,298	53,343	17,685	540,207	13,184
Units redeemed	(917,222)	(304,693)	(47,199)	(1,243,950)	(593)
Ending units	4,220,128	2,153,753	317,451	5,628,340	22,067

For the Year Ended December 31, 2024
From operations:
Dividends	$954,992	$5,816,297	$776,558	$6,060,222	$1,435
Mortality and expense risk and administrative charges	(479,094)	(4,226,198)	(621,641)	(4,889,161)	(784)
Net investment income (loss)	475,898	1,590,099	154,917	1,171,061	651
Net realized gain (loss)	(594,429)	3,525,995	327,976	(471,277)	(3,607)
Capital gain distribution from mutual funds	—	2,822,611	403,767	3,316,263	3,921
Change in unrealized appreciation (depreciation) of investments	604,980	35,088,249	5,176,678	46,534,819	15,242
Increase (decrease) in net assets from operations	486,449	43,026,954	6,063,338	50,550,866	16,207

From contract transactions:
Payments received from contract owners	2,970,767	731,328	273,409	5,312,219	—
Payments for contract benefits or terminations	(3,730,046)	(33,315,130)	(4,496,228)	(42,031,388)	(2,303)
Transfers between sub-accounts (including fixed account), net	2,314,233	(3,293,275)	(1,050,667)	(11,572,578)	2,332
Contract maintenance charges	(481,129)	(58,791)	(56,239)	(2,063,714)	(1,584)
Adjustments to net assets allocated to contracts in payout period	—	(21,308)	(10,950)	12,360	—
Increase (decrease) in net assets from contract transactions	1,073,825	(35,957,176)	(5,340,675)	(50,343,101)	(1,555)

Increase (decrease) in net assets	1,560,274	7,069,778	722,663	207,765	14,652
Net assets at beginning of period	36,403,641	265,072,079	37,818,286	316,403,982	138,512
Net assets at end of period	$37,963,915	$272,141,857	$38,540,949	$316,611,747	$153,164

Beginning units	3,695,414	2,733,465	397,410	7,381,202	9,544
Units issued	1,053,940	23,887	5,459	403,600	650
Units redeemed	(946,302)	(352,249)	(55,904)	(1,452,719)	(718)
Ending units	3,803,052	2,405,103	346,965	6,332,083	9,476

The accompanying Notes to Financial Statements are an integral part of this statement.

40

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$1,067,703	$793	$66,479	$245,722	$49,722
Mortality and expense risk and administrative charges	(1,936,809)	(801)	(283,992)	(313,172)	(75,285)
Net investment income (loss)	(869,106)	(8)	(217,513)	(67,450)	(25,563)
Net realized gain (loss)	1,633,223	29,799	1,094,228	27,048	(19,928)
Capital gain distribution from mutual funds	10,784,956	12,545	1,707,599	884,519	206,777
Change in unrealized appreciation (depreciation) of investments	(5,410,353)	(10,372)	1,076,216	2,124,506	521,483
Increase (decrease) in net assets from operations	6,138,720	31,964	3,660,530	2,968,623	682,769

From contract transactions:
Payments received from contract owners	3,461,881	26,774	3,728,601	181,996	992
Payments for contract benefits or terminations	(16,908,648)	(93,158)	(3,314,510)	(2,084,326)	(654,650)
Transfers between sub-accounts (including fixed account), net	3,854,581	39,656	1,657,281	(841,047)	47,862
Contract maintenance charges	(1,479,162)	(2,144)	(323,398)	(12,699)	(7,060)
Adjustments to net assets allocated to contracts in payout period	(242)	—	—	8,547	(3,400)
Increase (decrease) in net assets from contract transactions	(11,071,590)	(28,872)	1,747,974	(2,747,529)	(616,256)

Increase (decrease) in net assets	(4,932,870)	3,092	5,408,504	221,094	66,513
Net assets at beginning of period	137,488,224	151,570	19,630,697	21,229,765	4,953,002
Net assets at end of period	$132,555,354	$154,662	$25,039,201	$21,450,859	$5,019,515

Beginning units	5,030,119	7,507	1,028,316	392,252	92,871
Units issued	552,476	3,591	447,426	10,868	2,727
Units redeemed	(954,669)	(4,582)	(350,454)	(55,177)	(13,634)
Ending units	4,627,926	6,516	1,125,288	347,943	81,964

For the Year Ended December 31, 2024
From operations:
Dividends	$1,005,358	$929	$86,891	$269,743	$55,666
Mortality and expense risk and administrative charges	(2,045,505)	(809)	(200,852)	(323,423)	(80,241)
Net investment income (loss)	(1,040,147)	120	(113,961)	(53,680)	(24,575)
Net realized gain (loss)	(1,132,614)	10,380	98,554	(204,630)	(99,053)
Capital gain distribution from mutual funds	3,644,780	3,691	447,231	—	—
Change in unrealized appreciation (depreciation) of investments	11,908,066	33,155	3,308,760	3,861,845	972,148
Increase (decrease) in net assets from operations	13,380,085	47,346	3,740,584	3,603,535	848,520

From contract transactions:
Payments received from contract owners	4,787,733	—	4,213,421	50,443	513,497
Payments for contract benefits or terminations	(17,268,010)	(81,009)	(1,032,858)	(2,029,274)	(927,588)
Transfers between sub-accounts (including fixed account), net	1,434,011	(11,468)	529,767	(92,676)	(117,933)
Contract maintenance charges	(1,331,578)	(1,812)	(195,338)	(11,047)	(7,517)
Adjustments to net assets allocated to contracts in payout period	(638)	—	—	(1,185)	—
Increase (decrease) in net assets from contract transactions	(12,378,482)	(94,289)	3,514,992	(2,083,739)	(539,541)

Increase (decrease) in net assets	1,001,603	(46,943)	7,255,576	1,519,796	308,979
Net assets at beginning of period	136,486,621	198,513	12,375,121	19,709,969	4,644,023
Net assets at end of period	$137,488,224	$151,570	$19,630,697	$21,229,765	$4,953,002

Beginning units	5,509,773	12,824	832,948	430,222	103,023
Units issued	555,041	203	391,396	8,005	11,270
Units redeemed	(1,034,695)	(5,520)	(196,028)	(45,975)	(21,422)
Ending units	5,030,119	7,507	1,028,316	392,252	92,871

The accompanying Notes to Financial Statements are an integral part of this statement.

41

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Tactical Opportunities Portfolio Class 1	SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 1	SAST SA Global Index Allocation 60/40 Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$1,682,815	$1,627	$1,044,160	$—	$1,202,188
Mortality and expense risk and administrative charges	(2,325,840)	(760)	(1,101,847)	—	(894,003)
Net investment income (loss)	(643,025)	867	(57,687)	—	308,185
Net realized gain (loss)	(822,473)	23,334	3,166,881	—	1,691,336
Capital gain distribution from mutual funds	7,631,715	6,703	4,397,214	—	3,950,880
Change in unrealized appreciation (depreciation) of investments	18,452,500	(7,630)	3,368,260	—	3,157,375
Increase (decrease) in net assets from operations	24,618,717	23,274	10,874,668	—	9,107,776

From contract transactions:
Payments received from contract owners	7,285,033	—	4,332,887	—	5,614,257
Payments for contract benefits or terminations	(19,795,998)	(94,442)	(8,917,403)	—	(9,039,857)
Transfers between sub-accounts (including fixed account), net	(4,313,118)	1,016	(1,055,542)	—	(187,677)
Contract maintenance charges	(1,954,430)	(2,774)	(1,304,349)	—	(1,071,062)
Adjustments to net assets allocated to contracts in payout period	(3,198)	—	—	—	4
Increase (decrease) in net assets from contract transactions	(18,781,711)	(96,200)	(6,944,407)	—	(4,684,335)

Increase (decrease) in net assets	5,837,006	(72,926)	3,930,261	—	4,423,441
Net assets at beginning of period	171,417,785	179,060	82,922,155	—	68,784,621
Net assets at end of period	$177,254,791	$106,134	$86,852,416	$—	$73,208,062

Beginning units	3,666,556	11,387	5,703,541	—	5,225,036
Units issued	401,978	282	421,158	—	494,114
Units redeemed	(775,748)	(5,799)	(869,672)	—	(834,910)
Ending units	3,292,786	5,870	5,255,027	—	4,884,240

For the Year Ended December 31, 2024
From operations:
Dividends	$1,759,577	$285	$111,114	$854	$1,271,116
Mortality and expense risk and administrative charges	(2,319,250)	(804)	(1,064,288)	(199)	(879,941)
Net investment income (loss)	(559,673)	(519)	(953,174)	655	391,175
Net realized gain (loss)	(1,850,207)	860	1,709,133	5,073	1,233,955
Capital gain distribution from mutual funds	—	534	252,088	975	1,875,730
Change in unrealized appreciation (depreciation) of investments	31,217,638	18,488	7,472,381	(981)	1,314,547
Increase (decrease) in net assets from operations	28,807,758	19,363	8,480,428	5,722	4,815,407

From contract transactions:
Payments received from contract owners	7,837,240	—	4,723,446	—	4,034,474
Payments for contract benefits or terminations	(19,480,977)	(611)	(7,142,970)	(56,768)	(6,303,871)
Transfers between sub-accounts (including fixed account), net	(5,568,778)	9,197	775,963	572	2,172,204
Contract maintenance charges	(1,592,430)	(2,195)	(1,047,180)	(565)	(878,112)
Adjustments to net assets allocated to contracts in payout period	(150)	—	—	—	—
Increase (decrease) in net assets from contract transactions	(18,805,095)	6,391	(2,690,741)	(56,761)	(975,305)

Increase (decrease) in net assets	10,002,663	25,754	5,789,687	(51,039)	3,840,102
Net assets at beginning of period	161,415,122	153,306	77,132,468	51,039	64,944,519
Net assets at end of period	$171,417,785	$179,060	$82,922,155	$—	$68,784,621

Beginning units	4,089,865	10,958	5,893,626	3,902	5,290,117
Units issued	398,040	680	552,270	68	610,344
Units redeemed	(821,349)	(251)	(742,355)	(3,970)	(675,425)
Ending units	3,666,556	11,387	5,703,541	—	5,225,036

The accompanying Notes to Financial Statements are an integral part of this statement.

42

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Global Index Allocation 75/25 Portfolio Class 1	SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Global Index Allocation 90/10 Portfolio Class 1	SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$7,943	$1,139,746	$73,287	$4,014,734	$1,401,087
Mortality and expense risk and administrative charges	(2,444)	(966,969)	(20,365)	(3,586,924)	(529,576)
Net investment income (loss)	5,499	172,777	52,922	427,810	871,511
Net realized gain (loss)	4,686	3,165,315	219,081	12,525,178	(917,948)
Capital gain distribution from mutual funds	20,402	3,394,373	208,446	13,324,254	—
Change in unrealized appreciation (depreciation) of investments	40,700	4,718,129	323,145	21,814,811	1,782,384
Increase (decrease) in net assets from operations	71,287	11,450,594	803,594	48,092,053	1,735,947

From contract transactions:
Payments received from contract owners	—	3,864,846	50,000	23,364,103	108,132
Payments for contract benefits or terminations	—	(9,677,460)	(510,261)	(30,147,692)	(5,769,305)
Transfers between sub-accounts (including fixed account), net	(8,903)	(1,749,973)	(25,468)	(4,986,163)	1,248,033
Contract maintenance charges	(6,598)	(1,173,296)	(62,666)	(4,303,538)	(18,711)
Adjustments to net assets allocated to contracts in payout period	—	(268)	—	—	72,003
Increase (decrease) in net assets from contract transactions	(15,501)	(8,736,151)	(548,395)	(16,073,290)	(4,359,848)

Increase (decrease) in net assets	55,786	2,714,443	255,199	32,018,763	(2,623,901)
Net assets at beginning of period	419,133	73,799,220	4,315,184	270,121,574	36,592,324
Net assets at end of period	$474,919	$76,513,663	$4,570,383	$302,140,337	$33,968,423

Beginning units	28,332	5,322,437	276,399	18,571,964	1,672,256
Units issued	53	295,951	2,931	2,010,081	127,090
Units redeemed	(1,026)	(871,757)	(35,083)	(3,062,836)	(324,346)
Ending units	27,359	4,746,631	244,247	17,519,209	1,475,000

For the Year Ended December 31, 2024
From operations:
Dividends	$6,206	$954,931	$66,896	$3,597,587	$1,459,522
Mortality and expense risk and administrative charges	(2,236)	(952,035)	(20,807)	(3,486,123)	(576,523)
Net investment income (loss)	3,970	2,896	46,089	111,464	882,999
Net realized gain (loss)	2,203	2,219,918	111,139	10,620,968	(973,792)
Capital gain distribution from mutual funds	8,582	1,541,400	106,847	6,694,579	—
Change in unrealized appreciation (depreciation) of investments	22,815	2,540,875	214,348	9,203,923	(76,118)
Increase (decrease) in net assets from operations	37,570	6,305,089	478,423	26,630,934	(166,911)

From contract transactions:
Payments received from contract owners	—	4,965,635	—	14,931,621	242,671
Payments for contract benefits or terminations	—	(6,617,307)	(291,985)	(20,629,969)	(5,088,904)
Transfers between sub-accounts (including fixed account), net	8,983	(578,099)	(14,731)	(6,823,352)	1,021,359
Contract maintenance charges	(5,130)	(959,412)	(52,406)	(3,469,996)	(23,775)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(13,943)
Increase (decrease) in net assets from contract transactions	3,853	(3,189,183)	(359,122)	(15,991,696)	(3,862,592)

Increase (decrease) in net assets	41,423	3,115,906	119,301	10,639,238	(4,029,503)
Net assets at beginning of period	377,710	70,683,314	4,195,883	259,482,336	40,621,827
Net assets at end of period	$419,133	$73,799,220	$4,315,184	$270,121,574	$36,592,324

Beginning units	28,062	5,546,654	299,438	19,656,138	1,855,657
Units issued	756	471,946	719	1,668,341	137,610
Units redeemed	(486)	(696,163)	(23,758)	(2,752,515)	(321,011)
Ending units	28,332	5,322,437	276,399	18,571,964	1,672,256

The accompanying Notes to Financial Statements are an integral part of this statement.

43

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 2	SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Index Allocation 60/40 Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$500,582	$12,781,641	$177	$837,809	$6,979
Mortality and expense risk and administrative charges	(204,625)	(4,980,372)	(26)	(431,509)	(2,145)
Net investment income (loss)	295,957	7,801,269	151	406,300	4,834
Net realized gain (loss)	(314,061)	(14,126,485)	115	601,590	2,101
Capital gain distribution from mutual funds	—	—	684	3,562,488	21,261
Change in unrealized appreciation (depreciation) of investments	638,680	22,157,900	182	836,505	18,751
Increase (decrease) in net assets from operations	620,576	15,832,684	1,132	5,406,883	46,947

From contract transactions:
Payments received from contract owners	39,678	6,139,909	—	2,175,930	—
Payments for contract benefits or terminations	(1,488,117)	(46,131,195)	(569)	(3,585,636)	(28,295)
Transfers between sub-accounts (including fixed account), net	262,512	15,122,071	(147)	(1,388,634)	(2,969)
Contract maintenance charges	(21,561)	(3,976,470)	(98)	(506,366)	(727)
Adjustments to net assets allocated to contracts in payout period	57	2,840	—	(73)	—
Increase (decrease) in net assets from contract transactions	(1,207,431)	(28,842,845)	(814)	(3,304,779)	(31,991)

Increase (decrease) in net assets	(586,855)	(13,010,161)	318	2,102,104	14,956
Net assets at beginning of period	13,465,153	350,992,155	6,424	32,901,045	394,933
Net assets at end of period	$12,878,298	$337,981,994	$6,742	$35,003,149	$409,889

Beginning units	698,381	26,145,934	410	2,280,437	22,724
Units issued	28,533	3,437,972	—	189,965	13
Units redeemed	(89,469)	(5,554,175)	(47)	(402,875)	(1,818)
Ending units	637,445	24,029,731	363	2,067,527	20,919

For the Year Ended December 31, 2024
From operations:
Dividends	$505,233	$12,879,559	$303	$1,413,844	$5,544
Mortality and expense risk and administrative charges	(212,455)	(5,264,242)	(26)	(417,293)	(2,098)
Net investment income (loss)	292,778	7,615,317	277	996,551	3,446
Net realized gain (loss)	(332,450)	(8,656,520)	87	453,197	213
Capital gain distribution from mutual funds	—	—	304	1,560,249	11,906
Change in unrealized appreciation (depreciation) of investments	(42,469)	(898,000)	140	586,666	25,843
Increase (decrease) in net assets from operations	(82,141)	(1,939,203)	808	3,596,663	41,408

From contract transactions:
Payments received from contract owners	877,876	8,068,869	—	1,833,270	—
Payments for contract benefits or terminations	(1,658,276)	(45,670,483)	(609)	(2,299,067)	—
Transfers between sub-accounts (including fixed account), net	643,262	33,572,518	(27)	119,044	(376)
Contract maintenance charges	(23,848)	(3,561,295)	(80)	(410,366)	(588)
Adjustments to net assets allocated to contracts in payout period	(2,168)	(21,541)	—	—	—
Increase (decrease) in net assets from contract transactions	(163,154)	(7,611,932)	(716)	(757,119)	(964)

Increase (decrease) in net assets	(245,295)	(9,551,135)	92	2,839,544	40,444
Net assets at beginning of period	13,710,448	360,543,290	6,332	30,061,501	354,489
Net assets at end of period	$13,465,153	$350,992,155	$6,424	$32,901,045	$394,933

Beginning units	706,319	26,548,262	458	2,332,830	22,781
Units issued	97,062	4,008,854	5	228,322	1
Units redeemed	(105,000)	(4,411,182)	(53)	(280,715)	(58)
Ending units	698,381	26,145,934	410	2,280,437	22,724

The accompanying Notes to Financial Statements are an integral part of this statement.

44

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Index Allocation 80/20 Portfolio Class 1	SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 1	SAST SA Index Allocation 90/10 Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$2,873,191	$38,387	$4,686,012	$96,466	$12,703,044
Mortality and expense risk and administrative charges	(2,409,624)	(14,057)	(4,605,339)	(40,422)	(13,354,852)
Net investment income (loss)	463,567	24,330	80,673	56,044	(651,808)
Net realized gain (loss)	6,158,831	201,147	19,636,283	410,105	57,547,085
Capital gain distribution from mutual funds	10,169,452	161,789	23,508,954	376,784	59,513,186
Change in unrealized appreciation (depreciation) of investments	4,358,437	(41,115)	4,553,364	151,015	37,853,352
Increase (decrease) in net assets from operations	21,150,287	346,151	47,779,274	993,948	154,261,815

From contract transactions:
Payments received from contract owners	10,021,936	—	10,466,699	175,000	50,064,292
Payments for contract benefits or terminations	(23,120,230)	(613,683)	(46,759,059)	(1,333,667)	(135,898,773)
Transfers between sub-accounts (including fixed account), net	655,475	(47,319)	(5,005,985)	(1,305,824)	(16,031,342)
Contract maintenance charges	(2,660,402)	(37,856)	(5,398,446)	(99,610)	(15,791,286)
Adjustments to net assets allocated to contracts in payout period	(8,898)	—	(112,052)	—	(2,884)
Increase (decrease) in net assets from contract transactions	(15,112,119)	(698,858)	(46,808,843)	(2,564,101)	(117,659,993)

Increase (decrease) in net assets	6,038,168	(352,707)	970,431	(1,570,153)	36,601,822
Net assets at beginning of period	189,125,335	2,933,331	363,676,723	8,574,014	1,049,272,647
Net assets at end of period	$195,163,503	$2,580,624	$364,647,154	$7,003,861	$1,085,874,469

Beginning units	11,753,207	147,486	19,804,029	408,279	53,902,314
Units issued	950,843	551	741,946	8,741	3,491,802
Units redeemed	(1,846,743)	(35,293)	(3,134,330)	(130,805)	(9,206,321)
Ending units	10,857,307	112,744	17,411,645	286,215	48,187,795

For the Year Ended December 31, 2024
From operations:
Dividends	$2,262,205	$39,894	$4,036,674	$114,071	$11,311,785
Mortality and expense risk and administrative charges	(2,408,872)	(16,022)	(4,689,379)	(49,973)	(13,221,337)
Net investment income (loss)	(146,667)	23,872	(652,705)	64,098	(1,909,552)
Net realized gain (loss)	4,669,517	181,933	13,159,425	297,385	38,420,447
Capital gain distribution from mutual funds	5,772,760	98,629	11,974,167	289,792	34,465,383
Change in unrealized appreciation (depreciation) of investments	8,699,115	113,137	21,465,452	694,439	69,462,828
Increase (decrease) in net assets from operations	18,994,725	417,571	45,946,339	1,345,714	140,439,106

From contract transactions:
Payments received from contract owners	5,973,336	—	12,670,013	450,000	50,452,667
Payments for contract benefits or terminations	(15,913,508)	(591,446)	(36,587,468)	(539,328)	(115,991,134)
Transfers between sub-accounts (including fixed account), net	(1,332,825)	(8,470)	(3,921,185)	(823,108)	4,840,504
Contract maintenance charges	(2,187,895)	(33,423)	(4,533,846)	(111,227)	(12,905,300)
Increase (decrease) in net assets from contract transactions	(13,460,892)	(633,339)	(32,372,486)	(1,023,663)	(73,603,263)

Increase (decrease) in net assets	5,533,833	(215,768)	13,573,853	322,051	66,835,843
Net assets at beginning of period	183,591,502	3,149,099	350,102,870	8,251,963	982,436,804
Net assets at end of period	$189,125,335	$2,933,331	$363,676,723	$8,574,014	$1,049,272,647

Beginning units	12,615,426	181,403	21,618,306	454,734	57,852,389
Units issued	643,897	720	1,157,633	24,646	4,146,476
Units redeemed	(1,506,116)	(34,637)	(2,971,910)	(71,101)	(8,096,551)
Ending units	11,753,207	147,486	19,804,029	408,279	53,902,314

The accompanying Notes to Financial Statements are an integral part of this statement.

45

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA International Index Portfolio Class 1	SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Invesco Growth Opportunities Portfolio Class 2	SAST SA Invesco Growth Opportunities Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$18,546	$650,884	$—	$—	$—
Mortality and expense risk and administrative charges	(5,138)	(397,218)	(95,480)	(31,815)	(1,695,076)
Net investment income (loss)	13,408	253,666	(95,480)	(31,815)	(1,695,076)
Net realized gain (loss)	93,670	619,178	(271,549)	(207,046)	(15,689,210)
Capital gain distribution from mutual funds	—	—	26,439	9,237	578,927
Change in unrealized appreciation (depreciation) of investments	142,766	6,932,244	625,011	275,474	22,886,002
Increase (decrease) in net assets from operations	249,844	7,805,088	284,421	45,850	6,080,643

From contract transactions:
Payments received from contract owners	—	4,141,498	27,908	18,608	3,173,058
Payments for contract benefits or terminations	(429,941)	(1,603,627)	(763,719)	(482,719)	(13,617,340)
Transfers between sub-accounts (including fixed account), net	(100,833)	(1,113,354)	5,217	69,934	4,455,742
Contract maintenance charges	(3,025)	(387,642)	(2,130)	(1,740)	(1,418,438)
Adjustments to net assets allocated to contracts in payout period	—	(1,140)	(453)	9,302	545
Increase (decrease) in net assets from contract transactions	(533,799)	1,035,735	(733,177)	(386,615)	(7,406,433)

Increase (decrease) in net assets	(283,955)	8,840,823	(448,756)	(340,765)	(1,325,790)
Net assets at beginning of period	1,121,403	27,426,962	6,829,804	2,378,955	119,953,105
Net assets at end of period	$837,448	$36,267,785	$6,381,048	$2,038,190	$118,627,315

Beginning units	91,043	2,295,399	376,904	135,989	4,575,209
Units issued	247	514,023	15,499	8,750	592,070
Units redeemed	(39,103)	(455,510)	(55,323)	(32,962)	(884,139)
Ending units	52,187	2,353,912	337,080	111,777	4,283,140

For the Year Ended December 31, 2024
From operations:
Dividends	$27,748	$629,584	$—	$—	$—
Mortality and expense risk and administrative charges	(6,435)	(328,914)	(103,117)	(38,743)	(1,770,119)
Net investment income (loss)	21,313	300,670	(103,117)	(38,743)	(1,770,119)
Net realized gain (loss)	32,854	192,461	(373,715)	(150,458)	(10,308,337)
Change in unrealized appreciation (depreciation) of investments	(17,952)	(127,226)	1,401,284	523,360	28,429,255
Increase (decrease) in net assets from operations	36,215	365,905	924,452	334,159	16,350,799

From contract transactions:
Payments received from contract owners	—	2,936,221	14,705	165	2,982,797
Payments for contract benefits or terminations	(259,513)	(2,156,179)	(428,208)	(302,525)	(14,454,851)
Transfers between sub-accounts (including fixed account), net	109,810	2,177,771	(335,929)	(104,193)	(1,904,512)
Contract maintenance charges	(2,473)	(265,997)	(2,848)	(2,835)	(1,253,446)
Adjustments to net assets allocated to contracts in payout period	—	—	355	—	(29)
Increase (decrease) in net assets from contract transactions	(152,176)	2,691,816	(751,925)	(409,388)	(14,630,041)

Increase (decrease) in net assets	(115,961)	3,057,721	172,527	(75,229)	1,720,758
Net assets at beginning of period	1,237,364	24,369,241	6,657,277	2,454,184	118,232,347
Net assets at end of period	$1,121,403	$27,426,962	$6,829,804	$2,378,955	$119,953,105

Beginning units	102,965	2,072,485	421,152	161,014	5,230,483
Units issued	9,071	500,060	7,190	3,473	309,086
Units redeemed	(20,993)	(277,146)	(51,438)	(28,498)	(964,360)
Ending units	91,043	2,295,399	376,904	135,989	4,575,209

The accompanying Notes to Financial Statements are an integral part of this statement.

46

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Janus Focused Growth Portfolio Class 1	SAST SA Janus Focused Growth Portfolio Class 2	SAST SA Janus Focused Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$—	$—	$1,974,301	$314,258
Mortality and expense risk and administrative charges	(256,528)	(126,336)	(2,108,880)	(1,414,863)	(260,447)
Net investment income (loss)	(256,528)	(126,336)	(2,108,880)	559,438	53,811
Net realized gain (loss)	874,716	570,837	(1,800,818)	(1,937,728)	(583,444)
Capital gain distribution from mutual funds	3,214,487	1,615,755	30,941,522	3,105,766	536,490
Change in unrealized appreciation (depreciation) of investments	(1,211,874)	(845,346)	(3,221,535)	8,218,968	1,701,929
Increase (decrease) in net assets from operations	2,620,801	1,214,910	23,810,289	9,946,444	1,708,786

From contract transactions:
Payments received from contract owners	1,236	31,858	7,258,221	1,650,136	561,633
Payments for contract benefits or terminations	(1,492,664)	(1,478,886)	(15,114,872)	(11,580,022)	(2,051,193)
Transfers between sub-accounts (including fixed account), net	(410,738)	(132,278)	(3,341,939)	(566,894)	(1,550,417)
Contract maintenance charges	(9,518)	(11,295)	(1,674,773)	(28,679)	(16,507)
Adjustments to net assets allocated to contracts in payout period	(12,433)	(6,701)	(6,034)	219,722	(734)
Increase (decrease) in net assets from contract transactions	(1,924,117)	(1,597,302)	(12,879,397)	(10,305,737)	(3,057,218)

Increase (decrease) in net assets	696,684	(382,392)	10,930,892	(359,293)	(1,348,432)
Net assets at beginning of period	17,134,860	8,831,980	147,030,518	93,898,271	17,446,596
Net assets at end of period	$17,831,544	$8,449,588	$157,961,410	$93,538,978	$16,098,164

Beginning units	308,727	161,838	2,869,597	2,486,914	479,243
Units issued	5,404	1,594	359,242	95,482	27,504
Units redeemed	(39,762)	(30,462)	(582,581)	(352,998)	(107,756)
Ending units	274,369	132,970	2,646,258	2,229,398	398,991

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$—	$—	$1,688,192	$288,366
Mortality and expense risk and administrative charges	(248,325)	(135,621)	(2,035,140)	(1,488,112)	(283,604)
Net investment income (loss)	(248,325)	(135,621)	(2,035,140)	200,080	4,762
Net realized gain (loss)	728,976	435,484	1,013,822	(2,353,298)	(454,058)
Capital gain distribution from mutual funds	752,337	415,419	7,025,635	—	—
Change in unrealized appreciation (depreciation) of investments	2,548,571	1,272,205	27,278,515	9,638,277	1,768,210
Increase (decrease) in net assets from operations	3,781,559	1,987,487	33,282,832	7,485,059	1,318,914

From contract transactions:
Payments received from contract owners	144,194	390	8,442,567	769,893	238,523
Payments for contract benefits or terminations	(1,607,249)	(908,993)	(15,157,164)	(13,480,802)	(2,268,919)
Transfers between sub-accounts (including fixed account), net	18,278	(88,667)	(9,095,721)	631,661	(7,197)
Contract maintenance charges	(9,021)	(13,189)	(1,351,963)	(29,655)	(16,451)
Adjustments to net assets allocated to contracts in payout period	—	7	(74)	(226)	(3,287)
Increase (decrease) in net assets from contract transactions	(1,453,798)	(1,010,452)	(17,162,355)	(12,109,129)	(2,057,331)

Increase (decrease) in net assets	2,327,761	977,035	16,120,477	(4,624,070)	(738,417)
Net assets at beginning of period	14,807,099	7,854,945	130,910,041	98,522,341	18,185,013
Net assets at end of period	$17,134,860	$8,831,980	$147,030,518	$93,898,271	$17,446,596

Beginning units	337,663	181,922	3,233,934	2,814,825	537,953
Units issued	12,117	88	326,336	68,879	22,486
Units redeemed	(41,053)	(20,172)	(690,673)	(396,790)	(81,196)
Ending units	308,727	161,838	2,869,597	2,486,914	479,243

The accompanying Notes to Financial Statements are an integral part of this statement.

47

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 2	SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$3,534,344	$310,527	$54,848	$2,028,374	$2,179,397
Mortality and expense risk and administrative charges	(2,553,218)	(182,467)	(35,734)	(1,332,125)	(1,502,128)
Net investment income (loss)	981,126	128,060	19,114	696,249	677,269
Net realized gain (loss)	603,704	431,302	120,926	2,905,636	530,245
Capital gain distribution from mutual funds	6,320,647	—	—	—	15,897,344
Change in unrealized appreciation (depreciation) of investments	11,857,121	3,064,233	528,320	23,028,934	(5,040,182)
Increase (decrease) in net assets from operations	19,762,598	3,623,595	668,360	26,630,819	12,064,676

From contract transactions:
Payments received from contract owners	6,948,041	87,376	180	1,816,476	806,410
Payments for contract benefits or terminations	(30,355,964)	(1,277,773)	(205,383)	(12,280,595)	(13,400,999)
Transfers between sub-accounts (including fixed account), net	(813,355)	1,159,068	(191,674)	(11,146,145)	(3,011,610)
Contract maintenance charges	(2,233,525)	(5,982)	(4,191)	(917,679)	(28,202)
Adjustments to net assets allocated to contracts in payout period	11,140	(3,772)	(226)	(288)	138,928
Increase (decrease) in net assets from contract transactions	(26,443,663)	(41,083)	(401,294)	(22,528,231)	(15,495,473)

Increase (decrease) in net assets	(6,681,065)	3,582,512	267,066	4,102,588	(3,430,797)
Net assets at beginning of period	195,378,916	11,348,772	2,080,011	88,766,956	101,578,780
Net assets at end of period	$188,697,851	$14,931,284	$2,347,077	$92,869,544	$98,147,983

Beginning units	7,608,670	552,160	102,623	6,088,433	1,089,459
Units issued	460,638	71,866	1,065	354,450	23,794
Units redeemed	(1,473,039)	(85,465)	(17,062)	(1,671,063)	(181,997)
Ending units	6,596,269	538,561	86,626	4,771,820	931,256

For the Year Ended December 31, 2024
From operations:
Dividends	$3,046,303	$344,240	$59,564	$2,411,654	$2,495,399
Mortality and expense risk and administrative charges	(2,710,545)	(177,625)	(34,355)	(1,332,938)	(1,604,574)
Net investment income (loss)	335,758	166,615	25,209	1,078,716	890,825
Net realized gain (loss)	(1,366,692)	194,517	34,180	340,585	2,093,588
Capital gain distribution from mutual funds	—	—	—	—	7,173,390
Change in unrealized appreciation (depreciation) of investments	16,000,716	676,731	128,669	6,290,656	929,796
Increase (decrease) in net assets from operations	14,969,782	1,037,863	188,058	7,709,957	11,087,599

From contract transactions:
Payments received from contract owners	6,703,418	50,167	306	1,497,235	243,953
Payments for contract benefits or terminations	(22,756,128)	(1,399,068)	(278,894)	(10,894,344)	(13,359,614)
Transfers between sub-accounts (including fixed account), net	1,965,909	64,406	(59,541)	1,174,114	(1,348,268)
Contract maintenance charges	(1,950,917)	(7,114)	(4,247)	(795,345)	(30,391)
Adjustments to net assets allocated to contracts in payout period	72	(279)	18	(2,924)	(6,782)
Increase (decrease) in net assets from contract transactions	(16,037,646)	(1,291,888)	(342,358)	(9,021,264)	(14,501,102)

Increase (decrease) in net assets	(1,067,864)	(254,025)	(154,300)	(1,311,307)	(3,413,503)
Net assets at beginning of period	196,446,780	11,602,797	2,234,311	90,078,263	104,992,283
Net assets at end of period	$195,378,916	$11,348,772	$2,080,011	$88,766,956	$101,578,780

Beginning units	8,249,063	615,948	119,896	6,680,639	1,241,867
Units issued	526,969	21,930	2,677	646,458	15,604
Units redeemed	(1,167,362)	(85,718)	(19,950)	(1,238,664)	(168,012)
Ending units	7,608,670	552,160	102,623	6,088,433	1,089,459

The accompanying Notes to Financial Statements are an integral part of this statement.

48

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Equity-Income Portfolio Class 2	SAST SA JPMorgan Equity-Income Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 1	SAST SA JPMorgan Large Cap Core Portfolio Class 2	SAST SA JPMorgan Large Cap Core Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$179,514	$4,778,240	$102,195	$9,002	$138,034
Mortality and expense risk and administrative charges	(145,072)	(3,155,077)	(386,652)	(55,011)	(1,117,600)
Net investment income (loss)	34,442	1,623,163	(284,457)	(46,009)	(979,566)
Net realized gain (loss)	(264,889)	(1,671,444)	683,514	57,806	327,865
Capital gain distribution from mutual funds	1,416,930	39,126,035	2,575,875	361,042	8,396,716
Change in unrealized appreciation (depreciation) of investments	(117,689)	(10,939,880)	72,156	54,127	1,889,718
Increase (decrease) in net assets from operations	1,068,794	28,137,874	3,047,088	426,966	9,634,733

From contract transactions:
Payments received from contract owners	125,448	10,546,280	294,111	7,716	4,483,900
Payments for contract benefits or terminations	(1,220,951)	(22,902,562)	(3,883,789)	(301,489)	(9,377,600)
Transfers between sub-accounts (including fixed account), net	(894,040)	(4,395,814)	336,923	(87,336)	2,416,726
Contract maintenance charges	(5,980)	(2,864,754)	(8,163)	(3,829)	(708,540)
Adjustments to net assets allocated to contracts in payout period	11,368	14,151	28,919	2,311	(1,376)
Increase (decrease) in net assets from contract transactions	(1,984,155)	(19,602,699)	(3,231,999)	(382,627)	(3,186,890)

Increase (decrease) in net assets	(915,361)	8,535,175	(184,911)	44,339	6,447,843
Net assets at beginning of period	9,793,172	231,694,756	25,774,898	3,588,907	78,526,232
Net assets at end of period	$8,877,811	$240,229,931	$25,589,987	$3,633,246	$84,974,075

Beginning units	103,889	6,602,757	344,246	49,082	1,783,573
Units issued	5,497	712,235	13,577	735	289,448
Units redeemed	(25,578)	(1,209,638)	(56,651)	(5,685)	(350,192)
Ending units	83,808	6,105,354	301,172	44,132	1,722,829

For the Year Ended December 31, 2024
From operations:
Dividends	$227,426	$5,040,560	$94,901	$8,589	$121,604
Mortality and expense risk and administrative charges	(153,696)	(3,126,655)	(387,264)	(54,874)	(1,072,454)
Net investment income (loss)	73,730	1,913,905	(292,363)	(46,285)	(950,850)
Net realized gain (loss)	19,773	(903,124)	1,012,895	71,416	988,265
Capital gain distribution from mutual funds	693,863	16,006,918	2,666,871	372,929	8,095,881
Change in unrealized appreciation (depreciation) of investments	188,586	6,572,931	1,551,666	281,849	6,439,267
Increase (decrease) in net assets from operations	975,952	23,590,630	4,939,069	679,909	14,572,563

From contract transactions:
Payments received from contract owners	314,478	12,872,592	15,636	644	5,135,402
Payments for contract benefits or terminations	(686,664)	(23,747,527)	(2,968,424)	(327,200)	(8,588,910)
Transfers between sub-accounts (including fixed account), net	(91,490)	1,076,886	528,358	(50,013)	(1,078,247)
Contract maintenance charges	(7,465)	(2,351,577)	(8,368)	(4,066)	(564,494)
Adjustments to net assets allocated to contracts in payout period	(1,560)	(276)	(789)	(188)	795
Increase (decrease) in net assets from contract transactions	(472,701)	(12,149,902)	(2,433,587)	(380,823)	(5,095,454)

Increase (decrease) in net assets	503,251	11,440,728	2,505,482	299,086	9,477,109
Net assets at beginning of period	9,289,921	220,254,028	23,269,416	3,289,821	69,049,123
Net assets at end of period	$9,793,172	$231,694,756	$25,774,898	$3,588,907	$78,526,232

Beginning units	109,139	6,938,287	377,370	54,772	1,885,445
Units issued	5,594	845,592	15,739	34	254,548
Units redeemed	(10,844)	(1,181,122)	(48,863)	(5,724)	(356,420)
Ending units	103,889	6,602,757	344,246	49,082	1,783,573

The accompanying Notes to Financial Statements are an integral part of this statement.

49

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan MFS Core Bond Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 2	SAST SA JPMorgan MFS Core Bond Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$1,049,636	$198,513	$21,438,964	$—	$—
Mortality and expense risk and administrative charges	(414,964)	(84,050)	(8,173,270)	(874,672)	(214,208)
Net investment income (loss)	634,672	114,463	13,265,694	(874,672)	(214,208)
Net realized gain (loss)	(377,189)	(101,228)	(9,985,743)	(3,531,025)	(246,272)
Capital gain distribution from mutual funds	—	—	—	3,977,301	1,016,733
Change in unrealized appreciation (depreciation) of investments	1,269,105	268,505	27,384,714	4,066,157	260,194
Increase (decrease) in net assets from operations	1,526,588	281,740	30,664,665	3,637,761	816,447

From contract transactions:
Payments received from contract owners	692,846	134,895	27,558,272	262,386	77,063
Payments for contract benefits or terminations	(3,975,516)	(786,727)	(73,933,963)	(6,535,588)	(1,761,373)
Transfers between sub-accounts (including fixed account), net	1,749,697	480,479	50,420,044	1,175,518	89,343
Contract maintenance charges	(9,092)	(8,084)	(8,162,370)	(24,468)	(18,572)
Adjustments to net assets allocated to contracts in payout period	1,281	(3,441)	11,135	77,718	18,684
Increase (decrease) in net assets from contract transactions	(1,540,784)	(182,878)	(4,106,882)	(5,044,434)	(1,594,855)

Increase (decrease) in net assets	(14,196)	98,862	26,557,783	(1,406,673)	(778,408)
Net assets at beginning of period	27,771,686	5,319,273	576,745,346	59,674,528	14,138,410
Net assets at end of period	$27,757,490	$5,418,135	$603,303,129	$58,267,855	$13,360,002

Beginning units	979,216	188,977	37,371,729	1,214,214	291,087
Units issued	143,140	23,735	7,133,539	53,580	7,070
Units redeemed	(165,243)	(29,242)	(7,188,395)	(151,030)	(39,330)
Ending units	957,113	183,470	37,316,873	1,116,764	258,827

For the Year Ended December 31, 2024
From operations:
Dividends	$1,032,433	$190,347	$20,021,012	$—	$—
Mortality and expense risk and administrative charges	(419,603)	(81,301)	(8,268,753)	(920,171)	(231,733)
Net investment income (loss)	612,830	109,046	11,752,259	(920,171)	(231,733)
Net realized gain (loss)	(414,904)	(82,661)	(7,843,414)	(1,198,384)	(55,207)
Change in unrealized appreciation (depreciation) of investments	(51,708)	(14,218)	(1,738,782)	9,308,059	1,979,147
Increase (decrease) in net assets from operations	146,218	12,167	2,170,063	7,189,504	1,692,207

From contract transactions:
Payments received from contract owners	259,710	358,141	17,656,079	356,128	39,872
Payments for contract benefits or terminations	(3,622,384)	(711,396)	(69,807,892)	(7,645,922)	(2,125,923)
Transfers between sub-accounts (including fixed account), net	2,299,782	109,900	59,179,784	(662,025)	(177,030)
Contract maintenance charges	(8,277)	(10,954)	(6,884,228)	(24,376)	(21,464)
Adjustments to net assets allocated to contracts in payout period	(374)	—	(957)	(6,501)	(222)
Increase (decrease) in net assets from contract transactions	(1,071,543)	(254,309)	142,786	(7,982,696)	(2,284,767)

Increase (decrease) in net assets	(925,325)	(242,142)	2,312,849	(793,192)	(592,560)
Net assets at beginning of period	28,697,011	5,561,415	574,432,497	60,467,720	14,730,970
Net assets at end of period	$27,771,686	$5,319,273	$576,745,346	$59,674,528	$14,138,410

Beginning units	1,016,735	198,541	37,226,627	1,384,620	340,019
Units issued	111,688	22,483	6,335,472	26,827	3,563
Units redeemed	(149,207)	(32,047)	(6,190,370)	(197,233)	(52,495)
Ending units	979,216	188,977	37,371,729	1,214,214	291,087

The accompanying Notes to Financial Statements are an integral part of this statement.

50

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$870,786	$272,629	$8,101,807	$1,628
Mortality and expense risk and administrative charges	(4,558,753)	(273,416)	(92,625)	(2,293,849)	(3,256)
Net investment income (loss)	(4,558,753)	597,370	180,004	5,807,958	(1,628)
Net realized gain (loss)	(26,454,708)	63,568	64,972	1,737,418	95,465
Capital gain distribution from mutual funds	26,946,609	—	—	—	81,733
Change in unrealized appreciation (depreciation) of investments	27,144,048	(102,605)	(79,319)	(2,668,694)	(45,037)
Increase (decrease) in net assets from operations	23,077,196	558,333	165,657	4,876,682	130,533

From contract transactions:
Payments received from contract owners	14,985,885	898,238	531,526	9,019,202	55,210
Payments for contract benefits or terminations	(32,511,685)	(2,585,124)	(1,298,302)	(27,924,717)	(285,174)
Transfers between sub-accounts (including fixed account), net	3,999,722	95,915	451,289	25,906,952	(26,869)
Contract maintenance charges	(4,141,669)	(26,264)	(10,839)	(2,488,443)	(2,446)
Adjustments to net assets allocated to contracts in payout period	5,063	23,876	11,090	46,658	—
Increase (decrease) in net assets from contract transactions	(17,662,684)	(1,593,359)	(315,236)	4,559,652	(259,279)

Increase (decrease) in net assets	5,414,512	(1,035,026)	(149,579)	9,436,334	(128,746)
Net assets at beginning of period	337,488,920	19,208,042	6,157,089	165,011,098	712,331
Net assets at end of period	$342,903,432	$18,173,016	$6,007,510	$174,447,432	$583,585

Beginning units	6,738,498	1,613,883	533,456	17,743,987	27,074
Units issued	927,695	440,090	113,401	5,873,492	2,512
Units redeemed	(1,241,614)	(572,178)	(140,652)	(5,342,181)	(11,264)
Ending units	6,424,579	1,481,795	506,205	18,275,298	18,322

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$714,331	$233,216	$6,156,033	$4,212
Mortality and expense risk and administrative charges	(4,379,487)	(284,183)	(101,741)	(2,382,850)	(4,593)
Net investment income (loss)	(4,379,487)	430,148	131,475	3,773,183	(381)
Net realized gain (loss)	(14,198,345)	183,697	48,423	835,659	129,432
Capital gain distribution from mutual funds	—	—	—	—	25,146
Change in unrealized appreciation (depreciation) of investments	56,474,148	87,416	52,058	1,506,899	109,069
Increase (decrease) in net assets from operations	37,896,316	701,261	231,956	6,115,741	263,266

From contract transactions:
Payments received from contract owners	16,522,691	1,742,864	706,164	5,959,949	—
Payments for contract benefits or terminations	(27,868,510)	(4,176,605)	(1,831,401)	(27,726,824)	(271,488)
Transfers between sub-accounts (including fixed account), net	11,171,106	1,541,555	368,444	7,186,584	(206,348)
Contract maintenance charges	(3,274,897)	(24,549)	(11,338)	(2,088,273)	(1,473)
Adjustments to net assets allocated to contracts in payout period	(4,199)	(9,800)	(934)	(29,175)	—
Increase (decrease) in net assets from contract transactions	(3,453,809)	(926,535)	(769,065)	(16,697,739)	(479,309)

Increase (decrease) in net assets	34,442,507	(225,274)	(537,109)	(10,581,998)	(216,043)
Net assets at beginning of period	303,046,413	19,433,316	6,694,198	175,593,096	928,374
Net assets at end of period	$337,488,920	$19,208,042	$6,157,089	$165,011,098	$712,331

Beginning units	6,818,290	1,694,059	600,262	19,553,013	47,702
Units issued	976,513	648,409	136,790	3,685,266	234
Units redeemed	(1,056,305)	(728,585)	(203,596)	(5,494,292)	(20,862)
Ending units	6,738,498	1,613,883	533,456	17,743,987	27,074

The accompanying Notes to Financial Statements are an integral part of this statement.

51

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Large Cap Growth Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 1	SAST SA Large Cap Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 1	SAST SA Large Cap Value Index Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$64,326	$48,683	$988,561	$6,157	$920,401
Mortality and expense risk and administrative charges	(840,241)	(58,098)	(1,425,861)	(2,285)	(810,491)
Net investment income (loss)	(775,915)	(9,415)	(437,300)	3,872	109,910
Net realized gain (loss)	2,178,600	1,109,065	4,507,495	27,586	(57,983)
Capital gain distribution from mutual funds	9,964,631	525,734	13,364,411	32,048	5,543,498
Change in unrealized appreciation (depreciation) of investments	1,369,958	(68,981)	(804,432)	(13,688)	1,387,262
Increase (decrease) in net assets from operations	12,737,274	1,556,403	16,630,174	49,818	6,982,687

From contract transactions:
Payments received from contract owners	9,338,710	512,792	18,102,149	—	4,334,675
Payments for contract benefits or terminations	(5,339,859)	(30,143)	(20,904,418)	(185,704)	(3,885,904)
Transfers between sub-accounts (including fixed account), net	(2,003,769)	(7,767,577)	2,577,766	(6,759)	728,605
Contract maintenance charges	(862,157)	(3,949)	(1,204,408)	(1,526)	(861,482)
Adjustments to net assets allocated to contracts in payout period	439	—	7,806	—	509
Increase (decrease) in net assets from contract transactions	1,133,364	(7,288,877)	(1,421,105)	(193,989)	316,403

Increase (decrease) in net assets	13,870,638	(5,732,474)	15,209,069	(144,171)	7,299,090
Net assets at beginning of period	60,483,598	10,407,814	103,604,552	553,826	61,524,453
Net assets at end of period	$74,354,236	$4,675,340	$118,813,621	$409,655	$68,823,543

Beginning units	2,454,906	426,331	4,544,844	28,624	3,395,426
Units issued	628,404	21,327	1,126,472	1,094	486,290
Units redeemed	(568,964)	(282,654)	(1,180,822)	(10,826)	(465,252)
Ending units	2,514,346	165,004	4,490,494	18,892	3,416,464

For the Year Ended December 31, 2024
From operations:
Dividends	$219,988	$41,562	$1,030,648	$5,752	$531,408
Mortality and expense risk and administrative charges	(659,992)	(24,473)	(1,280,176)	(3,032)	(720,255)
Net investment income (loss)	(440,004)	17,089	(249,528)	2,720	(188,847)
Net realized gain (loss)	(11,751)	116,582	3,411,783	7,895	520,399
Capital gain distribution from mutual funds	1,872,880	165,968	4,888,958	42,690	4,785,441
Change in unrealized appreciation (depreciation) of investments	12,992,068	405,915	11,932,089	4,683	248,107
Increase (decrease) in net assets from operations	14,413,193	705,554	19,983,302	57,988	5,365,100

From contract transactions:
Payments received from contract owners	7,968,110	6,865,671	9,467,451	—	4,035,510
Payments for contract benefits or terminations	(2,857,747)	(767,674)	(9,054,362)	(102,551)	(2,642,303)
Transfers between sub-accounts (including fixed account), net	(695,770)	28,117	(5,509,588)	40,403	4,696,431
Contract maintenance charges	(575,895)	(1,375)	(882,286)	(1,263)	(636,001)
Increase (decrease) in net assets from contract transactions	3,838,698	6,124,739	(5,978,785)	(63,411)	5,453,637

Increase (decrease) in net assets	18,251,891	6,830,293	14,004,517	(5,423)	10,818,737
Net assets at beginning of period	42,231,707	3,577,521	89,600,035	559,249	50,705,716
Net assets at end of period	$60,483,598	$10,407,814	$103,604,552	$553,826	$61,524,453

Beginning units	2,290,126	182,048	4,826,590	32,176	3,084,833
Units issued	712,960	282,596	753,656	3,540	733,206
Units redeemed	(548,180)	(38,313)	(1,035,402)	(7,092)	(422,613)
Ending units	2,454,906	426,331	4,544,844	28,624	3,395,426

The accompanying Notes to Financial Statements are an integral part of this statement.

52

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Large Cap Growth Portfolio Class 1	SAST SA MFS Large Cap Growth Portfolio Class 2	SAST SA MFS Large Cap Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$—	$—	$351,247	$45,427
Mortality and expense risk and administrative charges	(168,570)	(54,212)	(2,199,496)	(620,523)	(102,982)
Net investment income (loss)	(168,570)	(54,212)	(2,199,496)	(269,276)	(57,555)
Net realized gain (loss)	507,734	179,229	2,422,274	(744,493)	(81,652)
Capital gain distribution from mutual funds	2,086,591	633,801	30,204,645	13,829,427	2,189,876
Change in unrealized appreciation (depreciation) of investments	(807,410)	(298,171)	(6,826,564)	(8,153,105)	(1,325,610)
Increase (decrease) in net assets from operations	1,618,345	460,647	23,600,859	4,662,553	725,059

From contract transactions:
Payments received from contract owners	24,770	97,361	9,030,281	468,298	19,815
Payments for contract benefits or terminations	(1,297,955)	(608,077)	(21,270,677)	(5,320,759)	(725,862)
Transfers between sub-accounts (including fixed account), net	3,269,190	(99,531)	(4,751,819)	(545,868)	(121,053)
Contract maintenance charges	(4,258)	(3,841)	(1,770,248)	(10,795)	(10,489)
Adjustments to net assets allocated to contracts in payout period	1,039	—	33,087	57,664	1,370
Increase (decrease) in net assets from contract transactions	1,992,786	(614,088)	(18,729,376)	(5,351,460)	(836,219)

Increase (decrease) in net assets	3,611,131	(153,441)	4,871,483	(688,907)	(111,160)
Net assets at beginning of period	11,232,751	3,650,518	159,409,330	41,483,101	6,652,370
Net assets at end of period	$14,843,882	$3,497,077	$164,280,813	$40,794,194	$6,541,210

Beginning units	342,649	116,484	3,303,686	454,145	74,986
Units issued	109,369	3,434	501,167	10,178	549
Units redeemed	(57,970)	(22,823)	(866,389)	(68,257)	(9,700)
Ending units	394,048	97,095	2,938,464	396,066	65,835

For the Year Ended December 31, 2024
From operations:
Dividends	$9,486	$—	$—	$422,945	$58,822
Mortality and expense risk and administrative charges	(162,678)	(53,973)	(2,094,386)	(652,371)	(106,751)
Net investment income (loss)	(153,192)	(53,973)	(2,094,386)	(229,426)	(47,929)
Net realized gain (loss)	374,917	163,717	2,821,043	878,259	81,549
Capital gain distribution from mutual funds	1,289,147	393,681	18,412,679	6,138,045	989,061
Change in unrealized appreciation (depreciation) of investments	1,620,163	469,115	23,639,742	201,029	50,724
Increase (decrease) in net assets from operations	3,131,035	972,540	42,779,078	6,987,907	1,073,405

From contract transactions:
Payments received from contract owners	5,740	182,842	10,367,390	177,239	1,235
Payments for contract benefits or terminations	(1,945,534)	(458,175)	(17,066,310)	(5,541,101)	(990,960)
Transfers between sub-accounts (including fixed account), net	581,488	(90,559)	(7,378,591)	(461,672)	305,382
Contract maintenance charges	(4,647)	(5,388)	(1,346,245)	(11,828)	(11,505)
Adjustments to net assets allocated to contracts in payout period	—	—	(4,469)	(4,140)	(308)
Increase (decrease) in net assets from contract transactions	(1,362,953)	(371,280)	(15,428,225)	(5,841,502)	(696,156)

Increase (decrease) in net assets	1,768,082	601,260	27,350,853	1,146,405	377,249
Net assets at beginning of period	9,464,669	3,049,258	132,058,477	40,336,696	6,275,121
Net assets at end of period	$11,232,751	$3,650,518	$159,409,330	$41,483,101	$6,652,370

Beginning units	386,939	129,769	3,725,036	518,732	82,819
Units issued	41,072	7,726	587,030	11,817	5,732
Units redeemed	(85,362)	(21,011)	(1,008,380)	(76,404)	(13,565)
Ending units	342,649	116,484	3,303,686	454,145	74,986

The accompanying Notes to Financial Statements are an integral part of this statement.

53

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 2	SAST SA MFS Total Return Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$1,013,107	$1,805,160	$380,988	$4,709,917	$4,329
Mortality and expense risk and administrative charges	(2,571,737)	(1,100,495)	(259,083)	(2,836,887)	(2,773)
Net investment income (loss)	(1,558,630)	704,665	121,905	1,873,030	1,556
Net realized gain (loss)	(3,001,116)	(123,737)	(26,235)	(742,427)	31,936
Capital gain distribution from mutual funds	58,068,658	5,867,133	1,322,957	16,971,893	26,233
Change in unrealized appreciation (depreciation) of investments	(34,062,394)	38,844	(5,981)	(362,749)	(21,796)
Increase (decrease) in net assets from operations	19,446,518	6,486,905	1,412,646	17,739,747	37,929

From contract transactions:
Payments received from contract owners	2,645,651	389,625	44,184	8,177,119	71,392
Payments for contract benefits or terminations	(26,692,410)	(12,472,518)	(2,467,491)	(24,985,441)	(96,194)
Transfers between sub-accounts (including fixed account), net	(1,423,416)	528,388	(91,313)	3,796,765	(107,048)
Contract maintenance charges	(1,813,207)	(25,263)	(26,959)	(1,991,119)	(5,922)
Adjustments to net assets allocated to contracts in payout period	(3,432)	64,272	(4,353)	17,574	—
Increase (decrease) in net assets from contract transactions	(27,286,814)	(11,515,496)	(2,545,932)	(14,985,102)	(137,772)

Increase (decrease) in net assets	(7,840,296)	(5,028,591)	(1,133,286)	2,754,645	(99,843)
Net assets at beginning of period	179,501,694	75,819,400	17,147,419	203,000,466	493,095
Net assets at end of period	$171,661,398	$70,790,809	$16,014,133	$205,755,111	$393,252

Beginning units	3,600,846	1,293,671	292,978	7,089,697	28,456
Units issued	149,455	42,344	3,342	798,660	6,192
Units redeemed	(672,140)	(222,278)	(45,407)	(1,267,242)	(13,311)
Ending units	3,078,161	1,113,737	250,913	6,621,115	21,337

For the Year Ended December 31, 2024
From operations:
Dividends	$1,389,675	$1,894,152	$385,584	$4,452,538	$5,406
Mortality and expense risk and administrative charges	(2,783,037)	(1,231,811)	(275,654)	(2,888,661)	(3,520)
Net investment income (loss)	(1,393,362)	662,341	109,930	1,563,877	1,886
Net realized gain (loss)	626,808	371,997	51,358	(444,422)	21,329
Capital gain distribution from mutual funds	26,783,585	2,979,990	647,653	7,779,553	4,716
Change in unrealized appreciation (depreciation) of investments	4,463,544	766,608	173,159	2,757,514	58,674
Increase (decrease) in net assets from operations	30,480,575	4,780,936	982,100	11,656,522	86,605

From contract transactions:
Payments received from contract owners	1,968,070	290,059	5,585	9,421,351	—
Payments for contract benefits or terminations	(25,780,935)	(11,841,850)	(1,952,469)	(24,923,420)	(22,318)
Transfers between sub-accounts (including fixed account), net	(10,307,729)	80,581	668,606	4,746,297	(200,964)
Contract maintenance charges	(1,699,443)	(23,931)	(31,640)	(1,692,725)	(4,622)
Adjustments to net assets allocated to contracts in payout period	(446)	(9,038)	(1,853)	(439)	—
Increase (decrease) in net assets from contract transactions	(35,820,483)	(11,504,179)	(1,311,771)	(12,448,936)	(227,904)

Increase (decrease) in net assets	(5,339,908)	(6,723,243)	(329,671)	(792,414)	(141,299)
Net assets at beginning of period	184,841,602	82,542,643	17,477,090	203,792,880	634,394
Net assets at end of period	$179,501,694	$75,819,400	$17,147,419	$203,000,466	$493,095

Beginning units	4,359,568	1,482,801	315,854	7,445,612	41,332
Units issued	146,601	40,142	14,033	830,370	1,463
Units redeemed	(905,323)	(229,272)	(36,909)	(1,186,285)	(14,339)
Ending units	3,600,846	1,293,671	292,978	7,089,697	28,456

The accompanying Notes to Financial Statements are an integral part of this statement.

54

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Mid Cap Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 2	SAST SA Morgan Stanley International Equities Portfolio Class 3	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$674,323	$321,735	$81,280	$1,251,305	$510,660
Mortality and expense risk and administrative charges	(947,017)	(292,486)	(84,790)	(1,311,391)	(149,764)
Net investment income (loss)	(272,694)	29,249	(3,510)	(60,086)	360,896
Net realized gain (loss)	70,269	403,978	79,536	1,202,645	(428,014)
Capital gain distribution from mutual funds	5,135,473	1,464,750	408,752	6,702,551	—
Change in unrealized appreciation (depreciation) of investments	(838,352)	1,490,236	464,540	7,486,966	781,932
Increase (decrease) in net assets from operations	4,094,696	3,388,213	949,318	15,332,076	714,814

From contract transactions:
Payments received from contract owners	6,715,755	179,583	13,835	1,607,428	71,000
Payments for contract benefits or terminations	(7,363,959)	(2,464,998)	(687,694)	(10,767,589)	(1,510,414)
Transfers between sub-accounts (including fixed account), net	4,125,900	(477,444)	(85,435)	(4,340,821)	(505,909)
Contract maintenance charges	(994,794)	(6,093)	(10,973)	(675,070)	(6,127)
Adjustments to net assets allocated to contracts in payout period	—	34,713	(5,406)	(2,439)	(2,749)
Increase (decrease) in net assets from contract transactions	2,482,902	(2,734,239)	(775,673)	(14,178,491)	(1,954,199)

Increase (decrease) in net assets	6,577,598	653,974	173,645	1,153,585	(1,239,385)
Net assets at beginning of period	72,262,183	18,363,281	5,237,589	86,205,380	10,612,113
Net assets at end of period	$78,839,781	$19,017,255	$5,411,234	$87,358,965	$9,372,728

Beginning units	4,330,396	1,002,056	298,998	5,635,019	594,889
Units issued	778,115	34,674	3,547	367,593	30,020
Units redeemed	(629,501)	(167,831)	(43,737)	(1,207,097)	(140,028)
Ending units	4,479,010	868,899	258,808	4,795,515	484,881

For the Year Ended December 31, 2024
From operations:
Dividends	$643,986	$346,932	$90,635	$1,361,320	$256,539
Mortality and expense risk and administrative charges	(876,880)	(300,764)	(90,362)	(1,331,430)	(163,809)
Net investment income (loss)	(232,894)	46,168	273	29,890	92,730
Net realized gain (loss)	1,840,097	206,523	48,386	486,784	(376,879)
Capital gain distribution from mutual funds	683,905	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	5,415,316	83,837	42,838	738,722	(54,263)
Increase (decrease) in net assets from operations	7,706,424	336,528	91,497	1,255,396	(338,412)

From contract transactions:
Payments received from contract owners	6,478,859	114,806	34,123	2,322,406	76,436
Payments for contract benefits or terminations	(3,829,202)	(2,611,648)	(900,967)	(11,333,505)	(1,064,554)
Transfers between sub-accounts (including fixed account), net	(441,529)	640,474	95,492	4,958,907	402,427
Contract maintenance charges	(762,216)	(6,142)	(12,231)	(615,343)	(6,202)
Adjustments to net assets allocated to contracts in payout period	—	(2,510)	(80)	(3,487)	(107)
Increase (decrease) in net assets from contract transactions	1,445,912	(1,865,020)	(783,663)	(4,671,022)	(592,000)

Increase (decrease) in net assets	9,152,336	(1,528,492)	(692,166)	(3,415,626)	(930,412)
Net assets at beginning of period	63,109,847	19,891,773	5,929,755	89,621,006	11,542,525
Net assets at end of period	$72,262,183	$18,363,281	$5,237,589	$86,205,380	$10,612,113

Beginning units	4,229,567	1,100,652	341,619	5,902,488	626,090
Units issued	910,346	60,986	14,405	742,703	59,301
Units redeemed	(809,517)	(159,582)	(57,026)	(1,010,172)	(90,502)
Ending units	4,330,396	1,002,056	298,998	5,635,019	594,889

The accompanying Notes to Financial Statements are an integral part of this statement.

55

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 1	SAST SA PIMCO RAE International Value Portfolio Class 2	SAST SA PIMCO RAE International Value Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$102,543	$8,849,136	$5,229	$257,175	$7,169,351
Mortality and expense risk and administrative charges	(33,031)	(2,376,535)	(606)	(121,277)	(3,585,200)
Net investment income (loss)	69,512	6,472,601	4,623	135,898	3,584,151
Net realized gain (loss)	(144,310)	(6,006,778)	3,554	96,689	10,219,368
Capital gain distribution from mutual funds	—	—	5,778	296,783	8,579,039
Change in unrealized appreciation (depreciation) of investments	218,450	11,308,116	31,932	1,767,238	46,345,255
Increase (decrease) in net assets from operations	143,652	11,773,939	45,887	2,296,608	68,727,813

From contract transactions:
Payments received from contract owners	240	4,749,066	325	14,459	853,452
Payments for contract benefits or terminations	(288,466)	(22,240,395)	—	(786,294)	(31,235,556)
Transfers between sub-accounts (including fixed account), net	(347,179)	5,615,624	(22,362)	(583,199)	(34,450,879)
Contract maintenance charges	(3,913)	(2,476,029)	(198)	(16,497)	(2,199,605)
Adjustments to net assets allocated to contracts in payout period	3,391	(4,359)	—	1,855	(2,441)
Increase (decrease) in net assets from contract transactions	(635,927)	(14,356,093)	(22,235)	(1,369,676)	(67,035,029)

Increase (decrease) in net assets	(492,275)	(2,582,154)	23,652	926,932	1,692,784
Net assets at beginning of period	2,452,740	173,509,804	136,607	7,292,963	231,073,598
Net assets at end of period	$1,960,465	$170,927,650	$160,259	$8,219,895	$232,766,382

Beginning units	139,389	15,777,357	12,822	349,616	15,564,011
Units issued	7,526	2,003,356	119	6,112	200,698
Units redeemed	(42,470)	(3,265,037)	(1,861)	(61,876)	(4,149,958)
Ending units	104,445	14,515,676	11,080	293,852	11,614,751

For the Year Ended December 31, 2024
From operations:
Dividends	$55,019	$3,855,540	$4,999	$273,812	$8,202,065
Mortality and expense risk and administrative charges	(40,039)	(2,448,904)	(535)	(119,203)	(3,643,141)
Net investment income (loss)	14,980	1,406,636	4,464	154,609	4,558,924
Net realized gain (loss)	(95,394)	(5,367,860)	1,923	(152,755)	(3,864,665)
Change in unrealized appreciation (depreciation) of investments	(9,856)	(1,352,596)	(3,970)	49,705	962,537
Increase (decrease) in net assets from operations	(90,270)	(5,313,820)	2,417	51,559	1,656,796

From contract transactions:
Payments received from contract owners	359	2,884,423	1,125	2,881	942,523
Payments for contract benefits or terminations	(320,220)	(20,862,946)	—	(969,084)	(31,321,697)
Transfers between sub-accounts (including fixed account), net	8,167	22,616,155	10,488	425,806	17,577,798
Contract maintenance charges	(4,136)	(2,120,086)	(144)	(17,514)	(2,023,901)
Adjustments to net assets allocated to contracts in payout period	(55)	(302)	—	(651)	(3,444)
Increase (decrease) in net assets from contract transactions	(315,885)	2,517,244	11,469	(558,562)	(14,828,721)

Increase (decrease) in net assets	(406,155)	(2,796,576)	13,886	(507,003)	(13,171,925)
Net assets at beginning of period	2,858,895	176,306,380	122,721	7,799,966	244,245,523
Net assets at end of period	$2,452,740	$173,509,804	$136,607	$7,292,963	$231,073,598

Beginning units	157,718	15,494,944	11,695	374,917	16,568,321
Units issued	5,258	2,775,473	2,078	27,008	1,879,126
Units redeemed	(23,587)	(2,493,060)	(951)	(52,309)	(2,883,436)
Ending units	139,389	15,777,357	12,822	349,616	15,564,011

The accompanying Notes to Financial Statements are an integral part of this statement.

56

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 2	SAST SA PineBridge High-Yield Bond Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$1,584	$11,056,671	$1,468,177	$304,925	$4,642,148
Mortality and expense risk and administrative charges	(152)	(3,297,006)	(360,887)	(79,436)	(1,124,503)
Net investment income (loss)	1,432	7,759,665	1,107,290	225,489	3,517,645
Net realized gain (loss)	(15,908)	(126,518,908)	(36,425)	(52,883)	(375,897)
Capital gain distribution from mutual funds	1,777	13,165,238	—	—	—
Change in unrealized appreciation (depreciation) of investments	9,550	80,279,829	469,345	150,102	1,772,479
Increase (decrease) in net assets from operations	(3,149)	(25,314,176)	1,540,210	322,708	4,914,227

From contract transactions:
Payments received from contract owners	—	1,276,317	104,655	171,303	2,285,108
Payments for contract benefits or terminations	(1,683)	(36,694,145)	(3,297,964)	(609,741)	(10,571,496)
Transfers between sub-accounts (including fixed account), net	(95,824)	(709,707,444)	1,238,865	(55,086)	2,017,887
Contract maintenance charges	(438)	(3,695,608)	(5,466)	(7,570)	(683,030)
Adjustments to net assets allocated to contracts in payout period	—	—	16,531	(2,431)	(5,147)
Increase (decrease) in net assets from contract transactions	(97,945)	(748,820,880)	(1,943,379)	(503,525)	(6,956,678)

Increase (decrease) in net assets	(101,094)	(774,135,056)	(403,169)	(180,817)	(2,042,451)
Net assets at beginning of period	101,094	774,135,056	23,870,236	5,152,945	78,410,601
Net assets at end of period	$—	$—	$23,467,067	$4,972,128	$76,368,150

Beginning units	6,948	50,459,916	569,532	127,460	3,264,004
Units issued	35	287,758	103,553	8,256	394,038
Units redeemed	(6,983)	(50,747,674)	(149,486)	(20,222)	(668,273)
Ending units	—	—	523,599	115,494	2,989,769

For the Year Ended December 31, 2024
From operations:
Dividends	$4,547	$33,433,132	$1,621,698	$340,118	$5,253,203
Mortality and expense risk and administrative charges	(386)	(11,095,774)	(375,726)	(82,564)	(1,155,094)
Net investment income (loss)	4,161	22,337,358	1,245,972	257,554	4,098,109
Net realized gain (loss)	(1,093)	(17,402,674)	(97,294)	(74,748)	(786,003)
Capital gain distribution from mutual funds	1,317	10,248,837	—	—	—
Change in unrealized appreciation (depreciation) of investments	355	44,962,655	257,311	97,779	964,543
Increase (decrease) in net assets from operations	4,740	60,146,176	1,405,989	280,585	4,276,649

From contract transactions:
Payments received from contract owners	52,000	4,340,779	54,173	162,594	1,855,404
Payments for contract benefits or terminations	(5,018)	(124,292,454)	(2,939,037)	(773,427)	(10,479,069)
Transfers between sub-accounts (including fixed account), net	1,101	15,408,765	544,871	7,465	5,423,209
Contract maintenance charges	(1,246)	(10,803,841)	(6,223)	(7,882)	(590,702)
Adjustments to net assets allocated to contracts in payout period	—	2,143	(3,050)	(2,813)	(197)
Increase (decrease) in net assets from contract transactions	46,837	(115,344,608)	(2,349,266)	(614,063)	(3,791,355)

Increase (decrease) in net assets	51,577	(55,198,432)	(943,277)	(333,478)	485,294
Net assets at beginning of period	49,517	829,333,488	24,813,513	5,486,423	77,925,307
Net assets at end of period	$101,094	$774,135,056	$23,870,236	$5,152,945	$78,410,601

Beginning units	3,724	58,091,203	626,374	143,212	3,359,118
Units issued	3,728	2,396,644	105,589	8,265	484,025
Units redeemed	(504)	(10,027,931)	(162,431)	(24,017)	(579,139)
Ending units	6,948	50,459,916	569,532	127,460	3,264,004

The accompanying Notes to Financial Statements are an integral part of this statement.

57

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Putnam International Value Portfolio Class 1	SAST SA Putnam International Value Portfolio Class 2	SAST SA Putnam International Value Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 1	SAST SA Schroders VCP Global Allocation Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$525,588	$108,653	$1,824,784	$8,051	$6,585,547
Mortality and expense risk and administrative charges	(326,559)	(76,226)	(1,291,613)	(1,719)	(4,766,582)
Net investment income (loss)	199,029	32,427	533,171	6,332	1,818,965
Net realized gain (loss)	930,798	275,162	6,623,877	1,413	(4,047)
Capital gain distribution from mutual funds	2,057,177	452,835	7,936,572	253	237,346
Change in unrealized appreciation (depreciation) of investments	2,888,849	620,806	8,720,737	33,971	34,457,032
Increase (decrease) in net assets from operations	6,075,853	1,381,230	23,814,357	41,969	36,509,296

From contract transactions:
Payments received from contract owners	132,939	23,364	2,770,243	—	5,403,097
Payments for contract benefits or terminations	(2,584,187)	(619,598)	(12,410,420)	(10,224)	(54,722,152)
Transfers between sub-accounts (including fixed account), net	1,106,548	(214,877)	(3,420,045)	2,382	(33,523)
Contract maintenance charges	(7,313)	(5,060)	(647,109)	(4,646)	(5,910,135)
Adjustments to net assets allocated to contracts in payout period	19,330	538	842	—	100
Increase (decrease) in net assets from contract transactions	(1,332,683)	(815,633)	(13,706,489)	(12,488)	(55,262,613)

Increase (decrease) in net assets	4,743,170	565,597	10,107,868	29,481	(18,753,317)
Net assets at beginning of period	18,980,115	4,449,859	78,487,212	354,259	371,299,143
Net assets at end of period	$23,723,285	$5,015,456	$88,595,080	$383,740	$352,545,826

Beginning units	847,248	203,119	4,428,894	25,266	26,379,734
Units issued	78,862	6,199	770,924	396	993,667
Units redeemed	(130,463)	(37,239)	(1,335,390)	(1,264)	(4,772,137)
Ending units	795,647	172,079	3,864,428	24,398	22,601,264

For the Year Ended December 31, 2024
From operations:
Dividends	$655,269	$145,836	$2,403,847	$6,758	$6,358,083
Mortality and expense risk and administrative charges	(303,039)	(73,491)	(1,255,317)	(1,505)	(5,267,482)
Net investment income (loss)	352,230	72,345	1,148,530	5,253	1,090,601
Net realized gain (loss)	537,810	128,662	2,784,300	702	(3,275,747)
Capital gain distribution from mutual funds	643,386	149,968	2,549,388	—	—
Change in unrealized appreciation (depreciation) of investments	(707,334)	(160,514)	(3,167,718)	24,851	40,475,179
Increase (decrease) in net assets from operations	826,092	190,461	3,314,500	30,806	38,290,033

From contract transactions:
Payments received from contract owners	27,151	567	1,957,222	78,000	2,977,428
Payments for contract benefits or terminations	(1,943,117)	(521,222)	(10,334,804)	(17,842)	(59,927,895)
Transfers between sub-accounts (including fixed account), net	274,519	45,191	3,671,262	8,060	(2,156,009)
Contract maintenance charges	(7,420)	(5,037)	(590,494)	(3,222)	(5,230,118)
Adjustments to net assets allocated to contracts in payout period	(732)	(74)	(304)	—	(548)
Increase (decrease) in net assets from contract transactions	(1,649,599)	(480,575)	(5,297,118)	64,996	(64,337,142)

Increase (decrease) in net assets	(823,507)	(290,114)	(1,982,618)	95,802	(26,047,109)
Net assets at beginning of period	19,803,622	4,739,973	80,469,830	258,457	397,346,252
Net assets at end of period	$18,980,115	$4,449,859	$78,487,212	$354,259	$371,299,143

Beginning units	917,417	224,733	4,672,464	20,527	31,072,348
Units issued	41,210	4,066	555,610	6,356	935,801
Units redeemed	(111,379)	(25,680)	(799,180)	(1,617)	(5,628,415)
Ending units	847,248	203,119	4,428,894	25,266	26,379,734

The accompanying Notes to Financial Statements are an integral part of this statement.

58

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Small Cap Index Portfolio Class 1	SAST SA Small Cap Index Portfolio Class 3	SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 1	SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$2,493	$440,777	$4,601	$4,636,736	$5,800
Mortality and expense risk and administrative charges	(2,246)	(831,452)	(2,274)	(6,006,526)	(1,352)
Net investment income (loss)	247	(390,675)	2,327	(1,369,790)	4,448
Net realized gain (loss)	44,932	(1,388,672)	41,132	22,119,491	(1,412)
Capital gain distribution from mutual funds	16,532	3,894,551	22,024	27,671,382	18,604
Change in unrealized appreciation (depreciation) of investments	(5,565)	5,233,840	(7,506)	13,092,961	15,457
Increase (decrease) in net assets from operations	56,146	7,349,044	57,977	61,514,044	37,097

From contract transactions:
Payments received from contract owners	—	4,595,703	—	17,726,839	—
Payments for contract benefits or terminations	(91,428)	(4,932,530)	(35,238)	(54,628,125)	(12,776)
Transfers between sub-accounts (including fixed account), net	(132,450)	1,752,865	(79,384)	8,673,605	(5,055)
Contract maintenance charges	(5,265)	(906,703)	(5,394)	(7,251,745)	(4,355)
Adjustments to net assets allocated to contracts in payout period	—	(220)	—	—	—
Increase (decrease) in net assets from contract transactions	(229,143)	509,115	(120,016)	(35,479,426)	(22,186)

Increase (decrease) in net assets	(172,997)	7,858,159	(62,039)	26,034,618	14,911
Net assets at beginning of period	458,962	63,476,996	453,896	463,334,238	248,744
Net assets at end of period	$285,965	$71,335,155	$391,857	$489,368,856	$263,655

Beginning units	31,200	4,530,496	25,493	27,916,221	14,813
Units issued	1,975	843,429	109	2,404,717	231
Units redeemed	(15,760)	(772,764)	(6,487)	(4,443,673)	(1,470)
Ending units	17,415	4,601,161	19,115	25,877,265	13,574

For the Year Ended December 31, 2024
From operations:
Dividends	$4,775	$516,198	$6,362	$4,520,507	$5,258
Mortality and expense risk and administrative charges	(3,191)	(727,918)	(2,833)	(5,879,504)	(1,352)
Net investment income (loss)	1,584	(211,720)	3,529	(1,358,997)	3,906
Net realized gain (loss)	(34,910)	(268,373)	48,406	13,537,216	(302)
Capital gain distribution from mutual funds	5,926	786,156	5,588	4,851,595	—
Change in unrealized appreciation (depreciation) of investments	93,079	4,744,001	17,546	36,529,377	27,339
Increase (decrease) in net assets from operations	65,679	5,050,064	75,069	53,559,191	30,943

From contract transactions:
Payments received from contract owners	—	5,302,378	23,618	20,660,890	—
Payments for contract benefits or terminations	(15,038)	(3,111,852)	(164,401)	(37,390,050)	(25,111)
Transfers between sub-accounts (including fixed account), net	(178,824)	4,652,963	(18,318)	311,179	(2,250)
Contract maintenance charges	(4,601)	(650,284)	(5,771)	(5,893,910)	(3,637)
Increase (decrease) in net assets from contract transactions	(198,463)	6,193,205	(164,872)	(22,311,891)	(30,998)

Increase (decrease) in net assets	(132,784)	11,243,269	(89,803)	31,247,300	(55)
Net assets at beginning of period	591,746	52,233,727	543,699	432,086,938	248,799
Net assets at end of period	$458,962	$63,476,996	$453,896	$463,334,238	$248,744

Beginning units	44,371	4,073,865	34,626	29,296,217	16,757
Units issued	2,925	974,669	1,376	2,058,059	240
Units redeemed	(16,096)	(518,038)	(10,509)	(3,438,055)	(2,184)
Ending units	31,200	4,530,496	25,493	27,916,221	14,813

The accompanying Notes to Financial Statements are an integral part of this statement.

59

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 1	SAST SA VCP Dynamic Allocation Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 1	SAST SA VCP Dynamic Strategy Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$21,632,763	$20,979	$128,574,938	$16,050	$97,572,637
Mortality and expense risk and administrative charges	(14,635,742)	(4,262)	(88,317,640)	(2,727)	(58,602,107)
Net investment income (loss)	6,997,021	16,717	40,257,298	13,323	38,970,530
Net realized gain (loss)	14,216,575	7,902	9,403,632	(4,921)	9,848,117
Capital gain distribution from mutual funds	78,798,745	59,049	405,112,138	33,522	227,733,427
Change in unrealized appreciation (depreciation) of investments	49,239,901	28,709	196,848,631	18,923	96,548,127
Increase (decrease) in net assets from operations	149,252,242	112,377	651,621,699	60,847	373,100,201

From contract transactions:
Payments received from contract owners	21,436,310	—	26,529,636	—	20,680,467
Payments for contract benefits or terminations	(173,693,451)	(57,591)	(931,121,044)	(28,798)	(630,663,946)
Transfers between sub-accounts (including fixed account), net	(16,774,926)	448,741	1,194,728,431	2,497	(24,292,480)
Contract maintenance charges	(17,929,633)	(13,573)	(107,592,941)	(9,642)	(71,122,256)
Adjustments to net assets allocated to contracts in payout period	(8,124)	—	150,934	—	58,921
Increase (decrease) in net assets from contract transactions	(186,969,824)	377,577	182,695,016	(35,943)	(705,339,294)

Increase (decrease) in net assets	(37,717,582)	489,954	834,316,715	24,904	(332,239,093)
Net assets at beginning of period	1,134,966,678	486,155	5,737,075,680	588,588	4,408,212,830
Net assets at end of period	$1,097,249,096	$976,109	$6,571,392,395	$613,492	$4,075,973,737

Beginning units	67,624,085	28,662	299,733,590	35,622	238,924,080
Units issued	2,858,977	27,306	69,427,686	320	2,660,079
Units redeemed	(13,361,494)	(4,077)	(56,317,930)	(2,401)	(39,534,072)
Ending units	57,121,568	51,891	312,843,346	33,541	202,050,087

For the Year Ended December 31, 2024
From operations:
Dividends	$21,643,249	$7,898	$80,731,926	$10,734	$60,666,036
Mortality and expense risk and administrative charges	(15,691,965)	(2,590)	(84,244,120)	(3,087)	(64,710,095)
Net investment income (loss)	5,951,284	5,308	(3,512,194)	7,647	(4,044,059)
Net realized gain (loss)	8,502,007	(24,781)	(101,757,357)	(34,499)	(28,421,732)
Capital gain distribution from mutual funds	—	6,099	73,825,038	242	1,627,464
Change in unrealized appreciation (depreciation) of investments	118,656,146	75,137	712,104,545	111,035	520,367,343
Increase (decrease) in net assets from operations	133,109,437	61,763	680,660,032	84,425	489,529,016

From contract transactions:
Payments received from contract owners	17,314,313	—	33,902,980	—	17,032,669
Payments for contract benefits or terminations	(168,597,135)	(95,150)	(827,094,354)	(203,795)	(656,684,891)
Transfers between sub-accounts (including fixed account), net	1,247,596	7,550	(61,743,948)	(1,821)	(38,126,557)
Contract maintenance charges	(15,455,141)	(6,335)	(81,409,914)	(8,952)	(62,943,603)
Adjustments to net assets allocated to contracts in payout period	(584)	—	3,435	—	12,176
Increase (decrease) in net assets from contract transactions	(165,490,951)	(93,935)	(936,341,801)	(214,568)	(740,710,206)

Increase (decrease) in net assets	(32,381,514)	(32,172)	(255,681,769)	(130,143)	(251,181,190)
Net assets at beginning of period	1,167,348,192	518,327	5,992,757,449	718,731	4,659,394,020
Net assets at end of period	$1,134,966,678	$486,155	$5,737,075,680	$588,588	$4,408,212,830

Beginning units	77,778,988	34,591	350,538,996	48,915	280,422,971
Units issued	3,719,776	533	4,256,912	259	3,209,684
Units redeemed	(13,874,679)	(6,462)	(55,062,318)	(13,552)	(44,708,575)
Ending units	67,624,085	28,662	299,733,590	35,622	238,924,080

The accompanying Notes to Financial Statements are an integral part of this statement.

60

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA VCP Index Allocation Portfolio Class 1	SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 2	SAST SA Wellington Capital Appreciation Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$14,821	$8,496,260	$—	$—	$—
Mortality and expense risk and administrative charges	(2,865)	(5,593,536)	(6,183,816)	(785,052)	(16,786,317)
Net investment income (loss)	11,956	2,902,724	(6,183,816)	(785,052)	(16,786,317)
Net realized gain (loss)	2,884	13,183,563	9,413,326	(1,364,928)	(35,523,901)
Capital gain distribution from mutual funds	26,253	16,975,492	1,886,564	265,844	7,352,130
Change in unrealized appreciation (depreciation) of investments	22,362	10,869,139	45,135,887	7,830,647	207,465,072
Increase (decrease) in net assets from operations	63,455	43,930,918	50,251,961	5,946,511	162,506,984

From contract transactions:
Payments received from contract owners	120,000	27,726,018	1,429,368	349,428	80,946,788
Payments for contract benefits or terminations	(4,295)	(58,810,953)	(49,555,771)	(5,731,716)	(113,762,804)
Transfers between sub-accounts (including fixed account), net	(228)	8,004,598	(6,446,869)	(583,351)	(23,180,558)
Contract maintenance charges	(8,389)	(7,091,135)	(76,627)	(57,247)	(14,801,055)
Adjustments to net assets allocated to contracts in payout period	—	—	434,293	9,118	124,387
Increase (decrease) in net assets from contract transactions	107,088	(30,171,472)	(54,215,606)	(6,013,768)	(70,673,242)

Increase (decrease) in net assets	170,543	13,759,446	(3,963,645)	(67,257)	91,833,742
Net assets at beginning of period	537,395	436,037,938	423,759,905	52,210,401	1,209,176,021
Net assets at end of period	$707,938	$449,797,384	$419,796,260	$52,143,144	$1,301,009,763

Beginning units	33,664	29,421,222	1,284,604	169,131	13,411,322
Units issued	7,083	3,266,548	28,600	2,648	2,154,362
Units redeemed	(1,034)	(5,204,639)	(172,937)	(21,907)	(2,620,425)
Ending units	39,713	27,483,131	1,140,267	149,872	12,945,259

For the Year Ended December 31, 2024
From operations:
Dividends	$9,617	$6,862,675	$—	$—	$—
Mortality and expense risk and administrative charges	(2,625)	(5,559,296)	(5,912,214)	(788,185)	(15,463,495)
Net investment income (loss)	6,992	1,303,379	(5,912,214)	(788,185)	(15,463,495)
Net realized gain (loss)	7,020	14,315,076	(6,826,454)	(2,414,852)	(154,084,580)
Capital gain distribution from mutual funds	26,576	21,648,267	—	—	—
Change in unrealized appreciation (depreciation) of investments	37,020	20,672,917	141,557,586	19,702,019	543,614,010
Increase (decrease) in net assets from operations	77,608	57,939,639	128,818,918	16,498,982	374,065,935

From contract transactions:
Payments received from contract owners	—	20,139,287	706,564	57,581	80,882,358
Payments for contract benefits or terminations	(56,750)	(48,413,980)	(44,350,754)	(5,772,873)	(101,467,854)
Transfers between sub-accounts (including fixed account), net	(3,855)	2,784,220	(5,126,564)	(3,522,558)	(127,282,764)
Contract maintenance charges	(6,954)	(5,689,086)	(82,525)	(59,411)	(11,347,139)
Adjustments to net assets allocated to contracts in payout period	—	(591)	(33,241)	20,611	1,211
Increase (decrease) in net assets from contract transactions	(67,559)	(31,180,150)	(48,886,520)	(9,276,650)	(159,214,188)

Increase (decrease) in net assets	10,049	26,759,489	79,932,398	7,222,332	214,851,747
Net assets at beginning of period	527,346	409,278,449	343,827,507	44,988,069	994,324,274
Net assets at end of period	$537,395	$436,037,938	$423,759,905	$52,210,401	$1,209,176,021

Beginning units	38,173	31,593,517	1,478,574	203,486	15,178,584
Units issued	101	3,273,326	21,911	1,712	1,847,479
Units redeemed	(4,610)	(5,445,621)	(215,881)	(36,067)	(3,614,741)
Ending units	33,664	29,421,222	1,284,604	169,131	13,411,322

The accompanying Notes to Financial Statements are an integral part of this statement.

61

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	VALIC Company I International Equities Index Fund	VALIC Company I International Socially Responsible Fund	VALIC Company I Mid Cap Index Fund
For the Year Ended December 31, 2025
From operations:
Dividends	$195,206	$1,858,301	$114,874	$30,288	$37,937
Mortality and expense risk and administrative charges	(158,023)	(1,566,073)	(34,452)	(12,750)	(34,137)
Net investment income (loss)	37,183	292,228	80,422	17,538	3,800
Net realized gain (loss)	403,563	2,129,175	190,875	4,406	29,163
Capital gain distribution from mutual funds	14,353	158,535	38,098	8,410	339,853
Change in unrealized appreciation (depreciation) of investments	913,819	11,925,636	428,878	231,741	(211,881)
Increase (decrease) in net assets from operations	1,368,918	14,505,574	738,273	262,095	160,935

From contract transactions:
Payments received from contract owners	23	8,395,588	—	—	—
Payments for contract benefits or terminations	(1,514,689)	(16,923,679)	(113,837)	(3,547)	(231,816)
Transfers between sub-accounts (including fixed account), net	(31,490)	(715,438)	(1,014,944)	(43,602)	(175,878)
Contract maintenance charges	(7,159)	(1,898,834)	(37)	—	(67)
Adjustments to net assets allocated to contracts in payout period	31,722	50	—	—	—
Increase (decrease) in net assets from contract transactions	(1,521,593)	(11,142,313)	(1,128,818)	(47,149)	(407,761)

Increase (decrease) in net assets	(152,675)	3,363,261	(390,545)	214,946	(246,826)
Net assets at beginning of period	11,445,038	121,474,406	3,245,331	1,051,440	3,236,232
Net assets at end of period	$11,292,363	$124,837,667	$2,854,786	$1,266,386	$2,989,406

Beginning units	131,153	7,876,664	237,087	61,626	142,851
Units issued	1,565	868,072	516	21	4,209
Units redeemed	(17,776)	(1,559,532)	(76,240)	(2,822)	(22,536)
Ending units	114,942	7,185,204	161,363	58,825	124,524

For the Year Ended December 31, 2024
From operations:
Dividends	$146,106	$1,294,862	$106,418	$18,941	$51,848
Mortality and expense risk and administrative charges	(160,933)	(1,580,650)	(47,335)	(12,201)	(40,627)
Net investment income (loss)	(14,827)	(285,788)	59,083	6,740	11,221
Net realized gain (loss)	76,667	2,105,001	392,626	(955)	(24,603)
Capital gain distribution from mutual funds	—	—	—	—	135,889
Change in unrealized appreciation (depreciation) of investments	1,189,292	11,080,102	(290,519)	13,962	277,642
Increase (decrease) in net assets from operations	1,251,132	12,899,315	161,190	19,747	400,149

From contract transactions:
Payments received from contract owners	5	6,754,539	6,000	—	2,400
Payments for contract benefits or terminations	(914,749)	(12,843,195)	(1,498,780)	(27,555)	(667,406)
Transfers between sub-accounts (including fixed account), net	58,710	(911,193)	175,729	4,729	(415,351)
Contract maintenance charges	(8,808)	(1,586,365)	(39)	(6)	(69)
Adjustments to net assets allocated to contracts in payout period	(274)	—	—	—	—
Increase (decrease) in net assets from contract transactions	(865,116)	(8,586,214)	(1,317,090)	(22,832)	(1,080,426)

Increase (decrease) in net assets	386,016	4,313,101	(1,155,900)	(3,085)	(680,277)
Net assets at beginning of period	11,059,022	117,161,305	4,401,231	1,054,525	3,916,509
Net assets at end of period	$11,445,038	$121,474,406	$3,245,331	$1,051,440	$3,236,232

Beginning units	142,506	8,449,441	327,565	62,994	193,283
Units issued	4,842	809,492	13,264	390	1,758
Units redeemed	(16,195)	(1,382,269)	(103,742)	(1,758)	(52,190)
Ending units	131,153	7,876,664	237,087	61,626	142,851

The accompanying Notes to Financial Statements are an integral part of this statement.

62

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Nasdaq-100 Index Fund	VALIC Company I Small Cap Index Fund	VALIC Company I Stock Index Fund
For the Year Ended December 31, 2025
From operations:
Dividends	$20,415	$34,117	$141,633
Mortality and expense risk and administrative charges	(54,513)	(32,207)	(125,828)
Net investment income (loss)	(34,098)	1,910	15,805
Net realized gain (loss)	222,539	(111,486)	1,243,712
Capital gain distribution from mutual funds	820,181	87,205	191,035
Change in unrealized appreciation (depreciation) of investments	(232,762)	312,233	57,290
Increase (decrease) in net assets from operations	775,860	289,862	1,507,842

From contract transactions:
Payments received from contract owners	987	—	106,469
Payments for contract benefits or terminations	(300,694)	(116,473)	(1,989,427)
Transfers between sub-accounts (including fixed account), net	(126,663)	(183,059)	(1,436,380)
Contract maintenance charges	(49)	(48)	(167)
Increase (decrease) in net assets from contract transactions	(426,419)	(299,580)	(3,319,505)

Increase (decrease) in net assets	349,441	(9,718)	(1,811,663)
Net assets at beginning of period	4,385,495	2,940,725	12,828,445
Net assets at end of period	$4,734,936	$2,931,007	$11,016,782

Beginning units	93,789	150,236	416,357
Units issued	8,115	3,311	6,696
Units redeemed	(16,659)	(18,688)	(115,329)
Ending units	85,245	134,859	307,724

For the Year Ended December 31, 2024
From operations:
Dividends	$14,358	$37,052	$147,265
Mortality and expense risk and administrative charges	(50,767)	(34,313)	(145,794)
Net investment income (loss)	(36,409)	2,739	1,471
Net realized gain (loss)	260,218	(104,248)	712,342
Capital gain distribution from mutual funds	163,097	—	731,749
Change in unrealized appreciation (depreciation) of investments	507,196	378,630	1,229,646
Increase (decrease) in net assets from operations	894,102	277,121	2,675,208

From contract transactions:
Payments received from contract owners	1,400	1,200	2,400
Payments for contract benefits or terminations	(351,732)	(258,928)	(1,844,726)
Transfers between sub-accounts (including fixed account), net	97,947	23,715	(71,228)
Contract maintenance charges	(59)	(46)	(166)
Increase (decrease) in net assets from contract transactions	(252,444)	(234,059)	(1,913,720)

Increase (decrease) in net assets	641,658	43,062	761,488
Net assets at beginning of period	3,743,837	2,897,663	12,066,957
Net assets at end of period	$4,385,495	$2,940,725	$12,828,445

Beginning units	99,316	162,433	482,523
Units issued	8,568	3,311	4,730
Units redeemed	(14,095)	(15,508)	(70,896)
Ending units	93,789	150,236	416,357

The accompanying Notes to Financial Statements are an integral part of this statement.

63

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
1.    Organization
Variable Separate Account (the “Separate Account”) is a segregated investment account established by American General Life Insurance Company (“AGL”) to receive and invest premium payments from variable annuity contracts issued by AGL. AGL is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life”), which is wholly owned by Corebridge Life Holdings, Inc. (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”). As of December 31, 2025, Corebridge’s three largest shareholders, Nippon Life Insurance Company, a mutual company organized under the laws of Japan (“Nippon”), American International Group, Inc. (“AIG”), and Argon Holdco LLC, a wholly owned subsidiary of Blackstone, owned approximately 24.6%, 10.1% and 12.5% of the outstanding Corebridge common stock, respectively.
Effective August 1, 2025, AGL entered into a coinsurance and modified coinsurance agreement (the “VA Reinsurance Agreement”) with Corporate Solutions Life Reinsurance Company, an Iowa-domiciled insurance company (the “VA Reinsurer”). Under the terms of the VA Reinsurance Agreement, AGL will cede to the VA Reinsurer 100% of the applicable reinsured liabilities with respect to (i) in-force individual retirement variable annuity contracts issued prior to August 1, 2025, and (ii) new individual retirement variable annuity contracts issued beginning August 1, 2025. All of the Separate Account’s contracts are ceded pursuant to this VA Reinsurance Agreement. The transaction had no impact on the financial statements of the Separate Account.
The Separate Account includes the following variable annuity products:

American Pathway II	Polaris Choice IV
Anchor Advisor	Polaris II
ICAP II	Polaris II Platinum Series
Polaris	Polaris Platinum II
Polaris Advantage	Polaris Platinum III
Polaris Advantage II	Polaris Preferred Solution
Polaris Advisor	Polaris Protector
Polaris Advisor III	Polaris Retirement Protector
Polaris Advisory	Polaris Select Investor
Polaris Advisory Income	Vista Capital Advantage
PolarisAmerica	WM Diversified Strategies
Polaris Choice II	WM Diversified Strategies III
Polaris Choice III
The Separate Account contracts are sold through AGL’s affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is Corebridge Capital Services, Inc., a wholly-owned subsidiary of AGL. No underwriting fees are paid in connection with the distribution of these contracts.
Principal Funds Distributor, Inc. distributes WM Diversified Strategies and WM Diversified Strategies III contracts. No underwriting fees are paid in connection with the distribution of these contracts.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open- ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.
For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2025 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods reflect a full twelve months, except as noted below.

American Funds Insurance Series (American Funds IS)
American Funds IS American High-Income Trust Class 3	American Funds IS Growth Fund Class 3
American Funds IS Asset Allocation Fund Class 2	American Funds IS Growth-Income Fund Class 2
American Funds IS Asset Allocation Fund Class 3	American Funds IS Growth-Income Fund Class 3
American Funds IS Capital Income Builder Class 4	American Funds IS International Fund Class 3
American Funds IS Global Growth Fund Class 2	American Funds IS U.S. Government Securities Fund Class 3
American Funds IS Growth Fund Class 2	American Funds IS Ultra-Short Bond Fund Class 3

64

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

BlackRock Variable Series Funds, Inc. (BlackRock)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III

Columbia Funds VIT Variable Series Trust (Columbia VP)
Columbia VP Dividend Opportunity Fund Class 1	Columbia VP Overseas Core Fund Class 2
Columbia VP Emerging Markets Bond Fund Class 2	Columbia VP Select Mid Cap Growth Opportunity Fund Class 1
Columbia VP Income Opportunities Fund Class 1	Columbia VP Small Company Growth Fund Class 1

Columbia Funds VIT Variable Series Trust (Columbia VP)
Columbia VP Large Cap Growth Fund Class 1	CTIVP Principal Large Cap Growth Fund Class 1(d)
Columbia VP Limited Duration Credit Fund Class 2

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 1(j)	FTVIP Franklin Income VIP Fund Class 2
FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2
FTVIP Franklin Income VIP Fund Class 1

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares(e)
Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series I	Invesco V.I. Comstock Fund Series II
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Growth and Income Fund Series I
Invesco V.I. Balanced-Risk Allocation Fund Series II	Invesco V.I. Growth and Income Fund Series II
Invesco V.I. Comstock Fund Series I

Ivy Variable Insurance Portfolios
Nomura VIP Asset Strategy Series Service Class(u)

Lord Abbett Series Fund, Inc. (Lord Abbett)
Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC
Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC
Lord Abbett Growth and Income Portfolio Class VC

Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley VIF)
Morgan Stanley VIF Global Infrastructure Portfolio Class II(i)

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S(f)

PIMCO Variable Insurance Trust (PIMCO)
PIMCO All Asset Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Institutional Class
PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class
PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class

Principal Variable Contracts Funds, Inc. (PVC)
PVC Core Plus Bond Account Class 1	PVC SAM Balanced Portfolio Class 2
PVC Diversified International Account Class 1	PVC SAM Conservative Balanced Portfolio Class 1
PVC Equity Income Account Class 1	PVC SAM Conservative Balanced Portfolio Class 2
PVC Equity Income Account Class 2	PVC SAM Conservative Growth Portfolio Class 1
PVC Government & High Quality Bond Account Class 1	PVC SAM Conservative Growth Portfolio Class 2
PVC Large Cap Growth Account I Class 1	PVC SAM Flexible Income Portfolio Class 1
PVC MidCap Account Class 1	PVC SAM Flexible Income Portfolio Class 2
PVC MidCap Account Class 2	PVC SAM Strategic Growth Portfolio Class 1
PVC Principal Capital Appreciation Account Class 1	PVC SAM Strategic Growth Portfolio Class 2
PVC Principal Capital Appreciation Account Class 2	PVC Short-Term Income Account Class 1

65

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Principal Variable Contracts Funds, Inc. (PVC)
PVC Real Estate Securities Account Class 1	PVC SmallCap Account Class 1
PVC Real Estate Securities Account Class 2	PVC SmallCap Account Class 2
PVC SAM Balanced Portfolio Class 1

Seasons Series Trust (SST)(a)
SST SA Allocation Aggressive Portfolio Class 1(g)	SST SA Franklin Allocation Moderately Aggressive Portfolio Class 1(l)
SST SA Allocation Aggressive Portfolio Class 3(g)	SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3(l)
SST SA Allocation Balanced Portfolio Class 1	SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3

Seasons Series Trust (SST)(a)
SST SA Allocation Balanced Portfolio Class 3	SST SA Multi-Managed International Equity Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 1	SST SA Multi-Managed Large Cap Growth Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 3	SST SA Multi-Managed Large Cap Value Portfolio Class 3
SST SA Allocation Moderately Aggressive Portfolio Class 1(h)	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3
SST SA Allocation Moderately Aggressive Portfolio Class 3(h)	SST SA Multi-Managed Mid Cap Value Portfolio Class 3
SST SA American Century Inflation Managed Portfolio Class 1(k)	SST SA Multi-Managed Small Cap Portfolio Class 3
SST SA American Century Inflation Managed Portfolio Class 3(k)	SST SA T. Rowe Price Growth Stock Portfolio Class 3(m)
SST SA Columbia Focused Value Portfolio Class 3

SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 1
SAST SA AB Growth Portfolio Class 2	SAST SA JPMorgan Diversified Balanced Portfolio Class 2
SAST SA AB Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 1
SAST SA AB Small & Mid Cap Value Portfolio Class 2	SAST SA JPMorgan Emerging Markets Portfolio Class 2
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 1
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 2
SAST SA American Funds Global Growth Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 1
SAST SA American Funds Growth Portfolio Class 1	SAST SA JPMorgan Large Cap Core Portfolio Class 2
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 1
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 2
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1(n)	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3(n)	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2
SAST SA Emerging Markets Equity Index Portfolio Class 1	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3
SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA Large Cap Growth Index Portfolio Class 3
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	SAST SA Large Cap Index Portfolio Class 1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1(o)	SAST SA Large Cap Value Index Portfolio Class 1
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 2(o)	SAST SA Large Cap Value Index Portfolio Class 3
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3(o)	SAST SA MFS Large Cap Growth Portfolio Class 1(q)
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	SAST SA MFS Large Cap Growth Portfolio Class 2(q)
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA MFS Large Cap Growth Portfolio Class 3(q)
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Fixed Income Index Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 1
SAST SA Fixed Income Index Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 2
SAST SA Fixed Income Intermediate Index Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 3

66

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SunAmerica Series Trust (SAST)(a)
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	SAST SA Morgan Stanley International Equities Portfolio Class 1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 2
SAST SA Franklin Small Company Value Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	SAST SA PIMCO Global Bond Opportunities Portfolio Class 2
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA PIMCO RAE International Value Portfolio Class 1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	SAST SA PIMCO RAE International Value Portfolio Class 2
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3
SAST SA Franklin Tactical Opportunities Portfolio Class 1	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1(r)
SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3(r)
SAST SA Global Index Allocation 60/40 Portfolio Class 1(j)	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 2
SAST SA Global Index Allocation 75/25 Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Putnam International Value Portfolio Class 1(s)
SAST SA Global Index Allocation 90/10 Portfolio Class 1	SAST SA Putnam International Value Portfolio Class 2(s)
SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Putnam International Value Portfolio Class 3(s)
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1(p)	SAST SA Schroders VCP Global Allocation Portfolio Class 1
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 2(p)	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3(p)	SAST SA Small Cap Index Portfolio Class 1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	SAST SA Small Cap Index Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 1(t)
SAST SA Index Allocation 60/40 Portfolio Class 1	SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3(t)
SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1
SAST SA Index Allocation 80/20 Portfolio Class 1	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 1
SAST SA Index Allocation 90/10 Portfolio Class 1	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 1
SAST SA International Index Portfolio Class 1	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA International Index Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 1
SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 2	SAST SA Wellington Capital Appreciation Portfolio Class 1
SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 2
SAST SA Janus Focused Growth Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 3
SAST SA Janus Focused Growth Portfolio Class 2	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1
SAST SA Janus Focused Growth Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3

VALIC Company I(c)
VALIC Company I International Equities Index Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I International Socially Responsible Fund	VALIC Company I Small Cap Index Fund
VALIC Company I Mid Cap Index Fund	VALIC Company I Stock Index Fund
(a)	These are affiliated investment companies. SunAmerica Asset Management, LLC. “SunAmerica”, an affiliate of AGL, serves as the investment advisor to Seasons Series Trust and SunAmerica Series Trust.
(b)	Sub-account had no activity during the current or prior year and no assets or liabilities as of December 31, 2025.
(c)
VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of AGL, serves as the investment advisor to VALIC Company I and as the administrator to each series of VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I, an affiliate of VALIC.

(d)	Formerly CTIVP Principal Blue Chip Growth Fund.
(e)	Statement of Operations and Changes in Net Assets for the period January 1, 2024 to December 31, 2024 and January 1, 2025 to April 11, 2025 (cessation of operations).
(f)	Statement of Operations and Changes in Net Assets for the period January 1, 2024 to April 26, 2024 (cessation of operations).
(g)	Formerly SST SA Allocation Growth Portfolio.
(h)	Formerly SST SA Allocation Moderate Growth Portfolio.
(i)	Statement of Operations and Changes in Net Assets for the period January 1, 2024 to December 6, 2024 (cessation of operations).
(j)	Sub-account had no assets and liabilities as of December 31, 2025 and is therefore not included in the Statement of Assets and Liabilities and the Schedule of Portfolio Investments.

67

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(k)	Formerly SST SA American Century Inflation Protection Portfolio.
(l)	Formerly SST SA Putnam Asset Allocation Diversified Growth Portfolio.
(m)
As shown in the Statements of Operations and Changes in Net Assets, the SST SA T. Rowe Price Growth Stock Portfolio, in operation for the period January 1, 2024 to December 31, 2024 and January 1, 2025 to April 28, 2025 (cessation of operations) merged into the SAST SA MFS Large Cap Growth Portfolio.

(n)
As shown in the Statements of Operations and Changes in Net Assets, the SAST SA BlackRock VCP Global Multi Asset Portfolio, in operation for the period January 1, 2024 to December 31, 2024 and January 1, 2025 to April 28, 2025 (cessation of operations) merged into the SAST SA VCP Dynamic Allocation Portfolio.

(o)	Formerly SAST SA JPMorgan Global Equities Portfolio.
(p)	Formerly SAST SA Wellington Government and Quality Bond Portfolio.
(q)	Formerly SAST SA MFS Blue Chip Growth Portfolio.
(r)
As shown in the Statements of Operations and Changes in Net Assets, the SAST SA PIMCO VCP Tactical Balanced Portfolio, in operation for the period January 1, 2024 to December 31, 2024 and January 1, 2025 to April 28, 2025 (cessation of operations) merged into the SAST SA VCP Dynamic Allocation Portfolio.

(s)	Formerly SAST SA Putnam International Growth and Income Portfolio.
(t)	Formerly SAST SA T. Rowe Price Asset Allocation Growth Portfolio.
(u)	Formerly Macquarie VIP Asset Strategy Series Service Class.
In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of AGL’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.
The assets of each of the sub-accounts of the Separate Account are registered in the name of AGL. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from AGL’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business of AGL.
Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.
Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of the subaccounts may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The chief operating decision maker (CODM) oversees the performance of the underlying funds to evaluate the results of the business and make operational decisions. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.
2.    Summary of Significant Accounting Policy
The financial statements of the Separate Account have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.
Use of Estimates: The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.
Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.
Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.
An assumed interest rate of 3.50 percent is used in determining annuity payments for all products with the exception of the American Pathway II product and ICAP product, which use a 4.00 percent assumed interest rate and a 5.00 percent assumed interest rate, respectively.
At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, AGL makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those

68

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.
Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.
Income Taxes: The operations of the Separate Account are included in the federal income tax return of AGL, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, AGL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. AGL will periodically review changes in the tax law. AGL retains the right to charge for any federal income tax incurred which is applicable to the Separate Account if the law is changed.
3.    Fair Value Measurements
Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:
•Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.
• Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.
•Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances for these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The Separate Account assets measured at fair value as of December 31, 2025 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2025, and respective hierarchy levels.
4.    Expenses
Expense charges are applied against the current value of the Separate Account and are paid to AGL as follows:
Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to AGL. The mortality risk charge represents compensation to AGL for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to AGL for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

69

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products	Separate Account Annual Charges*
American Pathway II	1.30% or 1.40%
Anchor Advisor	1.52% or 1.77%
ICAP II	1.40%
Polaris	1.52%
Polaris Advantage	1.65%, 1.90% or 2.30%
Polaris Advantage II	1.30%, 1.55%, 1.90% or 2.15%
Polaris Advisor	1.52%, 1.72% or 1.97%
Polaris Advisor III	1.65%, 1.90% or 2.30%
Polaris Advisory	0.40%, 0.55% or 0.80%
Polaris Advisory Income	0.40%, 0.55% or 0.80%
PolarisAmerica	1.52% or 1.77%
Polaris Choice II	1.52%, 1.72% or 1.97%
Polaris Choice III	1.52%, 1.77%, 2.02% or 2.17%
Polaris Choice IV	1.65%, 1.90% or 2.30%
Polaris II	1.52% or 1.77%
Polaris II Platinum Series	1.52% or 1.77%
Polaris Platinum II	1.52%, 1.77% or 2.02%
Polaris Platinum III	1.15%, 1.30%, 1.55%, 1.70% or 1.95%
Polaris Preferred Solution	1.00%, 1.15%, 1.40%, 1.55% or 1.80%
Polaris Protector	1.52% or 1.77%
Polaris Retirement Protector	1.30%, 1.55% or 1.80%
Polaris Select Investor	1.10%, 1.35%, 1.40% or 1.70%
Vista Capital Advantage	0.014
WM Diversified Strategies	1.40%, 1.55% or 1.80%
WM Diversified Strategies III	1.55%, 1.70% or 1.95%
*    The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.
Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by AGL on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by AGL related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
The contract maintenance charge ranges from $30 to $50 for certain contracts. For ICAP II, the contract maintenance charge of $30 is assessed on the contract anniversary, if the contract was issued on or after September 1, 1987. The contract maintenance charge of $30 is assessed on December 31 each year, if the contract was issued prior to September 1, 1987.
Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to AGL. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.
The maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. The Vista product has a maximum withdrawal charge of 6 percent and the ICAP II has a maximum withdrawal charge of 5 percent. There are no withdrawal charges under the Polaris Advisor, Polaris Advisor III, Polaris Advisory and Polaris Advisory Income contracts.
Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

70

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.
Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, AGL will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.
Annuity Charge: For ICAP II, there may be an annuity charge in the event that the contract is switched to the payout phase. Option 1 for payouts provides a life income with installments guaranteed, Option 2 provides a joint and survivor life payout, and Option 3 provides income for a specified period. No annuity charge is assessed if Option 1 or Option 2 is elected. If Option 3 is elected, an annuity charge equal to the withdrawal charge if the contract were surrendered may apply. No annuity charge will be assessed if Option 3 is elected by a beneficiary under the death benefit. The annuity charge is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90th day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
The annual fee for the Capital Protector Program ranges from 0.10 percent to 0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice II, Polaris Choice III, Polaris Platinum II, Polaris Preferred Solution, Polaris Protector, WM Diversified Strategies and WM Diversified Strategies III contracts.
Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
The annual fee for the Capital Protector Program ranges from 0.10 percent to 0.45 percent. This optional feature is offered under Polaris America, Polaris Choice, Polaris Choice II, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Protector, WM Diversified Strategies, and WM Diversified Strategies III contracts.
MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.
•MarketLock, MarketLock for Two and Income Rewards
The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
•MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus
The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments made in years 2-5 greater than the purchase payments received in the first year.
The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

71

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.
The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent – 0.25 percent is added to the Annual Fee):

Optional Features	Products Offered	Annual Fees
MarketLock	Polaris Advantage	0.50% to 0.65%
Polaris Choice II
Polaris Choice III
Polaris Platinum II
Polaris Preferred Solution
WM Diversified Strategies
WM Diversified Strategies III
MarketLock for Two	Polaris Choice II	0.40% prior to the first withdrawal
	Polaris Choice III	0.80% after the first withdrawal
Polaris Platinum II
Polaris Preferred Solution
WM Diversified Strategies
WM Diversified Strategies III
Income Rewards	Polaris Choice II	0.65% in years zero to seven
	Polaris Choice III	0.45% in years eight to ten
Polaris Platinum II
Polaris Preferred Solution
Polaris Protector
WM Diversified Strategies
WM Diversified Strategies III
MarketLock for Life	Polaris Advantage	0.70% for one covered person
	Polaris Choice III	0.95% for two covered persons
Polaris Choice IV
Polaris Platinum II
Polaris Platinum III
Polaris Preferred Solution
MarketLock for Life Plus	Polaris Advantage	0.65% to 0.95% for one covered person
	Polaris Choice III	0.90% to 1.25% for two covered persons
Polaris Platinum II
Polaris Preferred Solution
MarketLock Income Plus	Polaris Advantage	0.85% to 1.10% for one covered person
	Polaris Advisor III	1.10% to 1.35% for two covered persons
Polaris Choice III
Polaris Platinum II
Polaris Platinum III
Polaris Preferred Solution
Polaris Income Plus, Polaris Income Builder, Polaris Income Plus Daily, Polaris Income Plus Flex, Polaris Income Plus Daily Flex, and Polaris Income Max Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

72

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees
Polaris Income Plus	Polaris Advantage	0.60% to 2.50% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Advisory
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Retirement Protector
Polaris Income Builder	Polaris Advantage	0.60% to 2.50% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Income Plus Daily	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.70% for two covered persons
Polaris Preferred Solution

Polaris Income Plus Flex	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Plus Daily Flex	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Max	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution

73

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
5.    Purchases and Sales of Investments
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Funds IS American High-Income Trust Class 3	$787,268	$1,072,493
American Funds IS Asset Allocation Fund Class 2	4,865,239	8,201,047
American Funds IS Asset Allocation Fund Class 3	3,563,839	2,206,982
American Funds IS Capital Income Builder Class 4	402,718	206,509
American Funds IS Global Growth Fund Class 2	21,689,089	25,322,584
American Funds IS Growth Fund Class 2	35,952,200	54,913,462
American Funds IS Growth Fund Class 3	23,647,204	36,907,525
American Funds IS Growth-Income Fund Class 2	47,165,139	40,232,086
American Funds IS Growth-Income Fund Class 3	28,211,240	19,934,292
American Funds IS International Fund Class 3	354,089	1,989,218
American Funds IS U.S. Government Securities Fund Class 3	632,177	877,288
American Funds IS Ultra-Short Bond Fund Class 3	460,988	904,414
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	23,035	13,319
BlackRock Global Allocation V.I. Fund Class III	59,255	117,076
Columbia VP Dividend Opportunity Fund Class 1	29,884	147,327
Columbia VP Emerging Markets Bond Fund Class 2	51,769	1,023
Columbia VP Income Opportunities Fund Class 1	334,148	708,404
Columbia VP Large Cap Growth Fund Class 1	567,959	3,569,555
Columbia VP Limited Duration Credit Fund Class 2	6,241	95,863
Columbia VP Overseas Core Fund Class 2	146,189	369,328
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	7,657	73,180
Columbia VP Small Company Growth Fund Class 1	49,628	20,560
CTIVP Principal Large Cap Growth Fund Class 1	35,910	165,905
FTVIP Franklin Allocation VIP Fund Class 2	3,103,369	5,291,305
FTVIP Franklin Income VIP Fund Class 1	88,106	394,301
FTVIP Franklin Income VIP Fund Class 2	21,357,399	23,123,297
FTVIP Franklin Strategic Income VIP Fund Class 2	34,482	4,651
Goldman Sachs VIT Government Money Market Fund Institutional Shares	16,171,838	17,899,035
Goldman Sachs VIT Government Money Market Fund Service Shares	171,638,433	207,647,198
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	440	231,819
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,271	1,679
Invesco V.I. American Franchise Fund Series I	5,235	24,572
Invesco V.I. American Franchise Fund Series II	53,457,351	33,822,960
Invesco V.I. Balanced-Risk Allocation Fund Series II	41,968	19,300
Invesco V.I. Comstock Fund Series I	149,392	126,086
Invesco V.I. Comstock Fund Series II	59,315,778	59,501,147
Invesco V.I. Growth and Income Fund Series I	86,833	369,846
Invesco V.I. Growth and Income Fund Series II	36,668,086	58,364,987
Nomura VIP Asset Strategy Series Service Class	6,936	92,095
Lord Abbett Bond Debenture Portfolio Class VC	265,190	17,057
Lord Abbett Fundamental Equity Portfolio Class VC	8,957	1,513
Lord Abbett Growth and Income Portfolio Class VC	22,549,035	30,251,938
Lord Abbett Mid Cap Stock Portfolio Class VC	964,023	1,670,570
Lord Abbett Short Duration Income Portfolio Class VC	324,978	132,494
PIMCO All Asset Portfolio Advisor Class	516	154
PIMCO Dynamic Bond Portfolio Advisor Class	32,774	128,928
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,462,800	1,133,698
PIMCO Emerging Markets Bond Portfolio Institutional Class	62,068	451
PIMCO Total Return Portfolio Advisor Class	61,428,352	31,277,626
PIMCO Total Return Portfolio Institutional Class	295,483	335,743
PVC Core Plus Bond Account Class 1	146,177	344,563
PVC Diversified International Account Class 1	64,327	186,360
PVC Equity Income Account Class 1	1,014,906	1,438,854
PVC Equity Income Account Class 2	651,208	1,003,804
PVC Government & High Quality Bond Account Class 1	39,741	233,094
PVC Large Cap Growth Account I Class 1	232,136	162,108
PVC MidCap Account Class 1	221,309	231,554
PVC MidCap Account Class 2	75,805	70,963
PVC Principal Capital Appreciation Account Class 1	1,021,983	2,010,087
PVC Principal Capital Appreciation Account Class 2	160,455	446,821
PVC Real Estate Securities Account Class 1	23,429	57,183

74

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
PVC Real Estate Securities Account Class 2	$5,908	$89,726
PVC SAM Balanced Portfolio Class 1	2,020,885	2,018,332
PVC SAM Balanced Portfolio Class 2	1,555,207	3,637,330
PVC SAM Conservative Balanced Portfolio Class 1	112,709	87,130
PVC SAM Conservative Balanced Portfolio Class 2	58,408	479,377
PVC SAM Conservative Growth Portfolio Class 1	815,622	1,980,227
PVC SAM Conservative Growth Portfolio Class 2	927,273	1,756,016
PVC SAM Flexible Income Portfolio Class 1	193,671	398,724
PVC SAM Flexible Income Portfolio Class 2	157,232	621,297
PVC SAM Strategic Growth Portfolio Class 1	288,226	1,157,789
PVC SAM Strategic Growth Portfolio Class 2	385,472	944,490
PVC Short-Term Income Account Class 1	36,339	78,310
PVC SmallCap Account Class 1	19,699	93,068
PVC SmallCap Account Class 2	12,082	52,555
SST SA Allocation Aggressive Portfolio Class 1	104,051	264,749
SST SA Allocation Aggressive Portfolio Class 3	28,628,700	48,313,582
SST SA Allocation Balanced Portfolio Class 1	1,741	9,026
SST SA Allocation Balanced Portfolio Class 3	10,777,433	27,724,162
SST SA Allocation Moderate Portfolio Class 1	8,731	3,263
SST SA Allocation Moderate Portfolio Class 3	12,331,798	25,457,902
SST SA Allocation Moderately Aggressive Portfolio Class 1	17,300	9,975
SST SA Allocation Moderately Aggressive Portfolio Class 3	19,958,541	37,425,412
SST SA American Century Inflation Managed Portfolio Class 1	18,536	37,705
SST SA American Century Inflation Managed Portfolio Class 3	38,952,746	55,013,916
SST SA Columbia Focused Value Portfolio Class 3	65,277	22,956
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 1	80,012	65,078
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	23,068,805	25,573,573
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	11,687	7,863
SST SA Multi-Managed International Equity Portfolio Class 3	22,007	48,966
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	260,427	71,053
SST SA Multi-Managed Large Cap Value Portfolio Class 3	24,489	9,200
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	36,271	4,138
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	43,155	6,839
SST SA Multi-Managed Small Cap Portfolio Class 3	18,848	104,460
SST SA T. Rowe Price Growth Stock Portfolio Class 3	237,357	446,278
SAST SA AB Growth Portfolio Class 1	64,132,600	70,442,859
SAST SA AB Growth Portfolio Class 2	7,142,379	9,456,767
SAST SA AB Growth Portfolio Class 3	134,329,599	93,091,748
SAST SA AB Small & Mid Cap Value Portfolio Class 1	379,748	43,991
SAST SA AB Small & Mid Cap Value Portfolio Class 2	1,169,690	1,245,124
SAST SA AB Small & Mid Cap Value Portfolio Class 3	69,200,454	46,573,119
SAST SA American Funds Asset Allocation Portfolio Class 1	711,555	2,808,259
SAST SA American Funds Asset Allocation Portfolio Class 3	143,215,441	249,257,968
SAST SA American Funds Global Growth Portfolio Class 1	436,592	270,514
SAST SA American Funds Global Growth Portfolio Class 3	50,894,431	74,828,754
SAST SA American Funds Growth Portfolio Class 1	920,602	3,316,260
SAST SA American Funds Growth Portfolio Class 3	163,519,379	140,750,365
SAST SA American Funds Growth-Income Portfolio Class 1	646,524	529,088
SAST SA American Funds Growth-Income Portfolio Class 3	77,686,462	66,805,788
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	67,241	35,550
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	114,445,214	258,690,554
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	12,823	6,873
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	9,431,400	5,534,427
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	8,883	435,190
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	12,286,697	552,266,701
SAST SA Emerging Markets Equity Index Portfolio Class 1	2,207	135,287
SAST SA Emerging Markets Equity Index Portfolio Class 3	3,460,092	4,808,840
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	2,642,185	5,886,313
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	1,605,829	1,672,345
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	143,361,915	133,218,631
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	7,223,820	5,713,867
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 2	551,849	438,421
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	12,855,963	10,990,645
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	47,627	144,644
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	6,514,069	2,810,034

75

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	$1,615,065	$1,778,769
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	396,106	488,659
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	24,770,464	21,063,385
SAST SA Fixed Income Index Portfolio Class 1	23,953	57,148
SAST SA Fixed Income Index Portfolio Class 3	20,214,758	15,143,750
SAST SA Fixed Income Intermediate Index Portfolio Class 1	1,305	102
SAST SA Fixed Income Intermediate Index Portfolio Class 3	13,637,063	8,764,649
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	48,490,575	38,871,601
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	8,281,318	5,790,591
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	70,306,032	61,419,940
SAST SA Franklin Small Company Value Portfolio Class 1	239,253	10,340
SAST SA Franklin Small Company Value Portfolio Class 3	24,094,852	25,250,914
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	88,329	104,663
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	9,307,394	6,069,334
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	1,364,435	3,294,896
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	337,250	772,292
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	25,042,258	36,835,279
SAST SA Franklin Tactical Opportunities Portfolio Class 1	12,890	101,520
SAST SA Franklin Tactical Opportunities Portfolio Class 3	9,533,504	12,138,383
SAST SA Global Index Allocation 60/40 Portfolio Class 3	10,734,323	11,159,592
SAST SA Global Index Allocation 75/25 Portfolio Class 1	28,347	17,946
SAST SA Global Index Allocation 75/25 Portfolio Class 3	8,040,746	13,209,746
SAST SA Global Index Allocation 90/10 Portfolio Class 1	331,708	618,735
SAST SA Global Index Allocation 90/10 Portfolio Class 3	39,434,288	41,755,513
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	3,081,977	6,570,315
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 2	998,016	1,908,110
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	50,638,392	71,679,112
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	860	839
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	6,891,509	6,227,500
SAST SA Index Allocation 60/40 Portfolio Class 1	28,450	34,347
SAST SA Index Allocation 60/40 Portfolio Class 3	23,374,554	27,853,653
SAST SA Index Allocation 80/20 Portfolio Class 1	208,955	721,694
SAST SA Index Allocation 80/20 Portfolio Class 3	36,290,185	59,509,400
SAST SA Index Allocation 90/10 Portfolio Class 1	674,525	2,805,799
SAST SA Index Allocation 90/10 Portfolio Class 3	107,092,701	165,891,315
SAST SA International Index Portfolio Class 1	22,311	542,701
SAST SA International Index Portfolio Class 3	6,920,209	5,630,808
SAST SA Invesco Growth Opportunities Portfolio Class 1	264,968	1,067,186
SAST SA Invesco Growth Opportunities Portfolio Class 2	112,439	521,633
SAST SA Invesco Growth Opportunities Portfolio Class 3	13,348,936	21,871,517
SAST SA Janus Focused Growth Portfolio Class 1	3,481,589	2,447,747
SAST SA Janus Focused Growth Portfolio Class 2	1,620,522	1,728,404
SAST SA Janus Focused Growth Portfolio Class 3	46,191,683	30,238,438
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	8,134,595	14,775,127
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	1,759,105	4,226,981
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	18,479,678	37,621,567
SAST SA JPMorgan Emerging Markets Portfolio Class 1	2,166,823	2,079,847
SAST SA JPMorgan Emerging Markets Portfolio Class 2	66,964	449,144
SAST SA JPMorgan Emerging Markets Portfolio Class 3	5,944,479	27,776,292
SAST SA JPMorgan Equity-Income Portfolio Class 1	19,897,767	18,818,627
SAST SA JPMorgan Equity-Income Portfolio Class 2	2,055,962	2,588,746
SAST SA JPMorgan Equity-Income Portfolio Class 3	62,479,200	41,332,702
SAST SA JPMorgan Large Cap Core Portfolio Class 1	3,246,923	4,187,504
SAST SA JPMorgan Large Cap Core Portfolio Class 2	418,940	486,535
SAST SA JPMorgan Large Cap Core Portfolio Class 3	19,420,021	15,189,762
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	3,510,320	4,416,431
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	831,652	900,067
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	107,001,856	97,843,044
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	6,084,279	8,026,085
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	1,327,195	2,119,524
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	61,424,215	56,699,040
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	5,522,223	6,518,213
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	1,342,581	1,478,152
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	53,825,657	43,458,049
SAST SA Large Cap Growth Index Portfolio Class 1	144,679	323,853

76

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Large Cap Growth Index Portfolio Class 3	$23,911,370	$13,589,288
SAST SA Large Cap Index Portfolio Class 1	1,133,860	7,906,418
SAST SA Large Cap Index Portfolio Class 3	36,788,503	25,282,496
SAST SA Large Cap Value Index Portfolio Class 1	60,888	218,957
SAST SA Large Cap Value Index Portfolio Class 3	13,773,661	7,803,850
SAST SA MFS Large Cap Growth Portfolio Class 1	5,938,315	2,027,509
SAST SA MFS Large Cap Growth Portfolio Class 2	772,726	807,225
SAST SA MFS Large Cap Growth Portfolio Class 3	50,315,971	41,040,197
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	14,857,645	6,648,953
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	2,258,679	962,577
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	63,627,811	34,404,598
SAST SA MFS Total Return Portfolio Class 1	9,011,697	13,955,395
SAST SA MFS Total Return Portfolio Class 2	1,845,317	2,946,386
SAST SA MFS Total Return Portfolio Class 3	38,980,911	35,121,091
SAST SA Mid Cap Index Portfolio Class 1	133,916	243,898
SAST SA Mid Cap Index Portfolio Class 3	15,996,429	8,650,747
SAST SA Morgan Stanley International Equities Portfolio Class 1	2,376,628	3,616,868
SAST SA Morgan Stanley International Equities Portfolio Class 2	546,512	916,943
SAST SA Morgan Stanley International Equities Portfolio Class 3	13,087,252	20,623,211
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	878,369	2,471,673
SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	219,601	786,016
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	25,236,859	33,120,351
SAST SA PIMCO RAE International Value Portfolio Class 1	12,089	23,924
SAST SA PIMCO RAE International Value Portfolio Class 2	651,952	1,588,947
SAST SA PIMCO RAE International Value Portfolio Class 3	17,565,786	72,437,624
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	3,868	98,605
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	25,703,115	753,599,096
SAST SA PineBridge High-Yield Bond Portfolio Class 1	5,703,161	6,539,250
SAST SA PineBridge High-Yield Bond Portfolio Class 2	596,153	876,262
SAST SA PineBridge High-Yield Bond Portfolio Class 3	12,378,769	15,817,802
SAST SA Putnam International Value Portfolio Class 1	4,572,515	3,648,991
SAST SA Putnam International Value Portfolio Class 2	688,913	1,019,283
SAST SA Putnam International Value Portfolio Class 3	21,223,607	26,460,744
SAST SA Schroders VCP Global Allocation Portfolio Class 1	14,304	20,208
SAST SA Schroders VCP Global Allocation Portfolio Class 3	12,031,673	65,237,973
SAST SA Small Cap Index Portfolio Class 1	44,507	256,871
SAST SA Small Cap Index Portfolio Class 3	13,295,671	9,282,680
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 1	26,730	122,396
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	57,170,698	66,348,531
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	26,201	25,334
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	118,158,730	219,332,787
SAST SA VCP Dynamic Allocation Portfolio Class 1	530,160	76,816
SAST SA VCP Dynamic Allocation Portfolio Class 3	1,765,789,041	1,137,724,590
SAST SA VCP Dynamic Strategy Portfolio Class 1	53,147	42,245
SAST SA VCP Dynamic Strategy Portfolio Class 3	332,868,220	771,503,556
SAST SA VCP Index Allocation Portfolio Class 1	165,106	19,808
SAST SA VCP Index Allocation Portfolio Class 3	53,256,839	63,550,093
SAST SA Wellington Capital Appreciation Portfolio Class 1	3,628,196	62,141,053
SAST SA Wellington Capital Appreciation Portfolio Class 2	810,608	7,361,457
SAST SA Wellington Capital Appreciation Portfolio Class 3	112,606,227	192,713,655
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	252,657	1,722,715
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	10,462,437	21,153,989
VALIC Company I International Equities Index Fund	160,672	1,170,970
VALIC Company I International Socially Responsible Fund	39,097	60,301
VALIC Company I Mid Cap Index Fund	470,614	534,721
VALIC Company I Nasdaq-100 Index Fund	1,210,067	850,403
VALIC Company I Small Cap Index Fund	177,056	387,522
VALIC Company I Stock Index Fund	524,301	3,636,971

77

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
6.    Financial Highlights
The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2025, follows:

	December 31, 2025				For the Year Ended December 31, 2025
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	52,356	146.75	150.93	7,895,809	6.21	1.30	1.40	6.76	6.86
American Funds IS Asset Allocation Fund Class 2	921,615	47.12	49.94	45,901,235	1.94	1.52	1.77	13.82	14.11
American Funds IS Asset Allocation Fund Class 3	227,621	151.41	155.74	35,408,453	2.06	1.30	1.40	14.33	14.44
American Funds IS Capital Income Builder Class 4	129,353	15.84	17.49	2,253,566	2.99	1.10	1.70	18.13	18.84
American Funds IS Global Growth Fund Class 2	1,593,352	82.13	91.22	143,991,598	1.34	1.52	1.97	19.26	19.79
American Funds IS Growth Fund Class 2	2,510,066	126.10	139.99	348,291,259	0.16	1.52	1.97	17.89	18.42
American Funds IS Growth Fund Class 3	219,815	1,297.62	1,334.68	293,105,385	0.16	1.30	1.40	18.65	18.77
American Funds IS Growth-Income Fund Class 2	3,007,782	74.77	83.05	247,361,173	0.88	1.52	1.97	15.76	16.29
American Funds IS Growth-Income Fund Class 3	254,683	621.35	639.10	162,557,078	0.93	1.30	1.40	16.50	16.61
American Funds IS International Fund Class 3	172,179	92.66	95.31	16,386,054	1.36	1.30	1.40	25.09	25.21
American Funds IS U.S. Government Securities Fund Class 3	117,055	41.11	42.29	4,941,453	4.25	1.30	1.40	6.29	6.39
American Funds IS Ultra-Short Bond Fund Class 3	167,758	20.51	21.10	3,532,150	4.15	1.30	1.40	2.42	2.52
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	21,076	18.20	19.29	393,021	2.25	1.10	1.40	13.77	14.11
BlackRock Global Allocation V.I. Fund Class III	24,705	15.87	17.64	426,696	3.78	1.10	1.70	17.50	18.20
Columbia VP Dividend Opportunity Fund Class 1	48,052	33.16	35.30	1,683,465	0.00	1.52	1.77	13.80	14.09
Columbia VP Emerging Markets Bond Fund Class 2	10,609	12.41	12.54	131,749	4.69	1.10	1.40	11.09	11.42
Columbia VP Income Opportunities Fund Class 1	172,554	28.87	33.23	5,575,005	1.96	1.52	2.17	6.45	7.14
Columbia VP Large Cap Growth Fund Class 1	570,222	37.78	39.65	22,401,381	0.00	1.52	2.02	13.82	14.39
Columbia VP Limited Duration Credit Fund Class 2	8,480	10.69	11.38	96,412	4.12	1.10	1.70	4.22	4.85
Columbia VP Overseas Core Fund Class 2	78,905	18.25	18.70	1,472,843	1.92	1.52	1.77	35.44	35.78
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	7,918	40.15	45.80	357,474	0.00	1.52	1.77	13.12	13.40
Columbia VP Small Company Growth Fund Class 1	7,275	55.60	59.20	426,723	0.00	1.52	1.77	19.55	19.85
CTIVP Principal Large Cap Growth Fund Class 1	63,027	33.03	33.84	2,126,649	0.00	1.52	1.77	11.78	12.06
FTVIP Franklin Allocation VIP Fund Class 2	1,479,524	17.52	19.06	30,121,993	1.93	1.00	2.30	10.04	11.48
FTVIP Franklin Income VIP Fund Class 1	49,534	15.64	16.12	789,795	4.31	0.40	0.80	11.98	12.42
FTVIP Franklin Income VIP Fund Class 2	6,261,756	18.24	18.63	137,986,338	4.92	1.00	2.30	10.00	11.44
FTVIP Franklin Strategic Income VIP Fund Class 2	37,121	10.86	11.38	421,854	4.82	1.10	1.40	5.75	6.07
Goldman Sachs VIT Government Money Market Fund Institutional Shares	799,838	10.74	11.86	8,680,640	4.44	0.40	1.52	2.63	3.79
Goldman Sachs VIT Government Money Market Fund Service Shares	24,244,892	9.67	10.96	257,876,993	3.96	1.00	2.30	1.58	2.91
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	—	9.67	10.16	—	0.00	1.10	1.40	-1.16	-1.08
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,293	13.77	14.90	19,073	3.80	1.10	1.35	8.41	8.69
Invesco V.I. American Franchise Fund Series I	517	27.63	28.49	14,281	0.00	0.40	0.80	10.77	11.22
Invesco V.I. American Franchise Fund Series II	3,010,632	48.10	53.40	191,085,991	0.00	1.00	2.30	8.86	10.28
Invesco V.I. Balanced-Risk Allocation Fund Series II	40,438	12.28	13.92	555,073	6.89	1.10	1.70	6.86	7.50
Invesco V.I. Comstock Fund Series I	48,918	21.50	21.75	1,055,441	1.70	0.40	0.55	16.80	16.98
Invesco V.I. Comstock Fund Series II	8,185,557	31.14	32.14	333,069,192	1.43	1.00	2.30	14.48	15.98
Invesco V.I. Growth and Income Fund Series I	37,727	19.24	19.84	739,346	1.18	0.40	0.80	14.70	15.16
Invesco V.I. Growth and Income Fund Series II	7,967,241	28.59	29.49	318,034,695	1.16	1.00	2.30	12.68	14.15
Nomura VIP Asset Strategy Series Service Class	3,560	15.59	17.18	59,374	0.77	1.10	1.70	14.70	15.39
Lord Abbett Bond Debenture Portfolio Class VC	65,922	13.44	13.87	909,115	6.74	1.10	1.40	6.82	7.14
Lord Abbett Fundamental Equity Portfolio Class VC	3,024		22.44	67,846	0.44		1.10		13.04
Lord Abbett Growth and Income Portfolio Class VC	3,860,753	21.57	27.14	139,709,919	0.54	0.40	2.30	14.62	16.82
Lord Abbett Mid Cap Stock Portfolio Class VC	278,653	34.16	36.25	10,069,666	0.31	1.52	1.77	5.18	5.44
Lord Abbett Short Duration Income Portfolio Class VC	168,043	10.71	11.48	1,924,005	4.55	1.10	1.70	4.12	4.74
PIMCO All Asset Portfolio Advisor Class	833		14.55	12,122	4.51		1.35		12.66
PIMCO Dynamic Bond Portfolio Advisor Class	29,414	11.43	12.18	355,077	6.02	1.10	1.70	6.18	6.82
PIMCO Emerging Markets Bond Portfolio Advisor Class	605,048	11.17	11.56	6,885,120	6.75	1.00	1.55	13.10	13.72
PIMCO Emerging Markets Bond Portfolio Institutional Class	5,410		12.01	64,968	2.86		0.55		14.52
PIMCO Total Return Portfolio Advisor Class	30,235,813	9.49	10.19	302,222,544	3.90	1.00	1.95	6.68	7.70
PIMCO Total Return Portfolio Institutional Class	112,652	10.36	10.75	1,193,611	4.31	0.40	0.80	8.18	8.62
PVC Core Plus Bond Account Class 1	242,860	9.77	10.13	2,449,274	4.13	1.40	1.95	5.39	5.97
PVC Diversified International Account Class 1	38,644	11.89	14.09	531,442	2.08	1.40	1.95	29.81	30.52
PVC Equity Income Account Class 1	242,400	34.68	38.24	9,178,136	1.75	1.40	1.80	13.44	13.90
PVC Equity Income Account Class 2	159,354	31.45	33.55	5,427,897	1.66	1.52	1.95	13.03	13.51
PVC Government & High Quality Bond Account Class 1	100,117	7.71	8.49	813,173	3.79	1.40	1.80	5.98	6.41
PVC Large Cap Growth Account I Class 1	61,840	21.67	22.47	1,378,802	0.00	1.40	1.95	9.24	9.85
PVC MidCap Account Class 1	28,275	50.77	55.95	1,560,285	0.30	1.40	1.80	-0.03	0.37
PVC MidCap Account Class 2	11,347	45.97	50.62	570,712	0.08	1.55	1.95	-0.44	-0.04
PVC Principal Capital Appreciation Account Class 1	184,743	63.19	69.67	12,803,860	0.47	1.40	1.80	11.50	11.95
PVC Principal Capital Appreciation Account Class 2	27,157	57.15	62.94	1,706,642	0.37	1.55	1.95	11.03	11.48
PVC Real Estate Securities Account Class 1	6,265	45.46	47.75	297,582	1.46	1.40	1.55	-0.31	-0.16
PVC Real Estate Securities Account Class 2	2,585	42.41	44.34	114,300	1.12	1.55	1.70	-0.78	-0.63
PVC SAM Balanced Portfolio Class 1	780,642	25.11	27.69	21,003,827	2.37	1.40	1.80	11.97	12.42
PVC SAM Balanced Portfolio Class 2	635,816	22.85	25.35	15,788,940	2.06	1.52	1.95	11.45	11.93
PVC SAM Conservative Balanced Portfolio Class 1	141,744	14.83	16.34	2,240,263	2.89	1.40	1.80	9.69	10.13
PVC SAM Conservative Balanced Portfolio Class 2	76,448	13.51	20.87	1,144,650	2.30	1.52	1.95	9.14	9.61

78

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2025				For the Year Ended December 31, 2025
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC SAM Conservative Growth Portfolio Class 1	282,837	30.63	33.75	9,266,292	1.65	1.40	1.80	13.50	13.95
PVC SAM Conservative Growth Portfolio Class 2	305,904	27.81	30.79	9,241,317	1.49	1.52	1.95	13.09	13.57
PVC SAM Flexible Income Portfolio Class 1	94,094	14.83	16.37	1,500,880	3.62	1.40	1.80	8.00	8.43
PVC SAM Flexible Income Portfolio Class 2	133,450	13.53	18.44	1,994,729	3.05	1.52	1.95	7.50	7.96
PVC SAM Strategic Growth Portfolio Class 1	66,764	36.90	40.62	2,625,585	1.34	1.40	1.80	14.78	15.24
PVC SAM Strategic Growth Portfolio Class 2	125,068	33.50	37.20	4,571,664	1.10	1.52	1.95	14.36	14.85
PVC Short-Term Income Account Class 1	78,963	7.31	8.65	653,001	4.35	1.40	1.95	3.44	4.01
PVC SmallCap Account Class 1	13,712	21.83	24.04	317,997	0.31	1.40	1.80	13.05	13.50
PVC SmallCap Account Class 2	8,560	19.84	21.78	186,065	0.08	1.55	1.95	12.56	13.02
SST SA Allocation Aggressive Portfolio Class 1	49,595	21.89	22.18	1,091,480	1.89	0.40	0.55	15.48	15.66
SST SA Allocation Aggressive Portfolio Class 3	10,113,522	19.85	27.32	311,445,391	1.74	1.00	2.02	13.52	14.69
SST SA Allocation Balanced Portfolio Class 1	2,257	16.00	16.21	36,600	2.50	0.40	0.55	10.75	10.92
SST SA Allocation Balanced Portfolio Class 3	6,881,717	14.69	18.02	146,200,915	2.36	1.00	2.30	8.43	9.85
SST SA Allocation Moderate Portfolio Class 1	9,309	18.13	18.38	170,652	2.42	0.40	0.55	12.24	12.41
SST SA Allocation Moderate Portfolio Class 3	7,205,297	16.55	20.61	173,762,801	2.09	1.00	2.30	9.96	11.40
SST SA Allocation Moderately Aggressive Portfolio Class 1	16,962	19.58	19.85	335,748	2.27	0.40	0.55	13.72	13.89
SST SA Allocation Moderately Aggressive Portfolio Class 3	8,886,493	17.81	22.15	230,253,357	1.96	1.00	2.30	11.54	13.00
SST SA American Century Inflation Managed Portfolio Class 1	7,637	11.49	11.65	88,783	3.98	0.40	0.55	5.96	6.12
SST SA American Century Inflation Managed Portfolio Class 3	20,553,958	10.17	10.74	243,832,050	3.53	1.00	2.30	3.79	5.15
SST SA Columbia Focused Value Portfolio Class 3	2,557	25.88	28.28	71,874	1.97	1.10	1.35	25.96	26.28
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 1	24,718	23.24	23.55	575,745	1.52	0.40	0.55	17.18	17.36
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	4,766,325	20.57	23.08	107,247,989	1.27	1.00	1.70	15.59	16.40
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	14,052	9.76	10.67	146,659	3.23	1.10	1.70	4.83	5.46
SST SA Multi-Managed International Equity Portfolio Class 3	19,055	16.88	17.20	325,677	1.44	1.10	1.40	27.26	27.65
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	23,342	32.29	38.26	796,953	0.00	1.10	1.70	17.49	18.20
SST SA Multi-Managed Large Cap Value Portfolio Class 3	5,806	20.72	22.11	126,093	1.69	1.10	1.40	11.11	11.44
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	7,182	26.19	28.66	201,086	0.00	1.10	1.40	6.64	6.96
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	12,161	18.36	21.28	255,304	0.75	1.10	1.70	5.23	5.86
SST SA Multi-Managed Small Cap Portfolio Class 3	4,928	17.47	19.58	92,420	0.01	1.10	1.40	4.79	5.10
SST SA T. Rowe Price Growth Stock Portfolio Class 3	—	24.72	28.68	—	0.00	1.10	1.35	-9.53	-9.46
SAST SA AB Growth Portfolio Class 1	4,707,295	30.93	59.94	443,079,065	0.00	0.40	1.77	11.08	12.61
SAST SA AB Growth Portfolio Class 2	206,825	201.33	231.72	45,911,839	0.00	1.40	1.97	10.70	11.33
SAST SA AB Growth Portfolio Class 3	6,340,620	58.67	61.84	596,850,199	0.00	1.00	2.30	10.22	11.67
SAST SA AB Small & Mid Cap Value Portfolio Class 1	74,633	15.21	15.68	1,159,323	0.84	0.40	0.80	1.73	2.13
SAST SA AB Small & Mid Cap Value Portfolio Class 2	139,035	50.25	55.85	7,704,464	0.57	1.52	1.97	0.36	0.82
SAST SA AB Small & Mid Cap Value Portfolio Class 3	7,995,786	23.04	28.55	313,134,552	0.53	1.00	2.30	-0.01	1.30
SAST SA American Funds Asset Allocation Portfolio Class 1	298,169	21.00	21.76	6,432,357	1.79	0.40	0.80	14.91	15.37
SAST SA American Funds Asset Allocation Portfolio Class 3	52,375,307	25.37	26.67	1,671,171,375	1.84	1.00	2.30	12.94	14.42
SAST SA American Funds Global Growth Portfolio Class 1	69,095	21.84	22.52	1,540,347	1.66	0.40	0.80	20.60	21.09
SAST SA American Funds Global Growth Portfolio Class 3	8,297,335	33.72	37.47	360,809,797	1.25	1.00	2.30	18.59	20.14
SAST SA American Funds Growth Portfolio Class 1	71,913	33.19	34.22	2,437,347	0.20	0.40	0.80	19.14	19.62
SAST SA American Funds Growth Portfolio Class 3	16,174,674	58.69	60.61	1,160,441,034	0.09	1.00	2.30	17.18	18.72
SAST SA American Funds Growth-Income Portfolio Class 1	79,001	24.56	25.33	1,979,370	1.03	0.40	0.80	17.09	17.56
SAST SA American Funds Growth-Income Portfolio Class 3	10,641,802	40.12	40.44	502,947,536	0.83	1.00	2.30	15.00	16.50
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	56,547	18.68	19.36	1,085,353	1.53	0.40	0.80	10.26	10.70
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	70,026,629	17.42	19.47	1,548,817,108	1.23	1.00	2.30	8.32	9.73
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	14,061	14.24	14.43	202,918	1.87	0.55	0.80	13.32	13.61
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	4,502,202	13.52	13.91	61,758,915	1.69	1.00	1.55	12.25	12.87
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	—	12.74	13.17	—	2.28	0.40	0.80	-1.96	-1.84
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	—	11.92	11.97	—	2.16	1.00	1.90	-2.37	-2.09
SAST SA Emerging Markets Equity Index Portfolio Class 1	8,241	13.30	13.71	112,381	1.43	0.40	0.80	31.96	32.49
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,651,104	12.31	12.84	20,766,837	1.54	1.00	1.55	30.61	31.33
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	929,460	12.69	32.32	30,786,288	3.49	0.40	1.77	5.17	6.62
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	308,017	29.83	33.18	10,158,005	3.37	1.52	1.97	4.80	5.27
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	42,267,126	12.73	16.28	874,998,772	3.37	1.00	2.30	4.35	5.72
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	555,970	21.58	63.38	36,788,300	1.14	0.40	1.77	20.05	21.70
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 2	44,693	58.71	67.13	2,905,995	0.99	1.40	1.97	19.59	20.27
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	1,394,643	25.71	29.02	47,131,834	0.92	1.00	2.30	19.10	20.66
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	18,925	17.71	17.89	335,247	0.81	0.40	0.55	17.60	17.78
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	1,033,402	16.31	16.92	17,161,720	0.74	1.00	1.55	16.19	16.83
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	259,325	15.37	46.30	12,370,718	2.31	0.40	1.77	-0.28	1.10
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	56,900	42.81	47.57	2,657,209	2.07	1.52	1.97	-0.64	-0.19
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	4,901,661	14.41	16.91	112,961,258	2.09	1.00	2.30	-1.05	0.24
SAST SA Fixed Income Index Portfolio Class 1	4,423	10.77	11.13	48,787	2.77	0.40	0.80	5.52	5.94
SAST SA Fixed Income Index Portfolio Class 3	7,795,941	9.91	10.37	79,098,857	2.99	1.00	1.55	4.42	4.99
SAST SA Fixed Income Intermediate Index Portfolio Class 1	2,336	11.32	11.46	26,777	2.77	0.40	0.55	5.65	5.81
SAST SA Fixed Income Intermediate Index Portfolio Class 3	4,220,128	9.88	10.69	44,081,943	2.67	1.00	1.95	3.99	4.98
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	2,153,753	21.44	43.38	279,506,013	1.90	0.40	1.77	15.08	16.66
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	317,451	115.84	133.11	40,640,165	1.77	1.40	1.97	14.69	15.35
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	5,628,340	30.96	31.50	322,319,010	1.67	1.00	2.30	14.18	15.67
SAST SA Franklin Small Company Value Portfolio Class 1	22,067	16.75	17.27	377,038	1.45	0.40	0.80	5.52	5.95
SAST SA Franklin Small Company Value Portfolio Class 3	4,627,926	23.82	25.54	132,555,354	0.79	1.00	2.30	3.73	5.09
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	6,516	23.64	23.86	154,662	0.52	0.40	0.55	17.68	17.86

79

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2025				For the Year Ended December 31, 2025
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	1,125,288	21.85	22.62	25,039,201	0.30	1.00	1.55	16.20	16.84
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	347,943	23.55	60.21	21,450,859	1.15	0.40	1.77	14.87	16.45
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	81,964	55.75	61.88	5,019,515	1.00	1.52	1.97	14.43	14.94
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	3,292,786	35.41	44.76	177,254,791	0.97	1.00	2.30	14.03	15.52
SAST SA Franklin Tactical Opportunities Portfolio Class 1	5,870	17.58	18.17	106,134	1.14	0.40	0.80	14.49	14.95
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,255,027	16.18	16.93	86,852,416	1.23	1.00	1.55	13.37	13.99
SAST SA Global Index Allocation 60/40 Portfolio Class 1	—		15.84	—	0.00		0.80		14.71
SAST SA Global Index Allocation 60/40 Portfolio Class 3	4,884,240	14.67	15.31	73,208,062	1.69	1.00	1.55	13.56	14.18
SAST SA Global Index Allocation 75/25 Portfolio Class 1	27,359	17.03	17.36	474,919	1.78	0.55	0.80	17.05	17.34
SAST SA Global Index Allocation 75/25 Portfolio Class 3	4,746,631	15.78	16.46	76,513,663	1.52	1.00	1.55	15.92	16.56
SAST SA Global Index Allocation 90/10 Portfolio Class 1	244,247	18.57	18.79	4,570,383	1.65	0.40	0.55	19.68	19.86
SAST SA Global Index Allocation 90/10 Portfolio Class 3	17,519,209	16.67	17.59	302,140,337	1.40	1.00	1.70	18.02	18.85
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	1,475,000	10.99	13.54	33,968,423	3.97	0.40	1.77	4.70	6.15
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 2	637,445	18.33	20.40	12,878,298	3.80	1.52	1.97	4.38	4.85
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	24,029,731	10.19	10.22	337,981,994	3.71	1.00	2.30	3.89	5.25
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	363		18.58	6,742	2.69		0.40		18.64
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,067,527	16.56	17.32	35,003,149	2.47	1.00	1.55	16.99	17.64
SAST SA Index Allocation 60/40 Portfolio Class 1	20,919		19.59	409,889	1.73		0.55		12.74
SAST SA Index Allocation 60/40 Portfolio Class 3	10,857,307	17.30	18.41	195,163,503	1.50	1.00	1.70	11.22	12.00
SAST SA Index Allocation 80/20 Portfolio Class 1	112,744	22.35	23.16	2,580,624	1.39	0.40	0.80	14.86	15.32
SAST SA Index Allocation 80/20 Portfolio Class 3	17,411,645	20.43	21.46	364,647,154	1.29	1.00	1.55	13.73	14.36
SAST SA Index Allocation 90/10 Portfolio Class 1	286,215	24.00	24.87	7,003,861	1.24	0.40	0.80	16.52	16.98
SAST SA Index Allocation 90/10 Portfolio Class 3	48,187,795	21.67	23.06	1,085,874,469	1.19	1.00	1.70	15.22	16.03
SAST SA International Index Portfolio Class 1	52,187	15.73	16.22	837,448	1.89	0.40	0.80	29.96	30.48
SAST SA International Index Portfolio Class 3	2,353,912	14.93	15.75	36,267,785	2.04	1.00	1.65	28.47	29.30
SAST SA Invesco Growth Opportunities Portfolio Class 1	337,080	17.16	17.86	6,381,048	0.00	0.40	1.77	4.23	5.67
SAST SA Invesco Growth Opportunities Portfolio Class 2	111,777	16.50	18.38	2,038,190	0.00	1.52	1.97	3.93	4.39
SAST SA Invesco Growth Opportunities Portfolio Class 3	4,283,140	25.36	30.24	118,627,315	0.00	1.00	2.30	3.52	4.87
SAST SA Janus Focused Growth Portfolio Class 1	274,369	30.84	62.43	17,831,544	0.00	0.40	1.77	16.32	17.92
SAST SA Janus Focused Growth Portfolio Class 2	132,970	60.38	64.07	8,449,588	0.00	1.52	1.77	16.16	16.45
SAST SA Janus Focused Growth Portfolio Class 3	2,646,258	46.02	50.27	157,961,410	0.00	1.00	2.30	15.36	16.87
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	2,229,398	18.01	22.48	93,538,978	2.11	0.55	1.77	10.97	12.33
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	398,991	36.81	40.90	16,098,164	1.87	1.52	1.97	10.62	11.11
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	6,596,269	21.29	22.66	188,697,851	1.84	1.00	2.30	10.09	11.53
SAST SA JPMorgan Emerging Markets Portfolio Class 1	538,561	14.01	26.72	14,931,284	2.36	0.40	1.77	33.89	35.74
SAST SA JPMorgan Emerging Markets Portfolio Class 2	86,626	24.66	27.41	2,347,077	2.48	1.52	1.97	33.33	33.93
SAST SA JPMorgan Emerging Markets Portfolio Class 3	4,771,820	14.51	14.85	92,869,544	2.23	1.00	2.30	32.91	34.65
SAST SA JPMorgan Equity-Income Portfolio Class 1	931,256	20.78	33.26	98,147,983	2.18	0.40	1.77	12.63	14.18
SAST SA JPMorgan Equity-Income Portfolio Class 2	83,808	96.46	107.44	8,877,811	1.92	1.52	1.97	12.20	12.70
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,105,354	30.74	30.99	240,229,931	2.03	1.00	2.30	11.71	13.17
SAST SA JPMorgan Large Cap Core Portfolio Class 1	301,172	25.49	80.72	25,589,987	0.40	0.40	1.77	12.46	14.01
SAST SA JPMorgan Large Cap Core Portfolio Class 2	44,132	74.46	82.90	3,633,246	0.25	1.52	1.97	12.06	12.56
SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,722,829	37.14	37.39	84,974,075	0.17	1.00	2.30	11.56	13.02
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	957,113	11.87	29.15	27,757,490	3.78	0.40	1.77	5.40	6.86
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	183,470	28.07	29.83	5,418,135	3.70	1.52	1.77	5.15	5.41
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	37,316,873	10.93	12.54	603,303,129	3.63	1.00	2.30	4.55	5.92
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,116,764	22.99	30.38	58,267,855	0.00	0.40	1.77	6.17	7.64
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	258,827	47.00	53.95	13,360,002	0.00	1.40	1.97	5.83	6.44
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,424,579	36.93	45.40	342,903,432	0.00	1.00	2.30	5.41	6.78
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	1,481,795	11.40	11.62	18,173,016	4.66	0.40	1.77	2.78	4.20
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	506,205	10.74	11.92	6,007,510	4.48	1.52	1.97	2.38	2.84
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	18,275,298	7.63	10.03	174,447,432	4.77	1.00	2.30	2.02	3.35
SAST SA Large Cap Growth Index Portfolio Class 1	18,322	31.83	32.20	583,585	0.25	0.40	0.55	21.14	21.32
SAST SA Large Cap Growth Index Portfolio Class 3	2,514,346	28.93	30.17	74,354,236	0.10	1.00	1.55	19.64	20.30
SAST SA Large Cap Index Portfolio Class 1	165,004	28.07	29.01	4,675,340	0.65	0.40	0.80	16.63	17.09
SAST SA Large Cap Index Portfolio Class 3	4,490,494	25.85	27.05	118,813,621	0.89	1.00	1.55	15.47	16.11
SAST SA Large Cap Value Index Portfolio Class 1	18,892	21.28	21.94	409,655	1.28	0.40	0.80	11.90	12.35
SAST SA Large Cap Value Index Portfolio Class 3	3,416,464	19.70	20.55	68,823,543	1.41	1.00	1.55	10.84	11.45
SAST SA MFS Large Cap Growth Portfolio Class 1	394,048	31.88	35.34	14,843,882	0.00	0.40	1.77	14.60	16.18
SAST SA MFS Large Cap Growth Portfolio Class 2	97,095	34.22	36.37	3,497,077	0.00	1.52	1.77	14.48	14.77
SAST SA MFS Large Cap Growth Portfolio Class 3	2,938,464	52.22	52.46	164,280,813	0.00	1.00	2.30	13.74	15.23
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	396,066	23.82	44.99	40,794,194	0.85	0.40	1.77	11.83	13.37
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	65,835	90.91	100.77	6,541,210	0.69	1.52	1.97	11.44	11.94
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	3,078,161	35.72	39.65	171,661,398	0.58	1.00	2.30	10.95	12.40
SAST SA MFS Total Return Portfolio Class 1	1,113,737	17.99	29.43	70,790,809	2.46	0.40	1.77	9.05	10.55
SAST SA MFS Total Return Portfolio Class 2	250,913	58.23	64.74	16,014,133	2.30	1.52	1.97	8.67	9.16
SAST SA MFS Total Return Portfolio Class 3	6,621,115	20.45	21.13	205,755,111	2.30	1.00	2.30	8.17	9.59
SAST SA Mid Cap Index Portfolio Class 1	21,337	18.10	18.66	393,252	0.98	0.40	0.80	6.21	6.64
SAST SA Mid Cap Index Portfolio Class 3	4,479,010	16.64	17.99	78,839,781	0.89	1.00	1.95	4.70	5.69
SAST SA Morgan Stanley International Equities Portfolio Class 1	868,899	14.65	20.62	19,017,255	1.72	0.40	1.77	19.11	20.75
SAST SA Morgan Stanley International Equities Portfolio Class 2	258,808	19.08	21.19	5,411,234	1.53	1.52	1.97	18.77	19.31
SAST SA Morgan Stanley International Equities Portfolio Class 3	4,795,515	13.68	15.68	87,358,965	1.44	1.00	2.30	18.24	19.78
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	484,881	10.04	12.20	9,372,728	5.11	0.40	1.77	7.16	8.64

80

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2025				For the Year Ended December 31, 2025
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	104,445	17.16	19.05	1,960,465	4.65	1.52	1.97	6.76	7.24
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	14,515,676	8.84	9.20	170,927,650	5.14	1.00	2.30	6.25	7.64
SAST SA PIMCO RAE International Value Portfolio Class 1	11,080	14.30	14.47	160,259	3.52	0.40	0.55	35.56	35.76
SAST SA PIMCO RAE International Value Portfolio Class 2	293,852	24.98	28.13	8,219,895	3.32	1.52	1.97	33.38	33.98
SAST SA PIMCO RAE International Value Portfolio Class 3	11,614,751	13.54	15.83	232,766,382	3.09	1.00	2.30	32.82	34.56
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	—	13.71	14.17	—	1.61	0.40	0.80	-3.30	-3.18
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	—	12.76	13.87	—	1.50	1.00	1.90	-3.68	-3.41
SAST SA PineBridge High-Yield Bond Portfolio Class 1	523,599	15.10	42.36	23,467,067	6.20	0.40	1.77	6.46	7.93
SAST SA PineBridge High-Yield Bond Portfolio Class 2	115,494	38.95	43.38	4,972,128	6.02	1.52	1.97	6.08	6.56
SAST SA PineBridge High-Yield Bond Portfolio Class 3	2,989,769	16.80	18.31	76,368,150	6.00	1.00	2.30	5.70	7.08
SAST SA Putnam International Value Portfolio Class 1	795,647	18.24	20.52	23,723,285	2.46	0.40	1.77	32.89	34.73
SAST SA Putnam International Value Portfolio Class 2	172,079	26.51	29.38	5,015,456	2.30	1.52	1.97	32.44	33.03
SAST SA Putnam International Value Portfolio Class 3	3,864,428	14.78	20.19	88,595,080	2.18	1.00	2.30	31.89	33.61
SAST SA Schroders VCP Global Allocation Portfolio Class 1	24,398	15.62	15.83	383,740	2.18	0.40	0.55	12.10	12.27
SAST SA Schroders VCP Global Allocation Portfolio Class 3	22,601,264	14.29	14.75	352,545,826	1.82	1.00	1.90	10.20	11.20
SAST SA Small Cap Index Portfolio Class 1	17,415	16.10	16.60	285,965	0.67	0.40	0.80	11.42	11.87
SAST SA Small Cap Index Portfolio Class 3	4,601,161	14.65	15.84	71,335,155	0.65	1.00	1.95	9.87	10.92
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 1	19,115	20.50	20.75	391,857	1.09	0.40	0.55	15.13	15.30
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	25,877,265	17.89	19.34	489,368,856	0.97	1.00	1.95	13.16	14.24
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	13,574	18.96	19.65	263,655	2.26	0.40	0.80	15.35	15.81
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	57,121,568	17.51	18.14	1,097,249,096	1.94	1.00	1.90	13.79	14.82
SAST SA VCP Dynamic Allocation Portfolio Class 1	51,891	18.36	19.02	976,109	2.87	0.40	0.80	10.60	11.05
SAST SA VCP Dynamic Allocation Portfolio Class 3	312,843,346	16.96	19.13	6,571,392,395	2.09	1.00	2.02	8.90	10.02
SAST SA VCP Dynamic Strategy Portfolio Class 1	33,541	18.14	18.39	613,492	2.67	0.40	0.55	10.61	10.77
SAST SA VCP Dynamic Strategy Portfolio Class 3	202,050,087	16.48	18.53	4,075,973,737	2.30	1.00	2.02	8.67	9.78
SAST SA VCP Index Allocation Portfolio Class 1	39,713	17.36	17.95	707,938	2.38	0.40	0.80	11.19	11.63
SAST SA VCP Index Allocation Portfolio Class 3	27,483,131	15.99	16.74	449,797,384	1.92	1.00	1.55	10.10	10.71
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,140,267	29.96	91.98	419,796,260	0.00	0.40	1.77	12.53	14.08
SAST SA Wellington Capital Appreciation Portfolio Class 2	149,872	317.72	358.97	52,143,144	0.00	1.40	1.97	12.15	12.79
SAST SA Wellington Capital Appreciation Portfolio Class 3	12,945,259	55.47	74.74	1,301,009,763	0.00	1.00	2.30	11.66	13.12
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	114,942	18.55	104.45	11,292,363	1.72	0.55	1.40	12.74	13.70
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	7,185,204	16.34	17.84	124,837,667	1.51	1.00	1.95	11.89	12.95
VALIC Company I International Equities Index Fund	161,363	17.47	17.76	2,854,786	3.77	1.10	1.40	29.00	29.38
VALIC Company I International Socially Responsible Fund	58,825	19.37	21.55	1,266,386	2.61	1.10	1.35	25.61	25.93
VALIC Company I Mid Cap Index Fund	124,524	22.29	24.48	2,989,406	1.22	1.10	1.40	5.47	5.78
VALIC Company I Nasdaq-100 Index Fund	85,245	48.60	57.85	4,734,936	0.45	1.10	1.70	18.40	19.11
VALIC Company I Small Cap Index Fund	134,859	18.30	22.47	2,931,007	1.16	1.10	1.70	10.34	11.00
VALIC Company I Stock Index Fund	307,724	31.46	36.12	11,016,782	1.19	1.10	1.70	15.57	16.26

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	57,029	137.46	141.24	8,048,800	6.46	1.30	1.40	8.25	8.36
American Funds IS Asset Allocation Fund Class 2	1,070,333	41.40	43.76	46,625,192	2.13	1.52	1.77	14.38	14.67
American Funds IS Asset Allocation Fund Class 3	235,994	132.44	136.08	32,080,177	2.23	1.30	1.40	14.89	15.00
American Funds IS Capital Income Builder Class 4	116,914	13.41	14.72	1,712,912	3.15	1.10	1.70	8.07	8.72
American Funds IS Global Growth Fund Class 2	1,847,979	68.87	76.15	139,462,552	1.57	1.52	1.97	11.45	11.96
American Funds IS Growth Fund Class 2	2,830,216	106.96	118.22	331,718,556	0.34	1.52	1.97	29.04	29.63
American Funds IS Growth Fund Class 3	245,900	1,093.66	1,123.78	276,093,386	0.39	1.30	1.40	29.87	30.00
American Funds IS Growth-Income Fund Class 2	3,433,086	64.59	71.42	242,956,708	1.10	1.52	1.97	21.79	22.34
American Funds IS Growth-Income Fund Class 3	283,172	533.36	548.05	155,012,171	1.16	1.30	1.40	22.59	22.71
American Funds IS International Fund Class 3	191,667	74.08	76.12	14,569,328	1.23	1.30	1.40	1.75	1.85
American Funds IS U.S. Government Securities Fund Class 3	126,614	38.68	39.75	5,024,759	3.73	1.30	1.40	-0.62	-0.52
American Funds IS Ultra-Short Bond Fund Class 3	194,120	20.03	20.58	3,987,997	4.95	1.30	1.40	3.44	3.55
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	21,538	16.00	16.91	352,618	1.99	1.10	1.40	9.80	10.13
BlackRock Global Allocation V.I. Fund Class III	31,713	13.50	14.92	465,794	1.27	1.10	1.70	7.08	7.73
Columbia VP Dividend Opportunity Fund Class 1	50,874	29.14	30.94	1,562,163	0.00	1.52	1.77	13.38	13.67
Columbia VP Emerging Markets Bond Fund Class 2	6,748		11.14	75,188	4.98		1.10		4.97
Columbia VP Income Opportunities Fund Class 1	185,318	27.12	31.02	5,595,499	5.62	1.52	2.17	3.62	4.30
Columbia VP Large Cap Growth Fund Class 1	642,293	33.19	34.67	22,075,522	0.00	1.52	2.02	28.69	29.34
Columbia VP Limited Duration Credit Fund Class 2	17,340	10.26	10.86	186,463	3.20	1.10	1.70	2.86	3.48
Columbia VP Overseas Core Fund Class 2	92,049	13.47	13.77	1,265,563	4.08	1.52	1.77	1.42	1.67
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	9,396	35.49	40.38	374,625	0.00	1.52	1.77	21.50	21.80
Columbia VP Small Company Growth Fund Class 1	7,556	46.50	49.39	369,882	2.40	1.52	1.77	21.92	22.23
CTIVP Principal Large Cap Growth Fund Class 1	66,172	29.55	30.19	1,992,922	0.00	1.52	1.77	19.28	19.58
FTVIP Franklin Allocation VIP Fund Class 1	—		14.17	—	2.28		0.55		10.07
FTVIP Franklin Allocation VIP Fund Class 2	1,666,775	15.92	17.10	30,558,095	2.05	1.00	2.30	6.66	8.06
FTVIP Franklin Income VIP Fund Class 1	73,795	13.96	14.34	1,048,070	5.74	0.40	0.80	6.60	7.03
FTVIP Franklin Income VIP Fund Class 2	6,663,118	16.37	16.94	131,934,535	5.15	1.00	2.30	4.75	6.13
FTVIP Franklin Strategic Income VIP Fund Class 2	35,756	10.27	10.73	383,429	6.57	1.10	1.40	2.57	2.88

81

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Goldman Sachs VIT Government Money Market Fund Institutional Shares	974,129	10.46	11.43	10,407,837	4.51	0.40	1.52	3.58	4.75
Goldman Sachs VIT Government Money Market Fund Service Shares	28,336,955	9.51	10.65	293,885,758	4.87	1.00	2.30	2.51	3.86
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	22,834	9.78	10.28	233,201	2.32	1.10	1.40	1.67	1.98
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,375	12.71	13.71	18,589	3.24	1.10	1.35	10.25	10.53
Invesco V.I. American Franchise Fund Series I	1,287	24.94	25.62	32,311	0.00	0.40	0.80	33.81	34.35
Invesco V.I. American Franchise Fund Series II	2,933,412	43.62	49.06	168,466,663	0.00	1.00	2.30	31.49	33.22
Invesco V.I. Balanced-Risk Allocation Fund Series II	41,040	11.49	12.94	524,344	5.69	1.10	1.70	1.80	2.42
Invesco V.I. Comstock Fund Series I	53,878	18.11	18.60	994,442	1.80	0.40	0.80	14.25	14.71
Invesco V.I. Comstock Fund Series II	9,082,181	26.85	28.07	321,095,305	1.52	1.00	2.30	12.24	13.72
Invesco V.I. Growth and Income Fund Series I	57,068	16.77	17.23	972,844	1.38	0.40	0.80	15.07	15.53
Invesco V.I. Growth and Income Fund Series II	9,153,541	25.04	26.17	322,530,330	1.21	1.00	2.30	13.08	14.56
Nomura VIP Asset Strategy Series Service Class	9,007	13.59	14.89	132,529	1.58	1.10	1.70	10.53	11.20
Lord Abbett Bond Debenture Portfolio Class VC	50,438	12.58	12.95	648,580	4.78	1.10	1.40	5.23	5.55
Lord Abbett Fundamental Equity Portfolio Class VC	2,949		19.85	58,524	0.77		1.10		15.37
Lord Abbett Growth and Income Portfolio Class VC	4,485,967	18.47	23.68	140,503,134	0.85	0.40	2.30	17.85	20.12
Lord Abbett Mid Cap Stock Portfolio Class VC	319,341	32.48	34.38	10,943,975	0.46	1.52	1.77	12.87	13.16
Lord Abbett Short Duration Income Portfolio Class VC	156,552	10.29	10.96	1,711,151	4.23	1.10	1.70	3.36	3.98
Morgan Stanley VIF Global Infrastructure Portfolio Class II	—	13.25	14.87	—	1.82	1.10	1.70	14.50	15.14
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	—	12.95	13.27	—	4.20	1.10	1.40	4.39	4.49
PIMCO All Asset Portfolio Advisor Class	833	12.91	13.15	10,760	7.70	1.10	1.35	2.18	2.44
PIMCO Dynamic Bond Portfolio Advisor Class	38,952	10.77	11.41	441,384	4.82	1.10	1.70	3.72	4.35
PIMCO Emerging Markets Bond Portfolio Advisor Class	508,334	9.87	10.17	5,117,672	6.22	1.00	1.55	5.76	6.35
PIMCO Total Return Portfolio Advisor Class	27,932,857	8.90	9.46	259,915,459	3.94	1.00	1.95	0.44	1.41
PIMCO Total Return Portfolio Institutional Class	120,562	9.57	9.89	1,178,574	4.23	0.40	0.80	1.86	2.28
PVC Core Plus Bond Account Class 1	269,955	9.27	9.56	2,570,672	3.13	1.40	1.95	-1.06	-0.51
PVC Diversified International Account Class 1	52,727	9.16	10.80	548,083	2.84	1.40	1.95	2.67	3.24
PVC Equity Income Account Class 1	279,983	30.57	33.58	9,309,859	2.11	1.40	1.80	13.43	13.88
PVC Equity Income Account Class 2	186,967	27.82	29.56	5,615,729	1.93	1.52	1.95	12.99	13.48
PVC Government & High Quality Bond Account Class 1	126,235	6.71	7.98	967,548	2.89	1.40	1.95	-1.34	-0.79
PVC Large Cap Growth Account I Class 1	68,137	19.84	20.45	1,383,786	0.00	1.40	1.95	22.71	23.39
PVC MidCap Account Class 1	31,839	50.79	55.74	1,753,741	0.25	1.40	1.80	18.11	18.59
PVC MidCap Account Class 2	12,620	46.17	50.64	632,453	0.05	1.55	1.95	17.65	18.13
PVC Principal Capital Appreciation Account Class 1	214,693	56.67	62.23	13,253,827	0.77	1.40	1.80	23.59	24.09
PVC Principal Capital Appreciation Account Class 2	34,000	51.47	56.46	1,916,771	0.57	1.55	1.95	23.10	23.60
PVC Real Estate Securities Account Class 1	7,206	45.60	47.83	343,227	2.35	1.40	1.55	3.95	4.11
PVC Real Estate Securities Account Class 2	4,604	42.75	44.62	203,797	2.20	1.55	1.70	3.62	3.78
PVC SAM Balanced Portfolio Class 1	849,315	22.42	24.63	20,330,351	2.03	1.40	1.80	10.61	11.05
PVC SAM Balanced Portfolio Class 2	781,997	20.50	22.64	17,361,705	1.80	1.52	1.95	10.20	10.68
PVC SAM Conservative Balanced Portfolio Class 1	145,244	13.52	14.83	2,088,522	2.56	1.40	1.80	7.01	7.44
PVC SAM Conservative Balanced Portfolio Class 2	109,569	12.38	19.04	1,493,834	2.42	1.52	1.95	6.58	7.04
PVC SAM Conservative Growth Portfolio Class 1	343,930	26.99	29.62	9,896,281	1.44	1.40	1.80	13.16	13.62
PVC SAM Conservative Growth Portfolio Class 2	358,096	24.59	27.11	9,537,859	1.21	1.52	1.95	12.71	13.20
PVC SAM Flexible Income Portfolio Class 1	110,385	13.73	15.09	1,613,299	2.80	1.40	1.80	4.78	5.20
PVC SAM Flexible Income Portfolio Class 2	168,919	12.59	17.08	2,335,338	2.81	1.52	1.95	4.36	4.81
PVC SAM Strategic Growth Portfolio Class 1	95,902	32.15	35.25	3,294,409	1.11	1.40	1.80	14.92	15.39
PVC SAM Strategic Growth Portfolio Class 2	151,362	29.30	32.39	4,782,299	0.93	1.52	1.95	14.41	14.91
PVC Short-Term Income Account Class 1	86,569	7.07	8.32	688,776	3.23	1.40	1.95	3.05	3.62
PVC SmallCap Account Class 1	17,881	19.31	21.18	366,668	0.37	1.40	1.80	5.08	5.50
PVC SmallCap Account Class 2	11,333	17.62	19.27	216,843	0.14	1.55	1.95	4.59	5.01
SST SA Allocation Aggressive Portfolio Class 1	59,728	18.58	19.18	1,136,959	1.39	0.40	0.80	13.08	13.54
SST SA Allocation Aggressive Portfolio Class 3	11,141,040	17.31	24.06	300,075,787	1.21	1.00	2.02	11.41	12.56
SST SA Allocation Balanced Portfolio Class 1	2,773		14.62	40,538	2.13		0.40		7.80
SST SA Allocation Balanced Portfolio Class 3	7,858,435	13.37	16.62	152,339,811	1.84	1.00	2.30	5.62	7.01
SST SA Allocation Moderate Portfolio Class 1	9,397	16.16	16.35	153,285	1.59	0.40	0.55	10.04	10.21
SST SA Allocation Moderate Portfolio Class 3	8,004,348	14.86	18.74	173,894,476	1.63	1.00	2.30	7.90	9.32
SST SA Allocation Moderately Aggressive Portfolio Class 1	17,386	17.22	17.43	302,236	1.59	0.40	0.55	11.27	11.44
SST SA Allocation Moderately Aggressive Portfolio Class 3	9,929,958	15.77	19.86	228,337,018	1.49	1.00	2.30	9.01	10.44
SST SA American Century Inflation Managed Portfolio Class 1	9,658	10.63	10.98	105,312	4.22	0.40	0.80	0.89	1.30
SST SA American Century Inflation Managed Portfolio Class 3	22,406,661	9.80	10.21	253,562,086	3.38	1.00	2.30	-0.75	0.56
SST SA Columbia Focused Value Portfolio Class 3	1,139	20.54	22.39	25,168	2.04	1.10	1.35	10.97	11.25
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 1	27,585	19.83	20.07	548,077	1.60	0.40	0.55	18.56	18.74
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	5,508,183	18.95	19.83	106,842,220	1.37	1.00	1.55	17.06	17.70
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	13,962	9.31	10.12	138,385	2.91	1.10	1.70	-0.30	0.31
SST SA Multi-Managed International Equity Portfolio Class 3	22,010	13.26	13.47	294,774	2.16	1.10	1.40	1.32	1.63
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	25,114	27.48	32.37	733,044	0.00	1.10	1.70	32.17	32.97
SST SA Multi-Managed Large Cap Value Portfolio Class 3	6,088	18.65	19.84	118,862	1.74	1.10	1.40	8.77	9.09
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	6,956	24.56	26.80	182,411	0.00	1.10	1.40	21.19	21.55
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	12,114	17.44	20.10	240,544	0.75	1.10	1.70	11.89	12.57
SST SA Multi-Managed Small Cap Portfolio Class 3	10,727	16.67	18.63	188,395	0.12	1.10	1.40	8.68	9.01
SST SA T. Rowe Price Growth Stock Portfolio Class 3	13,835	27.33	31.68	434,757	0.00	1.10	1.35	27.26	27.58
SAST SA AB Growth Portfolio Class 1	5,468,855	27.47	53.96	457,678,630	0.00	0.40	1.77	23.05	24.75
SAST SA AB Growth Portfolio Class 2	247,941	181.87	208.14	49,414,654	0.00	1.40	1.97	22.60	23.30
SAST SA AB Growth Portfolio Class 3	6,633,250	52.54	56.10	572,304,389	0.00	1.00	2.30	22.09	23.70

82

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA AB Small & Mid Cap Value Portfolio Class 1	61,125	14.95	15.35	930,939	0.64	0.40	0.80	8.94	9.38
SAST SA AB Small & Mid Cap Value Portfolio Class 2	154,882	50.07	55.40	8,513,349	0.49	1.52	1.97	7.51	8.00
SAST SA AB Small & Mid Cap Value Portfolio Class 3	8,169,183	22.75	28.56	319,762,801	0.43	1.00	2.30	6.99	8.40
SAST SA American Funds Asset Allocation Portfolio Class 1	430,248	18.27	18.86	8,046,142	1.90	0.40	0.80	15.49	15.96
SAST SA American Funds Asset Allocation Portfolio Class 3	59,390,837	22.17	23.62	1,660,139,844	1.80	1.00	2.30	13.53	15.02
SAST SA American Funds Global Growth Portfolio Class 1	68,384	18.11	18.60	1,260,991	0.92	0.40	0.80	12.77	13.22
SAST SA American Funds Global Growth Portfolio Class 3	9,742,004	28.07	31.60	353,252,815	0.56	1.00	2.30	10.66	12.12
SAST SA American Funds Growth Portfolio Class 1	165,744	27.85	28.61	4,698,987	0.28	0.40	0.80	30.59	31.11
SAST SA American Funds Growth Portfolio Class 3	16,549,730	49.44	51.72	1,001,698,611	0.07	1.00	2.30	28.30	29.99
SAST SA American Funds Growth-Income Portfolio Class 1	82,188	20.98	21.55	1,754,189	1.26	0.40	0.80	23.17	23.67
SAST SA American Funds Growth-Income Portfolio Class 3	11,186,145	34.71	34.89	454,262,483	0.92	1.00	2.30	21.06	22.65
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	57,702	17.28	17.49	1,001,506	1.41	0.40	0.55	17.06	17.24
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	79,837,572	15.87	17.98	1,614,499,081	1.09	1.00	2.30	14.74	16.25
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	14,131	12.57	12.70	179,502	0.00	0.55	0.80	11.29	11.57
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	4,321,083	12.04	12.33	52,654,272	0.00	1.00	1.55	10.17	10.78
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	33,004	13.00	13.42	438,289	1.60	0.40	0.80	7.26	7.69
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	43,371,219	12.17	12.26	559,758,539	1.29	1.00	1.90	5.84	6.80
SAST SA Emerging Markets Equity Index Portfolio Class 1	19,021	10.08	10.35	195,811	1.99	0.40	0.80	4.97	5.40
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,792,660	9.43	9.78	17,222,505	1.87	1.00	1.55	3.93	4.51
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,048,793	11.90	30.73	32,936,605	3.28	0.40	1.77	0.55	1.94
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	315,792	28.46	31.52	9,885,557	3.11	1.52	1.97	0.18	0.64
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	42,498,156	12.05	15.60	838,527,436	3.22	1.00	2.30	-0.28	1.04
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	637,588	17.73	52.79	34,698,905	1.34	0.40	1.77	19.49	21.15
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 2	50,983	49.09	55.82	2,757,563	1.20	1.40	1.97	19.08	19.77
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	1,592,358	21.58	24.05	44,630,159	1.14	1.00	2.30	18.61	20.17
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	26,786	15.06	15.19	403,415	0.34	0.40	0.55	7.25	7.41
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	931,140	14.04	14.48	13,276,457	0.11	1.00	1.55	5.91	6.49
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	279,728	15.21	46.43	13,526,617	2.20	0.40	1.77	6.06	7.53
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	63,184	43.08	47.66	2,960,924	2.06	1.52	1.97	5.71	6.19
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	5,091,148	14.57	16.86	118,266,867	1.90	1.00	2.30	5.15	6.54
SAST SA Fixed Income Index Portfolio Class 1	7,614	10.21	10.51	79,388	3.41	0.40	0.80	0.28	0.68
SAST SA Fixed Income Index Portfolio Class 3	7,432,362	9.49	9.88	71,988,044	2.51	1.00	1.55	-0.71	-0.16
SAST SA Fixed Income Intermediate Index Portfolio Class 1	2,284		10.83	24,747	2.33		0.40		2.50
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,803,052	9.78	10.18	37,963,915	2.57	1.00	1.55	1.01	1.57
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	2,405,103	18.38	37.69	272,141,857	2.17	0.40	1.77	16.66	18.27
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	346,965	100.99	115.39	38,540,949	2.03	1.40	1.97	16.18	16.85
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	6,332,083	27.11	27.24	316,611,747	1.91	1.00	2.30	15.70	17.23
SAST SA Franklin Small Company Value Portfolio Class 1	9,476	15.87	16.30	153,164	0.98	0.40	0.80	11.06	11.51
SAST SA Franklin Small Company Value Portfolio Class 3	5,030,119	22.66	24.62	137,488,224	0.73	1.00	2.30	9.12	10.55
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	7,507	19.82	20.24	151,570	0.53	0.40	0.80	29.32	29.84
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	1,028,316	18.81	19.36	19,630,697	0.54	1.00	1.55	28.07	28.78
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	392,252	20.22	52.42	21,229,765	1.32	0.40	1.77	18.24	19.88
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	92,871	48.72	53.83	4,953,002	1.16	1.52	1.97	17.81	18.34
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	3,666,556	30.66	39.25	171,417,785	1.06	1.00	2.30	17.32	18.86
SAST SA Franklin Tactical Opportunities Portfolio Class 1	11,387	15.35	15.80	179,060	0.17	0.40	0.80	12.01	12.46
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,703,541	14.28	14.86	82,922,155	0.14	1.00	1.55	10.82	11.44
SAST SA Global Index Allocation 60/40 Portfolio Class 1	—	14.08	14.46	—	1.59	0.40	0.80	10.13	10.53
SAST SA Global Index Allocation 60/40 Portfolio Class 3	5,225,036	12.92	13.41	68,784,621	1.90	1.00	1.55	6.94	7.54
SAST SA Global Index Allocation 75/25 Portfolio Class 1	28,332	14.55	14.79	419,133	1.56	0.55	0.80	9.64	9.91
SAST SA Global Index Allocation 75/25 Portfolio Class 3	5,322,437	13.61	14.12	73,799,220	1.32	1.00	1.55	8.53	9.13
SAST SA Global Index Allocation 90/10 Portfolio Class 1	276,399	15.52	15.67	4,315,184	1.57	0.40	0.55	11.25	11.42
SAST SA Global Index Allocation 90/10 Portfolio Class 3	18,571,964	14.27	14.80	270,121,574	1.36	1.00	1.55	9.87	10.48
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	1,672,256	10.35	12.93	36,592,324	3.78	0.40	1.77	-0.71	0.67
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 2	698,381	17.56	19.46	13,465,153	3.72	1.52	1.97	-1.06	-0.61
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	26,145,934	9.71	9.81	350,992,155	3.62	1.00	2.30	-1.41	-0.11
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	410		15.66	6,424	4.75		0.40		13.25
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,280,437	14.15	14.73	32,901,045	4.49	1.00	1.55	11.65	12.27
SAST SA Index Allocation 60/40 Portfolio Class 1	22,724		17.38	394,933	1.48		0.55		11.69
SAST SA Index Allocation 60/40 Portfolio Class 3	11,753,207	15.55	16.44	189,125,335	1.21	1.00	1.70	10.11	10.89
SAST SA Index Allocation 80/20 Portfolio Class 1	147,486	19.46	20.08	2,933,331	1.31	0.40	0.80	14.26	14.72
SAST SA Index Allocation 80/20 Portfolio Class 3	19,804,029	17.97	18.77	363,676,723	1.13	1.00	1.55	13.08	13.71
SAST SA Index Allocation 90/10 Portfolio Class 1	408,279	20.60	21.26	8,574,014	1.36	0.40	0.80	15.48	15.94
SAST SA Index Allocation 90/10 Portfolio Class 3	53,902,314	19.03	19.88	1,049,272,647	1.11	1.00	1.55	14.29	14.93
SAST SA International Index Portfolio Class 1	91,043	12.11	12.43	1,121,403	2.35	0.40	0.80	2.21	2.62
SAST SA International Index Portfolio Class 3	2,295,399	11.62	12.18	27,426,962	2.43	1.00	1.65	1.15	1.82
SAST SA Invesco Growth Opportunities Portfolio Class 1	376,904	16.24	17.13	6,829,804	0.00	0.40	1.77	14.37	15.96
SAST SA Invesco Growth Opportunities Portfolio Class 2	135,989	15.88	17.60	2,378,955	0.00	1.52	1.97	13.94	14.46
SAST SA Invesco Growth Opportunities Portfolio Class 3	4,575,209	24.19	29.21	119,953,105	0.00	1.00	2.30	13.35	14.84
SAST SA Janus Focused Growth Portfolio Class 1	308,727	26.16	53.67	17,134,860	0.00	0.40	1.77	26.25	28.01
SAST SA Janus Focused Growth Portfolio Class 2	161,838	51.98	55.02	8,831,980	0.00	1.52	1.77	26.08	26.39
SAST SA Janus Focused Growth Portfolio Class 3	2,869,597	39.38	43.58	147,030,518	0.00	1.00	2.30	25.31	26.95
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	2,486,914	16.03	20.26	93,898,271	1.75	0.55	1.77	7.60	8.92
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	479,243	33.28	36.81	17,446,596	1.62	1.52	1.97	7.20	7.69

83

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	7,608,670	19.09	20.58	195,378,916	1.55	1.00	2.30	6.77	8.18
SAST SA JPMorgan Emerging Markets Portfolio Class 1	552,160	10.32	19.95	11,348,772	3.00	0.40	1.77	8.68	10.18
SAST SA JPMorgan Emerging Markets Portfolio Class 2	102,623	18.49	20.47	2,080,011	2.76	1.52	1.97	8.34	8.83
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,088,433	10.91	11.03	88,766,956	2.70	1.00	2.30	7.71	9.13
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,089,459	18.20	29.53	101,578,780	2.42	0.40	1.77	10.71	12.24
SAST SA JPMorgan Equity-Income Portfolio Class 2	103,889	85.98	95.33	9,793,172	2.38	1.52	1.97	10.36	10.86
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,602,757	27.16	27.74	231,694,756	2.23	1.00	2.30	9.89	11.34
SAST SA JPMorgan Large Cap Core Portfolio Class 1	344,246	22.36	71.78	25,774,898	0.39	0.40	1.77	21.63	23.32
SAST SA JPMorgan Large Cap Core Portfolio Class 2	49,082	66.45	73.64	3,588,907	0.25	1.52	1.97	21.22	21.77
SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,783,573	32.86	33.52	78,526,232	0.16	1.00	2.30	20.69	22.28
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	979,216	11.11	27.65	27,771,686	3.66	0.40	1.77	0.35	1.74
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	188,977	26.69	28.30	5,319,273	3.50	1.52	1.77	0.20	0.45
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	37,371,729	10.32	11.99	576,745,346	3.48	1.00	2.30	-0.53	0.78
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,214,214	21.36	28.61	59,674,528	0.00	0.40	1.77	12.24	13.80
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	291,087	44.41	50.69	14,138,410	0.00	1.40	1.97	11.78	12.43
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,738,498	34.58	43.07	337,488,920	0.00	1.00	2.30	11.32	12.79
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	1,613,883	10.94	11.30	19,208,042	3.70	0.40	1.77	3.45	4.88
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	533,456	10.49	11.59	6,157,089	3.63	1.52	1.97	3.16	3.62
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	17,743,987	7.48	9.71	165,011,098	3.61	1.00	2.30	2.67	4.03
SAST SA Large Cap Growth Index Portfolio Class 1	27,074	25.84	26.54	712,331	0.51	0.40	0.80	34.60	35.14
SAST SA Large Cap Growth Index Portfolio Class 3	2,454,906	23.94	25.08	60,483,598	0.43	1.00	1.70	33.02	33.96
SAST SA Large Cap Index Portfolio Class 1	426,331	24.06	24.77	10,407,814	0.59	0.40	0.80	23.67	24.16
SAST SA Large Cap Index Portfolio Class 3	4,544,844	22.39	23.30	103,604,552	1.07	1.00	1.55	22.45	23.13
SAST SA Large Cap Value Index Portfolio Class 1	28,624	19.01	19.53	553,826	1.03	0.40	0.80	11.01	11.46
SAST SA Large Cap Value Index Portfolio Class 3	3,395,426	17.78	18.44	61,524,453	0.95	1.00	1.55	9.91	10.52
SAST SA MFS Large Cap Growth Portfolio Class 1	342,649	27.44	30.84	11,232,751	0.09	0.40	1.77	33.36	35.21
SAST SA MFS Large Cap Growth Portfolio Class 2	116,484	29.89	31.69	3,650,518	0.00	1.52	1.77	33.12	33.46
SAST SA MFS Large Cap Growth Portfolio Class 3	3,303,686	45.53	45.91	159,409,330	0.00	1.00	2.30	32.30	34.04
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	454,145	21.01	40.23	41,483,101	1.03	0.40	1.77	17.54	19.17
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	74,986	81.58	90.02	6,652,370	0.91	1.52	1.97	17.14	17.67
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	3,600,846	31.78	35.74	179,501,694	0.76	1.00	2.30	16.62	18.16
SAST SA MFS Total Return Portfolio Class 1	1,293,671	16.27	26.99	75,819,400	2.39	0.40	1.77	5.74	7.21
SAST SA MFS Total Return Portfolio Class 2	292,978	53.58	59.31	17,147,419	2.23	1.52	1.97	5.35	5.83
SAST SA MFS Total Return Portfolio Class 3	7,089,697	18.66	19.53	203,000,466	2.19	1.00	2.30	4.90	6.28
SAST SA Mid Cap Index Portfolio Class 1	28,456	17.04	17.50	493,095	0.96	0.40	0.80	12.59	13.05
SAST SA Mid Cap Index Portfolio Class 3	4,330,396	15.89	17.02	72,262,183	0.95	1.00	1.95	11.07	12.13
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,002,056	12.13	17.31	18,363,281	1.81	0.40	1.77	1.20	2.60
SAST SA Morgan Stanley International Equities Portfolio Class 2	298,998	16.06	17.76	5,237,589	1.62	1.52	1.97	0.73	1.19
SAST SA Morgan Stanley International Equities Portfolio Class 3	5,635,019	11.57	13.09	86,205,380	1.55	1.00	2.30	0.32	1.64
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	594,889	9.24	11.38	10,612,113	2.32	0.40	1.77	-3.16	-1.81
SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	139,389	16.08	17.77	2,452,740	2.07	1.52	1.97	-3.44	-3.00
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	15,777,357	8.21	8.66	173,509,804	2.20	1.00	2.30	-3.84	-2.58
SAST SA PIMCO RAE International Value Portfolio Class 1	12,822	10.55	10.66	136,607	3.86	0.40	0.55	1.38	1.53
SAST SA PIMCO RAE International Value Portfolio Class 2	349,616	18.73	20.99	7,292,963	3.63	1.52	1.97	-0.14	0.32
SAST SA PIMCO RAE International Value Portfolio Class 3	15,564,011	10.19	11.76	231,073,598	3.45	1.00	2.30	-0.57	0.74
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	6,948	14.18	14.63	101,094	6.04	0.40	0.80	8.48	8.92
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	50,459,916	13.21	14.40	774,135,056	4.17	1.00	1.90	6.90	7.87
SAST SA PineBridge High-Yield Bond Portfolio Class 1	569,532	14.00	39.79	23,870,236	6.66	0.40	1.77	5.73	7.20
SAST SA PineBridge High-Yield Bond Portfolio Class 2	127,460	36.72	40.71	5,152,945	6.39	1.52	1.97	5.14	5.62
SAST SA PineBridge High-Yield Bond Portfolio Class 3	3,264,004	15.69	17.33	78,410,601	6.72	1.00	2.30	4.77	6.15
SAST SA Putnam International Value Portfolio Class 1	847,248	13.54	15.44	18,980,115	3.38	0.40	1.77	3.88	5.32
SAST SA Putnam International Value Portfolio Class 2	203,119	20.02	22.09	4,449,859	3.17	1.52	1.97	3.48	3.95
SAST SA Putnam International Value Portfolio Class 3	4,428,894	11.21	15.11	78,487,212	3.02	1.00	2.30	3.05	4.41
SAST SA Schroders VCP Global Allocation Portfolio Class 1	25,266	13.93	14.10	354,259	2.21	0.40	0.55	11.11	11.27
SAST SA Schroders VCP Global Allocation Portfolio Class 3	26,379,734	12.85	13.38	371,299,143	1.65	1.00	1.90	9.44	10.44
SAST SA Small Cap Index Portfolio Class 1	31,200	14.45	14.84	458,962	0.91	0.40	0.80	9.96	10.40
SAST SA Small Cap Index Portfolio Class 3	4,530,496	13.33	14.28	63,476,996	0.89	1.00	1.95	8.52	9.56
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 1	25,493	17.80	18.00	453,896	1.28	0.40	0.55	13.65	13.82
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	27,916,221	15.81	16.93	463,334,238	1.01	1.00	1.95	11.77	12.84
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	14,813	16.77	16.97	248,744	2.11	0.40	0.55	13.06	13.23
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	67,624,085	15.25	15.94	1,134,966,678	1.88	1.00	1.90	11.18	12.19
SAST SA VCP Dynamic Allocation Portfolio Class 1	28,662	16.60	17.13	486,155	1.57	0.40	0.80	12.85	13.30
SAST SA VCP Dynamic Allocation Portfolio Class 3	299,733,590	15.42	17.56	5,737,075,680	1.38	1.00	2.02	11.27	12.42
SAST SA VCP Dynamic Strategy Portfolio Class 1	35,622	16.40	16.60	588,588	1.64	0.40	0.55	12.31	12.48
SAST SA VCP Dynamic Strategy Portfolio Class 3	238,924,080	15.01	17.05	4,408,212,830	1.34	1.00	2.02	10.36	11.50
SAST SA VCP Index Allocation Portfolio Class 1	33,664	15.90	16.08	537,395	1.81	0.40	0.55	15.56	15.74
SAST SA VCP Index Allocation Portfolio Class 3	29,421,222	14.53	15.12	436,037,938	1.62	1.00	1.55	14.07	14.70
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,284,604	26.27	81.74	423,759,905	0.00	0.40	1.77	39.26	41.19
SAST SA Wellington Capital Appreciation Portfolio Class 2	169,131	283.30	318.27	52,210,401	0.00	1.40	1.97	38.79	39.59
SAST SA Wellington Capital Appreciation Portfolio Class 3	13,411,322	49.03	66.93	1,209,176,021	0.00	1.00	2.30	38.18	39.99
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	131,153	16.31	92.64	11,445,038	1.30	0.55	1.40	11.47	12.43
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	7,876,664	14.60	15.80	121,474,406	1.09	1.00	1.95	10.49	11.55
VALIC Company I International Equities Index Fund	237,087	13.55	13.73	3,245,331	2.78	1.10	1.40	1.69	2.00

84

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I International Socially Responsible Fund	61,626	16.15	17.12	1,051,440	1.80	1.10	1.40	1.53	1.83
VALIC Company I Mid Cap Index Fund	142,851	21.13	23.14	3,236,232	1.45	1.10	1.40	11.92	12.26
VALIC Company I Nasdaq-100 Index Fund	93,789	41.05	48.57	4,385,495	0.35	1.10	1.70	23.15	23.90
VALIC Company I Small Cap Index Fund	150,236	16.59	20.24	2,940,725	1.27	1.10	1.70	9.33	9.99
VALIC Company I Stock Index Fund	416,357	27.23	31.07	12,828,445	1.18	1.10	1.70	22.55	23.29

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	63,998	126.98	130.34	8,336,018	6.62	1.30	1.40	10.98	11.09
American Funds IS Asset Allocation Fund Class 2	1,220,075	36.19	38.16	46,348,594	2.16	1.52	1.77	12.27	12.55
American Funds IS Asset Allocation Fund Class 3	253,623	115.28	118.33	29,982,685	2.21	1.30	1.40	12.79	12.90
American Funds IS Capital Income Builder Class 4	202,339	12.41	13.54	2,731,185	2.60	1.10	1.70	6.93	7.57
American Funds IS Global Growth Fund Class 2	2,141,469	61.79	68.01	144,415,664	0.89	1.52	1.97	20.22	20.76
American Funds IS Growth Fund Class 2	3,212,095	82.89	91.20	290,362,877	0.36	1.52	1.97	35.79	36.40
American Funds IS Growth Fund Class 3	273,391	842.11	864.44	236,114,254	0.42	1.30	1.40	36.65	36.78
American Funds IS Growth-Income Fund Class 2	3,966,706	53.03	58.38	229,502,280	1.34	1.52	1.97	23.69	24.24
American Funds IS Growth-Income Fund Class 3	317,922	435.08	446.61	141,817,300	1.39	1.30	1.40	24.47	24.60
American Funds IS International Fund Class 3	221,421	72.81	74.74	16,519,604	1.37	1.30	1.40	14.39	14.50
American Funds IS U.S. Government Securities Fund Class 3	147,743	38.92	39.96	5,897,074	3.52	1.30	1.40	1.57	1.67
American Funds IS Ultra-Short Bond Fund Class 3	214,810	19.36	19.87	4,267,706	4.59	1.30	1.40	3.29	3.40
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	25,635	13.90	15.35	383,529	1.88	1.10	1.70	13.38	14.06
BlackRock Global Allocation V.I. Fund Class III	43,476	12.61	13.85	589,977	2.38	1.10	1.70	10.60	11.26
Columbia VP Dividend Opportunity Fund Class 1	56,483	25.70	27.22	1,527,234	0.00	1.52	1.77	3.25	3.51
Columbia VP Emerging Markets Bond Fund Class 2	7,209		10.61	76,520	5.14		1.10		8.82
Columbia VP Income Opportunities Fund Class 1	199,985	26.18	29.74	5,800,141	5.06	1.52	2.17	9.17	9.88
Columbia VP Large Cap Growth Fund Class 1	798,903	25.79	26.80	21,246,132	0.00	1.52	2.02	40.31	41.01
Columbia VP Limited Duration Credit Fund Class 2	22,129	9.97	10.49	230,079	2.42	1.10	1.70	4.87	5.50
Columbia VP Overseas Core Fund Class 2	87,847	13.29	13.54	1,188,110	1.69	1.52	1.77	13.31	13.59
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	10,036	29.21	33.15	328,775	0.00	1.52	1.77	23.05	23.36
Columbia VP Small Company Growth Fund Class 1	8,254	38.14	40.41	330,340	0.00	1.52	1.77	24.42	24.73
CTIVP Principal Large Cap Growth Fund Class 1	68,455	24.77	25.25	1,724,732	0.00	1.52	1.77	37.10	37.44
FTVIP Franklin Allocation VIP Fund Class 1	1,223		12.88	15,746	1.67		0.55		14.14
FTVIP Franklin Allocation VIP Fund Class 2	1,835,668	14.93	15.82	31,291,752	1.45	1.00	2.30	12.01	13.47
FTVIP Franklin Income VIP Fund Class 1	79,498	13.10	13.40	1,056,491	6.24	0.40	0.80	8.01	8.44
FTVIP Franklin Income VIP Fund Class 2	7,106,425	15.42	16.17	132,777,279	5.10	1.00	2.30	6.16	7.55
FTVIP Franklin Strategic Income VIP Fund Class 2	98,437	10.01	10.43	1,007,898	4.46	1.10	1.40	6.68	7.00
Goldman Sachs VIT Government Money Market Fund Institutional Shares	994,600	10.10	10.91	10,187,808	5.09	0.40	1.52	3.47	4.63
Goldman Sachs VIT Government Money Market Fund Service Shares	31,537,575	9.28	10.25	315,699,258	4.69	1.00	2.30	2.41	3.75
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	28,601	9.62	10.08	286,612	5.16	1.10	1.40	6.04	6.36
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,436	11.52	12.40	17,542	1.50	1.10	1.35	14.03	14.31
Invesco V.I. American Franchise Fund Series I	3,167	18.64	19.07	59,874	0.00	0.40	0.80	39.81	40.37
Invesco V.I. American Franchise Fund Series II	2,841,853	32.74	37.31	122,814,939	0.00	1.00	2.30	37.41	39.20
Invesco V.I. Balanced-Risk Allocation Fund Series II	46,534	11.29	12.64	579,123	0.00	1.10	1.70	4.61	5.24
Invesco V.I. Comstock Fund Series I	53,052	15.85	16.21	854,543	2.47	0.40	0.80	11.47	11.91
Invesco V.I. Comstock Fund Series II	10,052,256	23.61	25.01	314,962,675	1.54	1.00	2.30	9.55	10.98
Invesco V.I. Growth and Income Fund Series I	72,040	14.58	14.91	1,064,759	1.43	0.40	0.80	11.77	12.21
Invesco V.I. Growth and Income Fund Series II	10,656,086	21.86	23.14	329,818,454	1.27	1.00	2.30	9.86	11.29
Nomura VIP Asset Strategy Series Service Class	14,461	12.30	13.39	191,066	1.71	1.10	1.70	12.02	12.69
Lord Abbett Bond Debenture Portfolio Class VC	69,744	11.95	12.27	847,107	5.06	1.10	1.40	5.07	5.39
Lord Abbett Fundamental Equity Portfolio Class VC	2,937		17.20	50,519	0.39		1.10		13.38
Lord Abbett Growth and Income Portfolio Class VC	5,340,667	15.37	20.09	140,711,539	0.91	0.40	2.30	10.62	12.74
Lord Abbett Mid Cap Stock Portfolio Class VC	357,769	28.78	30.38	10,836,343	0.45	1.52	1.77	13.40	13.68
Lord Abbett Short Duration Income Portfolio Class VC	177,628	9.96	10.54	1,866,383	4.64	1.10	1.70	3.28	3.90
Morgan Stanley VIF Global Infrastructure Portfolio Class II	56,164	11.58	12.91	718,761	2.35	1.10	1.70	2.52	3.13
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	26,299	12.41	12.70	331,856	0.00	1.10	1.40	13.41	13.75
PIMCO All Asset Portfolio Advisor Class	833	12.64	12.84	10,532	2.71	1.10	1.35	6.57	6.84
PIMCO Dynamic Bond Portfolio Advisor Class	49,567	10.38	10.93	538,447	3.73	1.10	1.70	5.19	5.83
PIMCO Emerging Markets Bond Portfolio Advisor Class	414,251	9.34	9.56	3,936,703	5.52	1.00	1.55	9.30	9.90
PIMCO Total Return Portfolio Advisor Class	23,657,972	8.86	9.33	217,666,112	3.44	1.00	1.95	3.79	4.78
PIMCO Total Return Portfolio Institutional Class	125,452	9.40	9.67	1,198,544	3.86	0.40	0.80	5.25	5.67
PVC Core Plus Bond Account Class 1	290,275	9.37	9.61	2,778,868	2.68	1.40	1.95	3.31	3.88
PVC Diversified International Account Class 1	61,235	8.92	10.46	615,068	1.20	1.40	1.95	15.19	15.82
PVC Equity Income Account Class 1	316,399	26.95	29.48	9,219,700	1.99	1.40	1.80	9.24	9.67
PVC Equity Income Account Class 2	211,419	24.63	26.05	5,578,629	1.85	1.52	1.95	8.79	9.26
PVC Government & High Quality Bond Account Class 1	140,725	6.80	8.04	1,080,712	2.27	1.40	1.95	2.62	3.19
PVC Large Cap Growth Account I Class 1	75,565	16.16	16.58	1,245,468	0.00	1.40	1.95	37.64	38.40
PVC MidCap Account Class 1	33,542	43.00	47.00	1,558,244	0.00	1.40	1.80	23.84	24.33
PVC MidCap Account Class 2	13,174	39.24	42.87	558,315	0.00	1.55	1.95	23.32	23.81
PVC Principal Capital Appreciation Account Class 1	222,863	45.85	50.15	11,090,675	0.81	1.40	1.80	22.92	23.41

85

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC Principal Capital Appreciation Account Class 2	40,035	41.81	45.68	1,825,928	0.61	1.55	1.95	22.44	22.93
PVC Real Estate Securities Account Class 1	7,675	43.87	45.94	351,296	1.81	1.40	1.55	11.59	11.76
PVC Real Estate Securities Account Class 2	4,615	41.25	42.99	196,993	1.62	1.55	1.70	11.11	11.27
PVC SAM Balanced Portfolio Class 1	922,421	20.27	22.18	19,932,514	2.25	1.40	1.80	13.94	14.39
PVC SAM Balanced Portfolio Class 2	907,522	18.60	20.46	18,222,782	2.18	1.52	1.95	13.43	13.91
PVC SAM Conservative Balanced Portfolio Class 1	155,350	12.63	13.81	2,084,668	2.74	1.40	1.80	9.98	10.42
PVC SAM Conservative Balanced Portfolio Class 2	114,573	11.61	17.79	1,459,352	2.59	1.52	1.95	9.65	10.12
PVC SAM Conservative Growth Portfolio Class 1	411,179	23.85	26.07	10,401,056	1.83	1.40	1.80	17.25	17.72
PVC SAM Conservative Growth Portfolio Class 2	476,930	21.82	23.95	11,226,758	1.53	1.52	1.95	16.76	17.26
PVC SAM Flexible Income Portfolio Class 1	142,304	13.10	14.35	1,987,633	3.69	1.40	1.80	7.42	7.85
PVC SAM Flexible Income Portfolio Class 2	193,060	12.06	16.29	2,547,659	2.94	1.52	1.95	7.11	7.57
PVC SAM Strategic Growth Portfolio Class 1	105,572	27.97	30.55	3,148,320	1.43	1.40	1.80	19.70	20.17
PVC SAM Strategic Growth Portfolio Class 2	161,180	25.61	28.19	4,440,550	1.24	1.52	1.95	19.24	19.75
PVC Short-Term Income Account Class 1	97,373	6.86	8.03	745,516	1.48	1.40	1.95	3.57	4.14
PVC SmallCap Account Class 1	18,099	18.38	20.08	352,200	0.30	1.40	1.80	13.47	13.93
PVC SmallCap Account Class 2	11,838	16.85	18.35	215,744	0.04	1.55	1.95	13.17	13.62
SST SA Allocation Aggressive Portfolio Class 1	66,382	16.43	16.89	1,114,384	0.95	0.40	0.80	16.40	16.86
SST SA Allocation Aggressive Portfolio Class 3	11,558,651	15.37	21.60	277,270,186	2.17	1.00	2.02	14.85	16.03
SST SA Allocation Balanced Portfolio Class 1	2,733		13.56	37,066	1.71		0.40		11.27
SST SA Allocation Balanced Portfolio Class 3	8,245,293	12.49	15.74	149,389,773	2.19	1.00	2.30	8.89	10.31
SST SA Allocation Moderate Portfolio Class 1	13,864	14.68	14.83	205,411	2.56	0.40	0.55	13.31	13.48
SST SA Allocation Moderate Portfolio Class 3	8,743,232	13.59	17.37	174,326,977	2.27	1.00	2.30	11.12	12.57
SST SA Allocation Moderately Aggressive Portfolio Class 1	21,889	15.48	15.64	341,693	2.62	0.40	0.55	14.78	14.95
SST SA Allocation Moderately Aggressive Portfolio Class 3	10,761,615	14.28	18.22	224,799,270	2.32	1.00	2.30	12.44	13.90
SST SA American Century Inflation Managed Portfolio Class 1	15,758	10.54	10.84	168,881	4.80	0.40	0.80	2.71	3.12
SST SA American Century Inflation Managed Portfolio Class 3	24,442,955	9.88	10.16	276,216,043	4.55	1.00	2.30	0.94	2.26
SST SA Columbia Focused Value Portfolio Class 3	1,112	18.51	20.13	22,090	0.50	1.10	1.35	3.93	4.19
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 1	29,450	16.73	16.90	493,406	2.13	0.40	0.55	20.36	20.54
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	5,925,561	16.19	16.84	97,922,305	1.54	1.00	1.55	18.77	19.42
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	16,635	9.34	10.09	164,907	2.11	1.10	1.70	4.24	4.86
SST SA Multi-Managed International Equity Portfolio Class 3	21,206	13.09	13.26	279,330	2.26	1.10	1.40	14.23	14.58
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	29,352	20.79	24.34	649,113	0.00	1.10	1.70	34.71	35.52
SST SA Multi-Managed Large Cap Value Portfolio Class 3	9,883	17.15	18.18	174,033	1.87	1.10	1.40	10.95	11.28
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	10,834	20.27	22.05	229,003	0.00	1.10	1.40	19.36	19.72
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	17,127	15.59	17.86	297,291	0.95	1.10	1.70	12.03	12.70
SST SA Multi-Managed Small Cap Portfolio Class 3	10,630	15.34	17.09	171,611	0.24	1.10	1.40	10.74	11.07
SST SA T. Rowe Price Growth Stock Portfolio Class 3	15,301	23.20	24.83	376,248	0.00	1.10	1.40	43.11	43.54
SAST SA AB Growth Portfolio Class 1	6,110,345	22.02	43.85	419,761,554	0.00	0.40	1.77	32.67	34.49
SAST SA AB Growth Portfolio Class 2	296,508	148.35	168.80	47,971,711	0.00	1.40	1.97	32.23	32.98
SAST SA AB Growth Portfolio Class 3	6,928,846	42.47	45.95	502,271,517	0.00	1.00	2.30	31.66	33.37
SAST SA AB Small & Mid Cap Value Portfolio Class 1	66,509	13.72	14.04	926,997	1.01	0.40	0.80	15.92	16.38
SAST SA AB Small & Mid Cap Value Portfolio Class 2	175,737	46.57	51.29	8,955,866	0.71	1.52	1.97	14.46	14.98
SAST SA AB Small & Mid Cap Value Portfolio Class 3	8,793,441	20.99	26.69	321,324,116	0.65	1.00	2.30	13.96	15.45
SAST SA American Funds Asset Allocation Portfolio Class 1	495,837	15.82	16.27	8,007,409	2.64	0.40	0.80	13.37	13.82
SAST SA American Funds Asset Allocation Portfolio Class 3	65,536,344	19.27	20.80	1,597,031,887	2.47	1.00	2.30	11.32	12.77
SAST SA American Funds Global Growth Portfolio Class 1	85,757	16.06	16.43	1,398,121	1.02	0.40	0.80	21.55	22.04
SAST SA American Funds Global Growth Portfolio Class 3	10,773,270	25.03	28.55	349,246,435	0.70	1.00	2.30	19.59	21.15
SAST SA American Funds Growth Portfolio Class 1	203,370	21.33	21.82	4,403,486	1.50	0.40	0.80	37.25	37.80
SAST SA American Funds Growth Portfolio Class 3	17,606,749	38.03	40.31	821,411,071	1.42	1.00	2.30	34.87	36.63
SAST SA American Funds Growth-Income Portfolio Class 1	139,349	17.03	17.42	2,406,761	2.72	0.40	0.80	25.10	25.60
SAST SA American Funds Growth-Income Portfolio Class 3	11,841,065	28.30	28.82	392,742,058	2.24	1.00	2.30	23.00	24.60
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	55,418	14.76	14.92	820,820	1.54	0.40	0.55	15.28	15.46
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	93,060,082	13.66	15.67	1,624,260,974	1.77	1.00	2.30	12.96	14.43
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	18,618	11.29	11.44	212,225	3.33	0.40	0.80	12.54	12.99
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	4,273,756	10.93	11.13	47,144,259	2.02	1.00	1.55	11.36	11.97
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	32,761	12.12	12.46	404,560	0.68	0.40	0.80	11.54	11.98
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	48,598,406	11.39	11.58	589,121,744	0.69	1.00	1.90	9.94	10.93
SAST SA Emerging Markets Equity Index Portfolio Class 1	19,138	9.60	9.82	187,115	3.11	0.40	0.80	8.12	8.56
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,726,218	9.07	9.36	15,910,282	2.49	1.00	1.55	7.08	7.67
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,107,661	11.67	30.56	34,662,124	3.42	0.40	1.77	6.17	7.63
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	337,414	28.41	31.32	10,500,786	3.27	1.52	1.97	5.75	6.23
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	37,887,867	11.92	15.65	751,233,046	3.41	1.00	2.30	5.31	6.68
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	715,079	14.64	44.18	32,552,168	1.48	0.40	1.77	21.67	23.34
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 2	56,459	41.22	46.60	2,552,760	1.36	1.40	1.97	21.21	21.90
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	1,716,217	18.20	20.02	40,499,262	1.26	1.00	2.30	20.67	22.24
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	27,107	13.88	14.14	380,363	0.41	0.40	0.80	26.41	26.91
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	917,982	13.26	13.60	12,321,355	0.20	1.00	1.55	25.14	25.83
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	306,540	14.14	43.78	14,032,537	2.12	0.40	1.77	12.02	13.56
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	69,497	40.75	44.88	3,072,833	1.97	1.52	1.97	11.70	12.20
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	5,746,926	13.85	15.83	125,962,367	1.94	1.00	2.30	11.28	12.73
SAST SA Fixed Income Index Portfolio Class 1	4,948	10.18	10.44	51,337	2.34	0.40	0.80	4.96	5.38
SAST SA Fixed Income Index Portfolio Class 3	7,473,105	9.41	9.90	72,694,238	2.22	1.00	1.80	3.61	4.44
SAST SA Fixed Income Intermediate Index Portfolio Class 1	3,107	10.47	10.57	32,753	2.45	0.40	0.55	4.42	4.58

86

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,695,414	9.54	10.02	36,403,641	1.62	1.00	1.80	2.94	3.76
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	2,733,465	15.54	32.31	265,072,079	2.34	0.40	1.77	5.50	6.95
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	397,410	86.93	98.76	37,818,286	2.18	1.40	1.97	5.20	5.80
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	7,381,202	23.23	23.43	316,403,982	2.09	1.00	2.30	4.74	6.11
SAST SA Franklin Small Company Value Portfolio Class 1	9,544	14.29	14.62	138,512	0.55	0.40	0.80	12.11	12.56
SAST SA Franklin Small Company Value Portfolio Class 3	5,509,773	20.50	22.56	136,486,621	0.24	1.00	2.30	10.14	11.57
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	12,824	15.33	15.59	198,513	2.13	0.40	0.80	20.54	21.03
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	832,948	14.68	14.94	12,375,121	1.52	1.15	1.55	19.35	19.82
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	430,222	16.87	44.33	19,709,969	1.62	0.40	1.77	6.48	7.94
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	103,023	41.35	45.49	4,644,023	1.52	1.52	1.97	6.11	6.58
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,089,865	25.79	33.46	161,415,122	1.49	1.00	2.30	5.60	6.98
SAST SA Franklin Tactical Opportunities Portfolio Class 1	10,958	13.71	14.05	153,306	2.16	0.40	0.80	14.89	15.35
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,893,626	12.88	13.33	77,132,468	1.47	1.00	1.55	13.80	14.43
SAST SA Global Index Allocation 60/40 Portfolio Class 1	3,902	12.79	13.08	51,039	1.24	0.40	0.80	12.91	13.36
SAST SA Global Index Allocation 60/40 Portfolio Class 3	5,290,117	12.08	12.47	64,944,519	1.55	1.00	1.55	11.81	12.42
SAST SA Global Index Allocation 75/25 Portfolio Class 1	28,062	13.27	13.46	377,710	2.55	0.55	0.80	14.96	15.24
SAST SA Global Index Allocation 75/25 Portfolio Class 3	5,546,654	12.54	12.94	70,683,314	1.52	1.00	1.55	13.85	14.47
SAST SA Global Index Allocation 90/10 Portfolio Class 1	299,438	13.75	14.07	4,195,883	1.94	0.40	0.80	17.22	17.69
SAST SA Global Index Allocation 90/10 Portfolio Class 3	19,656,138	12.99	13.40	259,482,336	1.75	1.00	1.55	16.04	16.68
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	1,855,657	10.29	13.03	40,621,827	2.09	0.40	1.77	3.23	4.65
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 2	706,319	17.75	19.58	13,710,448	1.93	1.52	1.97	2.88	3.35
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	26,548,262	9.72	9.95	360,543,290	1.91	1.00	2.30	2.40	3.74
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	458		13.83	6,332	1.10		0.40		16.43
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,332,830	12.68	13.12	30,061,501	0.93	1.00	1.55	14.80	15.43
SAST SA Index Allocation 60/40 Portfolio Class 1	22,781		15.56	354,489	1.67		0.55		14.76
SAST SA Index Allocation 60/40 Portfolio Class 3	12,615,426	14.27	14.82	183,591,502	1.45	1.00	1.55	13.29	13.91
SAST SA Index Allocation 80/20 Portfolio Class 1	181,403	17.03	17.50	3,149,099	2.05	0.40	0.80	17.81	18.29
SAST SA Index Allocation 80/20 Portfolio Class 3	21,618,306	15.89	16.50	350,102,870	1.54	1.00	1.55	16.56	17.20
SAST SA Index Allocation 90/10 Portfolio Class 1	454,734	17.84	18.33	8,251,963	1.71	0.40	0.80	19.45	19.92
SAST SA Index Allocation 90/10 Portfolio Class 3	57,852,389	16.65	17.30	982,436,804	1.59	1.00	1.55	18.26	18.91
SAST SA International Index Portfolio Class 1	102,965	11.84	12.12	1,237,364	2.48	0.40	0.80	16.50	16.97
SAST SA International Index Portfolio Class 3	2,072,485	11.49	11.96	24,369,241	2.38	1.00	1.65	15.24	15.99
SAST SA Invesco Growth Opportunities Portfolio Class 1	421,152	14.01	14.98	6,657,277	0.00	0.40	1.77	10.53	12.05
SAST SA Invesco Growth Opportunities Portfolio Class 2	161,014	13.93	15.38	2,454,184	0.00	1.52	1.97	10.24	10.73
SAST SA Invesco Growth Opportunities Portfolio Class 3	5,230,483	21.06	25.77	118,232,347	0.00	1.00	2.30	9.87	11.30
SAST SA Janus Focused Growth Portfolio Class 1	337,663	20.43	42.51	14,807,099	0.00	0.40	1.77	36.90	38.78
SAST SA Janus Focused Growth Portfolio Class 2	181,922	41.23	43.53	7,854,945	0.00	1.52	1.77	36.76	37.10
SAST SA Janus Focused Growth Portfolio Class 3	3,233,934	31.02	34.78	130,910,041	0.00	1.00	2.30	35.84	37.61
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	2,814,825	14.87	18.83	98,522,341	1.52	0.40	1.77	13.42	14.98
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	537,953	31.04	34.18	18,185,013	1.40	1.52	1.97	13.00	13.51
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	8,249,063	17.64	19.28	196,446,780	1.35	1.00	2.30	12.50	13.97
SAST SA JPMorgan Emerging Markets Portfolio Class 1	615,948	9.37	18.36	11,602,797	3.90	0.40	1.77	8.36	9.85
SAST SA JPMorgan Emerging Markets Portfolio Class 2	119,896	17.07	18.81	2,234,311	3.72	1.52	1.97	8.00	8.49
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,680,639	10.10	10.13	90,078,263	3.69	1.00	2.30	7.64	9.05
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,241,867	16.21	26.67	104,992,283	2.35	0.40	1.77	2.85	4.27
SAST SA JPMorgan Equity-Income Portfolio Class 2	109,139	77.91	86.00	9,289,921	2.19	1.52	1.97	2.49	2.95
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,938,287	24.39	25.25	220,254,028	2.33	1.00	2.30	2.03	3.36
SAST SA JPMorgan Large Cap Core Portfolio Class 1	377,370	18.13	59.01	23,269,416	0.76	0.40	1.77	25.25	26.97
SAST SA JPMorgan Large Cap Core Portfolio Class 2	54,772	54.81	60.48	3,289,821	0.63	1.52	1.97	24.72	25.28
SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,885,445	26.87	27.77	69,049,123	0.52	1.00	2.30	24.25	25.87
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,016,735	10.92	27.56	28,697,011	2.87	0.40	1.77	4.68	6.12
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	198,541	26.64	28.17	5,561,415	2.81	1.52	1.77	4.52	4.78
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	37,226,627	10.24	12.06	574,432,497	2.71	1.00	2.30	4.05	5.41
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,384,620	18.77	25.49	60,467,720	0.00	0.40	1.77	21.17	22.84
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	340,019	39.73	45.09	14,730,970	0.00	1.40	1.97	20.79	21.48
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,818,290	30.66	38.69	303,046,413	0.00	1.00	2.30	20.26	21.82
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	1,694,059	10.44	10.93	19,433,316	1.13	0.40	1.77	2.80	4.22
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	600,262	10.17	11.19	6,694,198	0.97	1.52	1.97	2.38	2.84
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	19,553,013	7.28	9.33	175,593,096	0.91	1.00	2.30	2.02	3.35
SAST SA Large Cap Growth Index Portfolio Class 1	47,702	19.20	19.64	928,374	0.55	0.40	0.80	28.30	28.82
SAST SA Large Cap Growth Index Portfolio Class 3	2,290,126	18.00	18.72	42,231,707	0.33	1.00	1.70	26.88	27.77
SAST SA Large Cap Index Portfolio Class 1	182,048	19.46	19.95	3,577,521	1.43	0.40	0.80	24.94	25.44
SAST SA Large Cap Index Portfolio Class 3	4,826,590	18.28	18.92	89,600,035	1.26	1.00	1.55	23.69	24.37
SAST SA Large Cap Value Index Portfolio Class 1	32,176	17.13	17.52	559,249	1.29	0.40	0.80	20.90	21.39
SAST SA Large Cap Value Index Portfolio Class 3	3,084,833	16.17	16.69	50,705,716	1.48	1.00	1.55	19.62	20.28
SAST SA MFS Large Cap Growth Portfolio Class 1	386,939	20.30	23.12	9,464,669	0.53	0.40	1.77	38.61	40.52
SAST SA MFS Large Cap Growth Portfolio Class 2	129,769	22.46	23.75	3,049,258	0.39	1.52	1.77	38.48	38.83
SAST SA MFS Large Cap Growth Portfolio Class 3	3,725,036	33.97	34.70	132,058,477	0.30	1.00	2.30	37.66	39.45
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	518,732	17.63	34.23	40,336,696	0.85	0.40	1.77	16.97	18.58
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	82,819	69.64	76.50	6,275,121	0.67	1.52	1.97	16.55	17.07
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	4,359,568	26.90	30.65	184,841,602	0.59	1.00	2.30	16.05	17.56
SAST SA MFS Total Return Portfolio Class 1	1,482,801	15.18	25.52	82,542,643	1.88	0.40	1.77	8.38	9.87
SAST SA MFS Total Return Portfolio Class 2	315,854	50.86	56.04	17,477,090	1.72	1.52	1.97	7.95	8.43

87

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA MFS Total Return Portfolio Class 3	7,445,612	17.56	18.62	203,792,880	1.70	1.00	2.30	7.56	8.96
SAST SA Mid Cap Index Portfolio Class 1	41,332	15.13	15.48	634,394	1.28	0.40	0.80	15.08	15.53
SAST SA Mid Cap Index Portfolio Class 3	4,229,567	14.31	15.18	63,109,847	1.09	1.00	1.95	13.50	14.57
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,100,652	11.83	17.11	19,891,773	1.53	0.40	1.77	14.52	16.10
SAST SA Morgan Stanley International Equities Portfolio Class 2	341,619	15.95	17.55	5,929,755	1.41	1.52	1.97	14.30	14.81
SAST SA Morgan Stanley International Equities Portfolio Class 3	5,902,488	11.53	12.88	89,621,006	1.29	1.00	2.30	13.72	15.20
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	626,090	9.41	11.75	11,542,525	0.00	0.40	1.77	2.45	3.86
SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	157,718	16.65	18.31	2,858,895	0.00	1.52	1.97	2.08	2.54
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	15,494,944	8.43	9.01	176,306,380	0.00	1.00	2.30	1.69	3.02
SAST SA PIMCO RAE International Value Portfolio Class 1	11,695	10.41	10.49	122,721	4.47	0.40	0.55	16.99	17.17
SAST SA PIMCO RAE International Value Portfolio Class 2	374,917	18.76	20.93	7,799,966	4.18	1.52	1.97	15.12	15.64
SAST SA PIMCO RAE International Value Portfolio Class 3	16,568,321	10.25	11.68	244,245,523	3.97	1.00	2.30	14.66	16.15
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	3,724	13.07	13.30	49,517	4.46	0.55	0.80	11.09	11.37
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	58,091,203	12.25	13.48	829,333,488	4.00	1.00	1.90	9.69	10.67
SAST SA PineBridge High-Yield Bond Portfolio Class 1	626,374	13.06	37.63	24,813,513	6.22	0.40	1.77	14.13	15.70
SAST SA PineBridge High-Yield Bond Portfolio Class 2	143,212	34.93	38.55	5,486,423	6.21	1.52	1.97	13.93	14.44
SAST SA PineBridge High-Yield Bond Portfolio Class 3	3,359,118	14.78	16.54	77,925,307	6.08	1.00	2.30	13.11	14.59
SAST SA Putnam International Value Portfolio Class 1	917,417	12.85	14.86	19,803,622	2.57	0.40	1.77	17.39	19.00
SAST SA Putnam International Value Portfolio Class 2	224,733	19.35	21.25	4,739,973	2.35	1.52	1.97	16.94	17.46
SAST SA Putnam International Value Portfolio Class 3	4,672,464	14.47	18.35	80,469,830	2.27	1.00	2.17	16.63	17.99
SAST SA Schroders VCP Global Allocation Portfolio Class 1	20,527	12.54	12.67	258,457	1.55	0.40	0.55	14.94	15.11
SAST SA Schroders VCP Global Allocation Portfolio Class 3	31,072,348	11.64	12.23	397,346,252	1.24	1.00	1.90	13.09	14.11
SAST SA Small Cap Index Portfolio Class 1	44,371	13.14	13.44	591,746	1.01	0.40	0.80	15.34	15.80
SAST SA Small Cap Index Portfolio Class 3	4,073,865	12.29	13.04	52,233,727	0.80	1.00	1.95	13.73	14.81
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 1	34,626	15.66	15.81	543,699	1.25	0.40	0.55	18.70	18.88
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	29,296,217	14.14	15.00	432,086,938	0.90	1.00	1.95	16.82	17.93
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	16,757	14.83	14.99	248,799	1.89	0.40	0.55	15.97	16.14
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	77,778,988	13.59	14.34	1,167,348,192	1.62	1.00	1.90	14.10	15.13
SAST SA VCP Dynamic Allocation Portfolio Class 1	34,591	14.71	15.12	518,327	2.62	0.40	0.80	12.94	13.40
SAST SA VCP Dynamic Allocation Portfolio Class 3	350,538,996	13.71	15.78	5,992,757,449	2.12	1.00	2.02	11.23	12.37
SAST SA VCP Dynamic Strategy Portfolio Class 1	48,915	14.61	14.76	718,731	2.80	0.40	0.55	11.63	11.80
SAST SA VCP Dynamic Strategy Portfolio Class 3	280,422,971	13.47	15.45	4,659,394,020	2.40	1.00	2.02	9.85	10.97
SAST SA VCP Index Allocation Portfolio Class 1	38,173	13.76	13.89	527,346	1.40	0.40	0.55	15.55	15.72
SAST SA VCP Index Allocation Portfolio Class 3	31,593,517	12.73	13.18	409,278,449	1.37	1.00	1.55	14.11	14.74
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,478,574	18.60	58.69	343,827,507	0.00	0.40	1.77	37.25	39.14
SAST SA Wellington Capital Appreciation Portfolio Class 2	203,486	204.12	228.01	44,988,069	0.00	1.40	1.97	36.72	37.49
SAST SA Wellington Capital Appreciation Portfolio Class 3	15,178,584	35.03	48.44	994,324,274	0.00	1.00	2.30	36.14	37.91
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	142,506	14.66	83.11	11,059,022	1.49	0.40	1.40	13.52	14.66
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	8,449,441	13.22	14.16	117,161,305	1.33	1.00	1.95	12.63	13.70
VALIC Company I International Equities Index Fund	327,565	13.32	13.46	4,401,231	2.47	1.10	1.40	15.63	15.97
VALIC Company I International Socially Responsible Fund	62,994	15.91	16.81	1,054,525	1.68	1.10	1.40	16.71	17.06
VALIC Company I Mid Cap Index Fund	193,283	18.88	20.61	3,916,509	1.16	1.10	1.40	14.33	14.68
VALIC Company I Nasdaq-100 Index Fund	99,316	33.33	39.20	3,743,837	0.31	1.10	1.70	51.90	52.81
VALIC Company I Small Cap Index Fund	162,433	15.17	18.41	2,897,663	1.39	1.10	1.70	14.40	15.09
VALIC Company I Stock Index Fund	482,523	22.22	25.20	12,066,957	1.25	1.10	1.70	23.69	24.43

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	72,169	114.42	117.33	8,462,224	7.38	1.30	1.40	-10.51	-10.42
American Funds IS Asset Allocation Fund Class 2	1,363,175	32.24	33.91	46,035,976	1.75	1.52	1.77	-14.92	-14.71
American Funds IS Asset Allocation Fund Class 3	269,354	102.21	104.81	28,206,780	1.81	1.30	1.40	-14.58	-14.49
American Funds IS Capital Income Builder Class 4	199,285	11.60	12.59	2,500,979	2.48	1.10	1.70	-8.93	-8.39
American Funds IS Global Growth Fund Class 2	2,415,476	51.40	56.32	134,947,415	0.58	1.52	1.97	-26.21	-25.87
American Funds IS Growth Fund Class 2	3,660,475	61.04	66.86	242,695,335	0.28	1.52	1.97	-31.30	-30.99
American Funds IS Growth Fund Class 3	297,600	616.28	631.98	187,911,811	0.34	1.30	1.40	-30.86	-30.79
American Funds IS Growth-Income Fund Class 2	4,482,042	42.87	46.99	208,775,356	1.17	1.52	1.97	-18.12	-17.75
American Funds IS Growth-Income Fund Class 3	348,371	349.54	358.44	124,724,884	1.22	1.30	1.40	-17.59	-17.51
American Funds IS International Fund Class 3	237,462	63.65	65.27	15,475,218	1.63	1.30	1.40	-21.87	-21.79
American Funds IS U.S. Government Securities Fund Class 3	165,744	38.32	39.30	6,507,952	3.61	1.30	1.40	-12.14	-12.05
American Funds IS Ultra-Short Bond Fund Class 3	225,290	18.74	19.22	4,328,939	0.58	1.30	1.40	-0.21	-0.11
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	26,273	12.26	13.46	344,503	1.78	1.10	1.70	-16.47	-15.96
BlackRock Global Allocation V.I. Fund Class III	49,036	11.40	12.45	599,651	0.00	1.10	1.70	-17.49	-16.99
Columbia VP Dividend Opportunity Fund Class 1	58,177	24.89	26.30	1,520,603	0.00	1.52	1.77	-2.84	-2.60
Columbia VP Emerging Markets Bond Fund Class 2	7,176		9.75	69,999	3.81		1.10		-17.07
Columbia VP Income Opportunities Fund Class 1	233,091	23.98	27.07	6,155,476	5.00	1.52	2.17	-11.94	-11.37
Columbia VP Large Cap Growth Fund Class 1	950,665	18.38	19.01	17,942,900	0.00	1.52	2.02	-32.75	-32.42
Columbia VP Limited Duration Credit Fund Class 2	21,604	9.51	9.94	213,146	0.55	1.10	1.70	-7.94	-7.38
Columbia VP Overseas Core Fund Class 2	93,973	11.73	11.92	1,119,169	0.72	1.52	1.77	-16.39	-16.18
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	10,725	23.74	26.88	284,840	0.00	1.52	1.77	-32.05	-31.88

88

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Columbia VP Small Company Growth Fund Class 1	15,760	30.66	32.40	506,876	0.00	1.52	1.77	-36.89	-36.74
CTIVP Principal Large Cap Growth Fund Class 1	91,080	18.07	18.37	1,670,678	0.00	1.52	1.77	-29.27	-29.09
FTVIP Franklin Allocation VIP Fund Class 1	1,220		11.28	13,763	1.87		0.55		-16.14
FTVIP Franklin Allocation VIP Fund Class 2	2,052,074	13.33	13.94	30,941,304	1.55	1.00	2.30	-17.91	-16.83
FTVIP Franklin Income VIP Fund Class 1	179,577	12.13	12.36	2,203,613	6.10	0.40	0.80	-5.99	-5.61
FTVIP Franklin Income VIP Fund Class 2	7,113,905	14.34	15.23	123,668,043	4.85	1.00	2.30	-7.62	-6.41
FTVIP Franklin Strategic Income VIP Fund Class 2	96,920	9.30	9.75	929,141	4.23	1.10	1.70	-12.25	-11.73
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,096,181	9.76	10.43	10,841,980	1.62	0.40	1.52	0.05	1.17
Goldman Sachs VIT Government Money Market Fund Service Shares	33,970,139	9.71	9.88	328,951,511	1.53	1.00	1.97	-0.60	0.37
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	42,297	9.07	9.47	399,235	3.01	1.10	1.40	-7.91	-7.63
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,191	10.11	10.85	12,678	0.00	1.10	1.35	-20.24	-20.05
Invesco V.I. American Franchise Fund Series I	4,427	13.33	13.58	59,808	0.00	0.40	0.80	-31.66	-31.39
Invesco V.I. American Franchise Fund Series II	2,826,014	23.52	27.15	87,831,916	0.00	1.00	2.30	-32.86	-31.98
Invesco V.I. Balanced-Risk Allocation Fund Series II	53,145	10.79	12.01	628,487	7.24	1.10	1.70	-15.96	-15.45
Invesco V.I. Comstock Fund Series I	22,084	14.22	14.49	318,660	1.87	0.40	0.80	0.32	0.72
Invesco V.I. Comstock Fund Series II	10,488,776	21.27	22.83	298,819,348	1.37	1.00	2.30	-1.44	-0.16
Invesco V.I. Growth and Income Fund Series I	90,181	13.04	13.29	1,189,080	1.68	0.40	0.80	-6.50	-6.13
Invesco V.I. Growth and Income Fund Series II	11,513,648	19.64	21.07	322,688,719	1.23	1.00	2.30	-8.13	-6.94
Nomura VIP Asset Strategy Series Service Class	22,232	10.98	11.88	262,049	1.37	1.10	1.70	-16.18	-15.67
Lord Abbett Bond Debenture Portfolio Class VC	71,122	11.38	11.64	820,505	3.35	1.10	1.40	-14.01	-13.75
Lord Abbett Fundamental Equity Portfolio Class VC	6,324		15.17	95,951	0.88		1.10		-12.94
Lord Abbett Growth and Income Portfolio Class VC	5,863,788	13.64	18.16	138,597,357	1.21	0.40	2.30	-11.50	-9.80
Lord Abbett Mid Cap Stock Portfolio Class VC	397,752	25.37	26.72	10,599,555	0.74	1.52	1.77	-12.77	-12.55
Lord Abbett Short Duration Income Portfolio Class VC	169,006	9.64	10.14	1,708,875	2.73	1.10	1.70	-6.66	-6.10
Morgan Stanley VIF Global Infrastructure Portfolio Class II	57,073	11.29	12.52	705,825	2.54	1.10	1.70	-9.86	-9.32
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	38,708	10.94	11.16	429,671	0.00	1.10	1.40	-12.51	-12.25
PIMCO All Asset Portfolio Advisor Class	1,355	11.86	12.02	16,151	7.72	1.10	1.35	-13.05	-12.83
PIMCO Dynamic Bond Portfolio Advisor Class	72,188	9.87	10.33	742,053	2.72	1.10	1.70	-8.03	-7.47
PIMCO Emerging Markets Bond Portfolio Advisor Class	312,243	8.54	8.70	2,711,377	4.62	1.00	1.55	-17.09	-16.64
PIMCO Total Return Portfolio Advisor Class	19,186,717	8.54	8.90	168,946,623	2.43	1.00	1.95	-16.04	-15.24
PIMCO Total Return Portfolio Institutional Class	128,899	8.93	9.15	1,165,100	2.25	0.40	0.80	-14.85	-14.51
PVC Core Plus Bond Account Class 1	335,461	9.07	9.25	3,094,671	2.75	1.40	1.95	-15.78	-15.32
PVC Diversified International Account Class 1	74,210	7.74	9.03	644,211	2.15	1.40	1.95	-21.54	-21.11
PVC Equity Income Account Class 1	360,224	24.67	26.88	9,578,221	1.80	1.40	1.80	-12.09	-11.74
PVC Equity Income Account Class 2	229,452	22.64	23.84	5,548,304	1.60	1.52	1.95	-12.44	-12.06
PVC Government & High Quality Bond Account Class 1	183,074	6.62	7.80	1,371,544	1.24	1.40	1.95	-13.51	-13.03
PVC Large Cap Growth Account I Class 1	83,706	11.74	11.98	998,034	0.00	1.40	1.95	-35.43	-35.07
PVC MidCap Account Class 1	39,531	34.72	37.80	1,477,768	0.16	1.40	1.80	-24.35	-24.05
PVC MidCap Account Class 2	14,300	31.82	34.63	489,202	0.00	1.55	1.95	-24.64	-24.34
PVC Principal Capital Appreciation Account Class 1	242,686	37.30	40.64	9,790,906	0.74	1.40	1.80	-17.91	-17.58
PVC Principal Capital Appreciation Account Class 2	48,506	34.15	37.16	1,788,868	0.57	1.55	1.95	-18.23	-17.90
PVC Real Estate Securities Account Class 1	9,305	39.31	41.11	381,385	1.18	1.40	1.55	-26.56	-26.45
PVC Real Estate Securities Account Class 2	5,101	37.13	38.64	195,906	0.98	1.55	1.70	-26.83	-26.72
PVC SAM Balanced Portfolio Class 1	1,103,936	17.79	19.39	20,807,097	2.24	1.40	1.80	-17.64	-17.31
PVC SAM Balanced Portfolio Class 2	986,927	16.40	17.96	17,418,067	1.97	1.52	1.95	-17.91	-17.55
PVC SAM Conservative Balanced Portfolio Class 1	169,285	11.49	12.50	2,063,703	2.33	1.40	1.80	-15.98	-15.64
PVC SAM Conservative Balanced Portfolio Class 2	144,710	10.59	16.15	1,672,998	2.15	1.52	1.95	-16.33	-15.97
PVC SAM Conservative Growth Portfolio Class 1	508,536	20.34	22.15	10,861,521	2.00	1.40	1.80	-19.25	-18.93
PVC SAM Conservative Growth Portfolio Class 2	518,445	18.68	20.42	10,415,098	1.81	1.52	1.95	-19.56	-19.21
PVC SAM Flexible Income Portfolio Class 1	186,944	12.20	13.30	2,435,365	2.73	1.40	1.80	-14.66	-14.31
PVC SAM Flexible Income Portfolio Class 2	240,353	11.26	15.15	2,947,040	2.55	1.52	1.95	-15.04	-14.67
PVC SAM Strategic Growth Portfolio Class 1	104,850	23.37	25.42	2,608,838	1.98	1.40	1.80	-20.23	-19.91
PVC SAM Strategic Growth Portfolio Class 2	178,445	21.48	23.54	4,103,538	1.66	1.52	1.95	-20.54	-20.20
PVC Short-Term Income Account Class 1	147,287	6.62	7.71	1,077,588	0.92	1.40	1.95	-5.31	-4.79
PVC SmallCap Account Class 1	23,521	16.20	17.62	403,440	0.05	1.40	1.80	-22.05	-21.73
PVC SmallCap Account Class 2	16,660	14.89	16.15	267,713	0.00	1.55	1.95	-22.41	-22.10
SST SA Allocation Aggressive Portfolio Class 1	285,042	14.12	14.46	4,087,123	4.38	0.40	0.80	-17.91	-17.58
SST SA Allocation Aggressive Portfolio Class 3	11,667,965	13.25	18.81	241,918,979	2.32	1.00	2.02	-19.15	-18.33
SST SA Allocation Balanced Portfolio Class 1	5,478		12.19	66,756	1.69		0.40		-15.61
SST SA Allocation Balanced Portfolio Class 3	8,868,358	11.33	14.45	146,001,778	2.60	1.00	2.30	-17.42	-16.34
SST SA Allocation Moderate Portfolio Class 1	14,230	12.96	13.07	185,820	3.63	0.40	0.55	-16.50	-16.38
SST SA Allocation Moderate Portfolio Class 3	9,474,845	12.07	15.63	168,532,888	2.67	1.00	2.30	-18.18	-17.11
SST SA Allocation Moderately Aggressive Portfolio Class 1	22,125	13.48	13.60	300,596	3.41	0.40	0.55	-17.06	-16.93
SST SA Allocation Moderately Aggressive Portfolio Class 3	11,508,673	12.53	16.21	211,697,344	2.67	1.00	2.30	-18.63	-17.57
SST SA American Century Inflation Managed Portfolio Class 1	15,698	10.26	10.51	163,557	2.40	0.40	0.80	-11.58	-11.23
SST SA American Century Inflation Managed Portfolio Class 3	25,666,793	9.78	9.93	284,534,597	2.25	1.00	2.30	-13.16	-12.03
SST SA Columbia Focused Value Portfolio Class 3	4,092	17.81	19.32	78,784	1.16	1.10	1.35	-3.33	-3.09
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 1	20,486	13.90	14.02	284,918	1.40	0.40	0.55	-17.69	-17.56
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	6,354,744	13.63	14.10	88,161,258	1.08	1.00	1.55	-18.66	-18.21
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	15,798	8.96	9.62	149,299	1.87	1.10	1.70	-15.93	-15.42
SST SA Multi-Managed International Equity Portfolio Class 3	25,779	11.46	11.57	296,597	1.34	1.10	1.40	-17.73	-17.49
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	30,996	15.44	17.96	508,697	0.00	1.10	1.70	-39.06	-38.70
SST SA Multi-Managed Large Cap Value Portfolio Class 3	10,628	15.45	16.34	168,630	1.69	1.10	1.40	-5.00	-4.72

89

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	12,528	16.98	18.42	222,349	0.00	1.10	1.40	-29.97	-29.76
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	17,554	14.69	15.85	271,739	0.51	1.10	1.40	-10.27	-10.00
SST SA Multi-Managed Small Cap Portfolio Class 3	12,935	13.85	15.39	186,943	0.13	1.10	1.40	-18.01	-17.76
SST SA T. Rowe Price Growth Stock Portfolio Class 3	21,683	16.21	17.30	371,510	0.00	1.10	1.40	-41.88	-41.71
SAST SA AB Growth Portfolio Class 1	6,719,484	16.37	33.06	350,092,527	0.00	0.40	1.77	-29.85	-28.89
SAST SA AB Growth Portfolio Class 2	337,216	112.19	126.94	41,088,996	0.00	1.40	1.97	-30.11	-29.71
SAST SA AB Growth Portfolio Class 3	7,410,398	31.85	34.90	416,671,422	0.00	1.00	2.30	-30.40	-29.49
SAST SA AB Small & Mid Cap Value Portfolio Class 1	52,915	11.84	12.06	634,606	1.19	0.40	0.80	-16.38	-16.04
SAST SA AB Small & Mid Cap Value Portfolio Class 2	191,083	40.69	44.61	8,460,448	0.85	1.52	1.97	-17.50	-17.13
SAST SA AB Small & Mid Cap Value Portfolio Class 3	9,403,424	18.18	23.42	300,963,834	0.78	1.00	2.30	-17.87	-16.80
SAST SA American Funds Asset Allocation Portfolio Class 1	525,617	13.96	14.29	7,468,299	1.98	0.40	0.80	-14.13	-13.78
SAST SA American Funds Asset Allocation Portfolio Class 3	67,864,280	17.09	18.69	1,469,885,240	1.74	1.00	2.30	-15.54	-14.44
SAST SA American Funds Global Growth Portfolio Class 1	76,394	13.21	13.46	1,022,038	0.00	0.40	0.80	-25.35	-25.05
SAST SA American Funds Global Growth Portfolio Class 3	12,090,807	20.67	23.88	324,538,833	0.00	1.00	2.30	-26.67	-25.71
SAST SA American Funds Growth Portfolio Class 1	105,996	15.54	15.83	1,668,026	0.71	0.40	0.80	-30.45	-30.18
SAST SA American Funds Growth Portfolio Class 3	18,561,258	27.84	29.89	634,852,756	0.49	1.00	2.30	-31.68	-30.78
SAST SA American Funds Growth-Income Portfolio Class 1	111,784	13.62	13.87	1,540,308	1.14	0.40	0.80	-17.15	-16.82
SAST SA American Funds Growth-Income Portfolio Class 3	12,288,102	22.71	23.43	327,509,080	0.85	1.00	2.30	-18.63	-17.57
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	74,997	12.81	12.92	961,542	1.35	0.40	0.55	-17.42	-17.30
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	102,519,354	11.93	13.87	1,568,854,955	0.92	1.00	2.30	-19.06	-18.01
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	4,565	10.04	10.13	46,222	1.90	0.40	0.80	-16.48	-16.15
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	3,922,646	9.82	9.94	38,752,738	1.96	1.00	1.55	-17.28	-16.83
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	62,712	10.87	11.13	692,089	0.00	0.40	0.80	-18.16	-17.84
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	52,753,463	10.27	10.50	578,266,266	0.00	1.00	1.95	-19.30	-18.53
SAST SA Emerging Markets Equity Index Portfolio Class 1	11,135	8.88	9.05	100,163	1.96	0.40	0.80	-20.97	-20.65
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,529,077	8.47	8.69	13,125,286	1.93	1.00	1.55	-21.77	-21.34
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,268,269	10.85	28.79	37,172,457	3.49	0.40	1.77	-15.78	-14.62
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	379,420	26.87	29.49	11,100,644	3.34	1.52	1.97	-16.05	-15.67
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	34,764,328	11.17	14.86	656,710,081	3.31	1.00	2.30	-16.44	-15.35
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	781,167	11.87	36.31	29,311,318	1.58	0.40	1.77	-17.29	-16.16
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 2	66,604	34.01	38.23	2,473,477	1.40	1.40	1.97	-17.55	-17.08
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	1,797,576	15.08	16.38	35,368,607	1.46	1.00	2.30	-17.93	-16.86
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	19,680	10.98	11.14	217,893	0.01	0.40	0.80	-27.15	-26.85
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	766,046	10.59	10.81	8,196,967	0.00	1.00	1.55	-27.85	-27.45
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	342,252	12.45	39.08	13,973,782	0.87	0.40	1.77	-28.23	-27.24
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	78,415	36.49	40.00	3,094,012	0.68	1.52	1.97	-28.50	-28.17
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	6,355,594	12.45	14.04	124,534,724	0.64	1.00	2.30	-28.82	-27.89
SAST SA Fixed Income Index Portfolio Class 1	4,650	9.70	9.91	45,824	3.96	0.40	0.80	-13.49	-13.15
SAST SA Fixed Income Index Portfolio Class 3	6,511,499	9.09	9.48	60,802,458	1.69	1.00	1.80	-14.63	-13.95
SAST SA Fixed Income Intermediate Index Portfolio Class 1	1,267	10.03	10.11	12,734	1.44	0.40	0.55	-7.62	-7.48
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,169,435	9.26	9.66	30,166,808	1.12	1.00	1.80	-9.10	-8.37
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	2,969,565	14.53	30.63	275,770,611	1.65	0.40	1.77	-3.07	-1.73
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	435,560	82.63	93.34	39,222,189	1.50	1.40	1.97	-3.44	-2.89
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	7,748,271	21.90	22.37	316,980,351	1.41	1.00	2.30	-3.83	-2.58
SAST SA Franklin Small Company Value Portfolio Class 1	7,207	12.75	12.99	93,065	0.94	0.40	0.80	-11.17	-10.81
SAST SA Franklin Small Company Value Portfolio Class 3	5,807,331	18.37	20.49	129,227,938	0.40	1.00	2.30	-12.71	-11.57
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	3,993	12.72	12.88	51,235	2.48	0.40	0.80	-13.83	-13.49
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	547,025	12.30	12.46	6,789,885	1.79	1.15	1.55	-14.73	-14.39
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	505,498	15.63	41.64	21,476,642	1.73	0.40	1.77	-9.32	-8.07
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	118,192	38.97	42.68	4,998,979	1.63	1.52	1.97	-9.61	-9.21
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,133,679	24.11	31.68	152,675,006	1.58	1.00	2.30	-9.99	-8.82
SAST SA Franklin Tactical Opportunities Portfolio Class 1	5,644	11.93	12.18	68,275	1.64	0.40	0.80	-14.37	-14.02
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,634,135	11.32	11.65	64,638,935	1.04	1.00	1.55	-15.23	-14.76
SAST SA Global Index Allocation 60/40 Portfolio Class 1	7,429		11.54	85,725	0.28		0.40		-14.46
SAST SA Global Index Allocation 60/40 Portfolio Class 3	5,102,482	10.81	11.09	55,877,444	0.04	1.00	1.55	-15.66	-15.20
SAST SA Global Index Allocation 75/25 Portfolio Class 1	8,595		11.68	100,383	0.33		0.55		-15.74
SAST SA Global Index Allocation 75/25 Portfolio Class 3	5,193,674	11.02	11.30	57,975,040	0.11	1.00	1.55	-16.80	-16.34
SAST SA Global Index Allocation 90/10 Portfolio Class 1	300,454	11.73	11.95	3,579,998	1.41	0.40	0.80	-16.75	-16.42
SAST SA Global Index Allocation 90/10 Portfolio Class 3	18,987,109	11.12	11.48	215,384,933	1.24	1.00	1.70	-17.72	-17.14
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	2,096,060	9.83	12.62	44,349,510	1.20	0.40	1.77	-14.93	-13.75
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 2	777,508	17.25	18.94	14,605,323	1.04	1.52	1.97	-15.23	-14.85
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	26,815,037	9.37	9.72	355,164,799	0.89	1.00	2.30	-15.63	-14.53
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	509		11.88	6,050	0.00		0.40		-16.55
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,281,843	11.04	11.36	25,552,863	0.00	1.00	1.55	-17.63	-17.17
SAST SA Index Allocation 60/40 Portfolio Class 1	22,841		13.56	309,702	0.93		0.55		-15.22
SAST SA Index Allocation 60/40 Portfolio Class 3	12,778,397	12.60	13.01	163,643,018	1.28	1.00	1.55	-16.24	-15.78
SAST SA Index Allocation 80/20 Portfolio Class 1	130,945	14.45	14.80	1,925,282	1.53	0.40	0.80	-16.70	-16.36
SAST SA Index Allocation 80/20 Portfolio Class 3	22,016,091	13.63	14.08	305,021,683	1.34	1.00	1.55	-17.47	-17.01
SAST SA Index Allocation 90/10 Portfolio Class 1	523,609	14.93	15.29	7,930,353	1.80	0.40	0.80	-17.29	-16.96
SAST SA Index Allocation 90/10 Portfolio Class 3	59,262,262	14.08	14.55	848,552,672	1.35	1.00	1.55	-18.11	-17.66
SAST SA International Index Portfolio Class 1	104,015	10.17	10.36	1,069,777	2.37	0.40	0.80	-15.19	-14.85
SAST SA International Index Portfolio Class 3	1,962,422	10.02	10.31	19,940,353	2.63	1.00	1.55	-16.06	-15.60
SAST SA Invesco Growth Opportunities Portfolio Class 1	445,094	12.50	13.55	6,351,748	0.00	0.40	1.77	-36.50	-35.62

90

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Invesco Growth Opportunities Portfolio Class 2	169,040	12.64	13.89	2,324,188	0.00	1.52	1.97	-36.75	-36.46
SAST SA Invesco Growth Opportunities Portfolio Class 3	5,443,217	18.92	23.46	109,127,892	0.00	1.00	2.30	-37.07	-36.25
SAST SA Janus Focused Growth Portfolio Class 1	348,155	14.72	31.05	11,216,948	0.00	0.40	1.77	-34.71	-33.81
SAST SA Janus Focused Growth Portfolio Class 2	207,384	30.15	31.75	6,532,954	0.00	1.52	1.77	-34.86	-34.69
SAST SA Janus Focused Growth Portfolio Class 3	3,657,471	22.54	25.60	107,989,498	0.00	1.00	2.30	-35.21	-34.36
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	3,189,769	12.94	16.60	98,390,143	1.05	0.40	1.77	-17.43	-16.30
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	591,618	27.47	30.11	17,626,978	1.00	1.52	1.97	-17.70	-17.33
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	8,721,707	15.48	17.14	183,448,512	0.90	1.00	2.30	-18.04	-16.97
SAST SA JPMorgan Emerging Markets Portfolio Class 1	661,331	8.53	16.94	11,536,400	2.51	0.40	1.77	-26.76	-25.75
SAST SA JPMorgan Emerging Markets Portfolio Class 2	130,533	15.80	17.33	2,242,419	2.37	1.52	1.97	-27.01	-26.68
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,827,097	9.27	9.41	85,468,640	2.45	1.00	2.30	-27.35	-26.40
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,385,319	15.55	25.93	113,914,930	1.83	0.40	1.77	-3.56	-2.23
SAST SA JPMorgan Equity-Income Portfolio Class 2	123,353	76.01	83.53	10,205,445	1.67	1.52	1.97	-3.91	-3.48
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,317,616	23.60	24.74	196,395,500	1.74	1.00	2.30	-4.30	-3.05
SAST SA JPMorgan Large Cap Core Portfolio Class 1	416,657	14.28	47.12	20,627,216	0.89	0.40	1.77	-21.59	-20.51
SAST SA JPMorgan Large Cap Core Portfolio Class 2	59,939	43.95	48.27	2,870,999	0.74	1.52	1.97	-21.83	-21.47
SAST SA JPMorgan Large Cap Core Portfolio Class 3	2,005,604	21.35	22.35	59,249,366	0.69	1.00	2.30	-22.20	-21.18
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,127,486	10.29	26.32	30,034,248	2.28	0.40	1.77	-14.66	-13.48
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	192,338	25.49	26.89	5,141,003	1.96	1.52	1.77	-14.78	-14.57
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	35,807,261	9.72	11.59	530,372,133	1.95	1.00	2.30	-15.43	-14.32
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,482,255	15.28	21.03	53,768,999	0.00	0.40	1.77	-28.35	-27.36
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	390,264	32.89	37.12	13,943,040	0.00	1.40	1.97	-28.58	-28.17
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,919,378	25.17	32.17	252,762,932	0.00	1.00	2.30	-28.90	-27.98
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	1,960,657	10.01	10.63	21,855,545	0.00	0.40	1.77	-3.26	-1.93
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	705,017	9.93	10.88	7,640,534	0.00	1.52	1.97	-3.57	-3.13
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	21,058,288	7.14	9.03	183,831,101	0.00	1.00	2.30	-4.09	-2.84
SAST SA Large Cap Growth Index Portfolio Class 1	39,368	14.96	15.25	596,214	0.37	0.40	0.80	-30.18	-29.90
SAST SA Large Cap Growth Index Portfolio Class 3	2,068,224	14.18	14.65	29,927,128	0.26	1.00	1.70	-30.98	-30.50
SAST SA Large Cap Index Portfolio Class 1	179,155	15.58	15.90	2,813,186	0.81	0.40	0.80	-18.99	-18.66
SAST SA Large Cap Index Portfolio Class 3	4,312,283	14.78	15.21	64,557,407	1.16	1.00	1.55	-19.79	-19.35
SAST SA Large Cap Value Index Portfolio Class 1	46,022	14.17	14.43	658,550	1.95	0.40	0.80	-6.34	-5.97
SAST SA Large Cap Value Index Portfolio Class 3	2,670,271	13.52	13.87	36,590,538	1.99	1.00	1.55	-7.24	-6.73
SAST SA MFS Large Cap Growth Portfolio Class 1	409,746	14.45	16.68	7,237,256	0.00	0.40	1.77	-31.04	-30.09
SAST SA MFS Large Cap Growth Portfolio Class 2	147,469	16.22	17.11	2,498,175	0.00	1.52	1.77	-31.16	-30.99
SAST SA MFS Large Cap Growth Portfolio Class 3	4,140,626	24.36	25.21	103,433,688	0.00	1.00	2.30	-31.63	-30.74
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	580,574	14.87	29.26	38,726,054	1.07	0.40	1.77	-17.79	-16.66
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	97,474	59.76	65.35	6,310,093	0.91	1.52	1.97	-18.08	-17.71
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	4,953,432	22.88	26.41	180,380,959	0.81	1.00	2.30	-18.41	-17.35
SAST SA MFS Total Return Portfolio Class 1	1,611,941	13.81	23.55	83,170,971	1.47	0.40	1.77	-11.28	-10.05
SAST SA MFS Total Return Portfolio Class 2	350,983	47.12	51.68	17,902,085	1.32	1.52	1.97	-11.56	-11.16
SAST SA MFS Total Return Portfolio Class 3	7,424,416	16.11	17.31	191,224,452	1.28	1.00	2.30	-11.95	-10.80
SAST SA Mid Cap Index Portfolio Class 1	33,760	13.15	13.40	448,604	0.99	0.40	0.80	-14.14	-13.80
SAST SA Mid Cap Index Portfolio Class 3	3,603,718	12.61	13.25	47,060,604	0.76	1.00	1.95	-15.31	-14.50
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,211,682	10.19	14.94	19,070,867	2.52	0.40	1.77	-15.49	-14.32
SAST SA Morgan Stanley International Equities Portfolio Class 2	395,694	13.95	15.29	5,983,907	2.21	1.52	1.97	-15.84	-15.47
SAST SA Morgan Stanley International Equities Portfolio Class 3	6,447,892	10.14	11.18	85,496,128	2.34	1.00	2.30	-16.13	-15.03
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	680,771	9.06	11.47	12,298,874	0.00	0.40	1.77	-20.35	-19.26
SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	166,955	16.31	17.86	2,952,649	0.00	1.52	1.97	-20.70	-20.34
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	15,616,106	8.18	8.86	173,623,698	0.00	1.00	2.30	-21.02	-19.99
SAST SA PIMCO RAE International Value Portfolio Class 1	11,326	8.89	8.96	101,437	4.55	0.40	0.55	-8.66	-8.52
SAST SA PIMCO RAE International Value Portfolio Class 2	424,190	16.29	18.10	7,632,433	3.77	1.52	1.97	-10.04	-9.64
SAST SA PIMCO RAE International Value Portfolio Class 3	18,942,487	8.94	10.05	240,717,919	3.70	1.00	2.30	-10.49	-9.32
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	4,214	11.76	11.94	50,314	0.00	0.55	0.80	-18.15	-17.94
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	65,633,474	11.07	12.23	849,522,148	0.00	1.00	1.95	-19.26	-18.49
SAST SA PineBridge High-Yield Bond Portfolio Class 1	699,806	11.28	32.97	24,237,406	5.37	0.40	1.77	-11.40	-10.18
SAST SA PineBridge High-Yield Bond Portfolio Class 2	162,532	30.66	33.68	5,432,276	5.40	1.52	1.97	-11.74	-11.35
SAST SA PineBridge High-Yield Bond Portfolio Class 3	3,631,385	12.90	14.62	74,369,353	5.20	1.00	2.30	-11.88	-10.73
SAST SA Putnam International Value Portfolio Class 1	965,129	10.80	12.66	17,761,505	1.62	0.40	1.77	-8.34	-7.07
SAST SA Putnam International Value Portfolio Class 2	249,286	16.54	18.09	4,475,062	1.66	1.52	1.97	-8.63	-8.22
SAST SA Putnam International Value Portfolio Class 3	4,830,759	12.26	15.73	72,860,894	1.41	1.00	2.17	-8.97	-7.90
SAST SA Schroders VCP Global Allocation Portfolio Class 1	21,109	10.91	11.01	231,134	0.94	0.40	0.55	-18.81	-18.69
SAST SA Schroders VCP Global Allocation Portfolio Class 3	34,956,593	10.20	10.78	393,035,155	0.65	1.00	1.95	-20.16	-19.39
SAST SA Small Cap Index Portfolio Class 1	35,358	11.39	11.61	407,239	0.59	0.40	0.80	-21.39	-21.07
SAST SA Small Cap Index Portfolio Class 3	3,556,335	10.80	11.35	39,818,011	0.53	1.00	1.95	-22.52	-21.78
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 1	28,195	13.20	13.30	373,044	0.61	0.40	0.55	-18.53	-18.41
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	30,037,106	12.11	12.72	376,668,687	0.34	1.00	1.95	-19.88	-19.12
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	18,230	12.79	12.90	233,339	1.03	0.40	0.55	-19.28	-19.16
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	85,626,716	11.81	12.52	1,119,730,799	0.76	1.00	1.95	-20.54	-19.78
SAST SA VCP Dynamic Allocation Portfolio Class 1	31,673	13.02	13.33	418,712	2.66	0.40	0.80	-17.65	-17.32
SAST SA VCP Dynamic Allocation Portfolio Class 3	399,592,820	12.20	14.08	6,104,053,442	2.26	1.00	2.15	-18.91	-17.97
SAST SA VCP Dynamic Strategy Portfolio Class 1	50,243	13.08	13.20	660,713	2.44	0.40	0.55	-14.77	-14.64
SAST SA VCP Dynamic Strategy Portfolio Class 3	317,750,193	12.13	14.06	4,776,685,400	2.07	1.00	2.02	-16.24	-15.38
SAST SA VCP Index Allocation Portfolio Class 1	29,243	11.91	12.00	348,849	0.00	0.40	0.55	-17.25	-17.13

91

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA VCP Index Allocation Portfolio Class 3	33,439,491	11.16	11.49	378,580,493	0.00	1.00	1.55	-18.20	-17.75
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,633,223	13.37	42.76	277,530,257	0.00	0.40	1.77	-37.46	-36.59
SAST SA Wellington Capital Appreciation Portfolio Class 2	231,890	149.30	165.83	37,303,158	0.00	1.40	1.97	-37.66	-37.30
SAST SA Wellington Capital Appreciation Portfolio Class 3	16,254,234	25.40	35.58	787,808,448	0.00	1.00	2.30	-37.92	-37.11
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	156,556	12.79	73.21	11,268,459	0.80	0.40	1.40	-18.15	-17.33
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	8,371,316	11.74	12.46	102,395,193	0.64	1.00	1.95	-18.81	-18.04
VALIC Company I International Equities Index Fund	338,654	11.52	11.61	3,924,544	2.89	1.10	1.40	-15.71	-15.45
VALIC Company I International Socially Responsible Fund	63,789	13.63	14.36	912,078	3.59	1.10	1.40	-17.71	-17.46
VALIC Company I Mid Cap Index Fund	209,790	16.51	17.97	3,712,402	1.30	1.10	1.40	-14.56	-14.30
VALIC Company I Nasdaq-100 Index Fund	127,395	21.94	25.65	3,160,960	0.23	1.10	1.70	-33.94	-33.54
VALIC Company I Small Cap Index Fund	176,269	13.26	15.99	2,741,189	0.73	1.10	1.70	-22.00	-21.53
VALIC Company I Stock Index Fund	544,936	17.96	20.25	10,956,779	1.17	1.10	1.70	-19.70	-19.22

	December 31, 2021				For the Year Ended December 31, 2021
					Investment
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	79,121	127.86	130.98	10,355,316	4.23	1.30	1.40	7.09	7.20
American Funds IS Asset Allocation Fund Class 2	1,512,729	37.89	39.76	59,927,723	1.53	1.52	1.77	13.08	13.37
American Funds IS Asset Allocation Fund Class 3	296,081	119.65	122.57	36,256,613	1.61	1.30	1.40	13.62	13.74
American Funds IS Capital Income Builder Class 4	224,159	12.74	13.74	3,068,555	2.48	1.10	1.70	12.75	13.43
American Funds IS Global Growth Fund Class 2	2,694,890	69.65	75.98	203,185,912	0.34	1.52	1.97	14.15	14.66
American Funds IS Growth Fund Class 2	3,967,897	88.86	96.89	381,387,835	0.22	1.52	1.97	19.61	20.15
American Funds IS Growth Fund Class 3	330,617	891.32	913.12	301,620,205	0.28	1.30	1.40	20.37	20.49
American Funds IS Growth-Income Fund Class 2	5,091,815	52.36	57.13	288,457,612	1.11	1.52	1.97	21.68	22.22
American Funds IS Growth-Income Fund Class 3	382,859	424.16	434.54	166,168,058	1.17	1.30	1.40	22.46	22.59
American Funds IS International Fund Class 3	252,846	81.46	83.46	21,070,826	2.38	1.30	1.40	-2.76	-2.66
American Funds IS U.S. Government Securities Fund Class 3	217,102	43.62	44.68	9,693,183	1.32	1.30	1.40	-2.00	-1.91
American Funds IS Ultra-Short Bond Fund Class 3	240,234	18.78	19.24	4,620,838	0.00	1.30	1.40	-1.83	-1.74
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	26,189	14.68	16.02	409,240	2.60	1.10	1.70	9.82	10.48
BlackRock Global Allocation V.I. Fund Class III	61,912	13.82	15.00	909,353	0.66	1.10	1.70	4.62	5.25
Columbia VP Dividend Opportunity Fund Class 1	68,160	25.62	27.00	1,830,331	0.00	1.52	1.77	23.95	24.26
Columbia VP Emerging Markets Bond Fund Class 2	7,292		11.76	85,769	3.64		1.10		-3.52
Columbia VP Income Opportunities Fund Class 1	267,729	27.23	30.54	7,986,919	8.99	1.52	2.17	2.25	2.92
Columbia VP Large Cap Growth Fund Class 1	988,128	27.34	28.12	27,628,192	0.00	1.52	2.02	26.16	26.79
Columbia VP Limited Duration Credit Fund Class 2	37,142	10.33	10.74	395,857	2.63	1.10	1.70	-2.52	-1.93
Columbia VP Overseas Core Fund Class 2	107,331	14.03	14.23	1,524,646	1.14	1.52	1.77	7.82	8.09
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	10,488	34.94	39.45	408,001	0.00	1.52	1.77	14.52	14.81
Columbia VP Small Company Growth Fund Class 1	19,502	48.58	51.21	992,810	0.00	1.52	1.77	-4.61	-4.37
CTIVP Principal Large Cap Growth Fund Class 1	88,671	25.54	25.91	2,294,119	0.00	1.52	1.77	16.49	16.78
FTVIP Franklin Allocation VIP Fund Class 1	1,248		13.45	16,786	0.63		0.55		11.20
FTVIP Franklin Allocation VIP Fund Class 2	2,251,672	16.24	16.77	40,939,689	1.71	1.00	2.30	9.14	10.57
FTVIP Franklin Income VIP Fund Class 1	98,610	12.90	13.09	1,284,343	4.60	0.40	0.80	16.07	16.54
FTVIP Franklin Income VIP Fund Class 2	7,072,748	15.32	16.49	131,253,224	4.68	1.00	2.30	14.10	15.59
FTVIP Franklin Strategic Income VIP Fund Class 2	100,068	10.59	11.04	1,087,844	3.14	1.10	1.70	0.39	0.99
Goldman Sachs VIT Government Money Market Fund Institutional Shares	934,543	9.76	10.31	9,137,517	0.01	0.40	1.52	-1.50	-0.39
Goldman Sachs VIT Government Money Market Fund Service Shares	22,490,562	9.23	9.85	217,567,229	0.01	1.00	2.15	-2.12	-0.99
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	50,186	9.85	10.26	512,147	1.15	1.10	1.40	3.20	3.51
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,163	12.67	13.57	15,444	0.00	1.10	1.35	14.61	14.90
Invesco V.I. American Franchise Fund Series I	3,447	19.51	19.80	68,054	0.00	0.40	0.80	11.03	11.48
Invesco V.I. American Franchise Fund Series II	2,185,893	34.58	40.44	99,674,218	0.00	1.00	2.30	9.11	10.54
Invesco V.I. Balanced-Risk Allocation Fund Series II	53,926	12.84	14.20	754,933	2.80	1.10	1.70	7.42	8.07
Invesco V.I. Comstock Fund Series I	16,358	14.17	14.38	234,842	2.36	0.40	0.80	32.30	32.83
Invesco V.I. Comstock Fund Series II	11,277,015	21.31	23.16	325,408,335	1.68	1.00	2.30	30.02	31.72
Invesco V.I. Growth and Income Fund Series I	85,053	13.95	14.16	1,197,253	1.71	0.40	0.80	27.48	27.99
Invesco V.I. Growth and Income Fund Series II	13,083,624	21.11	22.93	398,415,926	1.37	1.00	2.30	25.28	26.91
Nomura VIP Asset Strategy Series Service Class	27,274	13.10	14.09	380,069	1.41	1.10	1.70	8.58	9.23
Lord Abbett Bond Debenture Portfolio Class VC	110,186	12.40	13.50	1,473,942	2.96	1.10	1.70	1.54	2.15
Lord Abbett Fundamental Equity Portfolio Class VC	9,094	16.55	17.43	156,392	0.90	1.10	1.40	25.54	25.92
Lord Abbett Growth and Income Portfolio Class VC	6,688,431	15.12	20.52	177,915,242	1.04	0.40	2.30	26.09	28.50
Lord Abbett Mid Cap Stock Portfolio Class VC	449,581	29.09	30.56	13,697,365	0.58	1.52	1.77	26.44	26.76
Lord Abbett Short Duration Income Portfolio Class VC	177,884	10.33	10.80	1,915,881	1.79	1.10	1.70	-1.07	-0.47
Morgan Stanley VIF Global Infrastructure Portfolio Class II	72,067	12.53	13.81	983,518	1.96	1.10	1.70	12.08	12.76
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	46,376	12.51	12.72	585,811	0.27	1.10	1.40	16.30	16.65
PIMCO All Asset Portfolio Advisor Class	5,552	13.64	13.79	76,417	12.08	1.10	1.35	14.49	14.77
PIMCO Dynamic Bond Portfolio Advisor Class	104,353	10.73	11.16	1,159,420	1.92	1.10	1.70	-0.52	0.08
PIMCO Emerging Markets Bond Portfolio Advisor Class	218,102	10.30	10.43	2,294,447	4.29	1.00	1.55	-4.16	-3.63
PIMCO Total Return Portfolio Advisor Class	16,444,965	10.20	10.50	171,305,014	1.74	1.00	1.80	-3.12	-2.35
PIMCO Total Return Portfolio Institutional Class	75,950	10.49	10.71	805,561	1.64	0.40	0.80	-1.91	-1.51
PVC Core Plus Bond Account Class 1	409,626	10.77	10.93	4,461,991	2.55	1.40	1.95	-2.37	-1.83
PVC Diversified International Account Class 1	93,837	9.87	11.44	1,029,381	1.30	1.40	1.95	7.63	8.23

92

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC Equity Income Account Class 1	380,810	28.07	30.46	11,478,756	1.94	1.40	1.80	20.28	20.76
PVC Equity Income Account Class 2	256,728	25.85	27.11	7,061,790	1.82	1.52	1.95	19.79	20.30
PVC Government & High Quality Bond Account Class 1	269,791	7.66	8.96	2,303,058	2.35	1.40	1.95	-3.23	-2.69
PVC Large Cap Growth Account I Class 1	89,763	18.19	18.45	1,650,371	0.00	1.40	1.95	19.54	20.20
PVC MidCap Account Class 1	46,189	45.90	49.77	2,254,926	0.14	1.40	1.80	23.29	23.78
PVC MidCap Account Class 2	16,211	42.23	45.77	733,254	0.00	1.55	1.95	22.78	23.27
PVC Principal Capital Appreciation Account Class 1	256,701	45.44	49.30	12,563,366	0.83	1.40	1.80	25.54	26.05
PVC Principal Capital Appreciation Account Class 2	53,981	41.76	45.26	2,426,676	0.76	1.55	1.95	25.04	25.54
PVC Real Estate Securities Account Class 1	9,548	53.53	55.89	532,224	1.44	1.40	1.55	38.28	38.49
PVC Real Estate Securities Account Class 2	5,210	50.74	52.73	273,243	1.22	1.55	1.70	37.68	37.89
PVC SAM Balanced Portfolio Class 1	1,181,363	21.60	23.45	26,944,579	1.59	1.40	1.80	11.71	12.16
PVC SAM Balanced Portfolio Class 2	1,161,402	19.98	21.78	24,902,391	1.38	1.52	1.95	11.20	11.68
PVC SAM Conservative Balanced Portfolio Class 1	175,863	13.67	14.82	2,545,781	1.89	1.40	1.80	7.75	8.18
PVC SAM Conservative Balanced Portfolio Class 2	190,341	12.66	19.22	2,610,010	1.72	1.52	1.95	7.36	7.83
PVC SAM Conservative Growth Portfolio Class 1	538,693	25.19	27.32	14,218,538	1.17	1.40	1.80	15.65	16.11
PVC SAM Conservative Growth Portfolio Class 2	561,163	23.23	25.28	13,967,600	1.05	1.52	1.95	15.18	15.67
PVC SAM Flexible Income Portfolio Class 1	266,989	14.29	15.53	4,041,977	2.53	1.40	1.80	4.98	5.40
PVC SAM Flexible Income Portfolio Class 2	308,145	13.25	17.75	4,413,468	2.07	1.52	1.95	4.56	5.01
PVC SAM Strategic Growth Portfolio Class 1	114,573	29.30	31.74	3,563,215	0.97	1.40	1.80	17.72	18.20
PVC SAM Strategic Growth Portfolio Class 2	224,603	27.03	29.50	6,460,162	0.81	1.52	1.95	17.23	17.73
PVC Short-Term Income Account Class 1	231,456	6.99	8.10	1,763,627	1.50	1.40	1.95	-2.63	-2.10
PVC SmallCap Account Class 1	28,923	20.78	22.51	628,926	0.33	1.40	1.80	17.98	18.45
PVC SmallCap Account Class 2	17,082	19.19	20.73	352,316	0.16	1.55	1.95	17.55	18.02
SST SA Allocation Aggressive Portfolio Class 1	56,095	17.20	17.54	979,000	2.22	0.40	0.80	15.05	15.51
SST SA Allocation Aggressive Portfolio Class 3	10,867,721	16.22	23.26	276,655,119	2.07	1.00	2.02	13.38	14.54
SST SA Allocation Balanced Portfolio Class 1	12,565	14.34	14.44	180,689	1.26	0.40	0.55	6.96	7.12
SST SA Allocation Balanced Portfolio Class 3	8,817,411	13.54	17.50	173,653,436	0.95	1.00	2.30	4.87	6.24
SST SA Allocation Moderate Portfolio Class 1	9,690	15.52	15.63	151,290	2.33	0.40	0.55	10.12	10.28
SST SA Allocation Moderate Portfolio Class 3	9,863,746	14.56	19.10	212,129,289	1.91	1.00	2.30	7.91	9.33
SST SA Allocation Moderately Aggressive Portfolio Class 1	16,906	16.26	16.38	276,599	1.98	0.40	0.55	12.15	12.31
SST SA Allocation Moderately Aggressive Portfolio Class 3	11,679,436	15.20	19.92	261,248,904	1.78	1.00	2.30	9.91	11.35
SST SA American Century Inflation Managed Portfolio Class 1	16,505	11.61	11.84	194,121	1.76	0.40	0.80	3.72	4.13
SST SA American Century Inflation Managed Portfolio Class 3	25,499,567	11.27	11.29	321,866,138	2.39	1.00	2.30	1.87	3.20
SST SA Columbia Focused Value Portfolio Class 3	7,377	18.00	19.93	146,360	3.78	1.10	1.70	23.19	23.93
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 1	18,179	16.88	17.01	307,143	2.65	0.40	0.55	17.84	18.02
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	5,929,487	15.80	17.25	100,839,491	2.27	1.00	1.70	16.21	17.02
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	16,283	10.66	11.37	182,236	3.65	1.10	1.70	-3.35	-2.76
SST SA Multi-Managed International Equity Portfolio Class 3	35,476	13.93	14.02	495,238	2.54	1.10	1.40	9.38	9.71
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	28,388	25.33	29.30	756,341	0.00	1.10	1.70	14.25	14.94
SST SA Multi-Managed Large Cap Value Portfolio Class 3	12,115	16.27	17.15	200,770	2.90	1.10	1.40	21.85	22.22
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	12,865	24.25	26.22	326,651	0.00	1.10	1.40	7.65	7.97
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	19,084	16.37	17.61	327,800	1.60	1.10	1.40	25.33	25.70
SST SA Multi-Managed Small Cap Portfolio Class 3	13,358	16.89	18.71	235,525	0.02	1.10	1.40	21.58	21.95
SST SA T. Rowe Price Growth Stock Portfolio Class 3	19,936	27.89	29.67	585,981	0.00	1.10	1.40	17.85	18.20
SAST SA AB Growth Portfolio Class 1	7,330,606	23.02	47.12	552,124,736	0.00	0.40	1.77	26.54	28.29
SAST SA AB Growth Portfolio Class 2	367,252	160.52	180.59	63,729,403	0.00	1.40	1.97	26.09	26.81
SAST SA AB Growth Portfolio Class 3	6,497,542	45.17	50.15	547,212,434	0.00	1.00	2.30	25.55	27.19
SAST SA AB Small & Mid Cap Value Portfolio Class 1	69,775	14.16	14.37	997,651	1.04	0.40	0.80	35.32	35.86
SAST SA AB Small & Mid Cap Value Portfolio Class 2	210,906	49.32	53.83	11,275,235	0.55	1.52	1.97	33.56	34.16
SAST SA AB Small & Mid Cap Value Portfolio Class 3	9,773,990	21.85	28.52	382,459,340	0.46	1.00	2.30	32.98	34.72
SAST SA American Funds Asset Allocation Portfolio Class 1	508,474	16.45	16.57	8,392,904	1.05	0.40	0.55	14.49	14.66
SAST SA American Funds Asset Allocation Portfolio Class 3	67,513,730	19.98	22.13	1,711,853,203	1.09	1.00	2.30	12.19	13.66
SAST SA American Funds Global Growth Portfolio Class 1	137,939	17.70	17.96	2,464,739	0.51	0.40	0.80	15.46	15.92
SAST SA American Funds Global Growth Portfolio Class 3	12,033,355	27.82	32.56	435,947,716	0.06	1.00	2.30	13.47	14.96
SAST SA American Funds Growth Portfolio Class 1	102,121	22.35	22.68	2,304,232	0.23	0.40	0.80	20.95	21.44
SAST SA American Funds Growth Portfolio Class 3	15,528,778	40.22	43.74	767,479,511	0.03	1.00	2.30	18.92	20.48
SAST SA American Funds Growth-Income Portfolio Class 1	119,461	16.43	16.68	1,981,618	1.62	0.40	0.80	23.09	23.58
SAST SA American Funds Growth-Income Portfolio Class 3	11,885,245	27.56	28.80	384,442,487	1.01	1.00	2.30	20.87	22.45
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	61,003	15.51	15.62	947,039	2.16	0.40	0.55	14.36	14.53
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	106,954,856	14.55	17.14	2,001,901,761	1.23	1.00	2.30	12.12	13.59
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	2,357,522	11.87	11.95	28,078,091	2.14	1.00	1.55	11.58	12.20
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	61,732	13.28	13.54	830,111	1.87	0.40	0.80	6.99	7.42
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	55,193,356	12.61	12.85	744,724,890	0.85	1.00	2.15	5.32	6.54
SAST SA Emerging Markets Equity Index Portfolio Class 1	9,080	11.23	11.40	103,054	1.06	0.40	0.80	-4.08	-3.69
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,020,696	10.83	11.05	11,167,585	1.22	1.00	1.55	-5.06	-4.54
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,413,125	12.70	34.18	49,281,795	2.97	0.40	1.77	-1.16	0.20
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	438,755	32.00	34.97	15,232,244	2.72	1.52	1.97	-1.53	-1.08
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	35,807,847	13.20	17.78	810,235,712	3.06	1.00	2.30	-1.95	-0.66
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	866,802	14.15	43.91	39,692,292	1.73	0.40	1.77	21.16	22.83
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 2	76,386	41.25	46.10	3,425,290	1.60	1.40	1.97	20.71	21.39
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	1,781,867	18.37	19.70	42,978,340	1.71	1.00	2.30	20.19	21.76
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	45,820	15.07	15.23	694,866	0.04	0.40	0.80	11.37	11.82
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	572,953	14.68	14.90	8,474,707	0.00	1.00	1.55	10.22	10.83

93

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	363,900	17.11	54.45	20,746,998	1.46	0.40	1.77	36.78	38.67
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	84,750	51.03	55.69	4,659,985	0.00	1.52	1.97	36.27	36.89
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	5,911,434	17.49	19.47	165,080,314	0.00	1.00	2.30	35.75	37.52
SAST SA Fixed Income Index Portfolio Class 1	67		11.21	750	0.00		0.80		-2.84
SAST SA Fixed Income Index Portfolio Class 3	5,991,408	10.64	11.01	65,185,453	0.00	1.00	1.80	-3.96	-3.19
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,006,389	10.19	10.54	31,311,043	1.10	1.00	1.80	-3.54	-2.76
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	3,356,988	14.78	31.60	321,179,462	1.88	0.40	1.77	27.59	29.35
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	495,266	85.57	96.12	45,971,585	1.74	1.40	1.97	27.17	27.89
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	8,973,492	22.48	23.26	386,641,244	1.67	1.00	2.30	26.59	28.24
SAST SA Franklin Small Company Value Portfolio Class 1	3,178	14.35	14.56	46,018	0.84	0.40	0.80	24.32	24.82
SAST SA Franklin Small Company Value Portfolio Class 3	6,482,397	20.78	23.47	163,153,424	0.94	1.00	2.30	22.16	23.76
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	1,347	14.76	14.89	20,029	0.05	0.40	0.80	24.67	25.17
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	364,136	14.43	14.56	5,286,453	0.00	1.15	1.55	23.49	23.98
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	579,681	17.00	45.92	27,512,124	2.29	0.40	1.77	21.92	23.60
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	127,778	43.12	47.01	5,953,628	2.17	1.52	1.97	21.41	21.96
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,506,856	26.44	35.20	183,312,506	2.35	1.00	2.30	20.94	22.52
SAST SA Franklin Tactical Opportunities Portfolio Class 1	2,926	13.93	14.17	41,245	1.16	0.40	0.80	14.25	14.70
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,092,788	13.27	13.67	68,742,945	1.01	1.00	1.70	12.90	13.69
SAST SA Global Index Allocation 60/40 Portfolio Class 1	7,415		13.49	100,030	1.44		0.40		9.43
SAST SA Global Index Allocation 60/40 Portfolio Class 3	5,039,140	12.74	13.08	65,253,076	1.41	1.00	1.70	7.77	8.53
SAST SA Global Index Allocation 75/25 Portfolio Class 1	8,592		13.86	119,095	1.65		0.55		12.03
SAST SA Global Index Allocation 75/25 Portfolio Class 3	4,899,011	13.05	13.51	65,543,601	1.46	1.00	1.95	10.25	11.30
SAST SA Global Index Allocation 90/10 Portfolio Class 1	298,288	14.09	14.30	4,255,242	1.17	0.40	0.80	14.82	15.28
SAST SA Global Index Allocation 90/10 Portfolio Class 3	17,681,240	13.51	13.86	242,687,504	1.00	1.00	1.70	13.53	14.32
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	2,247,157	11.40	14.83	56,597,870	1.56	0.40	1.77	-3.58	-2.25
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 2	895,596	20.35	22.24	19,759,351	1.34	1.52	1.97	-3.94	-3.51
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	29,835,161	10.97	11.52	466,458,873	1.36	1.00	2.30	-4.33	-3.08
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	555		14.23	7,891	0.42		0.40		14.57
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,187,161	13.18	13.72	29,651,190	0.25	1.00	1.95	12.45	13.52
SAST SA Index Allocation 60/40 Portfolio Class 1	48,161		15.99	770,268	0.32		0.55		12.76
SAST SA Index Allocation 60/40 Portfolio Class 3	11,965,926	14.93	15.45	182,446,537	0.08	1.00	1.70	11.15	11.93
SAST SA Index Allocation 80/20 Portfolio Class 1	133,959	17.35	17.69	2,356,668	1.15	0.40	0.80	17.65	18.12
SAST SA Index Allocation 80/20 Portfolio Class 3	21,314,934	16.20	16.97	356,799,103	1.09	1.00	1.95	15.95	17.05
SAST SA Index Allocation 90/10 Portfolio Class 1	381,020	18.05	18.41	6,952,109	1.19	0.40	0.80	19.93	20.41
SAST SA Index Allocation 90/10 Portfolio Class 3	58,148,904	16.86	17.67	1,013,852,694	1.08	1.00	1.95	18.29	19.41
SAST SA International Index Portfolio Class 1	103,939	11.99	12.10	1,257,427	1.35	0.55	0.80	9.89	10.17
SAST SA International Index Portfolio Class 3	1,309,733	11.86	12.22	15,815,366	1.47	1.00	1.70	8.60	9.37
SAST SA Invesco Growth Opportunities Portfolio Class 1	478,702	19.42	21.34	10,736,250	0.00	0.40	1.77	5.44	6.90
SAST SA Invesco Growth Opportunities Portfolio Class 2	173,669	19.98	21.86	3,758,687	0.00	1.52	1.97	5.10	5.57
SAST SA Invesco Growth Opportunities Portfolio Class 3	4,708,484	29.68	37.28	145,380,100	0.00	1.00	2.30	4.67	6.04
SAST SA Janus Focused Growth Portfolio Class 1	374,703	22.24	47.56	18,525,819	0.00	0.40	1.77	21.15	22.82
SAST SA Janus Focused Growth Portfolio Class 2	237,666	46.27	48.62	11,444,891	0.00	1.52	1.77	20.99	21.30
SAST SA Janus Focused Growth Portfolio Class 3	3,337,047	34.34	39.51	150,426,511	0.00	1.00	2.30	20.19	21.76
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	3,641,623	15.45	20.11	135,833,732	0.96	0.40	1.77	9.85	11.37
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	612,632	33.38	36.43	22,112,654	0.82	1.52	1.97	9.44	9.93
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	8,913,640	18.65	20.91	227,211,135	0.59	1.00	2.30	9.01	10.43
SAST SA JPMorgan Emerging Markets Portfolio Class 1	774,865	11.48	23.13	18,035,326	1.78	0.40	1.77	-0.58	0.79
SAST SA JPMorgan Emerging Markets Portfolio Class 2	136,018	21.65	23.64	3,187,901	1.64	1.52	1.97	-1.01	-0.56
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,808,401	12.59	12.96	117,004,799	1.64	1.00	2.30	-1.40	-0.11
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,527,085	15.91	26.89	129,882,470	1.86	0.40	1.77	23.61	25.31
SAST SA JPMorgan Equity-Income Portfolio Class 2	139,401	79.11	86.54	11,945,501	1.78	1.52	1.97	23.16	23.71
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,976,841	24.34	25.85	195,974,711	1.81	1.00	2.30	22.63	24.24
SAST SA JPMorgan Large Cap Core Portfolio Class 1	458,833	17.70	60.09	29,020,788	0.65	0.80	1.77	25.54	26.76
SAST SA JPMorgan Large Cap Core Portfolio Class 2	64,983	56.22	61.47	3,962,319	0.50	1.52	1.97	25.13	25.69
SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,940,743	27.09	28.73	73,874,805	0.46	1.00	2.30	24.58	26.21
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,231,070	11.89	30.85	39,357,534	2.46	0.40	1.77	-2.66	-1.31
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	238,801	29.91	31.48	7,451,186	2.30	1.52	1.77	-2.81	-2.57
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	39,754,960	11.34	13.70	693,118,719	2.33	1.00	2.30	-3.40	-2.14
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,789,827	21.04	29.36	89,475,907	0.00	0.40	1.77	8.89	10.39
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	445,001	46.05	51.67	22,144,133	0.00	1.40	1.97	8.50	9.12
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,302,403	34.94	45.25	319,929,845	0.00	1.00	2.30	8.03	9.44
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	2,037,617	10.21	10.99	23,523,686	0.05	0.40	1.77	-2.27	-0.92
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 2	803,813	10.30	11.23	8,990,127	0.00	1.52	1.97	-2.61	-2.17
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	19,000,018	7.44	9.29	172,700,500	0.00	1.00	2.30	-3.04	-1.77
SAST SA Large Cap Growth Index Portfolio Class 1	39,937	21.43	21.75	863,859	0.65	0.40	0.80	30.60	31.13
SAST SA Large Cap Growth Index Portfolio Class 3	1,319,148	20.55	21.08	27,535,439	0.62	1.00	1.70	29.07	29.97
SAST SA Large Cap Index Portfolio Class 1	234,357	19.23	19.43	4,535,010	1.46	0.55	0.80	27.32	27.64
SAST SA Large Cap Index Portfolio Class 3	3,309,792	18.31	18.87	61,565,300	1.44	1.00	1.70	25.90	26.79
SAST SA Large Cap Value Index Portfolio Class 1	41,057	15.13	15.35	626,627	2.48	0.40	0.80	23.41	23.91
SAST SA Large Cap Value Index Portfolio Class 3	1,781,257	14.50	14.87	26,239,547	2.92	1.00	1.70	21.98	22.83
SAST SA MFS Large Cap Growth Portfolio Class 1	448,218	20.66	24.19	11,455,765	0.20	0.40	1.77	26.72	28.47
SAST SA MFS Large Cap Growth Portfolio Class 2	162,698	23.56	24.79	3,990,196	0.00	1.52	1.77	26.50	26.82
SAST SA MFS Large Cap Growth Portfolio Class 3	3,664,872	35.17	36.87	130,385,597	0.00	1.00	2.30	25.78	27.42

94

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	649,326	17.74	35.60	52,630,757	0.00	0.55	1.77	24.68	26.21
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	108,553	72.94	79.41	8,545,275	0.00	1.52	1.97	24.25	24.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	5,339,734	27.68	32.37	237,622,610	0.00	1.00	2.30	23.71	25.33
SAST SA MFS Total Return Portfolio Class 1	1,803,122	15.36	26.54	105,133,724	0.00	0.40	1.77	12.03	13.58
SAST SA MFS Total Return Portfolio Class 2	393,747	53.28	58.18	22,613,618	1.31	1.52	1.97	11.69	12.19
SAST SA MFS Total Return Portfolio Class 3	7,399,339	18.06	19.66	220,969,315	1.32	1.00	2.30	11.16	12.61
SAST SA Mid Cap Index Portfolio Class 1	26,638	15.32	15.54	411,197	1.20	0.40	0.80	23.18	23.67
SAST SA Mid Cap Index Portfolio Class 3	2,774,022	14.88	15.49	42,488,082	0.83	1.00	1.95	21.41	22.57
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,374,936	11.89	17.68	25,549,281	1.22	0.40	1.77	2.51	3.92
SAST SA Morgan Stanley International Equities Portfolio Class 2	503,680	16.58	18.08	9,027,416	1.09	1.52	1.97	2.09	2.55
SAST SA Morgan Stanley International Equities Portfolio Class 3	7,385,513	12.09	13.16	116,005,637	1.03	1.00	2.30	1.69	3.02
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	725,359	11.22	14.40	16,525,915	2.37	0.40	1.77	-8.94	-7.68
SAST SA PIMCO Global Bond Opportunities Portfolio Class 2	178,479	20.57	22.42	3,961,222	2.17	1.52	1.97	-9.20	-8.79
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	16,534,144	10.23	11.21	231,293,179	2.36	1.00	2.30	-9.63	-8.45
SAST SA PIMCO RAE International Value Portfolio Class 1	9,949	9.74	9.79	97,402	2.76	0.40	0.55	8.00	8.16
SAST SA PIMCO RAE International Value Portfolio Class 2	486,034	18.11	20.03	9,671,895	2.10	1.52	1.97	6.33	6.81
SAST SA PIMCO RAE International Value Portfolio Class 3	22,521,709	9.99	11.09	317,011,546	2.00	1.00	2.30	5.90	7.29
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	4,621	14.37	14.55	67,227	0.00	0.55	0.80	7.50	7.77
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	71,728,113	13.58	14.88	1,142,793,787	0.00	1.00	2.15	5.77	6.99
SAST SA PineBridge High-Yield Bond Portfolio Class 1	789,289	12.56	37.22	30,855,246	4.85	0.40	1.77	4.16	5.60
SAST SA PineBridge High-Yield Bond Portfolio Class 2	177,171	34.74	38.00	6,690,260	4.76	1.52	1.97	3.79	4.26
SAST SA PineBridge High-Yield Bond Portfolio Class 3	3,963,299	14.45	16.59	91,850,041	0.00	1.00	2.30	3.22	4.57
SAST SA Putnam International Value Portfolio Class 1	1,061,459	11.62	13.81	21,259,331	2.03	0.40	1.77	12.97	14.53
SAST SA Putnam International Value Portfolio Class 2	230,112	18.11	19.71	4,486,388	1.90	1.52	1.97	12.61	13.12
SAST SA Putnam International Value Portfolio Class 3	5,446,012	10.27	13.32	91,553,091	1.80	1.00	2.30	12.08	13.54
SAST SA Schroders VCP Global Allocation Portfolio Class 1	21,540	13.44	13.54	290,293	0.70	0.40	0.55	12.02	12.19
SAST SA Schroders VCP Global Allocation Portfolio Class 3	37,680,947	12.65	13.34	527,290,201	0.36	1.00	2.15	10.01	11.28
SAST SA Small Cap Index Portfolio Class 1	41,399	14.49	14.70	605,128	0.76	0.40	0.80	13.24	13.70
SAST SA Small Cap Index Portfolio Class 3	2,729,065	13.94	14.52	39,157,430	0.48	1.00	1.95	11.64	12.70
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 1	22,699	16.20	16.30	368,631	0.00	0.40	0.55	15.68	15.85
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	27,209,293	15.11	15.73	422,992,290	0.00	1.00	1.95	13.76	14.85
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	19,170	15.84	15.96	303,938	0.57	0.40	0.55	11.99	12.16
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	87,843,830	14.72	15.58	1,436,183,196	0.88	1.00	2.15	9.91	11.18
SAST SA VCP Dynamic Allocation Portfolio Class 1	32,126	15.81	16.13	514,441	2.28	0.40	0.80	8.70	9.13
SAST SA VCP Dynamic Allocation Portfolio Class 3	447,897,380	14.88	17.36	8,368,908,213	1.54	1.00	2.15	6.99	8.22
SAST SA VCP Dynamic Strategy Portfolio Class 1	52,465	15.35	15.46	808,730	2.22	0.40	0.55	9.77	9.93
SAST SA VCP Dynamic Strategy Portfolio Class 3	362,391,923	14.34	16.60	6,460,368,886	1.46	1.00	2.15	7.74	8.99
SAST SA VCP Index Allocation Portfolio Class 1	23,971	14.39	14.48	345,048	1.92	0.40	0.55	13.70	13.87
SAST SA VCP Index Allocation Portfolio Class 3	32,666,989	13.41	13.96	450,837,287	0.97	1.00	1.95	11.80	12.86
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,825,027	21.09	68.37	498,540,110	0.00	0.40	1.77	3.77	5.21
SAST SA Wellington Capital Appreciation Portfolio Class 2	257,219	239.50	264.50	66,095,216	0.00	1.40	1.97	3.43	4.02
SAST SA Wellington Capital Appreciation Portfolio Class 3	13,086,656	40.38	57.31	1,051,002,049	0.00	1.00	2.30	2.97	4.32
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	171,355	15.46	89.44	15,161,435	0.29	0.40	1.40	6.16	7.22
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	7,575,115	14.65	15.20	113,361,839	0.19	1.00	1.70	5.66	6.40
VALIC Company I International Equities Index Fund	359,492	13.67	13.73	4,925,820	1.28	1.10	1.40	9.49	9.81
VALIC Company I International Socially Responsible Fund	74,163	16.56	17.40	1,279,105	1.78	1.10	1.40	10.88	11.22
VALIC Company I Mid Cap Index Fund	243,905	19.33	20.97	5,003,626	1.09	1.10	1.40	22.60	22.96
VALIC Company I Nasdaq-100 Index Fund	126,248	33.22	38.60	4,701,317	0.29	1.10	1.70	24.79	25.54
VALIC Company I Small Cap Index Fund	187,712	17.00	20.38	3,673,749	0.82	1.10	1.70	12.51	13.19
VALIC Company I Stock Index Fund	598,532	22.37	25.07	14,866,009	1.47	1.10	1.70	26.19	26.95
(a)
Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)	These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year. If there are no assets at either the beginning or end of the year, the asset balance of the first or last day the sub-account had assets is used.

(d)
These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to the contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

(e)
These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

(f)	A blank in the lowest unit value, lowest expense ratio and lowest total return columns indicates that the lowest value is the same as the highest value.

95

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
7.    Subsequent Events
Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.
•On March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. announced that they have entered into a definitive agreement to combine in an all-stock merger. The transaction is expected to close by year-end 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.

96

American General Life Insurance Company
(An indirect wholly owned subsidiary of Corebridge Financial, Inc.)
Statutory Financial Statements and
Supplemental Information and
Report of Independent Auditors
At December 31, 2025 and 2024 and
for each of the three years ended December 31, 2025

AMERICAN GENERAL LIFE INSURANCE COMPANY

1

Report of Independent Auditors

To the Board of Directors and Shareholder of American General Life Insurance Company
Opinions
We have audited the accompanying statutory financial statements of American General Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”).
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.
Basis for Opinions
We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.
The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.
Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

2

Auditors’ Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with US GAAS, we:
◦Exercise professional judgment and maintain professional skepticism throughout the audit.
◦Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
◦Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
◦Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
◦Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.
Supplemental Information
Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedules of selected financial data, investment risks interrogatories, summary investment schedule, and schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2025 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.
/s/ PricewaterhouseCoopers LLP
New York, New York
March 20, 2026

3

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2025	2024
Admitted assets
Cash and investments
Bonds	$123,074	$117,044
Preferred stock	280	160
Common stock	2,802	234
Cash, cash equivalents and short-term investments	1,011	731
Mortgage loans	37,954	36,078
Real estate	85	89
Contract loans	1,141	1,144
Derivatives	2,797	1,779
Derivative cash collateral and deferred asset for SSAP 108	1,758	1,680
Other invested assets	6,965	6,651
Total cash and investments	177,867	165,590
Amounts recoverable from reinsurers	376	263
Amounts receivable under reinsurance contracts	415	658
Current federal income tax recoverable	806	77
Deferred tax asset	1,564	1,295
Due and accrued investment income	1,445	1,418
Premiums due, deferred and uncollected	13	49
Receivables from affiliates	161	262
Other assets	4,174	2,601
Separate account assets	83,141	74,287
Total admitted assets	$269,962	$246,500

See accompanying Notes to Statutory Financial Statements.

4

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except for share data)	2025	2024
Liabilities
Policy reserves and contractual liabilities
Life and annuity reserves	$109,741	$112,536
Liabilities for deposit-type contracts	20,766	16,792
Accident and health reserves	645	675
Premiums received in advance	13	12
Policy and contract claims	744	684
Policyholder dividends	16	18
Total policy reserves and contractual liabilities	131,925	130,717
Payable to affiliates	7	211
Interest maintenance reserve	26	504
Derivatives	400	123
Payable for securities lending	3,386	2,284
Repurchase agreements	1,114	232
Collateral for derivatives program	2,649	1,245
Funds held under coinsurance	31,778	24,543
Accrued expenses and other liabilities	2,140	2,251
Net transfers from separate accounts due or accrued	(2,110)	(2,434)
Asset valuation reserve	3,003	2,510
Separate account liabilities	83,141	74,280
Total liabilities	257,459	236,466
Commitments and contingencies (see Note 19)

Capital and surplus
Common stock, $10 par value; 600,000 shares authorized, issued and outstanding	6	6
Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding	1	1
Surplus Notes	500	500
Gross paid-in and contributed surplus	7,501	5,412
Special surplus funds	1,477	1,630
Unassigned surplus	3,018	2,485
Total capital and surplus	12,503	10,034
Total liabilities and capital and surplus	$269,962	$246,500

See accompanying Notes to Statutory Financial Statements.

5

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS

	December 31,
(in millions)	2025	2024	2023
Revenues
Premiums and annuity considerations	$(29,792)	$13,839	$23,157
Net investment income	8,008	7,887	6,574
Amortization of interest maintenance reserve	15	42	113
Reserve adjustments on reinsurance ceded	43,007	(2,191)	(4,276)
Commissions and expense allowances	1,990	1,363	679
Separate account fees	354	1,183	902
Other income	509	1,132	1,018
Total revenues	24,091	23,255	28,167
Benefits and expenses
Death benefits	746	785	749
Annuity benefits	3,646	3,815	3,244
Surrender benefits	16,959	17,484	15,931
Other benefits	1,699	1,371	1,077
Change in reserves	(2,605)	(1,223)	4,817
Commissions	1,820	1,677	1,519
General insurance expenses	1,143	983	946
Net transfers to (from) separate accounts	1,698	(1,829)	2,078
Modco reinsurance assumed	(2,230)	(2,914)	(3,394)
Other expenses	1,264	1,063	742
Total benefits and expenses	24,140	21,212	27,709
Net gain from operations before dividends to policyholders and federal income taxes	(49)	2,043	457
Dividends to policyholders	5	7	2
Net gain from operations after dividends to policyholders and before federal income taxes	(54)	2,036	455
Federal income tax expense (benefit)	(306)	451	(52)
Net gain from operations	252	1,585	507
Net realized capital gains (losses), net of tax after transfers to interest maintenance reserves	70	(152)	(363)
Net income	$322	$1,433	$144

See accompanying Notes to Statutory Financial Statements.

6

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common & Preferred Stock	Surplus Notes	Gross Paid-In and Contributed Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance, January 1, 2023	$7	$—	$5,410	$916	$3,417	$9,750
Net income	—	—	—	—	144	144
Change in net unrealized capital gains (losses)	—	—	—	—	58	58
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	—	492	492
Change in deferred tax	—	—	—	—	167	167
Change in non-admitted assets	—	—	—	—	(7)	(7)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	21	21
Change in asset valuation reserve	—	—	—	—	(662)	(662)
Change in surplus from separate accounts	—	—	—	—	(367)	(367)
Other changes in surplus in separate accounts	—	—	—	—	367	367
Additional paid-in surplus	—	—	—	—	—	—
Change in surplus as a result of reinsurance	—	—	—	—	249	249
Dividends	—	—	—	—	(2,000)	(2,000)
Prior period corrections	—	—	—	—	(8)	(8)
Reinsurance permitted practice	—	—	—	—	725	725
Other changes	—	—	—	363	(363)	—
Balance, December 31, 2023	$7	$—	$5,410	$1,279	$2,233	$8,929
Net income	—	—	—	—	1,433	1,433
Change in net unrealized capital gains (losses)	—	—	—	—	80	80
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	—	(393)	(393)
Change in deferred tax	—	—	—	—	140	140
Change in non-admitted assets	—	—	—	—	106	106
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	1	1
Change in asset valuation reserve	—	—	—	—	(167)	(167)
Change in surplus from separate accounts	—	—	—	—	(17)	(17)
Other changes in surplus in separate accounts	—	—	—	—	17	17
Change in surplus notes	—	500	—	—	—	500
Additional paid-in surplus	—	—	2	—	—	2
Change in surplus as a result of reinsurance	—	—	—	—	62	62
Dividends	—	—	—	—	(1,300)	(1,300)
Prior period corrections	—	—	—	—	318	318
Reinsurance permitted practice	—	—	—	—	322	322
Other changes	—	—	—	351	(350)	1
Balance, December 31, 2024	$7	$500	$5,412	$1,630	$2,485	$10,034
Net income	—	—	—	—	322	322
Change in net unrealized capital gains (losses)	—	—	—	—	202	202
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	—	1,089	1,089
Change in deferred tax	—	—	—	—	(606)	(606)
Change in non-admitted assets	—	—	—	—	1,117	1,117
Change in asset valuation reserve	—	—	—	—	(493)	(493)
Change in surplus from separate accounts	—	—	—	—	(932)	(932)
Other changes in surplus in separate accounts	—	—	—	—	932	932
Additional paid-in surplus	—	—	2,089	—	—	2,089
Change in surplus as a result of reinsurance	—	—	—	—	1,589	1,589
Dividends	—	—	—	—	(3,597)	(3,597)
Change in reserve on account of change in valuation basis	—	—	—	—	220	220
Prior period corrections	—	—	—	—	—	—
Reinsurance permitted practice	—	—	—	—	536	536
Other changes	—	—	—	(153)	154	1
Balance, December 31, 2025	$7	$500	$7,501	$1,477	$3,018	$12,503

See accompanying Notes to Statutory Financial Statements.

7

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS

	December 31,
(in millions)	2025	2024	2023
Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$18,430	$12,375	$23,059
Net investment income collected	7,337	7,040	5,711
Other income	(71)	1,504	(1,038)
Total revenue received	25,696	20,919	27,732
Benefits paid	22,760	23,562	21,098
Net transfers to (from) separate accounts	(2,338)	(6,004)	(2,569)
Commissions and expenses paid	3,013	2,961	2,447
Dividends paid to policyholders	7	6	3
Federal income taxes paid	93	451	(26)
Total benefits and expenses paid	23,535	20,976	20,953
Net cash provided by (used in) operations	2,161	(57)	6,779
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	21,831	16,803	8,775
Stocks	15	29	144
Mortgage loans	5,745	3,473	3,446
Real estate	9	15	—
Other invested assets	1,332	664	1,436
Other, net	—	445	—
Total proceeds from investments sold, matured or repaid	28,932	21,429	13,801
Cost of investments acquired:
Bonds	31,980	26,023	16,318
Stocks	146	31	43
Mortgage loans	7,116	10,157	7,349
Real estate	1	14	—
Derivatives, net	1,456	971	2,103
Other invested assets	1,511	853	952
Other, net	387	—	539
Total cost of investments acquired	42,597	38,049	27,304
Net adjustment in contract loans	(4)	(7)	15
Net cash used in investing activities	(13,661)	(16,613)	(13,518)
Cash from financing and miscellaneous sources
Cash provided (applied):
Surplus notes	—	500	—
Capital and paid-in surplus	—	2	—
Net deposits on (withdrawals from) deposit-type contracts	3,974	2,778	1,698
Dividends to parent	(3,597)	(1,300)	(2,000)
Change in securities lending	1,102	2,284	—
Other, net	10,301	12,237	6,988
Net cash provided by financing and miscellaneous activities	11,780	16,501	6,686
Net increase (decrease) in cash, cash equivalents and short-term investments	280	(169)	(51)
Cash, cash equivalents and short-term investments at beginning of year	731	900	951
Cash, cash equivalents and short-term investments at end of year	$1,011	$731	$900

8

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS

	December 31,
(in millions)	2025	2024	2023
Non-cash activities, excluded from above:
Non-cash transfer from general to separate account	5,320	$4,288	$1,002
Contribution of VALIC from AGC Life	2,089	—	—
Non-cash bonds transferred in connection with reinsurance transactions	1,630	—	—
Non-cash transfer from separate to general account	1,608	758	4,068
Non-cash transfer from bonds to other invested assets	174	4	—
Non-cash tax credit in other invested assets	160	—	—
Non-cash security withdrawal	47	—	—
Non-cash capitalized interest - bonds	26	—	—
Non-cash AGL Loan Inv Corp-return of capital	25	22	—
Non-cash transfer from mortgage loans to real estate	22	4	—
Non-cash payment in kind to bonds	22	31	—
Non-cash transfer from bonds to stocks	21	70	—
Non-cash transfer from stocks to bonds	7	—	—
Non-cash transfer from short-term bonds to bonds	4	44	—
Non-cash transfer from other invested assets to common stocks	1	1	1
Non-cash pension risk transfer premiums transfer from separate account	—	1,334	—
Non-cash internal transfer mortgage loans	—	609	—
Non-cash Modco to FRL settlements	—	232	274
Non-cash corporate actions-bonds	—	133	—
Non-cash transfer from other invested assets to bonds	—	92	456
Non-cash internal transfers other invested assets	—	69	—
Non-cash transfer from mortgage loans to bonds	—	33	—
Non-cash capitalized interest - mortgage loans	—	4	—
Non-cash transfer from common stocks to other invested assets	—	3	—
Non-cash AGLIC - Bermuda redemption	—	—	642
Non-cash transfer from other invested assets to mortgage loans	—	—	425
Non-cash Hannover reinsurance transaction	—	—	253

9

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (“AGL” or the “Company”), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life” or the “Parent”), a Missouri-domiciled life insurance company, which is wholly owned by Corebridge Life Holdings, Inc. (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”). As of December 31, 2025, Corebridge’s three largest shareholders, Nippon Life Insurance Company, a mutual company organized under the laws of Japan (“Nippon”), American International Group, Inc. (“AIG”), and Argon Holdco LLC, a wholly-owned subsidiary of Blackstone, owned approximately 24.6%, 10.1% and 12.5% of the outstanding Corebridge common stock, respectively.
Effective June 30, 2025, AGC Life made a capital contribution of all of the issued and outstanding common stock of The Variable Annuity Life Insurance Company (“VALIC”), a Texas domiciled life insurer, to the Company. The Company recorded the capital contribution as a $2,089 million increase in surplus.
The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (“TDI”). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.
The Company is one of the largest providers of retirement solutions and insurance products in the United States to middle-income and high-net-worth customers. The Company’s products include fixed, fixed indexed, registered index-linked and variable annuities, term, universal, variable universal and whole life insurance, pension risk transfer annuities, guaranteed investment contracts, funding agreement backed notes, structured settlement annuities, corporate- and bank-owned life insurance, and stable value wrap products. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through Corebridge Direct Insurance Services, Inc. (“Corebridge Direct”).
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (“U.S. GAAP”), as described herein.
The TDI recognizes only statutory accounting practices (“SAP”) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Texas. The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.
The Company used the following permitted practices that resulted in reported statutory surplus or risk-based capital that is different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices of the TDI been followed in all respects:
•The Company recognized an admitted asset related to the notional value of coverage defined in an excess of loss (“XOL”) reinsurance agreement with a 20-year term that provides coverage to the Company for aggregate claims incurred during the agreement term associated with guaranteed living benefits on certain fixed index annuities generally issued prior to April 2019 (“Block 1”) exceeding an attachment point as defined in the agreement. This permitted practice was expanded to similarly recognize an additional admitted asset related to the net notional value of coverage as defined in a separate XOL reinsurance agreement with a 25-year term that provides coverage to the Company for aggregate XOL claims associated with guaranteed living benefits on a block of fixed index annuities generally issued in April 2019 or later, including certain new business issued after the effective date (“Block 2”).

10

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
•Effective September 30, 2023, the permitted practice for Block 1 and Block 2 was extended through September 30, 2026 and the maximum notional value of Block 2 was increased for certain new business. Effective December 31, 2024, the permitted practice related to Block 2 was amended to determine the XOL limit based on annual standalone cash flow testing (“CFT”) for business retained, net of reinsurance, where the XOL cap is defined as 90% of the CFT margin performed at each year-end. For new business issued after December 31, 2024, the XOL limit will be increased each quarter based on a specified calculation. At the end of the calendar year, the new business retained will be included with the business from prior years in the determination of the XOL limit based on 90% of the CFT margin performed at year-end. The amended permitted practice for Block 2 will remain in effect through September 30, 2026.
•This permitted practice was expanded to similarly recognize an additional admitted asset related to the net notional value of coverage as defined in a separate XOL agreement with a 25-year term that provides coverage to the Company for aggregate XOL claims associated with the base contract along with the guaranteed living benefits rider on a block of fixed annuities inforce on the treaty effective date, including certain new business issued after the effective date (“Block 3”). Effective September 30, 2023, the permitted practice for Block 3 was extended through September 30, 2026 and the maximum notional value was increased for certain new business. Effective December 31, 2024, the permitted practice related to Block 3 was amended to determine the XOL limit based on annual standalone CFT for business retained, net of reinsurance, where the XOL cap is defined as 90% of the CFT margin performed at each year-end. For new business issued after December 31, 2024, the XOL limit will be increased each quarter based on a specified calculation. At the end of the calendar year, the new business retained will be included with the business from prior years in the determination of the XOL limit based on 90% of the CFT margin performed at year-end. The amended permitted practice for Block 3 will remain in effect through September 30, 2026.
•Effective July 1, 2025, the Company recognized an admitted asset related to the notional value of coverage defined in an XOL reinsurance agreement that provides coverage to the Company for aggregate claims incurred during the agreement term associated with guaranteed lifetime withdrawal benefits on certain fixed index annuities generally issued prior to January 2017 (“Block 4”) exceeding an attachment point as defined in the agreement. The XOL for Block 4 is limited to the annual standalone CFT for business retained, net of reinsurance, where the XOL cap is defined as 90% of the CFT margin performed at each year-end. For new business issued after December 31, 2025, the XOL limit will be increased each quarter based on a specified calculation. At the end of the calendar year, the new business retained will be included with the business from prior years in the determination of the XOL limit based on 90% of the CFT margin performed at year-end. The permitted practice for Block 4 will remain in effect through September 30, 2029.
The value of the assets subject to the above permitted practices was approximately $2,600 million, $2,064 million and $1,742 million in total at December 31, 2025, 2024 and 2023 respectively and are reported in Other assets.
Additionally, the Company has a prescribed accounting practice in accordance with the State of Texas related to the admittance of furniture and equipment.

11

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the State of Texas:

		December 31,
(in millions)	SSAP#	2025	2024	2023
NET INCOME
State basis		$322	$1,433	$144

Net income, NAIC SAP		$322	$1,433	$144

SURPLUS
State basis		$12,503	$10,034	$8,929
State prescribed practices that increase (decrease) NAIC SAP:
Furniture and equipment	19	(51)	(34)	—

State permitted practices that increase (decrease) NAIC SAP:
XoL reinsurance agreement	4	(2,600)	(2,064)	(1,742)

Statutory capital and surplus, NAIC SAP		$9,852	$7,936	$7,187
In the event the Company had not employed any or all of these permitted and prescribed practices, the Company’s risk-based capital (“RBC”) would not have triggered a regulatory event.
The statement of cash flows in this report has balances that are different from those in the annual statement filed with the NAIC. The annual statement for 2023 had net cash provided by operations, investments and financing of $6.3 billion, $(12.9) billion and $6.5 billion, respectively, while this report has $6.8 billion, $(13.5) billion and $6.7 billion, respectively.
Use of Estimates
The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:
•    application of other-than-temporary impairments;
•     estimates with respect to income taxes, including recoverability of deferred tax assets;
• fair value measurements of certain financial assets; and
•     policy reserves for life, annuity and accident and health insurance contracts, including guarantees.
These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.
Significant Accounting Policies
Bonds include debt instruments classified as either issuer credit obligations (“ICO”) or asset-backed securities (“ABS”). Bonds, not backed by other loans, that qualify as issuer credit obligations under the principles-based bond definition are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (“IAO”) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit

12

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.
ABS include residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), other asset-backed securities, pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. ABS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for ABS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (“MBS”) and other ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its ABS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.
Reference to “non-rated residual tranches or interests” intends to capture securitization tranches, beneficial interests, interests of structured finance investments, as well as other structures, that reflect loss layers without contractual interest or principal payments. Payments to holders of these investments occur after contractual interest and principal payments have been made to other tranches or interests and are based on the remaining available funds. Although payments to holders can occur throughout an investment’s duration (and not just at maturity), such instances still reflect the residual amount permitted to be distributed after other holders have received contractual interest and principal payments.
NAIC designations are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined for most RMBS and CMBS by financial modeling conducted by BlackRock. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the IAO, interest-only securities, and those securities with an original NAIC designation of 5, 5*, 6, or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to financial modeling.
Redeemable preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other redeemable preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.
Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (“FHLB”) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.
Subsidiary, controlled, and affiliated (“SCA”) entities: Investments in U.S. domiciled insurance subsidiary, controlled and affiliated entities are recorded based on the underlying audited statutory equity of the respective entity’s financial statements. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which audited U.S. GAAP financial statements are not available are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.
Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.
Mortgage and mezzanine real estate loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between

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the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.
Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.
Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks, highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost, interest-bearing money market funds, investment pools and other investments (excluding loan-backed and structured securities) with original maturities within one year from the date of purchase.
Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.
Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (“hedge accounting”). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the statement value or cash flow of the hedged asset or liability are recorded. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (“ineffective hedges”) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.
The Company has used Statement of Statutory Accounting Principles (“SSAP”) No. 108, Derivatives Hedging Variable Annuity Guarantees, which allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. The Company designated, under SSAP 86, Derivatives, certain foreign exchange derivatives as effective hedges of certain invested assets and certain fixed and floating-rate liabilities. The Company also designated certain interest rate swaps as effective hedges of floating-rate investment assets and certain fixed and floating-rate liabilities.
Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for limited partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.
Limited partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements. The audited U.S. tax basis equity may also be used in certain circumstances.
All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been recorded as non-admitted assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.
Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors, that lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in cash and/or short-term investments that may be sold or repledged or partially used for

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short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.
In addition, the Company is a party to secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements. In all of these secured financing transactions, the securities transferred by the Company (pledged collateral) may be sold or repledged by the counterparties.
The Company entered into bilateral reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company did not sell or repledge these securities. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 180 days, or when collection of interest is uncertain.
Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.
The Company regularly evaluates its investments for other-than-temporary impairment (“OTTI”) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments. For bonds, other than ABS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds is written down to fair value and the amount of the write-down is recognized as a realized capital loss.
For ABS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the ABS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the ABS or does not have the intent and ability to retain the ABS until recovery. If the decline is interest-related, the ABS is written down to fair value.
In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.
Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a certain portion of deferred tax assets, prepaid expenses, electronic data processing (“EDP”) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets were $3.3 billion and $4.5 billion at December 31, 2025 and 2024, respectively.
Interest maintenance reserve (“IMR”) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, ABS and mortgage loans. An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For ABS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

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AMERICAN GENERAL LIFE INSURANCE COMPANY
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Asset valuation reserve (“AVR”) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.
Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees, market-value-adjusted (“MVA”) fixed annuity contracts, and registered index-linked annuities for which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts and registered index-linked annuities are provided in accordance with subsection 21 of the Valuation Manual (“VM-21”). Reserves for variable universal life accounts are provided in accordance with subsection 20 of the Valuation Manual (“VM-20”) for new business issued beginning in 2020, and in accordance with the Commissioners’ Reserve Valuation Method (“CRVM”) for policies issued prior to 2020.
Policy reserves are established according to different methods.
Life, annuity, and health reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.
Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for the Company’s life insurance policies issued after January 1, 2020 are contained in VM-20, Requirements for Principle-Based Reserves for Life Products. Life insurance policies issued prior to January 1, 2020 continue to be reserved for using legacy formula‑based methods, including the CRVM. Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions than under legacy reserving methodologies.
The Company calculates reserves for fixed index annuities, both with and without guaranteed minimum withdrawal benefits (“GMWB”), in accordance with the Commissioners’ Annuities Reserve Valuation Method (“CARVM”).
The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.
The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $20 million and $40 million at December 31, 2025 and 2024, respectively.
A majority of the Company’s variable annuity products include a guaranteed minimum death benefit (“GMDB”) and/or a GMWB. Reserves for GMDB and GMWB benefits are included in the VM-21 reserve. PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements for applicable products are contained in VM-21, Requirements for Principle-Based Reserves for Variable Annuities, which incorporates a principle‑based reserving framework.
Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company’s underwriters at issue.

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.
Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.
Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.
Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company’s business.
Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are recorded directly to the liability for deposit-type contracts and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.
General insurance expenses include allocated expenses pursuant to cost allocation agreements. The Company purchases administrative, accounting, marketing and data processing services from Corebridge and affiliates and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from affiliates is based on the level of assets under management.
Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to tax sharing agreements, because the Company is included in the consolidated federal income tax returns of its parent company filing group. The Company joins with AGC Life, VALIC, The United States Life Insurance Company in the City of New York (“USL”), and Corebridge Insurance Company of Bermuda, Ltd. (“Corebridge Bermuda”), in filing a consolidated life company federal income tax return. To the extent that benefits for net operating losses, foreign tax credits, corporate alternative minimum tax (“CAMT”) credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.
Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

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AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTAs are limited in their admissibility.
The CAMT is disregarded when evaluating the need for a valuation allowance for the Company’s non-CAMT DTAs.
Accounting Changes
The Company adopted the substantive changes made to SSAP 26, Bonds, SSAP 21, Other Admitted Assets, and SSAP 43, Asset-Backed Securities, effective January 1, 2025. The changes provide a new principle-based bond definition to be used for determining which investments are eligible for reporting on Schedule D as a bond. The changes focus on ensuring appropriate consideration of whether an investment qualifies as an issuer credit obligation or asset-backed security prior to reporting as a bond. Pursuant to the transition guidance, the reclassification of investments that no longer qualify as bonds reduced unassigned surplus by ($7) million.
The Company had no accounting changes during 2024 or 2023.
Correction of Errors
SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.
In 2025, there were no out-of-period errors identified.

In 2024, out-of-period errors were identified and corrected related to reinsurance, net investment income and reserves for indexed universal life. These corrections increased unassigned surplus by $318 million and were primarily driven by the reinsurance error. The reinsurance error resulted in an overstatement of accrued expenses and other liabilities and an understatement in reserve adjustments on reinsurance ceded with a corresponding understatement of pre-tax income by $111 million in 2023 and $101 million in 2022. This error resulted in an understatement of unassigned surplus of $297 million at December 31, 2023 and $209 million at December 31, 2022. The remaining impact relates to periods prior to 2022. The Company believes that these errors are not material to the prior year financial statements taken as a whole. As such, the Company has reflected the adjustments necessary to correct these errors as direct charges to unassigned surplus in 2024 in accordance with SSAP 3.
In 2023, out-of-period errors were identified and corrected, the largest of which was related to an understatement of reserves for variable annuities due to model implementations in 2022. The total of these corrections decreased unassigned surplus by $8 million.
The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously issued audited financial statements.
Differences in Statutory Accounting and U.S. GAAP Accounting
The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.
The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.
Investments. Under SAP, investments in bonds and redeemable preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and redeemable preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to

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AMERICAN GENERAL LIFE INSURANCE COMPANY
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unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.
Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (“CMO”) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For ABS, if it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than ABS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and other ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.
Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, an allowance for credit losses is based on the expectation of lifetime credit losses.
Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest are accounted for under the equity method. Where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings.
Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.
Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporates either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in indexed universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives and market risk benefits, respectively. Under SAP, embedded derivatives and market risk benefits are not bifurcated or accounted for separately from the host contract.
Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as a non-admitted asset,

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AMERICAN GENERAL LIFE INSURANCE COMPANY
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unless certain criteria are met. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as a component of total revenues, with related taxes included in taxes from operations.
Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.
Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.
Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance contracts are deferred as deferred policy acquisition costs (“DAC”). DAC is amortized on a constant level basis (i.e., approximating straight line amortization with adjustments for expected terminations) over the expected term of the related contracts using assumptions consistent with those used in estimating the related liability for future policy benefits, or any other related balances. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.
Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.
Non-admitted Assets. Certain assets designated as “non-admitted,” principally any agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.
Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are recorded directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.
Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.
Under SAP, individual insurance reserves are determined using a combination of principle‑based reserving frameworks (including VM‑20) and legacy formula‑based methods, including CRVM. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net premium ratio (“NPR”) method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP

20

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates.
Under SAP, individual deferred annuity reserves are determined using applicable principle‑based reserving requirements and legacy reserving methods, including CARVM. Under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable. Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.
Under GAAP, indexed interest credits and guarantees in excess of contract account values are bifurcated from the host contract as embedded derivatives and market risk benefits, respectively, and reported at fair value. Under SAP, embedded derivatives and market risk benefits are not bifurcated and accounted for separately, but rather are included in the benefit reserve valuation for the host contract.
Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized generally on a basis consistent with DAC.
Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.
Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, VM-21 or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.
Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts, registered index-linked annuities, and certain pension risk transfer annuities issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.
Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.
Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, when the reporting entity does

21

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
not have the intent to set off. Under U.S. GAAP, these amounts under master netting arrangements may generally be offset and presented on a net basis pursuant to an accounting election, even when the reporting entity does not have the intent to set off.
Surplus Notes. Under SAP, surplus notes are included as a component of surplus, whereas under U.S. GAAP, they are presented as a liability.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2025
Issuer credit obligations
U.S. government obligations	$1,248	$3	$(225)	$1,026
Other U.S. government obligations	88	2	(18)	72
Non-U.S. sovereign jurisdiction securities	1,494	29	(128)	1,395
Municipal bonds - general obligations (direct & guaranteed)	313	3	(27)	289
Municipal bonds - special revenue	1,927	14	(265)	1,676
Project finance bonds issued by operating entities	5,457	83	(236)	5,304
Corporate bonds	54,192	859	(5,383)	49,668
Single entity backed obligations	2,074	18	(105)	1,987
Bonds issued by funds representing operating entities	9,431	112	(423)	9,120
Bank loans - acquired	3,436	23	(107)	3,352
Mortgages loans that qualify as SVO-Identified credit tenant loans	10	—	—	10
Other issuer credit obligations	2	—	—	2
Total issuer credit obligations	79,672	1,146	(6,917)	73,901
Asset-backed securities
Agency residential MBS (exempt)	173	1	(11)	163
Agency commercial MBS (exempt)	238	—	(40)	198
Agency residential MBS (non-exempt)	2,417	26	(153)	2,290
Agency commercial MBS (non-exempt)	397	—	(42)	355
Non-agency residential MBS	8,346	576	(193)	8,729
Non-agency commercial MBS	5,350	63	(206)	5,207
Non-agency - CLOs/CBOs/CDOs	7,685	56	(17)	7,724
Other financial ABS	4,874	137	(177)	4,834
Equity backed securities – not self-liquidating	1,080	7	(28)	1,059
Other financial ABS – not self-liquidating	41	—	—	41
Lease-backed - practical expedient	271	2	(20)	253
Other non-financial ABS - practical expedient	59	1	(3)	57
Lease-backed - full analysis	6,078	100	(96)	6,082
Other non-financial ABS - full analysis	6,393	105	(160)	6,338
Total asset-backed securities	43,402	1,074	(1,146)	43,330
Preferred stock	280	5	(30)	255
Common stock*	2,802	—	—	2,802
Total equity securities	3,082	5	(30)	3,057
Total	$126,156	$2,225	$(8,093)	$120,288
* Common stock includes $2.6 billion of investments in affiliates at December 31, 2025.

22

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2024
Bonds:
U.S. government obligations	$1,688	$1	$(295)	$1,394
All other governments	1,809	13	(269)	1,553
States, territories and possessions	188	—	(26)	162
Political subdivisions of states, territories and possessions	166	1	(16)	151
Special revenue	4,791	19	(646)	4,164
Industrial and miscellaneous	102,779	1,494	(9,273)	95,000
Hybrid securities	445	11	(11)	445
Bank loans	4,739	28	(95)	4,672
Parent, subsidiaries and affiliates	439	3	—	442
Total bonds	117,044	1,570	(10,631)	107,983
Preferred stock	160	5	(2)	163
Common stock*	234	—	—	234
Total equity securities	394	5	(2)	397
Total	$117,438	$1,575	$(10,633)	$108,380
* Common stock includes $25 million of investments in affiliates at December 31,2024.

23

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Bonds and Equity Securities in Loss Positions
The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2025
Issuer credit obligations
U.S. government obligations	$242	$(16)	$661	$(210)	$903	$(226)
Other U.S. government obligations	—	—	39	(18)	39	(18)
Non-U.S. sovereign jurisdiction securities	150	(3)	663	(125)	813	(128)
Municipal bonds - general obligations (direct & guaranteed)	29	(1)	191	(26)	220	(27)
Municipal bonds - special revenue	120	(15)	1,216	(250)	1,336	(265)
Project finance bonds issued by operating entities	988	(22)	1,412	(214)	2,400	(236)
Corporate bonds	5,630	(356)	22,468	(5,034)	28,098	(5,390)
Single entity backed obligations	326	(38)	1,120	(81)	1,446	(119)
Bonds issued by funds representing operating entities	1,224	(29)	3,673	(394)	4,897	(423)
Bank loans - acquired	683	(48)	773	(93)	1,456	(141)
Other issuer credit obligations	—	—	—	—	—	—
Total issuer credit obligations	9,392	(528)	32,216	(6,445)	41,608	(6,973)
Asset-backed securities
Equity backed securities – not self-liquidating	131	(14)	266	(13)	397	(27)
Agency commercial MBS (exempt)	0	0	187	(40)	187	(40)
Agency commercial MBS (non-exempt)	8	(1)	333	(41)	341	(42)
Agency residential MBS (exempt)	59	(4)	62	(7)	121	(11)
Agency residential MBS (non-exempt)	714	(86)	625	(67)	1,339	(153)
Non-agency - CLOs/CBOs/CDOs	1,749	(10)	357	(6)	2,106	(16)
Non-agency commercial MBS	441	(10)	2,026	(196)	2,467	(206)
Non-agency residential MBS	766	(32)	1,463	(166)	2,229	(198)
Other financial ABS	652	(14)	1,141	(163)	1,793	(177)
Lease-backed - full analysis	774	(6)	1,327	(90)	2,101	(96)
Other non-financial ABS - full analysis	775	(12)	1,721	(150)	2,496	(162)
Lease-backed - practical expedient	65	(6)	79	(15)	144	(21)
Other non-financial ABS - practical expedient	21	(3)	0	0	21	(3)
Total asset-backed securities	6,155	(198)	9,587	(954)	15,742	(1,152)
Preferred stock	70	(29)	28	—	98	(29)
Common stock	5	(1)	—	—	5	(1)
Total equity securities	75	(30)	28	—	103	(30)
Total	$15,622	$(756)	$41,831	$(7,399)	$57,453	$(8,155)

24

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2024
Bonds:
U.S. government obligations	$504	$(26)	$825	$(269)	$1,329	$(295)
All other government	415	(42)	931	(227)	1,346	(269)
U.S States, territories and possessions	30	(2)	124	(24)	154	(26)
Political subdivisions of states, territories and possessions	48	(3)	67	(13)	115	(16)
Special revenue	532	(28)	3,127	(618)	3,659	(646)
Industrial and miscellaneous	19,947	(1,195)	40,338	(8,092)	60,285	(9,287)
Hybrid securities	200	(3)	77	(9)	277	(12)
Bank loans	1,082	(37)	717	(59)	1,799	(96)
Parents, subsidiaries & affiliates	—	—	—	—	—	—
Total	22,758	(1,336)	46,206	(9,311)	68,964	(10,647)
Preferred stock	28	(1)	6	(1)	34	(2)
Common stock	—	—	—	—	—	—
Total equity securities	28	(1)	6	(1)	34	(2)
Total	$22,786	$(1,337)	$46,212	$(9,312)	$68,998	$(10,649)
As of December 31, 2025 and 2024, the number of bonds and equity securities in an unrealized loss position was 5,389 and 6,388, respectively. Bonds comprised 5,369 of the total, of which 4,047 were in a continuous loss position greater than 12 months at December 31, 2025. Bonds comprised 6,384 of the total, of which 4,625 were in a continuous loss position greater than 12 months at December 31, 2024.
The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2025 and 2024, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.
Contractual Maturities of Bonds and Short-Term Investments
The following table presents the statement value and fair value of bonds and short-term investments by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2025
Due in one year or less	$2,080	$2,062
Due after one year through five years	15,267	15,215
Due after five years through ten years	19,496	19,431
Due after ten years through twenty years	19,046	17,738
Due after twenty years	23,810	19,482
ABS	43,402	43,330
Total	$123,101	$117,258
Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.
Bonds in or near default as to payment of principal or interest had a statement value of $126 million and $29 million at December 31, 2025 and 2024, respectively, which is the fair value. At December 31, 2025 and 2024, the Company had no income excluded from due and accrued for bonds.

25

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
At December 31, 2025, the Company’s bond portfolio included bonds totaling $6.2 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 2 percent of the Company’s total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 18 industries. At December 31, 2024, the Company’s bond portfolio included bonds totaling $6.4 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company’s total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries.
December 31, 2025 and 2024 The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2025	2024
Consumer non-cyclical	16.4%	15.0%
Consumer cyclical	13.7	14.6
Utility	10.5	9.5
ABS
The Company determines fair value of ABS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s RMBS, CMBS, collateralized debt obligations (“CDO”) and other ABS are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the ABS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.
The following table presents the statement value and fair value of ABS:

	December 31, 2025		December 31, 2024
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value
Asset-backed securities	$43,402	$43,330	$42,919	$42,202
Prepayment assumptions for single class, multi-class mortgage-backed and other ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.
At December 31, 2025 and 2024, the Company had exposure to a variety of ABS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.
At December 31, 2025 and 2024, the Company did not have any ABS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.
During 2025, 2024 and 2023, the Company recognized total OTTI of $7 million, $55 million and $36 million, respectively, on ABS that were still held by the Company. In addition, at December 31, 2025 and 2024, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

26

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table summarizes the fair value and aggregate amount of unrealized losses on ABS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2025
ABS	$6,156	$(198)	$9,587	$(954)	$15,743	$(1,152)
December 31, 2024
ABS	$6,947	$(181)	$13,005	$(1,549)	$19,952	$(1,730)
In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.
The Company does not have any ABS for which it is not practicable to estimate fair values.
The following table presents the rollforward of non-interest related OTTI for ABS:

	December 31,
(in millions)	2025	2024
Balance, beginning of year	$1,223	$1,212
Increases due to:
Credit impairment on new securities subject to impairment losses	4	55
Additional credit impairment on previously impaired investments	3	—
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	33	44
Balance, end of year	$1,197	$1,223
See Note 4 for a list with each ABS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2025.
Mortgage Loans
Mortgage loans had outstanding principal balances of $38.6 billion and $37.0 billion at December 31, 2025 and 2024, respectively. Contractual interest rates range from 0.00 percent to 45.00 percent. The mortgage loans at December 31, 2025 had maturity dates ranging from 2024 to 2069.
The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

27

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2025	2024
Geographic distribution:
Mid-Atlantic	23.5%	24.9%
Foreign	17.5	15.9
Pacific	13.5	15.3
South Atlantic	18.1	16.9
West South Central	6.9	7.0
East North Central	5.8	5.5
New England	5.6	5.7
Mountain	6.0	6.1
East South Central	2.0	2.0
West North Central	1.1	0.7
Total	100.0%	100.0%
Property type distribution:
Multi-family	25.7%	28.1%
Office	14.7	16.0
Retail	8.2	8.0
Industrial	16.4	15.1
Hotel/Motel	3.4	3.6
Other	31.6	29.2
Total	100.0%	100.0%
At December 31, 2025, there were 383 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 68.2 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2025 and 2024:

	Years Ended December 31,
	2025		2024
(in millions)	Maximum	Minimum	Maximum	Minimum
Office	9.60	3.00	9.75	3.53
Multi-family	8.70	2.92	8.80	4.82
Retail	7.12	3.45	7.56	4.70
Industrial	8.21	3.97	9.50	4.52
Hotel/Motel	6.21	4.51	7.08	5.82
Other	9.63	5.31	12.63	0.00
The Company reduced interest rates on three loans during 2025. The Company reduced interest rates on three loans during 2024.
The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 131 percent and 97 percent, in 2025 and 2024, respectively.
At December 31, 2025, and 2024, the Company held $797 million and $1,026 million, respectively, in impaired mortgages with related allowances for credit losses. There were no impaired mortgage loans without a related allowance at both periods ended December 31, 2025 and 2024. The Company’s average recorded investment in impaired loans was $921 million and $139 million, at December 31, 2025 and 2024, respectively. The Company recognized interest income on impaired loans of $7 million, $17 million and $15 million, in 2025, 2024 and 2023, respectively.

28

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2025	2024	2023
Balance, beginning of year	$364	$355	$294
Additions (reductions) charged to unrealized capital loss	59	21	148
Direct write-downs charged against allowance	(62)	(12)	(87)
Balance, end of year	$361	$364	$355
During 2025, the Company derecognized $22 million of mortgage loans and recognized $22 million of real estate collateral as a result of foreclosure.
The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.
The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2025	2024
Current	$37,258	$35,494
30 - 59 days past due	280	195
60 - 89 days past due	82	131
90 - 179 days past due	264	258
Greater than 180 days past due	70	—
Total	$37,954	$36,078
At December 31, 2025 and 2024, the Company had mortgage loans outstanding under participant or co-lender agreements of $36.9 billion and $24.9 billion, respectively.
The Company had $593 million and $571 million in restructured loans at December 31, 2025 and 2024, respectively.
Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2025:

(in millions)	Residential		Commercial		Agricultural
Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$60	0.00%	$908	0.50%	$—	—%
b. 91% to 95%	60	0.00	128	0.10	—	—
c. 81% to 90%	838	0.40	966	0.50	—	—
d. 71% to 80%	3,133	1.70	2,457	1.30	—	—
e. below 70%	6,991	3.70	22,289	11.90	485	0.30
Troubled Debt Restructuring
The Company held no restructured debt for which impairment was recognized for both December 31, 2025 and 2024. The Company had $29 million and $18 million of outstanding commitments to debtors that held loans with restructured terms at December 31, 2025 and 2024, respectively.

29

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Real Estate
The following table presents the components of the Company’s investment in real estate:

	December 31,
(in millions)	2025	2024
Properties occupied by the Company	$—	$—
Properties held for production of income	67	85
Properties held for sale	18	4
Total	$85	$89
The Company recognized gains of $12 million in 2024. The Company recognized no gains or losses in 2025 and 2023. The Company recognized $19 million, $1 million and $3 million in impairment write-downs for its investments in real estate during 2025, 2024 and 2023, respectively.
Other Invested Assets
The following table presents the components of the Company’s other invested assets:

	December 31,
(in millions)	2025	2024
Investments in limited liability companies	$1,140	$660
Investments in limited partnerships	4,223	4,075
Other investments	1,526	1,831
Receivable for securities	78	86
Non-admitted assets	(2)	(1)
Total	$6,965	$6,651
The Company utilizes the look-through approach in valuing its investments in affiliated limited partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $719 million and $931 million at December 31, 2025 and 2024, respectively. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.
The Company recorded impairment write-downs in joint ventures was $23 million, $11 million and $4 million during 2025, 2024 and 2023, respectively.

30

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Net Investment Income
The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2025	2024	2023
Bonds	$6,542	$6,065	$5,259
Preferred stocks	8	10	2
Common stocks	12	13	11
Cash and short-term investments	97	83	57
Mortgage loans	2,055	1,793	1,437
Real estate*	15	17	4
Contract loans	67	71	78
Derivatives	(607)	64	(283)
Investment income from affiliates	126	169	148
Other invested assets	356	227	246
Gross investment income	8,671	8,512	6,959
Investment expenses	(663)	(625)	(385)
Net investment income	$8,008	$7,887	$6,574
* Includes amounts for the occupancy of Company-owned property of $0 million, $1 million and $2 million in 2025, 2024 and 2023, respectively.
Net Realized and Unrealized Capital Gains (Losses)
The following table presents the components of Net realized capital gains (losses):

	Years ended December 31,
(in millions)	2025	2024	2023
Bonds	$(603)	$(1,210)	$(460)
Preferred stocks	(1)	—	(12)
Common stocks	(3)	—	8
Cash and short-term investments	7	(7)	36
Mortgage loans	(58)	(130)	(162)
Real estate	(18)	11	(3)
Derivatives	369	108	(329)
Other invested assets	(107)	(10)	113
Realized capital gains (losses)	(414)	(1,238)	(809)
Federal income tax (expense) benefit	87	260	170
Net (gains) losses transferred to IMR	397	826	276
Net realized capital gains (losses)	$70	$(152)	$(363)
During 2025, 2024 and 2023, the Company recognized $70 million, $172 million and $87 million, respectively, of impairment write-downs in the fixed maturity portfolio in accordance with the impairment policy described in Note 2.
The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years ended December 31,
(in millions)	2025	2024	2023
Proceeds	$7,706	$5,640	$3,401

Gross realized capital gains	$35	$97	$64
Gross realized capital losses	$(578)	(1,126)	(456)
Net realized capital gains (losses)	$(543)	$(1,029)	$(392)

31

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years ended December 31,
(in millions)	2025	2024	2023
Bonds	$884	$(322)	$280
Preferred and common stocks	457	(2)	53
Mortgage loans	569	(122)	273
Derivatives	(386)	29	148
Other invested assets	12	82	(68)
Other	(12)	(67)	(10)
Federal income tax (expense) benefit	(233)	89	(126)
Net change in unrealized gains (losses) of investments	$1,291	$(313)	$550

4. ASSET-BACKED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

ABS
The following table presents the ABS held by the Company at December 31, 2025 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
38237KAC4	$5,256	$1,730	$3,527	$1,730	$1,730	6/30/2025
23312RAE5	3,253	1	3,252	1	2	6/30/2025
Year-end Total	$8,509	$1,731	$6,779	$1,731	$1,732
None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

32

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
5. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending
In conjunction with its securities lending program, the Company had securities with a carrying value of $3,857 million and the fair value of $3,256 million loaned to unaffiliated third parties as of December 31, 2025. At December 31, 2024, the Company had securities with a carrying value of $2,577 million and the fair value of $2,162 million loaned to unaffiliated third parties.
The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2025	2024
Open positions	$—	$—
30 days or less	3,376	2,279
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Subtotal	3,376	2,279
Securities collateral received	—	—
Total collateral received	$3,376	$2,279
The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2025		December 31, 2024
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$983	$983	$531	$531
Subtotal	983	983	531	531
Securities collateral received	—	—	—	—
Total collateral reinvested	$983	$983	$531	$531
Repurchase Agreements
At December 31, 2025 and 2024, bonds with a fair value of approximately $1,137 million and $214 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.
The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2025	2024
Open positions	$—	$—
30 days or less	603	232
31 to 60 days	511	—
61 to 90 days	—	—
Greater than 90 days	—	—
Subtotal	1,114	232
Securities collateral received	—	—
Total collateral received	$1,114	$232

33

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2025:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Open - No Maturity	$6	$—	$—	$—
2. Overnight	159	50	50	297
3. 2 Days to 1 Week	316	100	101	547
4. > 1 Week to 1 Month	411	151	408	1,111
5. > 1 Month to 3 Months	—	—	—	652
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

b. Ending Balance
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	—	—	—	—
3. 2 Days to 1 Week	—	100	101	—
4. > 1 Week to 1 Month	411	—	307	1,111
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—
The following table presents the Company’s liability to return collateral for the year ended December 31, 2025:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Cash (Collateral - All)	$893	$301	$559	$2,608
2. Securities Collateral (FV)	—	—	—	—
b. Ending Balance
1. Cash (Collateral - All)	$411	$100	$408	$1,111
2. Securities Collateral (FV)	—	—	—	—
The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.
The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2025		December 31, 2024
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$—	$—	$218	$214
2-3 Years	59	61	—	—
Greater than three years	1,076	1,076	—	—
Subtotal	1,135	1,137	218	214
Securities collateral received	—	—	—	—
Total collateral reinvested	$1,135	$1,137	$218	$214

34

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2025:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. BACV	$—	$—	$—	$—
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	—	—	—	—

b. Ending Balance
1. BACV	$411	$142	$459	$1,135
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	376	107	424	1,137

35

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2025:

	1	2	3	4
(in millions)	None	NAIC 1	NAIC 2	NAIC 3
Ending Balance
a. ICO - BACV	$—	$85	$1,049	$—
b. ICO - FV	—	96	1,041	—
c. ABS - BACV	—	—	—	—
d. ABS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	85	1,049	—
q. Total Assets - FV	—	96	1,041	—

	5	6	7	8
(in millions)	NAIC 4	NAIC 5	NAIC 6	Non-Admitted
Ending Balance
a. ICO - BACV	$—	$—	$—	$—
b. ICO - FV	—	—	—	—
c. ABS - BACV	—	—	—	—
d. ABS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	—	—	—
q. Total Assets - FV	—	—	—	—

36

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Collateral Received – Secured Borrowing:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash	532	$151	$408	$1,299
2. Securities (FV)	—	—	—	—

b. Ending Balance
1. Cash	$411	$100	$408	$1,111
2. Securities (FV)	—	—	—	—
Cash and Non-Cash Collateral Received – Secured Borrowing by NAIC Designation:

	1	2	3	4
(in millions)	NONE	NAIC 1	NAIC 2	NAIC 3
Ending Balance
a. Cash	$1,111	$—	$—	$—
b. ICO - FV	—	—	—	—
c. ABS - FV	—	—	—	—
d. Preferred Stock - FV	—	—	—	—
e. Common Stock	—	—	—	—
f. Mortgage Loans - FV	—	—	—	—
g. Real Estate - FV	—	—	—	—
h. Derivatives - FV	—	—	—	—
i. Other Invested Assets - FV	—	—	—	—
j. Total Assets - FV	$1,111	$—	$—	$—

	5	6	7	8
	NAIC 4	NAIC 5	NAIC 6	Does Not Qualify As Admitted
Ending Balance
a. Cash	$—	$—	$—	$—
b. ICO - FV	—	—	—	—
c. ABS - FV	—	—	—	—
d. Preferred Stock - FV	—	—	—	—
e. Common Stock	—	—	—	—
f. Mortgage Loans - FV	—	—	—	—
g. Real Estate - FV	—	—	—	—
h. Derivatives - FV	—	—	—	—
i. Other Invested Assets - FV	—	—	—	—
j. Total Assets - FV	—	—	—	—

37

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Reverse Repurchase Agreements
The Company entered into bilateral reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company did not sell or repledge these securities during 2025. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.
At December 31, 2025, the Company had no securities held under agreements to purchase and resell.

Type of Repo Trade Used:

	1	2	3	4
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
a. Bilateral (YES/NO)	Yes	Yes	Yes	No
b. Tri-Party (YES/NO)	No	No	No	No

Original (Flow) and Residual Maturity:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Open - No Maturity	$204	$145	$50	$—
2. Overnight	—	—	—	—
3. 2 Days to 1 Week	—	—	—	—
4. > 1 Week to 1 Month	—	—	—	—
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

b. Ending Balance
1. Open - No Maturity	$70	$50	$—	$—
2. Overnight	—	—	—	—
3. 2 Days to 1 Week	—	—	—	—
4. > 1 Week to 1 Month	—	—	—	—
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

The Company had no securities sold and/or acquired under Repo that resulted in default at December 31, 2025 and December 31, 2024.

Fair Value of Securities Acquired Under Repo – Secured Borrowing

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
a. Maximum Amount	213	152	52	—
b. Ending Balance	73	52	—	—

38

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Collateral Provided – Secured Borrowing

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash	$204	$145	$50	$—
2. Securities (FV)	—	—	—	—
3. Securities (BACV)	—	—	—	—
4. Nonadmitted Subset (BACV)	—	—	—	—

b. Ending Balance
1. Cash	70	50	—	—
2. Securities (FV)	—	—	—	—
3. Securities (BACV)	—	—	—	—
4. Nonadmitted Subset (BACV)	—	—	—	—

Recognized Receivable for Return of Collateral – Secured Borrowing

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash	204	145	50	—
2. Securities (FV)	—	—	—	—

b. Ending Balance
1. Cash	70	50	—	—
2. Securities (FV)	—	—	—	—

Recognized Liability to Return Collateral – Secured Borrowing (Total)

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Repo Securities Sold/Acquired with Cash Collateral	213	152	52	—
2. Repo Securities Sold/Acquired with Securities Collateral (FV)	—	—	—	—

b. Ending Balance
1. Repo Securities Sold/Acquired with Cash Collateral	73	52	—	—
2. Repo Securities Sold/Acquired with Securities Collateral (FV)	—	—	—	—

39

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
6. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets, except for a portion of assets on deposit with states and other restricted assets that are part of the Separate Accounts assets.
The following table presents the carrying value of the Company’s restricted assets:

	December 31,
(in millions)	2025	2024
On deposit with states	$45	$47
Collateral held on securities lending	3,857	2,279
FHLB stock and collateral pledged	9,568	6,649
Subject to reverse repurchase agreements	—	20
Subject to repurchase agreements	1,111	231
Collateral for derivatives	549	651
Guaranteed interest contracts	127	68
Other restricted assets	2,910	1,528
Total	$18,167	$11,473

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.
All derivative instruments are recognized in the financial statements.
SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. The special accounting provision permits reporting entities to utilize a form of macro-hedging in which a portfolio of variable annuity policies are jointly designated as the host contracts containing the hedge item, in a fair value hedge, pursuant to a Clearly Defined Hedging Strategy defined within VM-21.

At inception and on an ongoing basis, the hedging relationship must be highly effective in achieving offsetting changes in fair value attributed to the hedged risk during the period that the hedge is designated. The term “highly effective” describes a fair value hedge relationship where the change in fair value of the derivative instrument is within 80 to 125 percent of the opposite change in fair value of the hedged item attributed to the hedged risk.
SSAP 108 requires the Company use the same fair value definition that is used for its economic hedge target, which enables the Company to leverage the existing modeling and attribution platform currently in place for hedging analysis. In addition, the Company uses the VM-21 interest rate sensitivities measured at the beginning of the quarter to estimate the reserve movement attributed to interest rate movement, which leverages the existing modeling and attribution platform in place for Statutory analysis. These approaches and the overall use of the special accounting provision of SSAP 108 have received the approval of the TDI.
The Company used a portfolio of interest rates swaps and swaptions to hedge the interest rate risk associated with a portfolio of GMWB riders on its variable annuities. This hedging relationship was highly effective and complied with the Clearly Defined Hedging Strategy of VM-21. Effective August 1, 2025, the Company’s variable annuity business was ceded and the use of special accounting provisions permitted within SSAP 108 was terminated. The existing SSAP 108 deferred asset balance will be amortized on a straight-line basis over a 5-year period.

40

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Under SSAP 108 all derivatives are reported at fair value. Fair value change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk is recognized as realized gain/loss in the current period there were no excludable components. At December 31, 2024, fair value of the derivatives was a liability of $10 million, full contract fair value was an asset of $59 million and hedge target fair value was a liability of $88 million. For the year ended December 31, 2024, fair value change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk was a realized loss of $42 million. Fair value change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk are recognized as deferred assets/liabilities in the current period and amortized over projected VA guarantees’ Macaulay Duration within the Standard Projection, but not more than 10 years. At December 31, 2025 and 2024, the fair value change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk was a deferred asset of $1.4 billion and deferred asset $1.5 billion, respectively. For the years ended December 31, 2025 and 2024, amortization was a realized loss of $250 million and a realized loss of $137 million, respectively. Fair value change in hedge instruments not attributable to the hedged risk are recognized as unrealized gain/loss, if any. All fair value changes in hedge instruments were attributable to the hedged risk for the period.
The Company designates, under SSAP 86, certain foreign exchange derivatives as effective hedges of certain invested assets and certain fixed and floating-rate liabilities. The Company also designates certain interest rate swaps as effective hedges of floating-rate investment assets and certain fixed and floating-rate liabilities. Derivatives not designated for hedge accounting are accounted for at fair value, and the changes in the fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company’s exchange traded futures contracts relates to the one-day lag in the net cash settlement of these contracts.
The Company recognized a net unrealized capital loss of $184 million in 2025, a net unrealized capital loss of $40 million in 2024 and a net unrealized capital gain of $167 million in 2023, related to derivatives that did not qualify for hedge accounting.
Net cash collateral received for derivative transactions increased in the year 2025, as a result of increases in fair values of derivatives covered by an International Swaps and Derivative Association Master Agreement (“ISDA Master Agreement”) and Credit Support Annex provisions. At December 31, 2025, the Company held collateral for derivatives of $2,758 million, which is invested in cash, cash equivalents and/or short-term investments.
Refer to Note 3 for disclosures related to net realized capital gains (losses).
Swaps, Options, and Futures
Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.
Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.
Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

41

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Interest Rate Risk
Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; (3) listed futures options on government securities; and (4) unlisted swaps and swaptions in U.S. Dollar Secured Overnight Financing Rate.
Currency Risk
Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.
Equity Risk
Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (“OTC”) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.
For OTC contracts, the Company generally uses an ISDA Master Agreement and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions, and such an ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.
The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

42

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2025			December 31, 2024
(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value
Assets:
Interest rate contracts	$5,817	$443	$443	$22,131	$1,551	$1,551
Foreign exchange contracts	7,106	538	539	12,862	915	877
Equity contracts	58,467	6,088	6,088	60,862	4,257	4,256
Other contracts	14	—	—	14	—	—
Derivative assets, gross	71,404	7,069	7,070	95,869	6,723	6,684
Counter party netting*	—	(4,272)	(4,272)	—	(4,944)	(4,944)
Derivative assets, net	$71,404	$2,797	$2,798	$95,869	$1,779	$1,740
Liabilities:
Interest rate contracts	$32,093	$1,125	$1,184	$34,293	$1,737	$2,111
Foreign exchange contracts	11,731	491	501	3,197	243	260
Equity contracts	48,460	3,052	3,052	39,350	3,085	3,085
Other contracts	43	4	4	45	2	2
Derivative liabilities, gross	92,327	4,672	4,741	76,885	5,067	5,458
Counter party netting*	—	(4,272)	(4,272)	—	(4,944)	(4,944)
Derivative liabilities, net	$92,327	$400	$469	$76,885	$123	$514
* Represents netting of derivative exposures covered by a qualifying master netting agreement.
The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2025		December 31, 2024
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$7,069	$4,672	$6,723	$5,067
Amount offset	(4,272)	(4,272)	(4,944)	(4,944)
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$2,797	$400	$1,779	$123

43

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2025		December 31, 2024
(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date
Derivative assets:
Interest rate contracts	$5,817	2054	$22,131	2064
Foreign exchange contracts	7,106	2064	12,862	2063
Equity contracts	58,467	2031	60,862	2030
Other contracts	14	2053	14	2053
Derivative liabilities:
Interest rate contracts	32,093	2071	34,293	2071
Foreign exchange contracts	11,731	2061	3,197	2061
Equity contracts	48,460	2031	39,350	2030
Other contracts	44	2042	45	2042
The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.
The credit exposure to the Company’s derivative contracts aggregated $807 million and $991.6 million at December 31, 2025 and 2024, respectively.
9. FAIR VALUE INSTRUMENTS

Fair Value Measurements
The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.
The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.
Fair Value Hierarchy
Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:
•     Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.
•     Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

44

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
•   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.
Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.
Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.
Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.
Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.
Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.
Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.
Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.
Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.
Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.
Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.
Valuation Methodologies of Financial Instruments Measured at Fair Value
Bonds
Bonds with NAIC 6 or 6* designations and redeemable preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call rate. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical

45

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.
The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.
Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.
Common Stocks (Unaffiliated)
Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.
Freestanding Derivatives
Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.
OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.
Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.
Separate Account Assets
Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

46

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Assets and Liabilities Measured at Fair Value
The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2025
Assets at fair value:
Bonds
Issuer Credit Obligations	$—	$108	$1	$—	$109
Asset Backed Securities	—	—	39	—	39
Total bonds	—	108	40	—	148
Preferred stock
Industrial and miscellaneous	8	—	3	—	11
Total preferred stock	8	—	3	—	11
Common stock
Industrial and miscellaneous	—	—	5	—	5
Total common stock	—	—	5	—	5
Derivative assets:
Interest rate contracts	—	443	—	—	443
Foreign exchange contracts	—	527	—	—	527
Equity contracts	—	5,320	768	—	6,088
Credit contracts	—	—	—	—	—
Other contracts	—	—	—	—	—
Counterparty netting	—	—	—	(4,272)	(4,272)
Total derivative assets	—	6,290	768	(4,272)	2,786
Separate account assets	47,201	2,004	—	—	49,205
Total assets at fair value	$47,209	$8,402	$816	$(4,272)	$52,155
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$1,125	$—	$—	$1,125
Foreign exchange contracts	—	308	—	—	308
Equity contracts	6	2,951	94	—	3,051
Credit contracts	—	—	—	—	—
Other contracts	—	—	4	—	4
Counterparty netting	—	—	—	(4,272)	(4,272)
Total derivative liabilities	6	4,384	98	(4,272)	216
Total liabilities at fair value	$6	$4,384	$98	$(4,272)	$216
December 31, 2024
Assets at fair value:
Bonds
All Other Government	—	—	—	—	—
Industrial and miscellaneous	—	16	7	—	23
Total bonds	—	16	7	—	23
Preferred stock
Industrial and miscellaneous	4	—	1	—	5
Total preferred stock	4	—	1	—	5
Total common stock	—	—	—	—	—
Derivative assets:
Interest rate contracts	—	1,239	312	—	1,551
Foreign exchange contracts	—	872	—	—	872
Equity contracts	1	3,686	569	—	4,256
Other contracts	—	—	—	—	—
Counterparty netting	—	—	—	(4,944)	(4,944)
Total derivative assets	1	5,797	881	(4,944)	1,735
Separate account assets	47,053	1,468	—	—	48,521
Total assets at fair value	$47,058	$7,281	$889	$(4,944)	$50,284
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$1,737	$—	$—	$1,737
Foreign exchange contracts	—	230	—	—	230
Equity contracts	7	3,066	12	—	3,085
Credit contracts	—	—	—	—	—
Other contracts	—	—	2	—	2
Counterparty netting	—	—	—	(4,944)	(4,944)
Total derivative liabilities	7	5,033	14	(4,944)	110
Total liabilities at fair value	$7	$5,033	$14	$(4,944)	$110
* Represents netting of derivative exposures covered by a qualifying master netting agreement.

47

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Changes in Level 3 Fair Value Measurements
The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Common Stocks	Derivative Assets	Total Assets	Derivative Liabilities
Balance, January 1, 2023	$3	$7	$2	$529	$541	$16
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(10)	(7)	—	(444)	(461)	(29)
Included in surplus	—	1	—	329	330	30
Purchases, issuances and settlements	9	—	(2)	694	701	50
Transfers into Level 3	4	—	—	—	4	—
Transfers out of Level 3	—	—	—	—	—	—
Balance, December 31, 2023	$6	$1	$—	$1,108	$1,115	$67
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(28)	—	—	153	125	(3)
Included in surplus	30	—	(3)	(259)	(232)	(77)
Purchases, issuances and settlements	(16)	—	—	(121)	(137)	27
Transfers into Level 3	28	—	4	—	32	—
Transfers out of Level 3	(12)	—	—	—	(12)	—
Balance, December 31, 2024	$8	$1	$1	$881	$891	$14
Total realized/unrealized capital gains or losses:
Included in net (loss) income	—	(1)	(3)	108	104	—
Included in surplus	1	1	(1)	(7)	(6)	39
Purchases, issuances and settlements	(10)	2	8	(214)	(214)	45
Transfers into Level 3	42	—	—	—	42	—
Transfers out of Level 3	(1)	—	—	—	(1)	—
Balance, December 31, 2025	$40	$3	$5	$768	$816	$98
Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.
In both 2025 and 2024, there were no transfers between Level 1 and Level 2 securities.
Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2025 and 2024 may include changes in fair value that were attributable to both observable and unobservable inputs.

48

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Quantitative Information About Level 3 Fair Value Measurements
The following table presents the Company’s quantitative information about level 3 fair value measurements at December 31, 2025.

December 31, 2025	Fair Value at December 31, 2025	Valuation Technique	Unobservable Input	Unobservable Input Range (Weighted Average)
Assets:
RMBS	6	Discounted Cash Flow	Prepayment Speed (VPR)	5.89% - 10.18% (8.03%)
			Loss severity	22.19% - 80.14% (51.17%)
			Constant default rate	0.08% - 6.02% (3.05%)
			Yield	5.87% - 6.72% (6.30%)
Other ABS	$31	Discounted Cash Flow	Yield	9.61% - 9.61% (9.61%)

Gross Basis Fair Value Measurements
The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2025
Derivative assets at fair value	$—	$6,290	$768	$7,058
Derivative liabilities at fair value	(6)	(4,384)	(98)	(4,488)

December 31, 2024
Derivative assets at fair value	$1	$5,797	$881	$6,679
Derivative liabilities at fair value	(7)	(5,033)	(14)	(5,054)

49

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Fair Value Information about Financial Instruments Not Measured at Fair Value
The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3
December 31, 2025
Assets:
Bonds
Issuer Credit Obligations	$73,792	$79,564	$10	$70,553	$3,229
Asset Backed Securities	43,292	43,362		22,489	20,803
Preferred stocks	246	269	—	180	66
Common stocks	220	220	—	220	—
Cash, cash equivalents
and short-term investments	1,011	1,011	984	27	—
Mortgage loans	37,265	37,954	—	—	37,265
Contract loans	1,141	1,141	—	—	1,141
Derivatives	(239)	(172)		(239)
Receivables for securities	78	78	—	78	—
Separate account assets	33,936	33,936	—	33,936	—
Liabilities:
Policy reserves and contractual liabilities	21,768	21,706	—	38	21,730
Derivatives	—	—	—	—	—
Payable for securities	3	3	—	3	—
Payable for securities lending	3,386	3,386	—	3,386	—
December 31, 2024
Assets:
Bonds	$107,959	$117,020	$9	$84,314	$23,636
Preferred stocks	159	156	—	159	—
Common stocks	208	208	—	208	—
Cash, cash equivalents
and short-term investments	731	731	531	200	—
Mortgage loans	34,031	36,078	—	—	34,031
Contract loans	1,144	1,144	—	—	1,144
Derivatives	(399)	31		(399)	—
Receivables for securities	86	86	—	86	—
Separate account assets	16,880	25,766	—	16,880	—
Liabilities:
Policy reserves and contractual liabilities	17,668	17,617	—	58	17,610
Derivatives	—	—	—	—	—
Payable for securities	309	309	—	309	—
Payable for securities lending	2,284	2,284	—	2,284	—

50

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company’s reserves by major category:

	Years ended December 31,
(in millions)	2025	2024
Life insurance	$42,595	$42,136
Annuities (excluding supplementary contracts with life contingencies)	113,035	104,975
Supplementary contracts with life contingencies	371	377
Accidental death benefits	13	14
Disability - active lives	26	27
Disability - disabled lives	196	206
Excess of VM-21 reserves over basic reserves	68	2
Deficiency reserves	1,193	1,075
Other miscellaneous reserve	996	1,012
Gross life and annuity reserves	158,493	149,824
Reinsurance ceded	(48,752)	(37,288)
Net life and annuity reserves	109,741	112,536
Accident and health reserves
Unearned premium reserves	6	6
Present value of amounts not yet due on claims	186	193
Additional contract reserves	456	480
Gross accident and health reserves	648	679
Reinsurance ceded	(3)	(4)
Net accident and health reserves	645	675
Aggregate policy reserves	$110,386	113,211

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:
A. Individual Annuities:

	December 31, 2025
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$63,512	$5,256	$—	$68,768	46.16%
b. At book value less current surrender charge of 5% or more	13,904	—	—	13,904	9.33%
c. At fair value	16	199	33,528	33,743	22.65%
d. Total with market adjustment or at fair value	77,432	5,455	33,528	116,415	78.14%
e. At book value without adjustment (minimal or no charge or adjustment)	18,555	—	—	18,555	12.46%
(2) Not subject to discretionary withdrawal	13,896	—	104	14,000	9.40%
(3) Total (gross: direct + assumed)	$109,883	$5,455	$33,632	$148,970	100.00%
(4) Reinsurance ceded	21,034	—	31,766	52,800
(5) Total (net)* (3) - (4)	$88,849	$5,455	$1,866	$96,170
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$2,392	$—	$—	$2,392

51

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$54,345	$4,437	$—	$58,782	42.84%
b. At book value less current surrender charge of 5% or more	13,000	—	—	13,000	9.48%
c. At fair value	1	32	31,079	31,112	22.68%
d. Total with market adjustment or at fair value	67,346	4,469	31,079	102,894	75.00%
e. At book value without adjustment (minimal or no charge or adjustment)	20,170	—	—	20,170	14.70%
(2) Not subject to discretionary withdrawal	14,041	—	96	14,137	10.30%
(3) Total (gross: direct + assumed)	$101,557	$4,469	$31,175	$137,201	100.00%
(4) Reinsurance ceded	11,045	—	—	11,045
(5) Total (net)* (3) - (4)	$90,512	$4,469	$31,175	$126,156
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$3,286	$—	$—	$3,286
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.
B. Group Annuities:

	December 31, 2025
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$173	$—	$—	$173	0.43%
b. At book value less current surrender charge of 5% or more	23	—	—	23	0.06%
c. At fair value	—	13	13,265	13,278	32.73%
d. Total with market adjustment or at fair value	196	13	13,265	13,474	33.22%
e. At book value without adjustment (minimal or no charge or adjustment)	1,645	—	—	1,645	4.05%
(2) Not subject to discretionary withdrawal	1,682	23,771	—	25,453	62.73%
(3) Total (gross: direct + assumed)	$3,523	$23,784	$13,265	$40,572	100.00%
(4) Reinsurance ceded	1,379	—	12,818	14,197
(5) Total (net)* (3) - (4)	$2,144	$23,784	$447	$26,375
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$2	$—	$—	$2

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$140	$49	$—	$189	0.52%
b. At book value less current surrender charge of 5% or more	28	—	—	28	0.08%
c. At fair value	—	—	13,508	13,508	37.26%
d. Total with market adjustment or at fair value	168	49	13,508	13,725	37.86%
e. At book value without adjustment (minimal or no charge or adjustment)	1,851	—	—	1,851	5.11%
(2) Not subject to discretionary withdrawal	1,776	18,904	—	20,680	57.03%
(3) Total (gross: direct + assumed)	$3,795	$18,953	$13,508	$36,256	100.00%
(4) Reinsurance ceded	69	—	—	69
(5) Total (net)* (3) - (4)	$3,726	$18,953	$13,508	$36,187
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$2	$—	$—	$2
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

52

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
C. Deposit-Type Contracts (no life contingencies):

	December 31, 2025
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	—	—	—	—	—%
e. At book value without adjustment (minimal or no charge or adjustment)	504	—	—	504	2.26%
(2) Not subject to discretionary withdrawal	21,676	—	75	21,751	97.74%
(3) Total (gross: direct + assumed)	$22,180	$—	$75	$22,255	100.00%
(4) Reinsurance ceded	1,414	—	—	1,414
(5) Total (net)* (3) - (4)	$20,766	$—	$75	$20,841
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	—	—	—	—	—%
e. At book value without adjustment (minimal or no charge or adjustment)	520	—	—	520	2.86%
(2) Not subject to discretionary withdrawal	17,616	—	72	17,688	97.14%
(3) Total (gross: direct + assumed)	$18,136	$—	$72	$18,208	100.00%
(4) Reinsurance ceded	1,344	—	—	1,344
(5) Total (net)* (3) - (4)	$16,792	$—	$72	$16,864
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—
* Represents annuity reserves reported in separate accounts liabilities.

53

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2025:

	December 31, 2025
	General Account			Separate Account - non-guaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
A. Subject to discretionary withdrawal,
surrender values, or policy loans:
(1) Term policies with cash value	$—	$731	$3,233	$—	$—	$—
(2) Universal life	5,075	5,314	5,963	—	—	—
(3) Universal life with secondary guarantees	1,531	1,415	8,419	—	—	—
(4) Indexed universal life	843	801	833	—	—	—
(5) Indexed universal life with secondary guarantees	2,454	1,690	2,991	—	—	—
(6) Indexed life	—	—	—	—	—	—
(7) Other permanent cash value life insurance	2,187	8,681	9,811	2,440	2,440	2,440
(8) Variable life	—	—	—	—	—	—
(9) Variable universal life	114	109	94	1,912	1,905	1,898
(10) Miscellaneous reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal
or no cash values
(1) Term policies without cash value	$—	$—	$11,251	$—	$—	$—
(2) Accidental death benefits	—	—	13	—	—	—
(3) Disability - active lives	—	—	26	—	—	—
(4) Disability - disabled lives	—	—	196	—	—	—
(5) Miscellaneous reserves	—	—	2,079	—	—	—
C. Total (gross: direct + assumed)	$12,204	$18,741	$44,909	$4,352	$4,345	$4,338
D. Reinsurance ceded	7,058	10,417	26,338	—	—	—
E. Total (net) (C) - (D)	$5,146	$8,324	$18,571	$4,352	$4,345	$4,338

54

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2024:

	December 31, 2024
	General Account			Separate Account - non-guaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
A. Subject to discretionary withdrawal,
surrender values, or policy loans:
(1) Term policies with cash value	$—	$687	$3,245	$—	$—	$—
(2) Universal life	5,276	5,333	6,111	—	—	—
(3) Universal life with secondary guarantees	1,597	1,446	8,347	—	—	—
(4) Indexed universal life	795	726	781	—	—	—
(5) Indexed universal life with secondary guarantees	2,140	1,414	2,365	—	—	—
(6) Indexed life	—	—	—	—	—	—
(7) Other permanent cash value life insurance	2,168	8,571	9,811	1,824	1,824	1,824
(8) Variable life	—	—	—	—	—	—
(9) Variable universal life	114	106	155	1,822	1,814	1,806
(10) Miscellaneous reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal
or no cash values
(1) Term policies without cash value	$—	$—	$11,320	$—	$—	$—
(2) Accidental death benefits	—	—	14	—	—	—
(3) Disability - active lives	—	—	27	—	—	—
(4) Disability - disabled lives	—	—	206	—	—	—
(5) Miscellaneous reserves	—	—	1,981	—	—	—
C. Total (gross: direct + assumed)	$12,090	$18,283	$44,364	$3,646	$3,638	$3,630
D. Reinsurance ceded	7,039	10,245	26,174	—	—	—
E. Total (net) (C) - (D)	$5,051	$8,038	$18,190	$3,646	$3,638	$3,630
11. SEPARATE ACCOUNTS

Separate Accounts
The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate accounts. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative.
Certain separate accounts relate to MVA fixed annuity contracts and registered index-linked annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company's separate account by certain states, including Texas.
Certain separate accounts relate to flexible premium adjustable life insurance and pension risk transfer annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.
The Company does not engage in securities lending transactions within the separate accounts.
In accordance with the products/transactions recorded within the separate accounts, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.
General account reserves of $82 million and $10 million were established for the separate account reserve in excess of assets in subaccounts TFA1-B and TFA1-D, respectively.

55

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents separate account assets by product or transaction:

	December 31, 2025		December 31, 2024
(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuities	$45,294	$—	$45,316	$—
Variable life	3,910	—	3,206	—
Bank-owned life insurance – hybrid	470	—	464	—
Deferred annuities with MVA features	249	—	300	—
Pension risk transfer annuities	25,349	—	20,800	—
Annuities with MVA features	—	4,928	—	4,122
Fixed annuities excess interest adjustment features	—	6	—	9
Registered index-linked annuities	—	2,935	—	70
Total	$75,272	$7,869	$70,086	$4,201
Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.
If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2025 and 2024 is $27.9 billion and $4.5 billion, respectively.
The separate account business had no seed money balance at December 31, 2025. The separate account seed money balances was $7 million at December 31, 2024.
The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charge paid by the Separate Account	Guarantees Paid by the General Account
2025	$246	$28
2024	445	42
2023	558	65
2022	596	64
2021	539	36

56

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents information regarding the separate accounts:

(in millions)	Indexed	Non-indexed guarantee less than or equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed separate accounts	Total
December 31, 2025
Premiums, considerations or deposits	3,094	$—	$152	$5,895	$9,141
Reserves for accounts with assets at:
Market value	$—	$—	$—	46,103	$46,103
Amortized cost	5,977	27,424	968	—	34,369
Total reserves	$5,977	$27,424	$968	$46,103	$80,472
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	5,977	$25,030	$968	$—	$31,975
At market value	—	—	—	46,029	46,029
Subtotal	5,977	25,030	968	46,029	78,004
Not subject to discretionary withdrawal	—	2,394	—	74	2,468
Total reserves	$5,977	$27,424	$968	$46,103	$80,472
December 31, 2024
Premiums, considerations or deposits	$737	$—	$176	$4,117	$5,030
Reserves for accounts with assets at:
Market value	$—	$—	$—	$47,778	$47,778
Amortized cost	3,056	20,094	806	—	23,956
Total reserves	$3,056	$20,094	$806	$47,778	$71,734
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$3,056	$17,791	$806	$—	$21,653
At market value	—	—	—	47,706	47,706
Subtotal	3,056	17,791	806	47,706	69,359
Not subject to discretionary withdrawal	—	2,303	—	72	2,375
Total reserves	$3,056	$20,094	$806	$47,778	$71,734
December 31, 2023
Premiums, considerations or deposits	$803	$—	$178	$6,597	$7,578
Reserves for accounts with assets at:
Market value	$—	$—	$—	$46,589	$46,589
Amortized cost	2,611	17,306	617	—	20,534
Total reserves	$2,611	$17,306	$617	$46,589	$67,123
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$2,611	$17,179	$617	$—	$20,407
At market value	—	—	—	46,488	46,488
Subtotal	2,611	17,179	617	46,488	66,895
Not subject to discretionary withdrawal	—	127	—	101	228
Total reserves	$2,611	$17,306	$617	$46,589	$67,123
Reconciliation of Net Transfers to or from Separate Accounts
The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years Ended December 31,
(in millions)	2025	2024	2023
Transfers to separate accounts	$9,142	$5,030	$7,578
Transfers from separate accounts	(7,444)	(6,859)	(5,500)
Net transfers to (from) separate accounts	1,698	(1,829)	2,078
Reconciling adjustments:
Deposit-type contracts	—	—	—
Total reconciling adjustments	—	—	—
Transfers as reported in the Statutory Statements of Operations	$1,698	$(1,829)	$2,078
12. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented less than 1.0 percent of gross insurance in-force at December 31, 2025, 2024 and 2023, respectively. Policyholder dividends for the years ended December 31, 2025, 2024 and 2023 were $19 million, $17 million, and $13 million, respectively.

57

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
13. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

	December 31, 2025		December 31, 2024
(in millions)	Gross	Net of Loading	Gross	Net of Loading
Industrial	$—	$—	$—	$—
Ordinary new business	$31	$31	$30	$30
Ordinary renewal	(446)	(15)	(450)	20
Group life	(1)	(1)	(1)	(1)
Total	$(416)	$15	$(421)	$49

14. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance transactions to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations to insureds and beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.
Reinsurance premiums assumed in 2025, 2024 and 2023 were $3.0 billion, $2.1 billion and $4.9 billion, respectively. Reinsurance premiums ceded in 2025, 2024 and 2023 were $58.7 billion, $12.7 billion and $2.5 billion, respectively. Additionally, reserves on reinsurance assumed were $14.5 billion and $11.2 billion at December 31, 2025 and 2024, respectively. The reserve credit taken on reinsurance ceded was $50.2 billion and $38.6 billion at December 31, 2025 and 2024, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2025 and 2024, the Company’s reinsurance recoverables were $376 million and $263 million, respectively.
The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.
As of December 31, 2025 and 2024, $21 billion and $21 billion of the Company’s reserves representing a mix of run-off life and annuity risks were ceded to Fortitude Reinsurance Company Ltd. (“Fortitude Re”) under modified coinsurance agreements.
Certain reinsurers have sought rate increases on certain yearly renewable term agreements. The Company has disputed, and expects to continue disputing, any requested rate increases under these agreements. These disputes may lead to and have resulted in arbitration over the terms of the reinsurance contracts. To the extent reinsurers seek retroactive premium increases, the Company’s practice is to assess and accrue its current estimate of probable loss with respect to these matters when appropriate.
Affiliate Reinsurance Treaties
The Company has a modified coinsurance reinsurance agreement with VALIC, pursuant to which certain blocks of VALIC’s variable annuity business are ceded to the Company. At December 31, 2025 and 2024 , the liabilities resulting from the agreement and recorded in the accompanying financial statements were $16.2 billion and $17.7 billion, respectively. In 2025, 2024 and 2023, the agreement increased the Company’s pre-tax earnings by $336 million, $278 million and $319 million, respectively.
The Company has coinsurance/modified coinsurance agreements with AGC Life whereby the Company cedes certain term life and universal life insurance policies to AGC Life. These agreements decreased the Company’s pre-tax

58

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
earnings by $6 million in 2025 and increased pre-tax earnings by $4 million (excluding the impact of recaptures) and $60 million in 2024 and 2023, respectively.
The Company has various reinsurance agreements with Corebridge Bermuda in which the Company cedes certain fixed annuity, fixed indexed annuity, term life insurance, and structured settlement annuity contracts to Corebridge Bermuda. At December 31, 2025 and 2024, the reserves ceded under these agreements totaled $19.6 billion and $12.3 billion, respectively. In 2025 and 2024, these agreements increased the Company’s pre-tax earnings by $616 million and $1.3 billion, respectively, and decreased pre-tax income by $1 million in 2023.
Significant New or Amended Reinsurance Treaties
Effective August 1, 2025, the Company entered into a coinsurance and modified coinsurance agreement (the “VA Reinsurance Agreement”) with Corporate Solutions Life Reinsurance Company, an Iowa-domiciled insurance company (the “VA Reinsurer”). Under the terms of the VA Reinsurance Agreement, the Company will cede to the VA Reinsurer 100% of the applicable reinsured liabilities with respect to (i) in-force individual retirement variable annuity contracts issued prior to August 1, 2025, and (ii) new individual retirement variable annuity contracts issued beginning August 1, 2025. As of August 1, 2025, the Company transferred to the VA Reinsurer $1.9 billion of assets primarily consisting of bonds supporting the general account liabilities, net of a ceding commission. Additionally, $45.1 billion of separate account liabilities were ceded under the modco portion of the agreement.

The impact of the VA Reinsurance Agreement at inception on August 1, 2025 is below:
(in millions)
Increase (Decrease)

Summary of Operations
Premiums	$(49,557)
Commissions and expense allowances on reinsurance ceded	617
Reserve adjustments on reinsurance ceded	45,135
Total Revenue	(3,805)

Increase in aggregate reserves for life contracts	(4,330)
IMR ceded under reinsurance agreement	11
Net gain from operations before federal income taxes	514

Capital and Surplus Account
Change in surplus as a result of reinsurance	$1,923

59

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
In July 2024, the Company entered into a Variable Quota Share Coinsurance and Coinsurance with Funds Withheld Reinsurance Agreement, effective as of January 1, 2024, with Corebridge Bermuda. Under the agreement, the Company will cede to Corebridge Bermuda a variable quota share percentage of certain fixed indexed annuity and fixed annuity products issued subsequent to December 31, 2023. The agreement was accounted for on a prospective basis from January 1, 2024 and the impact of the agreement as of December 31, 2024 is below.

(in millions)
Increase (Decrease)

Summary of Operations
Premiums	$(9,327)
Commissions and expense allowances on reinsurance ceded	481
Total Revenue	(8,846)

Annuity benefits	(34)
Surrender benefits and withdrawals for life contracts	(69)
Change in reserves	(10,245)
Interest on funds withheld	266
Net gain from operations before federal income taxes	$1,236

Effective December 31, 2024, the Company entered into a combined coinsurance and coinsurance with funds withheld reinsurance agreement with Corebridge Bermuda. Under the agreement, the Company will cede to Corebridge Bermuda term life insurance policies written from January 1, 2020 to December 31, 2024 and certain structured settlement annuity contracts issued from April 1, 2012 to December 31, 2024. Additionally, the Company will cede newly issued term life insurance policies and certain structured settlement annuity contracts issued starting January 1, 2025. The impact of the agreement as of December 31, 2024 is below.

(in millions)
Increase (Decrease)

Summary of Operations
Premiums	$(688)
Commissions and expense allowances on reinsurance ceded	31
Total Revenue	(657)

Change in reserves	(687)
Net gain from operations before federal income taxes	$30

Capital and Surplus Account
Change in surplus as a result of reinsurance	$118

The Company has a reinsurance agreement with Hannover Life Reassurance Company of America (“Hannover”) effective July 1, 2016, as amended (the “A&R Treaty”), under which the Company cedes blocks of whole life, in-force term and guaranteed universal life business on a coinsurance with funds withheld basis, and certain current assumption universal life business on a yearly renewable term basis.
Effective March 31, 2023, the Company recaptured term life business issued from 2017 through 2019 that had previously been ceded to AGC Life on a coinsurance/modified coinsurance basis and concurrently amended the A&R Treaty with Hannover to add this in-force term life business on a coinsurance with funds withheld basis. The Company recognized the net benefit of the recapture and simultaneous cession as a direct credit to surplus of $93 million at March 31, 2023. This increase in surplus will be amortized to income over the life of the treaty.

60

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in millions)	March 31, 2023 Recapture from AGC Life	March 31, 2023 Cession to Hannover	Net Impact of Reinsurance
Increase (Decrease)

Summary Of Operations
Premiums	$1,538	$(1,738)	$(200)
Commissions on reinsurance ceded	(1,054)	1,054	—
Reserve adjustments on reinsurance ceded	(484)	—	(484)
Total revenue	$—	$(684)	$(684)

Increase in aggregate reserves for life contracts	$1,054	$(1,738)	$(684)
Federal income tax expense (benefit)	(221)	221	—
Net income	$(833)	$833	$—

Capital and Surplus Account
Change in surplus as a result of reinsurance	$—	$93	$93

Effective September 30, 2023, the Company recaptured universal life business issued from 2017 through 2019 that had previously been ceded to AGC Life on a coinsurance/modified coinsurance basis and concurrently amended the A&R Treaty with Hannover to add this in-force universal life business on a coinsurance with funds withheld basis. The Company recognized the net benefit of the recapture and simultaneous cession as a direct credit to surplus of $253 million at September 30, 2023. This increase in surplus will be amortized to income over the life of the treaty.

(in millions)	Sept 30, 2023 Recapture from AGC Life	Sept 30, 2023 Cession to Hannover	Net Impact of Reinsurance
Increase (Decrease)

Summary Of Operations
Premiums	$2,092	$(2,035)	$57
Commissions on reinsurance ceded	(939)	939	—
Reserve adjustments on reinsurance ceded	(1,153)	—	(1,153)
Total Revenue	$—	$(1,096)	$(1,096)

Increase in aggregate reserves for life contracts	$939	$(2,035)	$(1,096)
Federal income tax expense (benefit)	(197)	197	—
Net Income	$(742)	$742	$—

Capital and Surplus Account
Change in surplus as a result of reinsurance	$—	$253	$253

61

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The Company previously ceded term and universal life insurance business issued from January 1, 2020 to December 31, 2021 to AGC Life on a coinsurance/modified coinsurance basis. Effective October 1, 2023, AGL recaptured this business, resulting in a $66 million decrease in the Company’s net income.

(in millions)	Oct 1, 2023 Recapture from AGC Life
Increase (Decrease)
Summary Of Operations
Premiums	$129
Commissions on reinsurance ceded	(83)
Reserve adjustments on reinsurance ceded	(46)
Total Revenue	$—

Increase in aggregate reserves for life contracts	$83
Federal income tax expense (benefit)	(17)
Net Income	$(66)

15. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes
The Inflation Reduction Act of 2022 (H.R. 5376), (the “Inflation Reduction Act”) includes a 15% CAMT on adjusted financial statement income for corporations with average profits over $1 billion over a three-year period and a 1% stock buyback tax. In 2024, the U.S. Treasury and Internal Revenue Service (“IRS”) published proposed regulations with respect to the CAMT. On September 30, 2025, the IRS issued Notice 2025-46 and Notice 2025-49 which provide favorable interim guidance on tax consolidations. These Notices provide an option to calculate the Company’s CAMT liability based on the consolidated tax group while subject to the waiting period, as well as certain other matters that do not have a significant impact on the Company. The Company’s estimated CAMT liability will continue to be refined based on future guidance.

The AGC Life consolidated federal income tax return group, of which the Company is a member, has determined that as of the reporting date it is an applicable reporting entity for the CAMT.

The One Big Beautiful Bill Act (H.R. 1) (“OBBB”) was signed into law on July 4, 2025. The tax provisions of the OBBB are not expected to have a material impact on the Company’s financial results.

62

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2025			December 31, 2024			Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$4,180	$876	$5,056	$3,703	$1,976	$5,679	$477	$(1,100)	$(623)
Statutory valuation allowance adjustment	—	232	232	—	159	159	—	73	73
Adjusted gross DTA	4,180	644	4,824	3,703	1,817	5,520	477	(1,173)	(696)
DTA non-admitted	2,513	644	3,157	2,286	1,817	4,103	227	(1,173)	(946)
Net admitted DTA	1,667	—	1,667	1,417	—	1,417	250	—	250
DTL	103	—	103	122	—	122	(19)	—	(19)
Total	$1,564	$—	$1,564	$1,295	$—	$1,295	$269	$—	$269
The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2025			December 31, 2024			Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components
SSAP 101
Federal income taxes paid in prior years recoverable through loss carry backs	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	1,564	—	1,564	1,295	—	1,295	269	—	269
1. Adjusted gross DTA expected to be realized following the reporting date	1,564	—	1,564	1,295	—	1,295	269	—	269
2. Adjusted gross DTA allowed per limitation threshold	—	—	1,641	—	—	1,311	—	—	330
Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	103	—	103	122	—	122	(19)	—	(19)
DTA admitted as the result of application of SSAP 101	$1,667	$—	$1,667	$1,417	$—	$1,417	$250	$—	$250
The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years Ended December 31,
($ in millions)	2025	2024
Ratio percentage used to determine recovery period and threshold limitation amount	764%	734%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$10,940	$8,738
The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.
The Company’s tax planning strategy does not include the use of reinsurance.
The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

63

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2025	2024	2023
Current income tax expense
Federal	$(306)	$451	$(52)
Foreign	—	—	—
Subtotal	(306)	451	(52)
Federal income tax on net capital gains (losses)	(87)	(260)	(170)
Federal income tax incurred	(393)	191	(222)

	Years Ended December 31,
(in millions)	2025	2024	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$1,741	$1,668	$73
Investments	580	184	396
Deferred acquisition costs	1,071	1,301	(230)
Fixed assets	466	411	55
Policyholder dividend accruals	3	4	(1)
Compensation and benefits accrual	17	39	(22)
Tax credit carryforward	—	—	—
Net operating loss carry-forward	70	1	69
Other (including items less than 5% of total ordinary tax assets)	232	95	137
Subtotal	4,180	3,703	477
Non-admitted	2,513	2,286	227
Admitted ordinary deferred tax assets	1,667	1,417	250
Capital:
Investments	424	1,708	(1,284)
Net capital loss carryforward	452	268	184
Subtotal	876	1,976	(1,100)
Statutory Valuation Allowance Adjustment	232	159	73
Non-admitted	644	1,817	(1,173)
Admitted capital deferred tax assets	—	—	—
Admitted deferred tax assets	1,667	1,417	250
Deferred tax liabilities:
Ordinary:
Deferred and uncollected premium	48	51	(3)
Policyholder reserves	2	15	(13)
Other (including items less than 5% of total ordinary tax liabilities)	53	56	(3)
Subtotal	103	122	(19)
Capital:
Other (including items less than 5% of total capital tax liabilities)	—	—	—
Subtotal	—	$—	$—
Deferred tax liabilities	103	122	(19)
Net deferred tax assets	$1,564	$1,295	269

64

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

	Years Ended December 31,
(in millions)	2025	2024	Change
Total adjusted deferred tax assets	$4,823	$5,520	$(697)
Total deferred tax liabilities	103	122	$(19)
Net adjusted deferred tax assets	$4,720	$5,398	$(678)
Tax effect of unrealized gains (losses)			233
Tax effect on balance sheet only movement			(161)
Change in net deferred income tax			(606)
The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2025		December 31, 2024		December 31, 2023
(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Income tax expense at applicable rate	$(15)	$21.0%	$341	21.0%	$(16)	21.0%
Change in valuation adjustment	73	$(103.8)	(24)	(1.5)	(120)	154.8
Disregarded entities	(16)	$22.4	(3)	(0.2)	1	(1.2)
Amortization of interest maintenance reserve	(120)	$170.5	(183)	(11.3)	(82)	105.5
Surplus adjustments	380	$(540.2)	17	1.1	50	(65.0)
Dividend received deduction	(23)	$32.5	(22)	(1.4)	(26)	33.2
Prior year return true-ups and adjustments	(37)	$53.4	(89)	(5.5)	(84)	108.5
Other permanent adjustments	(13)	$19.2	(27)	(1.6)	(3)	3.8
Change in non-admitted assets	(12)	$17.0	43	2.8	10	(12.7)
LTIP shortfall deduction	(4)	$5.1	(3)	(0.2)	(8)	10.7
Statutory income tax expense (benefit)	$213	$(302.9)%	$50	3.2%	$(278)	358.6%

Federal income taxes incurred	$(393)	$558.5%	$191	11.8%	$(222)	286.4%
Change in net deferred income taxes	606	$(861.4)	(141)	(8.6)	(56)	72.2
Total statutory income taxes	$213	$(302.9)%	$50	3.2%	$(278)	358.6%
At December 31, 2025, the Company had no foreign tax credit carryforwards.
At December 31, 2025, the Company had U.S. federal operating loss carryforwards of $70 million generated in 2025 with unlimited carryforward periods.
At December 31, 2025, the Company has the following capital loss carryforwards (in millions).

Year Expires	Amount
2029	$268
2030	$184
Total	$452

At December 31, 2025, the Company had no alternative minimum tax credits.
At December 31, 2025, the Company had no general business credit carryforwards.
At December 31, 2025, the Company had no CAMT credits.

65

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2023	$—
2024	—
2025	—
Total	$—
In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $5.1 billion and concluded that $232 million valuation allowance was required at December 31, 2025. The Company had concluded that $159 million valuation allowance was required on the DTAs of $5.7 billion at December 31, 2024.
The Company had no deposits admitted under Internal Revenue Code Section 6603.
The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Years Ended December 31,
(in millions)	2025	2024
Gross unrecognized tax benefits at beginning of year	$—	$7
Increases in tax position for prior years	—	—
Decreases in tax position for prior years	—	(7)
Gross unrecognized tax benefits at end of year	$—	$—
At December 31, 2025 and 2024, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate was $0.2 million.
Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2025 and 2024, the Company had no accrued liabilities for the payment of interest (net of the federal benefit) and penalties. In 2025 and 2024, the Company did not recognize any expense of interest (net of the federal benefit) and penalties.
The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2025, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.
The Company is currently under IRS examinations for the taxable years 2011-2019 and engaging in the IRS Appeals process in regard to years 2007-2010. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2007-2024 remain subject to examination by major tax jurisdictions.
The Company is not subject to the repatriation transition tax for the year ended December 31, 2025.
The Company joined with AGC Life, VALIC, USL and Corebridge Bermuda in filing a consolidated life company federal income tax return.
The Company has a written agreement with AGC Life, under which each subsidiary agrees to pay the parent company an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary’s separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary’s separate return tax liability over the allocated consolidated tax liability. AGC Life agrees to pay each subsidiary for the

66

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.
The Company may be charged with a portion of CAMT incurred by the AGC Life consolidated group (or credited with a portion of the consolidated group’s CAMT credit utilization).
16. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2025, the Company exceeded RBC requirements that would require any regulatory action.
The Company is subject to the Texas Insurance Code (“TIC”), which imposes certain restrictions on shareholder dividends. Pursuant to TIC 823.107, the maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid by the Company without prior approval of the Texas Insurance Commissioner (the “Commissioner”), is the greater of (i) 10% of its policyholder surplus as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized gains), not including pro rata distributions of such insurance company’s own securities. The Company will be permitted to pay a dividend to its shareholder in excess of the greater of such two amounts (i.e., an extraordinary dividend) only if it files notice of the declaration of such an extraordinary dividend and the amount thereof with the Commissioner and the Commissioner either approves the distribution of the extraordinary dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (“unassigned funds (surplus)”) calculated as of the most recent financial information available would require the filing of a notice of an extraordinary dividend with the Commissioner.
The maximum amount, before considering the dividend test discussed below, that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to AGC Life (as immediate parent company), by the Company in 2026 is $1,250 million. The estimated ordinary dividend capacity of the Company is further limited by the fact that the dividend test under Texas insurance law is based on dividends previously paid over a rolling twelve-month period. Consequently, depending on the actual payment dates during 2026, some or all of the dividends estimated to be ordinary may require regulatory approval or non-disapproval. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

67

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2025, 2024 and 2023:

Date	Type	Cash or Non-cash	Amount (in millions)
2025
March 28, 2025	Ordinary	Cash	285
March 28, 2025	Extraordinary	Cash	102
June 23, 2025	Extraordinary	Cash	600
September 25, 2025	Ordinary	Cash	48
September 25, 2025	Extraordinary	Cash	1,272
December 22, 2025	Extraordinary	Cash	1,290

2024
June 26, 2024	Extraordinary	Cash	$200
September 23, 2024	Extraordinary	Cash	357
September 23, 2024	Ordinary	Cash	193
December 23, 2024	Extraordinary	Cash	408
December 23, 2024	Ordinary	Cash	142

2023
March 27, 2023	Ordinary	Cash	$500
June 20, 2023	Ordinary	Cash	500
September 19, 2023	Ordinary	Cash	500
December 20, 2023	Ordinary	Cash	481
December 20, 2023	Extraordinary	Cash	19
The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding at December 31, 2025.
The following table summarizes the Company's surplus notes issued and outstanding at December 31, 2025.

(in millions)

1	2	3	4	5	6	7	8
Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Is Surplus Note Holder a Related Party (Y/N)	Carrying Value of Note Prior Year	Carrying Value of Note Current Year	Unapproved Interest And/Or Principal
1	10/28/2024	5.725%	$500	YES	$500	$500	$—

1	9	10	11	12	13	14
Item Number	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Current Year Interest Offset Percentage (not including amounts paid to a 3rd party liquidity provider)	Current Year Principal paid	Life-To-Date Principal Paid	Date To Maturity
1	$29	$34	$—	$—	$—	10/28/2027

68

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

1	15	16	17	18	19
Item Number	Are Surplus Note Payments contractually Linked? (Y/N)	Were Surplus Note proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Were Surplus Note proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Is Asset Issuer a Related Party( Y/N)	Type of Assets Received Upon Issuance
1	NO	NO	NO	YES	N/A

1	20	21	22
Item Number	Principal Amount of Amounts Received under Issuance	Book/Adjusted Carry Value of Asset	Is Liquidity Source a Related Party to the Surplus Note Issuer? (Y/N)
1	N/A	N/A	NO

On October 28, 2024, the Company and its affiliate, USL, executed a Surplus Note Agreement, the form of which was previously approved by the TDI, pursuant to which USL purchased a $500 million surplus note issued by the Company with cash. The surplus note pays interest of 5.725% per annum and has a maturity date of October 28, 2027.
The surplus notes are subordinate in right of payment to the claims of policyholders, claimants and beneficiaries and to all other classes of creditors.

17. RETIREMENT AND SHARE-BASED AND DEFERRED COMPENSATION

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.
Employee Retirement and Postretirement Benefit Plans
Corebridge provides post-employment medical and life benefits for certain retired employees. The Company receives an allocation of the Company’s share of expenses based on estimated claims less contributions from participants.

The following table presents information about employee-related costs (expense credits):

	Years Ended December 31,
(in millions)	2025	2024	2023
Defined benefit plans	$—	$—	$7
Postretirement medical and life insurance plans	1	—	—
Total	$1	$—	$7
Defined Contribution Plan
The Company’s employees participate in the Corebridge Financial Inc. Retirement Savings 401(k) Plan (“401(k) plan”), a qualified defined contribution plan that provides for pre-tax salary contributions by its US employees, as well as an employer contribution. The 401(k) plan provides pre-tax salary reduction contributions by its U.S. employees. Employer matching contributions of 100 percent are made on the first six percent of participant contributions, subject to IRS-imposed limitations, and an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations. The Company’s pre-tax expense associated with this plan was $27 million, $26 million and $23 million in 2025, 2024 and 2023, respectively.

69

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Share-based and Deferred Compensation Plans
The Company’s employees participate in several stock compensation programs under the Corebridge Financial, Inc. Long-term Incentive Plan (each as applicable, the “LTIP”), which are governed by the Corebridge Financial, Inc. 2022 Omnibus Incentive Plan, as amended and restated on February 16, 2023, (the “2022 Plan”, together with the LTIP, the “Corebridge Plans”). Corebridge’s LTIP provides for an annual award to certain employees, including senior executive officers and other highly compensated employees, that may comprise a combination of one or more of the following units: performance share units (“PSUs”), restricted stock units (“RSUs”) or stock options.PSUs are earned based on Corebridge achieving specified performance goals at the end of a three-year performance period. RSUs and stock options are earned based solely on continued service by the participant and vesting occurs in three equal installments on the first, second and third anniversaries of the grant date.
The Company recognized compensation expenses of $33 million, $26 million and $23 million for the years ending December 31, 2025, 2024 and 2023, respectively, on the grant date of the awards.
18. DEBT

The Company is a member of the Federal Home Loan Bank (“FHLB”) of Dallas. Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.
Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws.
The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed. The Company’s net borrowing capacity at December 31, 2025 is $3.9 billion.
The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2025	2024
Membership stock - Class B	$7	$7
Activity stock	181	181
Excess stock	32	20
Total	$220	$208

Actual or estimated borrowing capacity as determined by the insurer	$8,325	$6,132
The Company did not hold any Class A at December 31, 2025 or 2024.
The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2025		December 31, 2024
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amount pledged	$9,568	$9,274	$6,649	$5,939

Maximum amount pledged during reporting period	9,568	9,274	6,893	6,211
The Company’s borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

70

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2025	2024
Amount outstanding	$4,423	$4,423
Maximum amount borrowed during reporting period	$4,423	$4,475
While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2025 or 2024.
The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)
Funding Agreements	Date Issued	Amounts
10-year floating rate	February 15, 2018	$1,148
10-year floating rate	February 15, 2018	1,277
10-year floating rate	February 15, 2018	175
10-year floating rate	February 6, 2018	87
10-year floating rate	January 25, 2018	31
10-year floating rate	January 31, 2017	67
10-year floating rate	January 12, 2017	57
10-year floating rate	June 14, 2016	254
5-year fixed rate	August 25, 2022	300
5-year fixed rate	March 01, 2023	506
5-year fixed rate	September 12, 2023	521

19. COMMITMENTS AND CONTINGENCIES

Commitments
The Company had commitments to provide funding to various limited partnerships totaling $2.9 billion at December 31, 2025 and $2.4 billion at December 31, 2024. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund.
At December 31, 2025 and 2024, the Company had $1.7 billion and $2.1 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans.
The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2025, the future minimum lease payments under the operating leases are as follows:

(in millions)
2026	$13
2027	10
2028	10
2029	8
2030	8
Thereafter	40
Total	$89
Rent expense was $12 million, $16 million and $15 million in 2025, 2024 and 2023, respectively.

71

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Contingencies
Legal Matters
The Company continues to defend against Moriarty v. American General Life Insurance Co. (S.D. Cal.), a putative class action involving Sections 10113.71 and 10113.72 of the California Insurance Code, which was instituted against the Company on July 18, 2017 in state court. The Company removed the matter to federal court on August 23, 2017. In general, those statutes require that for life-insurance policies issued and delivered in California: (1) the policy must contain a 60-day grace period following non-payment of premium during which the policy remains in force; (2) the insurer must provide a 30-day pre-lapse notice; and (3) the insurer must notify policy owners of the right to designate a secondary recipient for lapse notices. The plaintiff contends the Company did not comply with these requirements for a policy issued before these statutes went into effect. The plaintiff seeks damages and other relief. The Company asserts various defenses to the plaintiff’s claims and to class certification. In 2022, the District Court held that a trial was necessary to determine whether the Company was liable on the plaintiff’s breach of contract claim. Also in 2022, the District Court denied class certification and granted partial summary judgment for the Company on the plaintiff’s claim for breach of the implied covenant of good faith and fair dealing. In 2023, the case was reassigned to a new judge, who remanded the plaintiff’s claim for injunctive relief under California’s Unfair Competition Law (UCL) back to state court, and that action has been stayed ever since. The judge also granted the plaintiff’s motion for summary judgment on the plaintiff’s breach of contract claim and decided that good cause existed to allow the plaintiff to file a third motion for class certification. The Company appealed the 2023 summary-judgment decision to the Ninth Circuit.

While the Moriarty appeal was pending, the Ninth Circuit issued a published decision in Small v. Allianz Life Insurance Co. of North America, a related case presenting a substantially identical issue. The Ninth Circuit’s decision in Small squarely rejected the theory that the plaintiffs had advanced in that case and in Moriarty and embraced the argument, made by insurers, that any policyholder or beneficiary suing based on alleged breaches of Sections 10113.71 and 10113.72 must prove that the breaches actually caused them harm, for instance by resulting in missed payments or the lapse of the policy. On March 4, 2025, the panel in Moriarty issued a memorandum disposition without hearing oral argument, vacating the District Court’s 2023 summary-judgment order and remanding for further proceedings. The panel’s short opinion principally relies on the Ninth Circuit’s decision in Small. The Moriarty panel also denied the plaintiff’s request to certify a question to the California Supreme Court. In both Small and Moriarty, the Ninth Circuit denied the plaintiffs’ petitions for rehearing, and the U.S. Supreme Court denied the plaintiffs’ petition for a writ of certiorari on June 30, 2025. The Moriarty case thus returned to the District Court.

After returning to the District Court, the District Court entered an order on September 3, 2025, remanding the plaintiff’s claim for restitution under the UCL to state court. As a result, the plaintiff’s UCL claim is fully in state court and still subject to a stay pending resolution of the federal case. The plaintiff subsequently moved to lift the stay in state court, but the state court denied that motion on December 12, 2025. The plaintiff also moved to give notice to former putative class members of the denial of class certification; that motion was denied by the District Court on December 18, 2025.

On January 12, 2026, a jury trial began in the District Court on the plaintiff’s individual breach of contract claim. The jury rendered a verdict for the plaintiff on January 13, 2026, and the District Court is expected to enter a final judgment awarding the plaintiff the benefits of the policy (approximately $1 million), plus interest. The Company is evaluating its options for post-trial motions and/or another appeal to the Ninth Circuit. The plaintiff may move to lift the stay of state-court proceedings under the UCL upon the resolution of the federal case.

The Company is also defending other actions in California involving similar issues. Gevorgyan v. American General Life Insurance Co. (C.D. Cal.) was filed in state court on January 17, 2025, and removed to federal court on March 27, 2025. Delgado v. American General Life Insurance Co. (C.D. Cal.) was filed in federal court on March 7, 2025. Rocklage v. American General Life Insurance Co. (N.D. Cal.) was filed in state court on April 21, 2025 and removed to federal court on May 30, 2025. Eisenberg v. American General Life Insurance Co. (C.D. Cal.) was filed in state court on September 2, 2025, and removed to federal court on November 14, 2025. People of the State of California v. American General Life Insurance Co., et al. (Cal. Superior Court, San Diego County) was filed on October 17, 2024, against the Company, Lincoln Benefit Life Co., Everlake Life Insurance Co., and Transamerica Life Insurance Co., seeking civil penalties and equitable relief under California Business & Professions Code §§ 17200 et seq. On January 27, 2025, the Company filed a demurrer to the complaint. That demurrer was heard on July 10, 2025. The trial court sustained the Company’s demurrer as to misjoinder on August 25, 2025, but granted leave to amend. The plaintiff filed an Amended Complaint on September 11, 2025, and the Company filed an answer to that pleading on October 14, 2025.

72

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
These cases are in the early stages, and the Company expects their progress will be influenced by future developments in Moriarty and cases against other insurers involving the same insurance statutes. The Company has accrued its current estimate of probable loss with respect to these litigation matters.
Various other lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.
Regulatory Matters
Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.
Other Contingencies
All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments (“GFA”) when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future GFA, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.
The Company accrued $35 million and $39 million for GFA at December 31, 2025 and 2024, respectively. The Company has recorded receivables of $73 million and $73 million at December 31, 2025 and 2024, respectively, for expected recoveries against the payment of future premium taxes.
During 1997 and 1998, the Company participated in a workers’ compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers’ compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers’ compensation business at both December 31, 2025 and 2024. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.
At December 31, 2025 and 2024, the Company had admitted assets of $13 million and $49 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company’s financial condition.
The Company did not receive any business interruption insurance recoveries during the periods covered by this report.

73

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
20. RELATED PARTY TRANSACTIONS

Affiliate Transactions
Corebridge Life Holdings has issued promissory notes to the Company in exchange for cash. The promissory notes were supported by guarantees issued by Corebridge for the benefit of the Company. The TDI issued letters allowing the Company to record the total amounts due under the promissory notes as admitted assets subject to certain conditions and in accordance with applicable provisions of SSAP No. 25. Details of the promissory notes are as follows.

Effective Date	Maturity Date	Interest Rate	Amount
January 2, 2024	January 2, 2029	5.314%	$200,000,000
January 2, 2025	January 2, 2030	5.178%	150,000,000
March 14, 2025	March 14, 2032	5.350%	250,000,000
October 17, 2025	October 17, 2035	5.140%	200,000,000
On October 28, 2024, the Company and its affiliate, USL, executed a Surplus Note Agreement, the form of which was previously approved by the TDI, pursuant to which USL purchased a $500 million surplus note issued by the Company. The surplus note pays interest of 5.725% per annum and has a maturity date of October 28, 2027.
See Note 14 for details of affiliate reinsurance transactions.
During the year ended December 31, 2025, the Company purchased and sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business.
In 2018, AGLIC Investments Bermuda Limited, a Bermuda corporation (“AGLIC Bermuda”) was formed by the Company as an investment subsidiary under Texas Insurance Code Section 823.255. The Company made capital contributions of $2 million and $11 million in 2024 and 2023, respectively. AGLIC Bermuda made distributions to the Company of $0 million in 2024 and $738 million in 2023. Effective May 10, 2024, AGLIC Bermuda was dissolved.
At December 31, 2025, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, US Fund V, Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $84.3 million, $71.2 million, $48.0 million, $67.7 million, $175 million, $52.5 million and $46.3 million respectively.
At December 31, 2024, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $86.4 million, $71.2 million, $61.3 million, $105.6 million, $48.9 million and $55.9 million respectively.
Financing Agreements
The Company and certain of its affiliates have a revolving loan facility with Corebridge, pursuant to which the Company and each such affiliate can, on a several basis, borrow monies from Corebridge (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500 million.
At both December 31, 2025 and 2024, the Company did not have a balance outstanding under this facility.
Cut-Through Agreement
The Company and Corebridge Bermuda entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event Corebridge Bermuda becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by Corebridge Bermuda. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on Corebridge Bermuda’s books related to this agreement was approximately $245 thousand and $280 thousand for the years ending December 31, 2025 and 2024, respectively. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

74

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Investments in Subsidiary, Controlled and Affiliated Entities
The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2025:

(in millions)	Gross Amount	Non-admitted Amount	Admitted Asset Amount	Date of NAIC Filing
AGL LOAN INVESTMENTS CORPORATION	25	—	25	NA
AGL Alternative Holdings, LLC	770	—	770	NA
Freshwater RTC Holdings LLC	—	—	—	NA
SA Affordable Housing LLC	65	—	65	NA
SunAmerica Asset Management LLC	24	—	24	NA
Corebridge Commercial Real Estate Lending Holdings, LLC	—	—	—	NA
Kite Stratford Owner, LLC	25	—	25	NA
Corebridge U.S. Real Estate Fund V (A), LP	(2)	—	(2)	NA
GRE LB Industrial Joint Venture II, LP	29	—	29	NA
Corebridge Europe Real Estate Fund II LR Feeder, LLC	134	—	134	NA
Bayshore PII Company LLC	9	—	9	NA
Corebridge U.S. Real Estate Fund IV Development Sidecar LP	66	—	66	NA
Corebridge U.S. Real Estate Fund III, LP	78	—	78	NA
Corebridge U.S. Real Estate Fund IV, LP	167	—	167	NA
Corebridge Europe Real Estate Fund I S.C.SP	12	—	12	NA
Bayshore Shopping Center JV LLC	12	—	12	NA
Corebridge U.S. Real Estate Fund II, LP	52	—	52	NA
Corebridge REI LB Southeast Industrial Joint Venture, LP.	71	—	71	NA
Corebridge U.S. Real Estate Fund I, LP	(30)	—	(30)	NA
Branch Retail Partners II, LP.	(2)	—	(2)	NA
Corebridge Bartlett Investor II LLC.	1	—	1	NA
Corebridge Papermill Investor II LLC.	1	—	1	NA
Corebridge U.S. LT Apartments JV, LP.	29	—	29	NA
COREBRIDGE DIRECT - SER B	3	3	—	NA
COREBRIDGE DIRECT - SER A	3	3	—	NA
COREBRIDGE DIRECT - NON VOTING	1	1	—	NA
AMERICAN GEN ANN SVC CORP	—	—	—	NA
UG Corp COM	—	—	—	NA
Total	$1,543	$7	$1,536

75

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2024:

(in millions)	Gross Amount	Non-admitted Amount	Admitted Asset Amount	Date of NAIC Filing
AGL Loan Investments Corporation	$24	$—	$24	NA
Corebridge Direct - SER B	2	2	—	NA
Corebridge Direct - SER A	2	2	—	NA
Corebridge Direct - Non Voting	1	1	—	NA
American Gen Annuity Svc Corp	—	—	—	NA
UG Corp Com	—	—	—	NA
AGL Alternative Holdings, LLC	266	—	266	NA
Freshwater RTC Holdings LLC	(2)	—	(2)	NA
SA Affordable Housing LLC	220	—	220	NA
SunAmerica Asset Management LLC	21	—	21	NA
Corebridge Commercial Real Estate Lending Holdings, LLC	—	—	—	NA
SunAmerica Investors 3, LP (Whitehouse Hotel LP)	65	—	65	NA
Kite Stratford Owner, LLC	32	—	32	NA
GRE LB Industrial Joint Venture II, LP	32	—	32	NA
Corebridge Europe Real Estate Fund II LR Feeder, LLC	108	—	108	NA
Bayshore PII Company LLC	10	—	10	NA
Corebridge U.S. Real Estate Fund IV Development Sidecar LP	61	—	61	NA
Corebridge U.S. Real Estate Fund III, LP	104	—	104	NA
Corebridge U.S. Real Estate Fund IV, LP	190	—	190	NA
Touchdown MGP, LLC (Varagon Wildfire Direct Management MGP, LLC)	—	—	—	NA
Corebridge Europe Real Estate Fund I S.C.SP	11	—	11	NA
Bayshore Shopping Center JV LLC	21	—	21	NA
Corebridge U.S. Real Estate Fund II, LP	74	—	74	NA
Corebridge REI LB Southeast Industrial Joint Venture, LP.	70	—	70	NA
Corebridge U.S. Real Estate Fund I, LP	(26)	—	(26)	NA
Branch Retail Partners II, LP	(3)	—	(3)	NA
Corebridge Bartlett Investor II LLC	1	—	1	NA
Corebridge Papermill Investor II LLC	1	—	1	NA
Corebridge U.S. LT Apartments JV, LP	29	—	29	NA
Total	$1,314	$5	$1,309

Operating Agreements
The Company had investments in a Liquidity Pool in which funds were managed by an affiliate, Corebridge Institutional Investments, LLC (formerly known as AIG Asset Management (U.S.), LLC), in the amount of $856 million at December 31, 2023.
Pursuant to service and expense agreements, Corebridge and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to Corebridge or the affiliate providing the

76

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
service. The Company was charged $39 million, $44 million and $48 million under such agreements in 2025, 2024 and 2023, respectively.
Pursuant to an amended and restated investment advisory agreement, the majority of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $129 million in 2025, $110 million in 2024 and $119 million in 2023.
The majority of the Company’s Swap agreements are entered into with an affiliated counterparty, Corebridge Markets, Inc. (See Note 7).
American Home and National Union Guarantees
The Company has a General Guarantee Agreement with American Home Assurance Company (“American Home”), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.
The Company, as successor-in-interest to American General Life and Accident Insurance Company (“AGLA”) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.
The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (“SAAL”) and SunAmerica Life Insurance Company (“SALIC”) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.
The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (“AIG Life”), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (“National Union”), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life Holding, Inc. between July 13, 1998 and April 30, 2010.
Other
The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.
21. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through March 20, 2026, the date the financial statements were issued.
On January 1, 2026, the Company sold all of the outstanding membership interests in SunAmerica Asset Management, LLC (“SAAMCo”) to Venerable Holdings, Inc., a Delaware corporation (“Venerable”). Immediately prior to the SAAMCo sale closing, 100% of the shares of its subsidiary Corebridge Capital Services, Inc. were transferred to the Company.

77

Supplemental Information

The accompanying supplemental schedules and interrogatories present selected statutory financial data as of December 31, 2025 and for the year then ended for purposes of complying with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual. They agree to or are included in the amounts reported in the Company’s 2025
Statutory Annual Statement as filed with the Texas Department of Insurance. Captions not presented as not applicable to the Company.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

(in millions)	December 31, 2025
Investment income earned:
Government bonds	$16
Other bonds (unaffiliated)	6,524
Bonds of affiliates	30
Preferred stocks (unaffiliated)	10
Common stocks (unaffiliated)	12
Common stocks of affiliates	4
Cash and short-term investments	97
Mortgage loans	2,067
Real estate	15
Contract loans	67
Other invested assets	427
Derivative instruments	(607)
Miscellaneous income	9
Gross investment income	$8,671

Real estate owned - book value less encumbrances	$85

Mortgage loans - book value:
Commercial mortgages	$25,795
Residential mortgages	11,082
Mezzanine loans	952
Farm Loans	486
Total mortgage loans	$38,315

Mortgage loans by standing - book value:
Good standing	$37,242
Good standing with restructured terms	593
Greater than 90 days delinquent	—
Interest overdue more than 90 days, not in foreclosure	34
Foreclosure in process	88
Total mortgage loans	$37,957

Partnerships - statement value	$6,965

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$800
Common stocks	2,584

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$6,293
Over 1 year through 5 years	34,639
Over 5 years through 10 years	33,343
Over 10 years through 20 years	23,416
Over 20 years	25,410
Total maturity	$123,101

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$70,073
Class 2	46,876
Class 3	3,528
Class 4	2,062
Class 5	437
Class 6	125
Total by class	$123,101

Total bonds, short-term and cash equivalent bond investments publicly traded	43,722
Total bonds, short-term and cash equivalent bond investments privately traded	79,379

Preferred stocks - statement value	$280
Common stocks - market value	2,802
Short-term investments - book value	27
Cash equivalents - book value	432
Options, caps and floors owned - statement value	3,136
Collar, swap and forward agreements open - statement value	(733)
Futures contracts open - current value	(6)
Cash on deposit	552

79

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA - (Continued)

(in millions)	December 31, 2025
Life insurance in-force:
Industrial	$662
Ordinary	92,268
Credit	—
Group	4,321

Amount of accidental death insurance in-force under ordinary policies	4,271

Life insurance policies with disability provisions in-force:
Industrial	190
Ordinary	35,491
Group life	29

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	425
Income payable	217

Ordinary - involving life contingencies:
Amount on deposit	364
Income payable	80

Group - not involving life contingencies:
Amount on deposit	—

Annuities:
Ordinary:
Immediate - amount of income payable	$1,450
Deferred, fully paid - account balance	89,238
Deferred, not fully paid - account balance	39,229

Group:
Amount of income payable	766
Fully paid - account balance	554
Not fully paid - account balance	14,788

Accident and health insurance - premiums in-force:
Other	$54
Group	—
Credit	—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$17,185
Dividend accumulations - account balance	453

Claim payments in 2025
Group accident & health:
2025	$—
2024	—
2023	3
2022	—
2021	—
Prior	178

Other accident & health:
2025	9
2024	1
2023	14
2022	1
2021	(79)
Prior	348

80

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2025
(in millions)

1. The Company’s total admitted assets as of December 31, 2025 are $270.0 billion.
The Company’s total admitted assets, excluding separate accounts, as of December 31, 2025 are $186.8 billion.
2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Carlyle Group	OIA	$1,465	0.80%
b.	Senior Direct Lending Program LLC	BONDS	1,143	0.60
c.	Corebridge Global Real Estate Investment Corp	OIA	622	0.30
d.	Rogers Communications, Inc.	BONDS	539	0.30
e.	Exelon Corporation	BONDS	519	0.30
f.	BLACKSTONE GROUP	OIA	476	0.30
g.	Southern Company	BONDS	471	0.30
h.	Duke Energy Corporation	BONDS	419	0.20
i.	Sempra Energy	BONDS	417	0.20
j.	Cliffwater Corporate Lending Fund	BONDS	411	0.20
3. The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC - 1	$70,073	37.50%	P/RP - 1	$270	0.10%
NAIC - 2	46,876	25.10	P/RP - 2	4	—
NAIC - 3	3,528	1.90	P/RP - 3	5	—
NAIC - 4	2,062	1.10	P/RP - 4	—	—
NAIC - 5	437	0.20	P/RP - 5	1	—
NAIC - 6	126	0.10	P/RP - 6	—	—
4. Assets held in foreign investments:

		Amount	Percentage of Total Admitted Assets
a.	Total admitted assets held in foreign investments	$32,498	17.40%
b.	Foreign currency denominated investments	16,576	8.90
c.	Insurance liabilities denominated in that same foreign currency	—	—
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$30,330	16.20%
b.	Countries rated NAIC - 2	1,652	0.90
c.	Countries rated NAIC - 3 or below	516	0.30

81

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom	$8,718	4.70%
	Country 2: Cayman Islands	3,413	1.80
b.	Countries rated NAIC - 2
	Country 1: Mexico	512	0.30
	Country 2: Indonesia	209	0.10
c.	Countries rated NAIC - 3 or below
	Country 1: Colombia	156	0.10
	Country 2: Dominican Republic	76	—
7. Aggregate unhedged foreign currency exposure:

	Amount	Percentage of Total Admitted Assets
Aggregate unhedged foreign currency exposure	$16,576	8.90%
8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$16,552	8.90%
b.	Countries rated NAIC - 2	22	—
c.	Countries rated NAIC - 3 or below	2	—
9. Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom	$6,734	3.60%
	Country 2: Ireland	2,744	1.50
b.	Countries rated NAIC - 2
	Country 1: Italy	19	—
	Country 2: Peru	3	—
c.	Countries rated NAIC - 3 or below
	Country 1: Brazil	2	—
	Country 2:	—	—

82

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

		NAIC Rating	Amount	Percentage of Total Admitted Assets
a.	Scotland Gas Networks, plc	NAIC 1 - Bonds	$305	0.20%
b.	5555267	MORTGAGE LOAN	295	0.20
c.	Carlyle Group	Other invested Assest	285	0.20
d.	5555184	MORTGAGE LOAN	269	0.10
e.	EnBW Energie Baden-Wuerttemberg AG	NAIC 1 - Bonds	260	0.10
f.	HSBC Holdings plc	NAIC 1 - Bonds	243	0.10
g.	Greensaif Pipelines Bidco Sarl	NAIC 1 - Bonds	243	0.10
h.	Silver (BREDS)	Other invested Assest	242	0.10
i.	5555187	MORTGAGE LOAN	235	0.10
j.	5555261	MORTGAGE LOAN	235	0.10
11. Assets held in Canadian investments are less than 2.5 percent of the reporting entity’s total admitted assets.
12. Assets held in contractual sales restrictions :

		Amount	Percentage of Total Admitted Assets
Aggregate statement value of investments with contractual sales restrictions		$7,632	4.10%

Largest investment with contractual sales restrictions
a.	COMCAST CORPORATION	$164	0.10
b.	MORGAN STANLEY	133	0.10
c.	PEPSICO, INC.	118	0.10

13. The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

		Amount	Percentage of Total Admitted Assets
a.	Carlyle Group	$1,218	0.70%
b.	Federal Home Loan Banks	220	0.10
c.	GENERAL ATLANTIC	196	0.10
d.	THOMA BRAVO LLC	142	0.10
e.	BLACKSTONE GROUP	132	0.10
f.	LS Power Equity Partners	111	0.10
g.	TEACHERS INSURANCE AND ANNUITY	107	0.10
h.	CBPE Capital	100	0.10
i.	Inflexion Private Equity Partners LLP	100	0.10
j.	Nationwide Mutual Insurance Co	97	0.10

83

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)

14. Assets held in nonaffiliated, privately placed equities:

		Amount	Percentage of Total Admitted Assets
Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$1,365	0.70%

Largest three investments held in nonaffiliated, privately placed equities:
a.	Carlyle Alternative Opportunities Fund L.P.	$328	0.20
b.	Federal Home Loan Bank of Dallas	220	0.10
c.	Carlyle Partners VIII L.P.	180	0.10

Ten largest fund managers:

Fund Manager		Total Invested	Diversified	Non- diversified
a.	Carlyle Group	$1,465	$1,465	$—
b.	Corebridge Global Real Estate Investment Corp	622	—	622
c.	BLACKSTONE GROUP	476	476	—
d.	GENERAL ATLANTIC	196	196	—
e.	THOMA BRAVO LLC	142	142	—
f.	LS Power Equity Partners	111	111	—
g.	TEACHERS INSURANCE AND ANNUITY	107	107	—
h.	CBPE Capital	100	100	—
i.	Inflexion Private Equity Partners LLP	100	100	—
j.	Nationwide Mutual Insurance Co	97	97	—
15. Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.
16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

		Amount	Percentage of Total Admitted Assets
a.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY	$366	0.20%
b.	Agricultural Mortgage-STAT Farm Mortgage, Loan No. 5555275, GBR	332	0.20
c.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555267, ESP	295	0.20
d.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002930, CA	272	0.10
e.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555184, GBR	269	0.10
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002781, MA	249	0.10
g.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002954, NY	247	0.10
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR	235	0.10
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555261, NLD	235	0.10
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555164, GBR	223	0.10

84

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

		Amount	Percentage of Total Admitted Assets
a.	Construction loans	$699	0.40%
b.	Mortgage loans over 90 days past due	185	0.10
c.	Mortgage loans in the process of foreclosure	295	0.20
d.	Mortgage loans foreclosed	—	—
e.	Restructured mortgage loans	593	0.30
17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan-to-Value		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	above 95%	$60	—%	$908	0.50%	$—	—%
b.	91% to 95%	60	—	128	0.10	—	—
c.	81% to 90%	838	0.40	966	0.50	—	—
d.	71% to 80%	3,133	1.70	2,457	1.30	—	—
e.	below 70%	6,991	3.70	22,289	11.90	485	0.30
18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.
19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.
20. The Company’s total admitted assets subject to the following types of agreements as of the following dates:

				Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount

a.	Securities lending (do not include assets held as collateral for such transactions)	$3,857	2.10%	$3,499	$3,235	$3,353
b.	Repurchase agreements	1,135	0.60	411	142	459
c.	Reverse repurchase agreements	—	—	70	50	—
d.	Dollar repurchase agreements	—	—	—	—	—
e.	Dollar reverse repurchase agreements	—	—	—	—	—

85

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)

21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	Hedging	$—	—%	$—	—%
b.	Income generation	—	—	—	—
c.	Other	—	—	—	—
22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

				Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Hedging	$752	0.40%	$824	$913	$754
b.	Income generation	—	—	—	—	—
c.	Replications	—	—	4,590	3,520	3,520
d.	Other	—	—	—	—	—
23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Hedging	$55	—%	$152	$193	$48
b.	Income generation	—	—	—	—	—
c.	Replications	—	—	—	—	—
d.	Other	—	—	—	—	—

86

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2025

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Issuer credit obligations
U.S. government obligations	$1,248	0.7	$1,248	$—	$1,248	0.7%
Other U.S. government obligations	88	0.1	88	—	88	0.1
Non-U.S. sovereign jurisdiction securities	1,494	0.8	1,494	—	1,494	0.8
Municipal bonds - general obligations (direct & guaranteed)	313	0.2	313	—	313	0.2
Municipal bonds - special revenue	1,927	1.1	1,927	—	1,927	1.1
Project finance bonds issued by operating entities	5,457	3.1	5,457	—	5,457	3.1
Corporate bonds	54,192	30.5	54,192	—	54,192	30.5
Mandatory convertible bonds	—	—	—	—	—	—
Single entity backed obligations	2,074	1.2	2,074	—	2,074	1.2
SVO-Identified bond exchange traded funds - fair value	—	—	—	—	—	—
SVO-Identified bond exchange traded funds - systematic value	—	—	—	—	—	—
Bonds issued by funds representing operating entities	9,431	5.3	9,431	—	9,431	5.3
Bank loans - issued	—	—	—	—	—	—
Bank loans - acquired	3,436	1.9	3,436	—	3,436	1.9
Mortgages loans that qualify as SVO-Identified credit tenant loans	10	—	10	—	10	—
Certificates of deposit	—	—	—	—	—	—
Other issuer credit obligations	2	—	2	—	2	—
Total issuer credit obligations	$79,672	44.9	$79,672	$—	$79,672	44.9
Asset-backed securities
Financial asset-backed securities - self-liquidating	29,479	16.6	29,479	—	29,479	16.6
Financial asset-backed securities - not self-liquidating	1,122	0.6	1,122	—	1,122	0.6
Non-financial asset-backed securities	12,801	7.2	12,801	—	12,801	7.2
Total asset-backed securities	43,402	24.4	43,402	—	43,402	24.4
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	$280	0.2	$280	$—	$280	0.2
Parent, subsidiaries and affiliates	—	—	—	$—	—	—
Total preferred stocks	$280	0.2	$280	$—	$280	0.2
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	$—	—	$—	$—	$—	—
Industrial and miscellaneous Other (Unaffiliated)	225	0.1	225	—	225	0.1
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	2,584	1.5	2,577	—	2,577	1.5
Mutual funds	—	—	—	—	—	—
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Exchange traded funds	—	—	—	—	—	—
Total common stocks	$2,809	1.6	$2,802	$—	$2,802	1.6
Mortgage loans:
Farm mortgages	$486	0.3	$486	$—	$486	0.3
Residential mortgages	11,082	6.2	11,082	$—	11,082	6.2
Commercial mortgages	25,795	14.5	25,795	$—	25,795	14.5
Mezzanine real estate loans	952	0.5	952	$—	952	0.5
Total valuation allowance	(361)	(0.2)	(361)	$—	(361)	(0.2)
Total mortgage loans	$37,954	21.3	$37,954	$—	$37,954	21.3
Real estate:
Properties occupied by company	$—	—	$—	$—	$—	—
Properties held for production of income	67	—	67	$—	67	—
Properties held for sale	18	—	18	$—	18	—
Total real estate	$85	—	$85	$—	$85	—

87

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2025

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Cash, cash equivalents and short-term investments:
Cash	$552	0.3	$552	$—	$552	0.3
Cash equivalents	432	0.2	432	$—	432	0.2
Short-term investments	27	—	27	$—	27	—
Total cash, cash equivalents and short-term investments	1,011	0.5	1,011	$—	1,011	0.5
Contract loans	1,164	0.6	1,141	$—	1,141	0.6
Derivatives	2,797	1.6	2,797	$—	2,797	1.6
Other invested assets	6,887	3.9	6,887	$—	6,887	3.9
Receivables for securities	78	—	78	$—	78	—
Securities Lending	—	—	—	$—	—	—
Derivative cash collateral and deferred asset for SSAP 108	1,758	1.0	1,758	$—	1,758	1.0
Total invested assets	$177,897	100.0	$177,867	$—	$177,867	100.0%

88

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES
December 31, 2025
The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.
1.    Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?
Yes [ ] No [ X ]
If yes, indicate the number of reinsurance contracts to which such provisions apply:    __________
If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.
Yes [ ] No [ ] N/A [ X ]
2.    Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?
Yes [ ] No [ X ]
If yes, indicate the number of reinsurance contracts to which such provisions apply:    __________
If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.
Yes [ ] No [ ] N/A [ X ]
3.    Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:
(a)    Provisions that permit the reporting of losses to be made less frequently than quarterly;
(b)    Provisions that permit settlements to be made less frequently than quarterly;
(c)    Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
(d)    The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.
Yes [ ] No [ X ]
4.    Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		N/A

89

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES - (continued)
December 31, 2025
5.    Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:
(a)    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or
Yes [ ] No [ X ] N/A [ ]
(b)    Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?
Yes [ ] No [ X ] N/A [ ]
If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:
________________________________________________________________________________

90